UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03833-01

MainStay VP Funds Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2018 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Consolidated Portfolio of Investments September 30, 2018 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.6% †
Corporate Bonds 0.6%
Banks 0.2%
Bank of America Corp.
3.004%, due 12/20/23 (a)	$138,000	$133,920
4.20%, due 8/26/24	130,000	130,608
Citigroup, Inc. 4.60%, due 3/9/26	130,000	130,860
Goldman Sachs Group, Inc.
5.375%, due 3/15/20	130,000	134,003
6.75%, due 10/1/37	60,000	72,177
Morgan Stanley
5.00%, due 11/24/25	130,000	134,640
5.50%, due 1/26/20	130,000	133,885
		870,093
Food 0.1%
Kraft Heinz Foods Co. 2.80%, due 7/2/20	140,000	138,806
Tyson Foods, Inc. 3.95%, due 8/15/24	265,000	264,374
		403,180
Health Care - Products 0.1%
Boston Scientific Corp. 2.85%, due 5/15/20	235,000	233,311

Health Care - Services 0.1%
Laboratory Corporation of America Holdings 2.625%, due 2/1/20	235,000	233,522

Home Builders 0.0% ‡
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	130,000	129,025

Oil & Gas 0.1%
Petrobras Global Finance B.V. 7.375%, due 1/17/27	120,000	121,518
Petroleos Mexicanos 6.75%, due 9/21/47	175,000	166,983
		288,501
Private Equity 0.0% ‡
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	135,000	136,687

Retail 0.0% ‡
AutoNation, Inc. 3.35%, due 1/15/21	180,000	178,424

Telecommunications 0.0% ‡
T-Mobile USA, Inc. 6.375%, due 3/1/25	130,000	135,434

Total Long-Term Bonds (Cost $2,627,276)		2,608,177

		Shares
	Affiliated Investment Companies 0.6%
¤	IQ Global Resources ETF (b)	100,399	2,739,889

	Total Affiliated Investment Companies (Cost $2,893,609)		2,739,889

	Common Stocks 26.6%
	Aerospace & Defense 0.1%
	Leonardo S.p.A. (c)	52,510	632,835

	Airlines 0.3%
	Dart Group PLC	12,579	152,888
	Deutsche Lufthansa A.G., Registered (c)	22,620	555,724
	International Consolidated Airlines Group S.A. (c)	65,315	561,323
			1,269,935
	Automobiles 0.2%
	Fiat Chrysler Automobiles N.V. (b)(c)	24,114	423,995
	Peugeot S.A. (c)	21,375	576,510
	Thor Industries, Inc. (c)	1,500	125,550
			1,126,055
	Banks 0.7%
	Bancorp, Inc. (b)(c)	32,800	314,552
	Bank OZK (c)	14,800	561,808
	Customers Bancorp, Inc. (b)(c)	19,900	468,247
	Fifth Third Bancorp (c)	19,900	555,608
	Metropolitan Bank Holding Corp. (b)(c)	2,000	82,240
	OFG Bancorp (c)	30,500	492,575
	Raiffeisen Bank International A.G. (c)	20,941	602,976
			3,078,006
	Biotechnology 0.3%
	CSL, Ltd.	1,789	260,071
	Mesoblast, Ltd. (b)	42,928	66,715
	Shire PLC (c)	10,193	614,258
	Swedish Orphan Biovitrum A.B. (b)	15,648	457,781
			1,398,825
	Building Products 0.1%
	Armstrong Flooring, Inc. (b)(c)	4,400	79,640
	Inwido A.B.	1,321	9,951
	NCI Building Systems, Inc. (b)(c)	15,700	237,855
			327,446
	Capital Markets 0.5%
	Evercore, Inc., Class A (c)	6,000	603,300
	Flow Traders (c)(d)	7,525	221,044
	Leonteq A.G. (b)	3,143	162,851
	LPL Financial Holdings, Inc. (c)	9,200	593,492
	Swissquote Group Holding S.A., Registered	6,994	508,123
			2,088,810
	Chemicals 0.3%
	Chemours Co. (c)	13,400	528,496
	Covestro A.G. (c)(d)	6,874	557,557
	Huntsman Corp. (c)	19,600	533,708
			1,619,761
	Commercial Services & Supplies 0.1%
	Essendant, Inc. (c)	34,000	435,880
	LSC Communications, Inc. (c)	2,500	27,650
			463,530
	Communications Equipment 0.2%
	EchoStar Corp., Class A (b)(c)	12,400	574,988
	Telefonaktiebolaget LM Ericsson, Class B (c)	25,413	225,553
			800,541
	Construction & Engineering 0.4%
	ACS Actividades de Construccion y Servicios S.A. (c)	14,252	606,955
	Chip Eng Seng Corp., Ltd.	172,000	105,058
	HOCHTIEF A.G. (c)	3,199	530,388
	Keller Group PLC (c)	6,677	88,421
	Maire Tecnimont S.p.A.	48,075	216,460
	Mota-Engil SGPS S.A. (b)	40,444	98,611
	Per Aarsleff Holding A/S	905	34,239
			1,680,132
	Consumer Finance 0.3%
	B2Holding ASA (e)	15,579	31,010
	Curo Group Holdings Corp. (b)(c)	6,600	199,518
	Enova International, Inc. (b)(c)	15,000	432,000
	EZCORP, Inc., Class A (b)(c)	44,100	471,870
	FlexiGroup, Ltd.	43,614	60,373
	Hoist Finance A.B. (d)(f)	6,886	57,800
			1,252,571
	Containers & Packaging 0.0% ‡
	Papeles y Cartones de Europa S.A.	9,488	184,188

	Diversified Consumer Services 0.2%
	American Public Education, Inc. (b)(c)	7,100	234,655
	H&R Block, Inc. (c)	22,000	566,500
	Houghton Mifflin Harcourt Co. (b)(c)	1,700	11,900
	K12, Inc. (b)(c)	13,700	242,490
			1,055,545
	Diversified Financial Services 0.1%
	Banca Farmafactoring S.p.A (d)	6,166	36,941
	Banca IFIS S.p.A.	15,687	353,340
			390,281
	Electrical Equipment 0.3%
	Allied Motion Technologies, Inc. (c)	9,400	511,642
	Atkore International Group, Inc. (b)(c)	18,100	480,193
	Mersen S.A.	2,418	84,924
	TPI Composites, Inc. (b)(c)	18,400	525,320
			1,602,079
	Electronic Equipment, Instruments & Components 0.5%
	AT&S Austria Technologie & Systemtechnik A.G. (c)	6,504	150,274
	CDW Corp. (c)	3,800	337,896
	Insight Enterprises, Inc. (b)(c)	7,300	394,857
	Jabil, Inc. (c)	19,900	538,892
	Mycronic A.B. (e)	23,601	247,100
	Sanmina Corp. (b)(c)	16,000	441,600
			2,110,619
	Energy Equipment & Services 0.7%
	BW Offshore, Ltd. (b)	59,363	471,184
	FTS International, Inc. (b)(c)	25,600	301,824
	Mammoth Energy Services, Inc. (c)	18,000	523,800
	Matrix Service Co. (b)(c)	23,800	586,670
	Patterson-UTI Energy, Inc. (c)	28,900	494,479
	Pioneer Energy Services Corp. (b)	1,000	2,950
	TETRA Technologies, Inc. (b)	39,200	176,792
	TGS NOPEC Geophysical Co. ASA (c)	12,881	524,974
			3,082,673
	Entertainment 0.1%
	Paradox Interactive A.B.	621	10,830
	Viacom, Inc., Class B (c)	20,200	681,952
			692,782
	Food Products 0.5%
	Austevoll Seafood ASA	37,543	517,564
	Dean Foods Co. (c)	29,100	206,610
	Grieg Seafood ASA (c)	26,636	351,819
	Norway Royal Salmon ASA	813	19,619
	Pilgrim's Pride Corp. (b)(c)	31,500	569,835
	Seaboard Corp. (c)	15	55,651
	Select Harvests, Ltd.	31,677	121,816
	TreeHouse Foods, Inc. (b)(c)	11,000	526,350
			2,369,264
	Health Care Equipment & Supplies 0.6%
	Accuray, Inc. (b)	56,600	254,700
	ICU Medical, Inc. (b)(c)	1,400	395,850
	Integer Holdings Corp. (b)(c)	6,100	505,995
	Lantheus Holdings, Inc. (b)(c)	31,000	463,450
	Orthofix Medical, Inc. (b)(c)	800	46,248
	Varex Imaging Corp. (b)(c)	13,300	381,178
	Varian Medical Systems, Inc. (b)(c)	5,300	593,229
			2,640,650
	Health Care Providers & Services 0.6%
	Australian Pharmaceutical Industries, Ltd.	333,212	415,487
	Centene Corp. (b)(c)	4,100	593,598
	Cross Country Healthcare, Inc. (b)(c)	300	2,619
	Magellan Health, Inc. (b)(c)	6,700	482,735
	Molina Healthcare, Inc. (b)(c)	3,073	456,955
	RadNet, Inc. (b)(c)	31,200	469,560
	Summerset Group Holdings, Ltd.	27,722	143,513
	Triple-S Management Corp., Class B (b)(c)	21,200	400,468
			2,964,935
	Hotels, Restaurants & Leisure 0.5%
	Betsson A.B. (b)	64,749	498,910
	BJ's Restaurants, Inc. (c)	6,600	476,520
	Carrols Restaurant Group, Inc. (b)(c)	23,600	344,560
	Chipotle Mexican Grill, Inc. (b)(c)	1,200	545,424
	J.D. Wetherspoon PLC (c)	3,072	52,293
	Red Robin Gourmet Burgers, Inc. (b)(c)	6,300	252,945
			2,170,652
	Household Durables 0.5%
	Berkeley Group Holdings PLC (c)	12,485	598,682
	Bovis Homes Group PLC (c)	2,751	38,456
	JM A.B.	3,290	64,598
	Kaufman & Broad S.A.	3,745	175,664
	Persimmon PLC (c)	18,632	574,339
	Redrow PLC (c)	26,826	204,021
	ZAGG, Inc. (b)(c)	30,800	454,300
			2,110,060
	Independent Power & Renewable Electricity Producers 0.1%
	Falck Renewables S.p.A.	146,350	316,051

	Insurance 0.6%
	AXA S.A. (c)	23,343	627,421
	Genworth Financial, Inc., Class A (b)	106,900	445,773
	Just Group PLC	267,731	308,481
	Poste Italiane S.p.A. (d)	71,464	571,022
	Societa Cattolica di Assicurazioni S.C.	47,573	409,289
	Unum Group (c)	8,300	324,281
			2,686,267
	Interactive Media & Services 0.2%
	Care.com, Inc. (b)(c)	23,100	510,741
	Liberty TripAdvisor Holdings, Inc., Class A (b)(c)	16,200	240,570
			751,311
	Internet & Direct Marketing Retail 0.4%
	1-800-Flowers.com, Inc., Class A (b)(c)	20,400	240,720
	Expedia Group, Inc. (c)	4,700	613,256
	Groupon, Inc. (b)	114,900	433,173
	Lands' End, Inc. (b)(c)	2,100	36,855
	Qurate Retail, Inc. (b)(c)	28,200	626,322
			1,950,326
	IT Services 0.5%
	Alliance Data Systems Corp. (c)	100	23,616
	Appen, Ltd.	33,492	338,209
	Computacenter PLC (c)	2,311	38,134
	Conduent, Inc. (b)(c)	25,800	581,016
	Equiniti Group PLC (d)	19,056	66,068
	Euronet Worldwide, Inc. (b)(c)	1,900	190,418
	First Data Corp., Class A (b)(c)	22,900	560,363
	Sabre Corp. (c)	11,000	286,880
	Softcat PLC (c)	13,933	144,374
			2,229,078
	Leisure Products 0.1%
	Vista Outdoor, Inc. (b)(c)	19,400	347,066

	Life Sciences Tools & Services 0.3%
	Biotage A.B.	1,430	19,180
	Medpace Holdings, Inc. (b)(c)	8,200	491,262
	PRA Health Sciences, Inc. (b)(c)	5,500	606,045
	Syneos Health, Inc. (b)(c)	9,000	463,950
			1,580,437
	Machinery 0.8%
	Allison Transmission Holdings, Inc. (c)	1,600	83,216
	Deutz A.G.	56,617	504,189
	Fincantieri S.p.A (b)	182,330	295,949
	Hyster-Yale Materials Handling, Inc. (c)	700	43,071
	Meritor, Inc. (b)(c)	6,500	125,840
	Oshkosh Corp. (c)	8,400	598,416
	Terex Corp. (c)	15,700	626,587
	Trinity Industries, Inc. (c)	16,600	608,224
	Wacker Neuson S.E.	679	17,407
	Yangzijiang Shipbuilding Holdings, Ltd.	753,200	683,199
			3,586,098
	Media 0.6%
	DISH Network Corp., Class A (b)(c)	1,200	42,912
	Entravision Communications Corp., Class A	18,100	88,690
	News Corp., Class A (c)	20,500	270,395
	Nine Entertainment Co. Holdings, Ltd.	297,027	485,235
	ProSiebenSat.1 Media S.E. (c)	22,450	583,087
	SKY Network Television, Ltd.	27,487	40,084
	TechTarget, Inc. (b)(c)	19,800	384,516
	tronc, Inc. (b)(c)	22,800	372,324
	WPP PLC (c)	35,562	521,223
			2,788,466
	Metals & Mining 1.6%
	Alumina, Ltd.	281,076	562,797
	Anglo American PLC (c)	30,039	674,604
	ArcelorMittal (c)	19,495	606,609
	BlueScope Steel, Ltd.	48,805	599,032
	Eramet (c)	5,125	541,783
	Evraz PLC (c)	52,861	390,382
	Ferrexpo PLC	246,351	642,830
	Freeport-McMoRan, Inc. (c)	36,800	512,256
	Northern Star Resources, Ltd.	97,728	586,334
	Rio Tinto, Ltd.	11,016	627,159
	Ryerson Holding Corp. (b)(c)	21,400	241,820
	Sandfire Resources NL	6,323	33,959
	South32, Ltd.	230,603	653,430
	United States Steel Corp. (c)	19,900	606,552
			7,279,547
	Multiline Retail 0.1%
	Next PLC (c)	3,528	252,636

	Oil, Gas & Consumable Fuels 7.5%
	Abraxas Petroleum Corp. (b)	76,700	178,711
	Antero Midstream GP, L.P. (c)	62,300	1,054,116
¤	Cheniere Energy, Inc. (b)(c)	27,300	1,897,077
	CNX Midstream Partners, L.P.	51,950	1,000,038
	CONSOL Energy, Inc. (b)(c)	10,500	428,505
	Delek U.S. Holdings, Inc. (c)	9,000	381,870
	Denbury Resources, Inc. (b)(c)	87,900	544,980
	DNO ASA	240,984	498,179
	Eclipse Resources Corp. (b)(e)	32,800	39,032
¤	Energy Transfer Equity, L.P. (c)	96,350	1,679,380
¤	Energy Transfer Partners, L.P. (c)	91,750	2,042,355
	EnLink Midstream LLC (c)	72,350	1,190,158
	EnQuest PLC (b)	414,598	223,450
¤	Enterprise Products Partners, L.P. (c)	67,750	1,946,457
	EQT GP Holdings, L.P. (c)	36,100	751,963
	Gulf Keystone Petroleum, Ltd. (b)	61,878	232,680
	HollyFrontier Corp. (c)	3,300	230,670
¤	Kinder Morgan, Inc. (c)	80,400	1,425,492
	Magellan Midstream Partners, L.P. (c)	10,550	714,446
¤	MPLX, L.P. (c)	49,050	1,701,054
	Newfield Exploration Co. (b)(c)	5,200	149,916
	NGL Energy Partners, L.P.	55,850	647,860
	Noble Midstream Partners, L.P. (c)	29,200	1,033,972
	OMV A.G. (c)	11,183	628,297
	ONEOK, Inc. (c)	17,050	1,155,820
	Par Pacific Holdings, Inc. (b)(c)	24,100	491,640
	PBF Energy, Inc., Class A (c)	5,600	279,496
	Peabody Energy Corp. (c)	11,700	416,988
	Phillips 66 Partners, L.P. (c)	15,300	782,442
	Plains All American Pipeline, L.P. (c)	35,650	891,607
¤	Plains GP Holdings, L.P., Class A (b)(c)	55,050	1,350,377
	QEP Resources, Inc. (b)(c)	58,400	661,088
	Renewable Energy Group, Inc. (b)(c)	6,700	192,960
	Sandridge Energy, Inc. (b)(c)	16,300	177,181
	Santos, Ltd.	119,879	629,112
	Shell Midstream Partners, L.P. (c)	41,100	878,718
¤	Targa Resources Corp. (c)	34,150	1,922,986
	W&T Offshore, Inc. (b)(c)	60,800	586,112
	Western Gas Equity Partners, L.P. (c)	27,700	829,338
	Whitehaven Coal, Ltd.	131,144	515,698
¤	Williams Cos., Inc. (c)	57,750	1,570,222
			33,952,443
	Paper & Forest Products 0.3%
	Altri SGPS S.A.	37,498	359,616
	Domtar Corp. (c)	11,400	594,738
	Ence Energia y Celulosa S.A.	52,359	531,925
			1,486,279
	Pharmaceuticals 1.1%
	Akorn, Inc. (b)(c)	30,100	390,698
	Almirall S.A.	21,684	435,800
	Amphastar Pharmaceuticals, Inc. (b)(c)	17,100	329,004
	ANI Pharmaceuticals, Inc. (b)(c)	900	50,886
	Assertio Therapeutics, Inc. (b)(c)	57,700	339,276
	Collegium Pharmaceutical, Inc. (b)	20,100	296,274
	Endo International PLC (b)(c)	29,000	488,070
	Hikma Pharmaceuticals PLC (c)	16,414	395,789
	Horizon Pharma PLC (b)(c)	23,200	454,256
	Mallinckrodt PLC (b)(c)	14,533	425,962
	Mithra Pharmaceuticals S.A. (b)	7,899	269,632
	Pacira Pharmaceuticals, Inc. (b)(c)	10,500	516,075
	Phibro Animal Health Corp., Class A (c)	10,600	454,740
	Recipharm A.B., Class B (b)	14,324	228,864
			5,075,326
	Professional Services 0.3%
	Barrett Business Services, Inc. (c)	6,600	440,748
	Heidrick & Struggles International, Inc. (c)	300	10,155
	Intertrust N.V. (c)(d)	1,113	20,611
	IPH, Ltd.	38,822	168,936
	ManpowerGroup, Inc. (c)	6,300	541,548
	Nielsen Holdings PLC (c)	11,600	320,856
	TrueBlue, Inc. (b)(c)	700	18,235
			1,521,089
	Road & Rail 0.2%
	FirstGroup PLC (b)	63,157	74,951
	Go-Ahead Group PLC (c)	4,805	100,644
	Nobina A.B. (d)	42,605	304,890
	Ryder System, Inc. (c)	7,600	555,332
			1,035,817
	Semiconductors & Semiconductor Equipment 0.4%
	MKS Instruments, Inc. (c)	7,000	561,050
	ON Semiconductor Corp. (b)(c)	5,600	103,208
	Siltronic A.G. (c)	3,606	441,493
	STMicroelectronics N.V. (c)	4,226	76,886
	Synaptics, Inc. (b)(c)	10,100	460,762
	Xperi Corp. (c)	8,800	130,680
			1,774,079
	Software 1.1%
	Altium, Ltd.	23,871	471,756
	Atlassian Corp. PLC, Class A (b)(c)	4,900	471,086
	CyberArk Software, Ltd. (b)(c)	6,600	526,944
	Dell Technologies, Inc., Class V (b)(c)	6,100	592,432
	Five9, Inc. (b)(c)	10,300	450,007
	LogMeIn, Inc. (c)	6,900	614,790
	Nuance Communications, Inc. (b)(c)	36,200	626,984
	Progress Software Corp. (c)	12,000	423,480
	SPS Commerce, Inc. (b)(c)	1,400	138,936
	Symantec Corp. (c)	28,000	595,840
			4,912,255
	Specialty Retail 0.8%
	Abercrombie & Fitch Co., Class A (c)	3,900	82,368
	Accent Group, Ltd.	239,657	282,375
	Ascena Retail Group, Inc. (b)	96,200	439,634
	Best Buy Co., Inc. (c)	3,000	238,080
	Dick's Sporting Goods, Inc. (c)	3,300	117,084
	Express, Inc. (b)(c)	20,300	224,518
	Foot Locker, Inc. (c)	5,600	285,488
	Gap, Inc. (c)	11,800	340,430
	Matas A/S	563	5,505
	Office Depot, Inc.	75,400	242,034
	Pets at Home Group PLC	276,505	430,314
	Super Retail Group, Ltd.	50,570	324,238
	Tailored Brands, Inc. (c)	21,100	531,509
			3,543,577
	Technology Hardware, Storage & Peripherals 0.2%
	Immersion Corp. (b)(c)	18,700	197,659
	Neopost S.A. (c)	2,674	81,280
	Western Digital Corp. (c)	9,500	556,130
			835,069
	Textiles, Apparel & Luxury Goods 0.5%
	Fossil Group, Inc. (b)(c)	19,500	453,960
	Michael Kors Holdings, Ltd. (b)(c)	8,100	555,336
	Pandora A/S (c)	9,838	614,368
	Ralph Lauren Corp. (c)	1,500	206,325
	Tapestry, Inc. (c)	2,200	110,594
	Under Armour, Inc., Class A (b)(c)	23,800	505,036
			2,445,619
	Thrifts & Mortgage Finance 0.3%
	Deutsche Pfandbriefbank A.G. (c)(d)	33,626	503,635
	Genworth Mortgage Insurance Australia, Ltd. (e)	139,514	248,086
	OneSavings Bank PLC (c)	70,306	372,229
	Paragon Banking Group PLC (c)	44,570	278,147
			1,402,097
	Trading Companies & Distributors 0.3%
	AerCap Holdings N.V. (b)	4,200	241,584
	Nexeo Solutions, Inc. (b)(c)	6,600	80,850
	Ramirent OYJ	18,377	148,503
	United Rentals, Inc. (b)(c)	3,800	621,680
	Veritiv Corp. (b)(c)	2,200	80,080
			1,172,697
	Transportation Infrastructure 0.0% ‡
	Societa Iniziative Autostradali e Servizi S.p.A.	12,071	178,692

	Wireless Telecommunication Services 0.2%
	Telephone & Data Systems, Inc. (c)	19,600	596,428
	United States Cellular Corp. (b)(c)	9,800	438,844
			1,035,272
	Total Common Stocks (Cost $118,575,466)		121,249,769

	Preferred Stocks 0.1%
	Auto Components 0.1%
	Schaeffler A.G. (c) 4.91%	46,044	588,588

	Total Preferred Stocks (Cost $620,601)		588,588

	Short-Term Investments 82.8%
	Affiliated Investment Company 11.8%
	MainStay U.S. Government Liquidity Fund, 1.75% (g)	53,494,866	53,494,866

	Total Affiliated Investment Companies (Cost $53,494,866)		53,494,866

	Principal Amount
Repurchase Agreements 20.9%
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $87,474,223 (Collateralized by United States Treasury Notes with rates between 2.625% and 2.75% and maturity dates between 5/31/23 and 3/31/25, with a Principal Amount of $90,105,000 and a Market Value of $89,223,825)	$87,466,570	87,466,570
State Street Bank and Trust Co. 0.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $7,748,924 (Collateralized by a Federal National Mortgage Association security with a rate of 4.00% and a maturity date of 5/1/47, with a Principal Amount of $8,490,000 and a Market Value of $7,908,237) (h)	7,748,891	7,748,891

Total Repurchase Agreements (Cost $95,215,461)		95,215,461

U.S. Governments 50.1%
United States Treasury Bills (i)
1.989%, due 10/25/18 (c)(h)	$40,000,000	39,947,973
2.053%, due 11/15/18 (h)	39,200,000	39,101,265
2.055%, due 11/29/18 (c)	68,070,000	67,833,216
2.055%, due 4/25/19 (c)(h)	28,636,000	28,252,154
2.10%, due 11/15/18	37,985,000	37,886,951
2.137%, due 12/13/18	15,000,000	14,935,327
Total U.S. Governments (Cost $227,994,534)		227,956,886
Total Short-Term Investments (Cost $376,704,861)		376,667,213
Total Investments, Before Investments Sold Short (Cost $501,421,813)	110.7%	503,853,636

		Shares
	Investments Sold Short (22.6%)
	Common Stocks Sold Short (20.6%)
	Aerospace & Defense (0.2%)
	Axon Enterprise, Inc. (b)	(7,200)	(492,696)
	HEICO Corp.	(3,400)	(314,874)
			(807,570)
	Airlines (0.1%)
	Norwegian Air Shuttle ASA (b)	(15,505)	(466,745)

	Auto Components (0.2%)
	ARB Corp., Ltd.	(14,099)	(195,269)
	Motorcar Parts of America, Inc. (b)	(11,700)	(274,365)
	Pirelli & C. S.p.A (b)(d)	(74,038)	(621,332)
			(1,090,966)
	Banks (0.6%)
	Banco de Sabadell S.A.	(386,523)	(600,907)
	BOK Financial Corp.	(5,800)	(564,224)
	Liberbank S.A. (b)	(435,208)	(243,554)
	Live Oak Bancshares, Inc.	(13,200)	(353,760)
	Metro Bank PLC (b)	(13,699)	(531,016)
	Webster Financial Corp.	(9,100)	(536,536)
			(2,829,997)
	Beverages (0.1%)
	Remy Cointreau S.A.	(3,300)	(429,890)

	Biotechnology (0.3%)
	Basilea Pharmaceutica A.G., Registered (b)	(5,864)	(317,579)
	DBV Technologies S.A. (b)	(10,980)	(499,225)
	Pharming Group N.V. (b)	(331,963)	(379,644)
	Zealand Pharma A/S (b)	(6,134)	(100,468)
			(1,296,916)
	Building Products (0.3%)
	AAON, Inc.	(7,100)	(268,380)
	Allegion PLC	(6,900)	(624,933)
	Caesarstone, Ltd.	(10,900)	(202,195)
	Tarkett S.A.	(16,941)	(433,513)
			(1,529,021)
	Capital Markets (0.5%)
	Avanza Bank Holding A.B.	(4,584)	(208,790)
	Deutsche Bank A.G.	(52,719)	(601,566)
	EFG International A.G. (b)	(2,140)	(16,354)
	Hargreaves Lansdown PLC	(19,623)	(571,638)
	MarketAxess Holdings, Inc.	(3,100)	(553,319)
	Platinum Asset Management, Ltd.	(5,325)	(20,632)
	Sanne Group PLC	(18,273)	(152,429)
			(2,124,728)
	Chemicals (0.5%)
	Akzo Nobel N.V.	(6,364)	(595,104)
	Bio-On S.p.A. (b)	(1,500)	(99,792)
	Chr. Hansen Holding A/S	(6,216)	(630,997)
	Nufarm, Ltd. (f)(j)	(411)	(1,991)
	Sirius Minerals PLC (b)	(505,227)	(183,989)
	Valvoline, Inc.	(27,500)	(591,525)
			(2,103,398)
	Commercial Services & Supplies (0.2%)
	Clean TeQ Holdings, Ltd. (b)	(526,364)	(207,363)
	Fila S.p.A	(6,727)	(136,682)
	Mitie Group PLC	(30,555)	(58,424)
	Multi-Color Corp.	(4,700)	(292,575)
	Nl Industries, Inc. (b)	(2,100)	(12,600)
	Serco Group PLC (b)	(139,578)	(177,923)
			(885,567)
	Communications Equipment (0.4%)
	Acacia Communications, Inc. (b)	(12,300)	(508,851)
	Casa Systems, Inc. (b)	(32,800)	(483,800)
	Ubiquiti Networks, Inc.	(6,600)	(652,476)
			(1,645,127)
	Construction & Engineering (0.4%)
	Ameresco, Inc., Class A (b)	(16,700)	(227,955)
	Argan, Inc.	(12,400)	(533,200)
	Burkhalter Holding A.G.	(75)	(5,923)
	Monadelphous Group, Ltd.	(19,499)	(226,645)
	NV5 Global, Inc. (b)	(4,400)	(381,480)
	Salini Impregilo S.p.A	(98,402)	(242,438)
			(1,617,641)
	Construction Materials (0.1%)
	Fletcher Building, Ltd. (b)	(84,781)	(367,529)

	Consumer Finance (0.3%)
	Axactor S.E. (b)	(56,450)	(172,879)
	Navient Corp.	(43,500)	(586,380)
	Provident Financial PLC (b)	(55,264)	(435,068)
			(1,194,327)
	Containers & Packaging (0.1%)
	Ardagh Group S.A.	(4,600)	(76,774)
	Graphic Packaging Holding Co.	(41,800)	(585,618)
			(662,392)
	Distributors (0.0%) ‡
	Funko, Inc., Class A (b)	(5,700)	(135,033)

	Diversified Consumer Services (0.0%) ‡
	InvoCare, Ltd.	(1,116)	(9,971)

	Diversified Financial Services (0.3%)
	Challenger, Ltd.	(18,477)	(149,588)
	Ferroglobe Representation & Warranty Insurance Trust (b)(f)(j)(k)	(13,500)	0
	GRENKE A.G.	(4,091)	(487,810)
	Hypoport A.G. (b)	(494)	(113,680)
	Industrivarden A.B., Class A	(7,661)	(170,246)
	Wendel S.A.	(3,423)	(509,502)
			(1,430,826)
	Diversified Telecommunication Services (0.3%)
	Globalstar, Inc. (b)	(38,700)	(19,660)
	Iliad S.A.	(4,607)	(601,758)
	Intelsat S.A. (b)	(4,000)	(120,000)
	TalkTalk Telecom Group PLC	(296,309)	(476,196)
	Vocus Group, Ltd. (b)	(142,269)	(337,312)
			(1,554,926)
	Electrical Equipment (0.6%)
	Babcock & Wilcox Enterprises, Inc. (b)	(51,200)	(52,736)
	GrafTech International, Ltd.	(33,100)	(645,781)
	Nordex S.E. (b)	(19,683)	(211,755)
	Osram Licht A.G.	(13,206)	(525,303)
	Plug Power, Inc. (b)	(249,600)	(479,232)
	SGL Carbon S.E. (b)	(14,124)	(154,558)
	Vivint Solar, Inc. (b)	(88,400)	(459,680)
			(2,529,045)
	Electronic Equipment, Instruments & Components (0.5%)
	Cognex Corp.	(10,900)	(608,438)
	Comet Holding A.G. (b)	(3,798)	(383,902)
	Fitbit, Inc., Class A (b)	(83,800)	(448,330)
	IPG Photonics Corp. (b)	(1,700)	(265,319)
	Kudelski S.A. (b)	(12,397)	(105,982)
	Mesa Laboratories, Inc.	(500)	(92,810)
	Trimble, Inc. (b)	(13,400)	(582,364)
			(2,487,145)
	Energy Equipment & Services (0.6%)
	Forum Energy Technologies, Inc. (b)	(41,400)	(428,490)
	Frank's International N.V. (b)	(60,100)	(521,668)
	NCS Multistage Holdings, Inc. (b)	(24,200)	(399,542)
	SEACOR Marine Holdings, Inc. (b)	(3,300)	(74,679)
	Solaris Oilfield Infrastructure, Inc., Class A (b)	(28,500)	(538,365)
	Tecnicas Reunidas S.A.	(275)	(8,464)
	Weatherford International PLC (b)	(246,100)	(666,931)
			(2,638,139)
	Entertainment (0.2%)
	Liberty Media Corp-Liberty Formula One (b)
	Class A	(2,100)	(74,718)
	Class C	(15,800)	(587,602)
	Technicolor S.A., Registered (b)	(361,239)	(432,838)
			(1,095,158)
	Food & Staples Retailing (0.1%)
	Rite Aid Corp. (b)	(396,900)	(508,032)

	Food Products (0.5%)
	a2 Milk Co., Ltd. (b)	(67,782)	(505,904)
	Aryzta A.G. (b)	(21,397)	(203,635)
	Australian Agricultural Co., Ltd. (b)	(185,642)	(172,436)
	B&G Foods, Inc.	(15,500)	(425,475)
	Bellamy's Australia, Ltd. (b)	(61,593)	(455,465)
	Freshpet, Inc. (b)	(13,400)	(491,780)
	Wessanen N.V.	(15,709)	(192,056)
			(2,446,751)
	Health Care Equipment & Supplies (0.8%)
	ABIOMED, Inc. (b)	(100)	(44,975)
	Cochlear, Ltd.	(868)	(125,888)
	DexCom, Inc. (b)	(4,000)	(572,160)
	Fisher & Paykel Healthcare Corp., Ltd.	(19,067)	(190,210)
	Insulet Corp. (b)	(5,600)	(593,320)
	Ion Beam Applications (b)	(12,394)	(253,265)
	Nanosonics, Ltd. (b)	(194,475)	(504,669)
	Penumbra, Inc. (b)	(4,100)	(613,770)
	Senseonics Holdings, Inc. (b)	(111,700)	(532,809)
	TransEnterix, Inc. (b)	(26,300)	(152,540)
			(3,583,606)
	Health Care Providers & Services (0.7%)
	Acadia Healthcare Co., Inc. (b)	(14,300)	(503,360)
	Henry Schein, Inc. (b)	(7,700)	(654,731)
	PetIQ, Inc. (b)	(12,700)	(499,237)
	Premier, Inc., Class A (b)	(13,700)	(627,186)
	Ramsay Health Care, Ltd.	(15,184)	(602,898)
	Surgery Partners, Inc. (b)	(20,700)	(341,550)
			(3,228,962)
	Health Care Technology (0.1%)
	Veeva Systems, Inc., Class A (b)	(3,417)	(372,009)

	Hotels, Restaurants & Leisure (0.6%)
	Bluegreen Vacations Corp.	(4,800)	(85,872)
	Caesars Entertainment Corp. (b)	(60,300)	(618,075)
	Cherry A.B., Class B (b)	(8,124)	(52,012)
	Domino's Pizza Enterprises, Ltd.	(15,948)	(613,290)
	International Game Technology PLC	(20,400)	(402,900)
	NetEnt A.B. (b)	(35,348)	(143,323)
	Tabcorp Holdings, Ltd.	(171,131)	(602,429)
			(2,517,901)
	Household Durables (0.5%)
	Bang & Olufsen A/S (b)	(5,736)	(132,529)
	iRobot Corp. (b)	(4,382)	(481,670)
	LGI Homes, Inc. (b)	(3,400)	(161,296)
	Neinor Homes S.A. (b)(d)	(23,143)	(420,787)
	Newell Brands, Inc.	(27,100)	(550,130)
	Roku, Inc. (b)	(3,600)	(262,908)
	Skyline Champion Corp.	(1,100)	(31,427)
	Universal Electronics, Inc. (b)	(3,800)	(149,530)
			(2,190,277)
	Independent Power & Renewable Electricity Producers (0.0%) ‡
	Scatec Solar ASA (d)	(574)	(4,246)

	Insurance (0.8%)
	Aspen Insurance Holdings, Ltd.	(14,500)	(606,100)
	eHealth, Inc. (b)	(16,800)	(474,768)
	Gjensidige Forsikring ASA	(36,120)	(608,897)
	Goosehead Insurance, Inc., Class A (b)	(6,200)	(209,994)
	MBIA, Inc. (b)	(47,900)	(512,051)
	RenaissanceRe Holdings, Ltd.	(300)	(40,074)
	Trupanion, Inc. (b)	(10,000)	(357,300)
	White Mountains Insurance Group, Ltd.	(700)	(655,109)
			(3,464,293)
	Interactive Media & Services (0.3%)
	Match Group, Inc. (b)	(11,200)	(648,592)
	Solocal Group (b)	(186,247)	(216,242)
	Zillow Group, Inc., Class C (b)	(9,700)	(429,225)
			(1,294,059)
	Internet & Direct Marketing Retail (0.3%)
	Kogan.com, Ltd.	(34,028)	(139,220)
	Ocado Group PLC (b)	(35,293)	(413,640)
	On the Beach Group PLC (d)	(31,065)	(200,426)
	Zalando S.E. (b)(d)	(12,161)	(473,146)
	zooplus A.G. (b)	(2,018)	(350,747)
			(1,577,179)
	IT Services (0.3%)
	GTT Communications, Inc. (b)	(11,400)	(494,760)
	Okta, Inc. (b)	(8,300)	(583,988)
	Square, Inc., Class A (b)	(2,700)	(267,327)
			(1,346,075)
	Leisure Products (0.1%)
	Mattel, Inc. (b)	(38,300)	(601,310)

	Life Sciences Tools & Services (0.2%)
	Accelerate Diagnostics, Inc. (b)	(22,900)	(525,555)
	Genfit (b)	(11,946)	(277,121)
			(802,676)
	Machinery (0.8%)
	Aumann A.G. (d)	(5,407)	(374,157)
	Energy Recovery, Inc. (b)	(51,300)	(459,135)
	KION Group A.G.	(6,549)	(402,541)
	Middleby Corp. (b)	(4,900)	(633,815)
	NN, Inc.	(6,400)	(99,840)
	Omega Flex, Inc.	(600)	(42,696)
	Sembcorp Marine, Ltd.	(402,600)	(600,785)
	SLM Solutions Group A.G. (b)	(9,572)	(232,274)
	VAT Group A.G. (b)(d)	(417)	(46,782)
	Welbilt, Inc. (b)	(26,000)	(542,880)
			(3,434,905)
	Marine (0.1%)
	A.P. Moller - Maersk A/S, Class A	(450)	(590,271)
	Hapag-Lloyd A.G. (d)(f)	(1,020)	(38,560)
			(628,831)
	Media (0.9%)
	Boston Omaha Corp., Class A (b)	(8,100)	(242,190)
	Cardlytics, Inc. (b)	(11,400)	(285,456)
*	Discovery, Inc., Class A (b)	(21,400)	(684,800)
	Entercom Communications Corp., Class A	(66,600)	(526,140)
	GCI Liberty, Inc., Class A (b)	(12,000)	(612,000)
	HT&E, Ltd.	(107,862)	(233,904)
*	Liberty Broadband Corp. (b)
	Class A	(7,400)	(624,042)
	Class C	(2,500)	(210,750)
	Schibsted ASA, Class B	(16,328)	(565,750)
			(3,985,032)
	Metals & Mining (1.3%)
	Acacia Mining PLC (b)	(167,527)	(289,757)
	Constellium N.V., Class A (b)	(41,500)	(512,525)
	Fresnillo PLC	(56,286)	(602,605)
	Galaxy Resources, Ltd. (b)	(249,134)	(448,415)
	Hecla Mining Co.	(36,700)	(102,393)
	Hill & Smith Holdings PLC	(9,467)	(121,666)
	Kidman Resources, Ltd. (b)	(131,126)	(100,472)
	Lynas Corp., Ltd. (b)	(328,380)	(378,604)
	Nyrstar N.V. (b)	(30,194)	(71,866)
	Orocobre, Ltd. (b)	(112,500)	(343,173)
	Petra Diamonds, Ltd. (b)	(275,458)	(135,642)
	Pilbara Minerals, Ltd. (b)	(849,836)	(552,874)
*	Randgold Resources, Ltd.	(9,686)	(688,048)
	Royal Gold, Inc.	(7,900)	(608,774)
	Syrah Resources, Ltd. (b)	(266,627)	(443,282)
	thyssenkrupp A.G.	(26,772)	(675,758)
	Tubacex S.A. (b)	(7,517)	(27,754)
			(6,103,608)
	Oil, Gas & Consumable Fuels (1.4%)
	Alta Mesa Resources, Inc. (b)	(84,500)	(353,210)
	Amyris, Inc. (b)	(38,100)	(302,514)
	Centennial Resource Development, Inc., Class A (b)	(30,900)	(675,165)
	Diamondback Energy, Inc.	(5,000)	(675,950)
	Dorian LPG, Ltd. (b)	(21,100)	(168,167)
	EQT Corp.	(11,700)	(517,491)
	Frontline, Ltd. (b)	(19,702)	(114,986)
	Golar LNG, Ltd.	(19,500)	(542,100)
	Halcon Resources Corp. (b)	(108,200)	(483,654)
	International Seaways, Inc. (b)	(20,300)	(406,406)
	Kosmos Energy, Ltd. (b)	(37,200)	(347,820)
	Origin Energy, Ltd. (b)	(100,271)	(598,692)
	Ring Energy, Inc. (b)	(23,300)	(230,903)
	Royal Dutch Shell PLC, Class B	(6,505)	(227,990)
	Scorpio Tankers, Inc.	(255,700)	(513,957)
	Tellurian, Inc. (b)	(35,500)	(318,435)
			(6,477,440)
	Personal Products (0.2%)
	BWX, Ltd.	(22,152)	(57,645)
	Ontex Group N.V.	(12,765)	(271,962)
	Revlon, Inc., Class A (b)	(19,800)	(441,540)
			(771,147)
	Pharmaceuticals (1.2%)
	Aclaris Therapeutics, Inc. (b)	(30,900)	(448,668)
	Akcea Therapeutics, Inc. (b)	(10,400)	(364,208)
	ALK-Abello A/S (b)	(450)	(75,106)
	COSMO Pharmaceuticals N.V. (b)	(1,872)	(246,256)
	Dermira, Inc. (b)	(9,000)	(98,100)
	Dova Pharmaceuticals, Inc. (b)	(19,500)	(408,915)
	Eloxx Pharmaceuticals, Inc. (b)	(12,800)	(218,112)
	Endocyte, Inc. (b)	(26,300)	(467,088)
	Evolus, Inc. (b)	(2,200)	(40,964)
	Nektar Therapeutics (b)	(4,600)	(280,416)
	Omeros Corp. (b)	(8,800)	(214,808)
	Optinose, Inc. (b)	(30,700)	(381,601)
	TherapeuticsMD, Inc. (b)	(79,400)	(520,864)
	Theravance Biopharma, Inc. (b)	(17,100)	(558,657)
	WaVe Life Sciences, Ltd. (b)	(9,500)	(475,000)
	Zogenix, Inc. (b)	(10,400)	(515,840)
			(5,314,603)
	Professional Services (0.1%)
	Capita PLC (b)	(258,938)	(482,287)

	Road & Rail (0.0%) ‡
	Europcar Mobility Group (d)	(11,086)	(104,130)

	Semiconductors & Semiconductor Equipment (0.5%)
	Aquantia Corp. (b)	(2,400)	(30,696)
	Ichor Holdings, Ltd. (b)	(3,600)	(73,512)
	Impinj, Inc. (b)	(4,100)	(101,762)
	IQE PLC (b)	(30,229)	(32,328)
	MACOM Technology Solutions Holdings, Inc., Class H (b)	(21,600)	(444,960)
	Meyer Burger Technology A.G. (b)	(460,606)	(326,188)
	SOITEC (b)	(6,309)	(437,307)
	SunPower Corp. (b)	(76,800)	(560,640)
	u-blox Holding A.G. (b)	(1,234)	(176,789)
	Veeco Instruments, Inc. (b)	(23,800)	(243,950)
			(2,428,132)
	Software (0.7%)
	2U, Inc. (b)	(6,600)	(496,254)
	Autodesk, Inc. (b)	(4,000)	(624,440)
	ForeScout Technologies, Inc. (b)	(13,600)	(513,536)
	Paycom Software, Inc. (b)	(1,600)	(248,656)
	RIB Software S.E.	(13,844)	(293,665)
	RingCentral, Inc., Class A (b)	(6,200)	(576,910)
	ShotSpotter, Inc. (b)	(8,700)	(533,223)
	Technology One, Ltd.	(7,500)	(30,251)
			(3,316,935)
	Specialty Retail (0.7%)
	Camping World Holdings, Inc.	(25,000)	(533,000)
	CarMax, Inc. (b)	(3,400)	(253,878)
	Carvana Co. (b)	(7,704)	(455,229)
	Clas Ohlson A.B., Class B (b)	(28,083)	(228,458)
	Floor & Decor Holdings, Inc., Class A (b)	(16,200)	(488,754)
	Industria de Diseno Textil S.A.	(19,876)	(602,542)
	Lumber Liquidators Holdings, Inc. (b)	(9,400)	(145,606)
	Tile Shop Holdings, Inc.	(51,100)	(365,365)
	XXL ASA (d)	(31,499)	(162,357)
			(3,235,189)
	Technology Hardware, Storage & Peripherals (0.1%)
	Pure Storage, Inc., Class A (b)	(3,100)	(80,445)
	USA Technologies, Inc. (b)	(30,500)	(219,600)
			(300,045)
	Textiles, Apparel & Luxury Goods (0.3%)
	Brunello Cucinelli S.p.A.	(4,127)	(160,760)
	Puma S.E.	(1,195)	(589,669)
	Salvatore Ferragamo S.p.A.	(19,725)	(472,462)
			(1,222,891)
	Thrifts & Mortgage Finance (0.1%)
	TFS Financial Corp.	(21,300)	(319,713)
	WMIH Corp. (b)	(81,600)	(113,424)
			(433,137)
	Trading Companies & Distributors (0.0%) ‡
	SIG PLC	(39,647)	(65,525)

	Wireless Telecommunication Services (0.1%)
	1&1 Drillisch A.G.	(12,575)	(611,749)

	Total Common Stocks Sold Short (Proceeds $93,681,379)		(93,785,019)

	Exchange-Traded Funds Sold Short (2.0%)
*	SPDR S&P 500 ETF Trust	(10,600)	(3,081,632)
*	United States Oil Fund, L.P. (b)	(384,300)	(5,964,336)

	Total Exchange-Traded Funds Sold Short (Proceeds $7,471,669)		(9,045,968)

	Number of Rights
Rights Sold Short 0.0% ‡
Materials 0.0% ‡
Nufarm, Ltd. (b)	(65)	0
Total Rights Sold Short (Proceeds $0)		0
Total Investments Sold Short (l) (Proceeds $101,153,048)		(102,830,987)
Total Investments, Net of Investments Sold Short (Cost $400,268,765)	88.1%	401,022,649
Other Assets, Less Liabilities	11.9	54,343,266
Net Assets	100.0%	$455,365,915

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
*	Among the Portfolio's 5 largest short positions as of September 30, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(b)	Non-income producing security.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $520,691 and the Portfolio received non-cash collateral in the amount of $553,163.
(f)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $17,249, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Current yield as of September 30, 2018.
(h)	Security, or a portion thereof, was held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
(i)	Interest rate shown represents yield to maturity.
(j)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued securities was $(1,991), which represented less than one-tenth of a percent of the Portfolio's net assets.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	As of September 30, 2018, cash in the amount of $5,704,025 was on deposit with broker for short sale transactions.

Futures Contracts

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(8)	December 2018	$(1,489,383)	$(1,474,906)	$14,477
			$(1,489,383)	$(1,474,906)	$14,477

1.	As of September 30, 2018, cash in the amount of $15,403 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

Swap Contracts

As of September 30, 2018, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$8,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$(1,975)	$75,049	$73,074
4,090,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	Quarterly/ Semi-Annually	—	(341,266)	(341,266)
1,340,000	USD	2/25/2026	3-Month USD-LIBOR	Fixed 1.605%	Quarterly/ Semi-Annually	—	(133,763)	(133,763)
6,600,000	USD	7/11/2028	Fixed 2.962%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	100,312	100,312
						$(1,975)	$(299,668)	$(301,643)

As of September 30, 2018, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Markit CDX North American High Yield Series 29	6/20/2023	Sell	15,000	5.00%	Quarterly/ Quarterly	$(769,711)	$1,165,734	$396,023
Markit CDX North American High Yield Series 29	6/20/2023	Sell	47,665	1.00%	Quarterly/ Quarterly	(783,000)	943,565	160,565
						$(1,552,711)	$2,109,299	$556,588

1	As of September 30, 2018, cash in the amount of $1,795,607 was on deposit with a broker for centrally cleared swap agreements.
2	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2018.

Open OTC total return basket swap contracts as of September 30, 2018 were as follows:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date	Payment Frequency Paid/Received	Notional Amount (000)*	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	BofA ML 4x Leveraged MCXSX6L Excess Return Index	1.00%	5/31/2019	Monthly	$26,711	$(4)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX7HCA)**	0.00%	5/31/2019	N/A	13,744	2
Bank of America Merrill Lynch	BofA ML MLCVDK1X Excess Return Index**	0.00%	5/29/2019	N/A	8,186	4,930
Citigroup	Citi Equity Long-Short 4x Index	0.00%	3/29/2019	N/A	8,261	—
Citigroup	Citi Equity Volatility Congestion Index	0.00%	3/29/2019	N/A	4,969	—
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index**	0.60%	5/31/2019	Monthly	30,695	(2,005)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2018	N/A	23,734	—
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	0.00%	5/31/2019	N/A	24,293	(21,597)
					$140,593	$(18,674)

The following table represents the equity basket holdings underlying the total return swap with BofA ML 4x Leveraged MCXSX6L Excess Return Index as of September 30, 2018

BofA ML 4x Leveraged MCXSX6L Excess Return Index

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
Aluminum	—	*	$5,259,140	19.70%
Aluminum	—	*	(5,305,589)	(19.90)%
Brent Crude Oil	—	*	(11,697,599)	(43.80)%
Brent Crude Oil	—	*	11,705,869	43.80%
Coffee	—	*	2,660,468	10.00%
Coffee	—	*	(2,601,847)	(9.70)%
Copper	—	*	7,879,445	29.50%
Copper	—	*	(7,888,948)	(29.50)%
Corn	—	*	7,943,741	29.70%
Corn	—	*	(7,791,159)	(29.20)%
Cotton	—	*	1,794,149	6.70%
Cotton	—	*	(1,782,134)	(6.70)%
Gasoline RBOB	—	*	5,423,898	20.30%
Gasoline RBOB	—	*	(5,419,046)	(20.30)%
Heating Oil	—	*	5,283,334	19.80%
Heating Oil	—	*	(5,275,599)	(19.80)%
Kansas Wheat	—	*	(1,909,444)	(7.10)%
Kansas Wheat	—	*	1,921,760	7.20%
Lean Hogs	—	*	2,162,748	8.10%
Lean Hogs	—	*	(2,108,338)	(7.90)%
Live Cattle	1,000		5,216,202	19.50%
Live Cattle	(1,000)		(5,380,957)	(20.10)%
Natural Gas	—	*	(10,997,139)	(41.20)%
Natural Gas	—	*	10,955,104	41.00%
Nickel	—	*	3,473,833	13.00%
Nickel	—	*	(3,469,865)	(13.00)%
Soybean Meal	—	*	3,627,972	13.60%
Soybean Meal	—	*	(3,648,913)	(13.70)%
Soybean Oil	1,000		2,983,639	11.20%
Soybean Oil	(1,000)		(2,955,094)	(11.10)%
Soybeans	—	*	6,503,197	24.30%
Soybeans	—	*	(6,500,098)	(24.30)%
Sugar	(4,000)		(3,302,378)	(12.40)%
Sugar	4,000		3,302,830	12.40%
Wheat	—	*	4,814,294	18.00%
Wheat	—	*	(4,822,324)	(18.10)%
WTI Crude Oil	—	*	10,919,761	40.90%
WTI Crude Oil	—	*	(10,932,752)	(40.90)%
Zinc	—	*	3,011,639	11.30%
Zinc	—	*	(3,053,801)	(11.40)%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX7HCA) as of September 30, 2018

BofA ML Commodity Excess Return Index (MLBX7HCA)

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
Aluminum	—	*	$1,294	0.00%
Aluminum	—	*	4,201,823	30.60%
Aluminum	—	*	(4,225,207)	(30.70)%
Brent Crude Oil	—	*	(8,979,335)	(65.30)%
Brent Crude Oil	—	*	8,967,978	65.20%
Gasoline RBOB	—	*	5,922	0.00%
Gasoline RBOB	—	*	4,185,729	30.50%
Gasoline RBOB	—	*	(4,186,282)	(30.50)%
Heating Oil	—	*	786	0.00%
Heating Oil	—	*	4,088,263	29.70%
Heating Oil	—	*	(4,093,254)	(29.80)%
Lean Hogs	—	*	(1,362,414)	(9.90)%
Lean Hogs	—	*	1,355,165	9.90%
Live Cattle	(1,000)		(3,785,145)	(27.50)%
Live Cattle	1,000		3,781,979	27.50%
Natural Gas	—	*	74,716	0.50%
Natural Gas	1,000		8,456,010	61.50%
Natural Gas	(1,000)		(8,828,390)	(64.20)%
Nickel	—	*	(178)	(0.00)%
Nickel	—	*	2,774,987	20.20%
Nickel	—	*	(2,773,617)	(20.20)%
Soybean Meal	—	*	(2,506)	(0.00)%
Soybean Meal	—	*	2,721,500	19.80%
Soybean Meal	—	*	(2,728,190)	(19.80)%
Soybean Oil	—	*	906	0.00%
Soybean Oil	2,000		2,315,013	16.80%
Soybean Oil	(2,000)		(2,321,414)	(16.90)%
Soybeans	—	*	(123)	(0.00)%
Soybeans	—	*	4,948,270	36.00%
Soybeans	—	*	(4,950,001)	(36.00)%
WTI Crude Oil	—	*	11,946	0.10%
WTI Crude Oil	—	*	8,431,000	61.30%
WTI Crude Oil	—	*	(8,441,080)	(61.40)%
Zinc	—	*	1,877	0.00%
Zinc	—	*	2,418,448	17.60%
Zinc	—	*	(2,457,675)	(17.90)%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with BofA ML MLCVDK1X Excess Return Index as of September 30, 2018

BofA ML MLCVDK1X Excess Return Index

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
Brent Crude Oil	—	*	$716,152	8.70%
Brent Crude Oil	—	*	394,583	4.80%
Brent Crude Oil	—	*	71,484	0.90%
Brent Crude Oil	—	*	742,465	9.10%
Copper	—	*	149,670	1.80%
Copper	—	*	2,616	0.00%
Copper	—	*	(308,900)	(3.80)%
Copper	—	*	(19,816)	(0.20)%
Copper	—	*	141,388	1.70%
Corn	—	*	76,637	0.90%
Corn	—	*	(199,798)	(2.40)%
Gold	—	*	(20,962)	(0.30)%
Gold	—	*	(1,919,697)	(23.50)%
Natural Gas	—	*	86,467	1.10%
Natural Gas	—	*	859,302	10.50%
Natural Gas	—	*	573,309	7.00%
Soybeans	—	*	214,151	2.60%
Soybeans	—	*	(1,817,856)	(22.20)%
Wheat	—	*	(20,344)	(0.20)%
Wheat	—	*	(96,247)	(1.20)%
WTI Crude Oil	—	*	600,564	7.30%
WTI Crude Oil	—	*	182,407	2.20%
WTI Crude Oil	—	*	887,724	10.80%
WTI Crude Oil	—	*	780,714	9.50%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with Citi Equity Long-Short 4x Index as of September 30, 2018

Citi Equity Long-Short 4x Index

Security Description	Number of Shares		Market Value as of September 30, 2018	Percent of Basket Net Assets
Aetna, Inc.	1,000		$197,256	2.40%
Aflac, Inc.	10,000		487,786	5.90%
Ageas	2,000		122,778	1.50%
Allianz SE	2,000		407,967	4.90%
Altria Group, Inc.	5,000		272,351	3.30%
Alumina, Ltd.	56,000		112,148	1.40%
Ameriprise Financial, Inc.	1,000		133,254	1.60%
Amgen, Inc.	2,000		513,455	6.20%
Aon PLC	1,000		98,124	1.20%
Apple, Inc.	2,000		356,079	4.30%
ArcelorMittal	10,000		311,391	3.80%
Archer-Daniels-Midland Co.	6,000		284,698	3.40%
Athene Holding Ltd.	5,000		240,588	2.90%
Automatic Data Processing, Inc.	3,000		498,620	6.00%
Aviva PLC	42,000		269,472	3.30%
Best Buy Co., Inc.	6,000		473,708	5.70%
Biogen, Inc.	1,000		223,887	2.70%
BlueScope Steel Ltd.	13,000		162,698	2.00%
BP PLC	34,000		258,866	3.10%
Bristol-Myers Squibb Co.	8,000		494,942	6.00%
British American Tobacco PLC	8,000		363,754	4.40%
Canadian National Railway Co.	5,000		482,256	5.80%
Cash	8,088,000		8,088,089	97.90%
Celgene Corp.	2,000		174,919	2.10%
Check Point Software Technolog	3,000		329,921	4.00%
Cie Generale des Etablissements Michelin SCA	2,000		218,270	2.60%
Cigna Corp.	1,000		121,788	1.50%
CK Asset Holdings, Ltd.	22,000		166,307	2.00%
Cognizant Technology Solutions Corp.	1,000		96,378	1.20%
Consolidated Edison, Inc.	6,000		455,083	5.50%
Covestro AG	3,000		275,417	3.30%
Daito Trust Construction Co., Ltd.	1,000		153,520	1.90%
DR Horton, Inc.	2,000		102,841	1.20%
Eni SpA	24,000		457,839	5.50%
Exelon Corp.	2,000		93,665	1.10%
F5 Networks, Inc.	2,000		437,466	5.30%
Fortinet, Inc.	4,000		381,863	4.60%
Garmin, Ltd.	1,000		98,535	1.20%
General Dynamics Corp.	2,000		374,708	4.50%
Goodman Group	15,000		112,377	1.40%
Hitachi Ltd.	4,000		145,598	1.80%
Honeywell International, Inc.	2,000		359,634	4.40%
Humana, Inc.	1,000		468,327	5.70%
Illumina, Inc.	—	*	132,248	1.60%
Ingersoll-Rand PLC	3,000		347,134	4.20%
Intel Corp.	8,000		372,665	4.50%
Intuit, Inc.	1,000		220,413	2.70%
Intuitive Surgical, Inc.	1,000		357,188	4.30%
Jack Henry & Associates, Inc.	1,000		118,090	1.40%
Japan Airlines Co., Ltd.	5,000		185,032	2.20%
JFE Holdings, Inc.	8,000		181,862	2.20%
Kering SA	—	*	86,647	1.00%
Koninklijke Ahold NV	18,000		421,956	5.10%
Kuehne & Nagel International A.G.	1,000		95,327	1.20%
Legal & General Group PLC	69,000		235,971	2.90%
Lincoln National Corp.	6,000		389,733	4.70%
Manulife Financial Corp.	22,000		398,533	4.80%
Marubeni Corp.	22,000		201,611	2.40%
Maxim Integrated Products, Inc.	7,000		415,519	5.00%
McKesson Corp.	2,000		273,916	3.30%
Merck & Co., Inc.	1,000		90,417	1.10%
MetLife, Inc.	8,000		372,017	4.50%
MSCI Daily TR Gross World USD	(4,000)		(33,049,730)	(400.10)%
NetApp, Inc.	3,000		256,674	3.10%
Nippon Telegraph & Telephone Co.	8,000		372,578	4.50%
Occidental Petroleum Corp.	6,000		496,143	6.00%
Paychex, Inc.	6,000		443,150	5.40%
PepsiCo, Inc.	1,000		84,842	1.00%
Persimmon PLC	4,000		132,294	1.60%
Peugeot SA	12,000		314,208	3.80%
Pfizer, Inc.	12,000		512,515	6.20%
Principal Financial Group, Inc.	5,000		272,799	3.30%
Procter & Gamble Co.	6,000		489,255	5.90%
Progressive Corp. (The)	5,000		343,482	4.20%
Prudential Financial, Inc.	3,000		304,654	3.70%
Publicis Groupe SA	2,000		130,911	1.60%
Raytheon Co.	2,000		455,452	5.50%
Repsol SA	18,000		350,747	4.20%
Roche Holding AG	1,000		354,199	4.30%
Ross Stores, Inc.	5,000		477,670	5.80%
Safran SA	2,000		232,054	2.80%
Sandvik AB	6,000		108,344	1.30%
Sony Corp.	6,000		371,649	4.50%
Sun Life Financial, Inc.	8,000		299,966	3.60%
Swiss Life Holding AG	1,000		235,131	2.80%
Take-Two Interactive Software	2,000		274,839	3.30%
Tapestry, Inc.	3,000		132,417	1.60%
TD Ameritrade Holding Corp.	4,000		203,252	2.50%
Tesco PLC	41,000		129,299	1.60%
Texas Instruments, Inc.	3,000		355,145	4.30%
TJX Cos Inc. (The)	4,000		492,154	6.00%
Tokio Marine Holdings, Inc.	9,000		439,683	5.30%
Torchmark Corp.	2,000		132,428	1.60%
Tractor Supply Co.	3,000		296,604	3.60%
Unum Group	7,000		254,021	3.10%
UPM-Kymmene OYJ	3,000		119,056	1.40%
Veeva Systems, Inc.	4,000		476,572	5.80%
Vertex Pharmaceuticals, Inc.	1,000		194,643	2.40%
Visa, Inc.	3,000		504,582	6.10%
VMware, Inc.	1,000		214,935	2.60%
Volvo AB	6,000		105,172	1.30%
WEC Energy Group, Inc.	4,000		240,655	2.90%
Wm Morrison Supermarkets PLC	38,000		128,051	1.60%
Xcel Energy, Inc.	3,000		136,547	1.70%
Xilinx, Inc.	4,000		295,071	3.60%
Zurich Insurance Group AG	1,000		443,451	5.40%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with Citi Equity Volatility Congestion Index as of September 30, 2018

Citi Equity Volatility Congestion Index

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
Cash	4,848,000		$4,848,034	97.60%
CBOE VIX Future Nov18	—	*	2,199	0.00%
CBOE VIX Future Oct18	9,000		118,802	2.40%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Backwardation Long/Short Excess Return Index as of September 30, 2018

Credit Suisse Backwardation Long/Short Excess Return Index

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
Brent Crude Oil Future	—	*	$784,120	2.60%
Brent Crude Oil Future	—	*	1,126,761	3.70%
Brent Crude Oil Future	—	*	856,868	2.80%
Brent Crude Oil Future	—	*	301,801	1.00%
Cattle (Live Cattle) Future	—	*	(3,069,549)	(10.00)%
Cattle (Live Cattle) Future	—	*	(3,069,549)	(10.00)%
Gasoline RBOB Future	—	*	(3,069,549)	(10.00)%
Lean Hogs Future	—	*	(3,069,549)	(10.00)%
Low Sulphur Gasoil Future	—	*	1,870,408	6.10%
Low Sulphur Gasoil Future	—	*	1,199,141	3.90%
Natural Gas Future	—	*	792,857	2.60%
Natural Gas Future	—	*	1,084,898	3.50%
Natural Gas Future	—	*	876,731	2.90%
Natural Gas Future	—	*	315,064	1.00%
Wheat Future	—	*	(3,069,549)	(10.00)%
WTI Crude Oil Future	—	*	763,114	2.50%
WTI Crude Oil Future	—	*	1,105,623	3.60%
WTI Crude Oil Future	—	*	880,210	2.90%
WTI Crude Oil Future	—	*	320,602	1.00%
Zinc Future	—	*	802,784	2.60%
Zinc Future	—	*	1,116,767	3.60%
Zinc Future	—	*	845,645	2.80%
Zinc Future	—	*	304,353	1.00%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with JPMorgan JMAB125E Index as of September 30, 2018

JPMorgan JMAB125E Index

Security Description	Number of Contracts		Market Value as of September 30, 2018	Percent of Basket Net Assets
CBOT $10Y Note Future	—	*	$(73,619,615)	(310.20)%
CBOT $10Y Note Future Option	—	*	(354,592)	(1.50)%
CBOT $10Y Note Future Option	—	*	(124,129)	(0.50)%
CBOT $10Y Note Future Option	—	*	(65,551)	(0.30)%
CBOT $10Y Note Future Option	—	*	(98,042)	(0.40)%
CBOT $10Y Note Future Option	—	*	(229,277)	(1.00)%
CBOT $10Y Note Future Option	—	*	(27,558)	(0.10)%
CBOT $10Y Note Future Option	—	*	(129,731)	(0.50)%
CBOT $10Y Note Future Option	—	*	(3,234)	(0.00)%
CBOT $10Y Note Future Option	—	*	(131,147)	(0.60)%

*Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with SGI NYLIM Custom US Sector Reversal Index as of September 30, 2018

SGI NYLIM Custom US Sector Reversal Index

Security Description	Number of Contracts	Market Value as of September 30, 2018	Percent of Basket Net Assets
S&P 500 Financial Sector TR	32,000	$24,292,576	100.00%
S&P 500 Material Sector TR	79,000	48,585,152	200.00%
S&P 500 Total Return	(13,000)	(72,877,728)	(300.00)%

Open OTC Candriam proprietary total return swap contracts as of September 30, 2018 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation/ (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index	Total return swap with Societe Generale Newedge UK Limited ("SG Newedge UK"). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $62,223,481)***	$(182,968)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $74,762,875)****	(436,171)
			$(619,139)

The summaries below provide breakdown of the derivative contracts comprising the index of the above Candriam proprietary total return swaps as of September 30, 2018:

Candriam IG Diversified Futures Index

Category	% Breakdown
Financial Commodity Future	87.28%
Physical Commodity Future	60.88
Foreign Currency	0.06
Currency	(0.01)
Currency Future	(13.79)
Physical Index Future	(34.42)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Jun20	Financial Commodity Future	(3,278,699)	(380,216)	$(85,764)	25.96%
90Day Euro Future Jun20	Financial Commodity Future	(5,306,667)	(513,845)	(79,600)	35.08
90Day Sterling Future Jun20	Financial Commodity Future	(2,704,703)	(347,807)	(35,280)	23.75
AUD/USD Currency Future Dec18	Currency Future	(93,805)	(6,779)	(11,471)	0.46
Australian Dollar	Foreign Currency	(96,592)	(70)	(174)	0.00
BP Currency Future Dec18	Currency Future	(15,076)	(1,973)	12,619	0.13
Brent Crude Future Dec18	Physical Commodity Future	36,629	3,030	49,377	(0.21)
British Pound Sterling	Foreign Currency	(33,572)	(44)	156	0.00
CAC40 10 Euro Future Oct18	Physical Index Future	804	5,125	(44,672)	(0.35)
Canadian Currency Future Dec18	Currency Future	(41,989)	(3,254)	(46,625)	0.22
CBOE VIX Future Oct18	Physical Index Future	(127,753)	(1,785)	19,945	0.12
Copper Future Dec18	Physical Commodity Future	(10,051)	(2,819)	(22,111)	0.19
Corn Future Dec18	Physical Commodity Future	—	—	66,043	0.00
Cotton No.2 Future Dec18	Physical Commodity Future	(53,156)	(4,060)	71,761	0.28
DAX Index Future Dec18	Physical Index Future	(268)	(3,809)	51,301	0.26
DJIA MINI e-CBOT Dec18	Physical Index Future	228	603,154	683	(41.18)
EMINI Russell 2000 Dec18	Physical Index Future	893	1,519	2,484	(0.10)
Euro	Foreign Currency	(987,087)	(1,146)	3,998	0.08
Euro FX Currency Future Dec18	Currency Future	(5,918,632)	(6,914)	27,510	0.47
Euro Stoxx 50 Dec18	Physical Index Future	384	1,511	(79,483)	(0.10)
Euro-BTP Future Dec18	Financial Commodity Future	(44,669)	(6,423)	114,622	0.44
Euro-Bund Future Dec18	Financial Commodity Future	74,150	13,671	(13,660)	(0.94)
Euro-OAT Future Dec18	Financial Commodity Future	83,084	14,571	(1,711)	(1.00)
EURO/JPY Future Dec18	Currency Future	3,573,513	41,497	(11,031)	(2.85)
FTSE 100 Index Future Dec18	Physical Index Future	491	4,795	(17,916)	(0.33)
Gasoline RBOB Future Nov18	Physical Commodity Future	16,134	3,365	27,106	(0.23)
Gold 100 OZ Future Dec18	Physical Commodity Future	(7,236)	(8,656)	(68,585)	0.59
Hang Seng Index Future Oct18	Physical Index Future	(625)	(222,694)	(13,492)	15.20
Hong Kong Dollar	Foreign Currency	(1,449,578)	(185)	326	0.01
Japan 10 Year Bond (OSE) Dec18	Financial Commodity Future	(31,000,000)	(41,305)	24,429	2.82
Japanese Yen	Foreign Currency	(230,000,000)	(2,055)	4,349	0.14
Japanese Yen Currency Future Dec18	Currency Future	(123,956)	(10,975)	16,114	0.75
Korea 3 Year Bond Future Dec18	Financial Commodity Future	515,000,000	50,278	9,136	(3.45)
Live Cattle Future Dec18	Physical Commodity Future	54,317	6,456	14,937	(0.44)
Mexican Peso Future Dec18	Currency Future	174,209	92	4,007	(0.01)
NASDAQ 100 E-MINI Future Dec18	Physical Index Future	911	6,976	(1,822)	(0.48)
Natural Gas Future Nov18	Physical Commodity Future	875,511	2,634	(42,025)	(0.18)
New Zealand Dollar Future Dec18	Currency Future	(109,886)	(7,287)	(14,017)	0.50
Nikkei 225 (SGX) Dec18	Physical Index Future	4,467	94,924	12,077	(6.51)
Norwegian Krone Currency Future Dec18	Currency Future	160,808	198,100	482	(13.59)
NY Harbor ULSD Future Nov18	Physical Commodity Future	15,009	3,525	33,770	(0.24)
Primary Aluminium Future	Physical Commodity Future	3,752	7,763	131,327	(0.53)
Primary Aluminium Future	Physical Commodity Future	(5,427)	(11,229)	(189,955)	0.77
S&P500 EMINI Future Dec18	Physical Index Future	893	2,608	(804)	(0.18)
Silver Future Dec18	Physical Commodity Future	259,080	38	40,251	0.00
South African Rand Currency (CME) Future Dec18	Currency Future	(218,878)	(153)	7,661	0.01
South Korean Won	Foreign Currency	2,890,000,000	2,603	7,603	(0.18)
Soybean Future Nov18	Physical Commodity Future	(6,164)	(521,192)	36,573	35.57
SPI 200 Future Dec18	Physical Index Future	2,278	10,200	31,025	(0.70)
Sugar #11 (WORLD) Mar19	Physical Commodity Future	(265,155)	(2,970)	(76,815)	0.20
Topix Index Future Dec18	Physical Index Future	160,808	2,572	21,585	(0.18)
U.S. 10 Year Note (CBT) Future Dec18	Financial Commodity Future	(137,580)	(16,342)	(12,019)	1.12
U.S. 5 Year Note (CBT) Dec18	Financial Commodity Future	(370,752)	(41,701)	(20,066)	2.85
U.S. Long Bond (CBT) Dec18	Financial Commodity Future	(83,084)	(11,673)	12,982	0.80
United States Dollar	Currency	97,008	97	—	(0.01)
Wheat Future (CBT) Dec18	Physical Commodity Future	(7,192)	(366,057)	29,079	24.99
WTI Crude Future Nov18	Physical Commodity Future	(4,467)	(327)	2,868	0.02
Zinc LME Future Nov18	Physical Commodity Future	(1,072)	(2,837)	(129,719)	0.19
				$(130,631)
Net Cash and Other Receivables/Payables				(52,337)
Swaps, at Value				$(182,968)

Candriam Global Alpha Index

Category	% Breakdown
Currency Future	142.94%
Physical Index Future	8.56
Foreign Currency	2.38
Financial Index Future	1.70
Currency	0.74
Forward	0.00
Financial Commodity Option	(0.09)
Physical Commodity Future Option	(0.22)
Currency Option	(0.61)
Physical Index Option	(1.17)
Index Option	(16.19)
Financial Commodity Future	(38.04)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3.5% Fuel Oil Swap Med 22500	Physical Commodity Future Option	(32,188)	(490)	$(75,914)	(0.23)%
90Day Euro Future Dec19	Financial Commodity Future	1,823,991	176,672	36,480	79.46
90Day Euro Future Dec21	Financial Commodity Future	(1,823,991)	(176,699)	(18,240)	(79.49)
90Day Euro Future Mar19	Financial Commodity Future	(395,645)	(38,441)	(5,935)	(17.29)
AUD/USD Currency Future Dec18	Currency Future	(71,529)	(5,169)	(13,340)	(2.34)
AUD/USD Euro 2PM Option Dec18C 73	Currency Option	(131,435)	(92)	(2,629)	(0.05)
AUD/USD Euro 2PM Option Dec18P 70.5	Currency Option	(64,376)	(29)	3,219	(0.01)
AUD/USD Euro 2PM Option Nov18C 71	Currency Option	(32,188)	(53)	(2,253)	(0.02)
AUD/USD Euro 2PM Option Nov18P 73	Currency Option	(145,740)	(176)	16,031	(0.08)
AUD/USD Euro 2PM Option Oct18P 72	Currency Option	(40,235)	(8)	4,024	0.00
AUD/USD Euro 2PM Option Oct18P 74	Currency Option	3,576	6	(465)	0.00
Australian Dollar	Foreign Currency	118,520	86	213	0.04
British Pound Currency 2PM Option Dec18C 132	Currency Option	(101,147)	(162)	26,298	(0.07)
British Pound Currency 2PM Option Nov18C 132	Currency Option	(119,029)	(148)	(21,928)	(0.07)
British Pound Currency 2PM Option Oct18C 131	Currency Option	—	—	20,838	0.00
British Pound Currency 2PM Option Oct18P 128	Currency Option	(19,000)	(1)	(190)	0.00
British Pound Currency 2PM Option Oct18P 130	Currency Option	(78,794)	(24)	(4,728)	(0.01)
British Pound Currency 2PM Option Oct18P 132	Currency Option	(559)	(1)	(168)	0.00
British Pound Sterling	Foreign Currency	1,005,323	1,310	(4,675)	0.59
Canadian Currency 2PM Option Dec18C 78	Currency Option	(80,470)	(58)	(19,313)	(0.03)
Canadian Currency 2PM Option Oct18P 76	Currency Option	(48,282)	—	4,104	0.00
E-MINI Russell EOM Option Oct18C 1690	Physical Index Option	(2,369)	(73)	(4,028)	(0.03)
E-MINI Russell EOM Option Oct18P 1690	Physical Index Option	4,694	93	(12,205)	0.04
E-MINI Russell EOM Option Sep18P 1660	Physical Index Option	(23,962)	(1)	29,559	0.00
E-MINI Russell EOM Option Sep18P 1670	Physical Index Option	(7,868)	—	5,901	0.00
E-MINI Russell EOM Option Sep18P 1690	Physical Index Option	31,830	2	(92,715)	0.00
Euro	Foreign Currency	2,463,919	2,861	(9,979)	1.29
Euro Currency 2PM Option Dec18C 1.18	Currency Option	(12,000,000)	(111)	25,348	(0.05)
Euro Currency 2PM Option Dec18C 1.20	Currency Option	19,223,430	71	(27,405)	0.03
Euro Currency 2PM Option Dec18C 1.21	Currency Option	(38,000,000)	(84)	26,756	(0.04)
Euro Currency 2PM Option Dec18P 1.17	Currency Option	(16,000,000)	(212)	(30,791)	(0.10)
Euro Currency 2PM Option Oct18C 1.17	Currency Option	—	—	20,732	0.00
Euro Currency 2PM Option Oct18P 1.16	Currency Option	(4,694,093)	(7)	(939)	0.00
Euro Currency 2PM Option Oct18P 1.17	Currency Option	(7,823,489)	(41)	(11,735)	(0.02)
Euro FX Currency Future Dec18	Currency Future	1,229,405	1,436	(36,592)	0.65
Euro Stoxx 50 Dec18	Physical Index Future	(823)	(3,235)	46,941	(1.46)
Euro Stoxx 50 Price EUR 2900	Index Option	(9,925)	(119)	(35,497)	(0.05)
Euro Stoxx 50 Price EUR 3200	Index Option	3,219	133	39,048	0.06
Euro Stoxx 50 Price EUR 3350 (SEV8P)	Index Option	(1,422)	(40)	(21,198)	(0.02)
Euro Stoxx 50 Price EUR 3350 (SEZ8C)	Index Option	3,961	502	(137,404)	0.23
Euro Stoxx 50 Price EUR 3400	Index Option	(1,913)	(92)	(45,499)	(0.04)
Euro Stoxx 50 Price EUR 3500	Index Option	(8,646)	(333)	161,737	(0.15)
Euro Stoxx Banks Price EUR 115 C	Index Option	23,739	26	(11,025)	0.01
Euro Stoxx Banks Price EUR 115 P	Index Option	(21,772)	(258)	(75,997)	(0.12)
Euro Stoxx Banks Price EUR 95 P	Index Option	(23,739)	(41)	(4,134)	(0.02)
Euro STOXX Constr Dec18	Physical Index Future	11,042	5,482	(14,197)	2.47
Euro-Bobl Future Dec18	Financial Commodity Future	14,306	2,171	5,511	0.98
Euro-BTP Future Dec18	Financial Commodity Future	(23,247)	(3,343)	156,024	(1.50)
FTSE 100 Index Option 7600	Index Option	(1,717)	(24,389)	22,878	(10.97)
FTSE 100 Index Option 7700	Index Option	(241)	(8,952)	(6,396)	(4.03)
FTSE MIB Index Option 21500 (FTMIBZ8C)	Index Option	(306)	(147)	110,217	(0.07)
FTSE MIB Index Option 21500 (FTMIBZ8P)	Index Option	(409)	(597)	(233,111)	(0.27)
Hong Kong Dollar	Foreign Currency	(1,922,724)	(246)	432	(0.11)
Japanese Yen	Foreign Currency	71,360,283	628	(1,329)	0.28
Japanese Yen 2PM Option Dec18C 91	Currency Option	(60,353)	(21)	3,018	(0.01)
Japanese Yen 2PM Option Dec18P 86	Currency Option	(1,202,582)	(253)	(12,026)	(0.11)
Japanese Yen 2PM Option Dec18P 89	Currency Option	215,705	283	8,628	0.13
Japanese Yen 2PM Option Nov18P 89	Currency Option	(217,940)	(231)	(8,718)	(0.10)
Mexican Peso Future Dec18	Currency Future	(858,349)	(453)	(19,742)	(0.20)
MSCI Emerging Market Future Dec18	Physical Index Future	9,165	9,620	(63,236)	4.33
NASDAQ 100 E-MINI Future Dec18	Physical Index Future	(1,305)	(9,993)	2,611	(4.49)
NASDAQ 100 E-MINI Future Option Dec18C 6900	Physical Index Option	(2,092)	(1,714)	3,661	(0.77)
NASDAQ 100 E-MINI Future Option Dec18P 6550	Physical Index Option	(3,952)	(150)	(988)	(0.07)
NASDAQ 100 E-MINI Future Option Mar19P 7250	Physical Index Option	(1,270)	(269)	(2,857)	(0.12)
New Zealand Dollar Future Dec18	Currency Future	(28,612)	(1,897)	(3,720)	(0.85)
Norwegian Krone	Foreign Currency	100,466	12	20	0.01
OMX Stockholm 30 Index	Index Option	(83,510)	(735)	58,707	(0.33)
S&P500 E-MINI Option Dec18C 2850	Physical Index Option	(4,739)	(517)	3,109	(0.23)
S&P500 E-MINI Option Dec18P 2400	Physical Index Option	(19,223)	(113)	3,845	(0.05)
S&P500 E-MINI Option Dec18P 2780	Physical Index Option	4,739	133	(7,499)	0.06
SGD/USD Forward Dec18	Forward	(536)	(1)	—	0.00
Singapore Dollar	Foreign Currency	8,231	6	5	0.00
South African Rand Currency (CME) Future Dec18	Currency Future	(576,703)	(403)	20,185	(0.18)
South Korean Won	Foreign Currency	29,145,859	26	77	0.01
Soybean Meal Option 8600	Index Option	939	67	6,011	0.03
Soybean Meal Option 8800	Index Option	(313)	(119)	7,145	(0.05)
Soybean Meal Option 9100	Index Option	(1,216)	(154)	17,885	(0.07)
STOXX 600 Automobile Dec18	Physical Index Future	3,174	1,970	(27,550)	0.89
Stoxx 600 Industrials Dec18	Physical Index Future	(4,649)	(2,967)	14,173	(1.33)
STOXX 600 Insurance Dec18	Physical Index Future	2,772	930	(28,655)	0.42
STOXX 600 Oil Dec18	Physical Index Future	18,508	7,708	(11,931)	3.47
STOXX 600 Telecommunications Dec18	Physical Index Future	19,000	5,237	(84,056)	2.36
Stoxx 600 Utilities Dec18	Physical Index Future	5,544	1,810	(13,554)	0.81
Stoxx Europe 600 Automobiles 570	Index Option	(11,936)	(593)	(71,408)	(0.27)
Stoxx Europe 600 Automobiles 590	Index Option	(11,936)	(51)	17,799	(0.02)
STOXX Europe 600 Insurance 285	Index Option	23,873	152	(128,090)	0.07
STOXX Europe 600 Insurance 290	Index Option	(23,873)	(164)	94,684	(0.07)
Stoxx Europe 600 Oil & Gas 340	Index Option	(15,647)	(82)	(412)	(0.04)
STOXX Europe 600 Telecommunications 250	Index Option	(3,576)	(5)	4,575	0.00
Swedish Krona	Foreign Currency	1,171,063	132	(600)	0.06
Swedish Krona Future Dec18	Currency Future	286,116	323,769	(18,311)	145.63
Swiss Franc	Foreign Currency	467,570	476	(2,513)	0.21
Swiss Franc Future Dec18	Currency Future	—	—	(13,266)	0.00
SX5E Dividend Future Dec20	Financial Index Future	25,840	3,771	(30,273)	1.70
TRY/USD Future Dec18	Currency Future	3,129,396	494	313	0.22
Turkish Lira	Foreign Currency	24,863	4	(20)	0.00
U.S. 2 Year Note (CBT) Future Dec18	Financial Commodity Future	250,352	26,379	5,868	11.87
U.S. 5 Year Future Option Dec18P 113	Financial Commodity Option	(291,481)	(203)	11,386	(0.09)
U.S. 5 Year Note (CBT) Future Dec18	Financial Commodity Future	(633,926)	(71,302)	(34,668)	(32.07)
United States Dollar	Currency	1,654,787	1,655	—	0.74
Yen Denom Nikkei Dec18	Physical Index Future	11,623	2,471	13,811	1.11
				$(506,240)
Net Cash and Other Receivables/Payables				70,069
Swaps, at Value				$(436,171)

*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
**	The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
***	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.
****	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
CBOE	—Chicago Board Options Exchange
DAX	—Deutscher Aktienindex Index (German stock market index)
DJIA	—Dow Jones Industrial Average
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MBIA	—MBIA Insurance Corp.
MIB	—Milano Italia Borsa (Italian national stock exchange)
SGD	—Singapore Dollar
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets and liabilities:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$2,608,177	$—	$2,608,177
Common Stocks	121,249,769	—	—	121,249,769
Preferred Stocks	588,588	—	—	588,588
Affiliated Investment Companies
Exchange-Traded Fund	2,739,889	—	—	2,739,889
Short-Term Investments
Affiliated Investment Company	53,494,866	—	—	53,494,866
Repurchase Agreements	—	95,215,461	—	95,215,461
U.S. Governments	—	227,956,886	—	227,956,886
Total Short-Term Investments	53,494,866	323,172,347	—	376,667,213
Total Investments in Securities	178,073,112	325,780,524	—	503,853,636
Other Financial Instruments
Credit Default Swap Contracts (b)	—	556,588	—	556,588
Futures Contracts (b)	14,477	—	—	14,477
Interest Rate Swap Contracts (b)	—	173,386	—	173,386
Total Return Basket Swap Contracts (b)	—	4,932	—	4,932
Total Other Financial Instruments	14,477	734,906	—	749,383
Total Investments in Securities and Other Financial Instruments	$178,087,589	$326,515,430	$—	$504,603,019

Liability Valuation Inputs

Common Stocks Sold Short (c)(d)	$(93,783,028)	$(1,991)	$0	$(93,785,019)
Exchange-Traded Funds Sold Short	(9,045,968)	—	—	(9,045,968)
Other Financial Instruments
Interest Rate Swap Contracts (b)	—	(475,029)	—	(475,029)
Total Return Basket Swap Contracts (b)	—	(23,606)	—	(23,606)
Candriam Proprietary Total Return Swap Contracts (b)	—	(619,139)	—	(619,139)
Total Other Financial Instruments	—	(1,117,774)	—	(1,117,774)
Total Investments in Securities Sold Short and Other Financial Instruments	$(102,828,996)	$(1,119,765)	$—	$(103,948,761)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

(c)	The Level 2 security valued at $(1,991) is held in Chemicals in the Common Stocks Sold Short section of the Consolidated Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Diversified Financial Services within the Common Stocks Sold Short section of the Consolidated Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 33.5% †
	Asset-Backed Securities 2.5%
	Auto Floor Plan Asset-Backed Securities 0.0% ‡
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$100,000	$98,586

	Automobile 0.1%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	200,000	199,443
	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	133,000	132,909
			332,352
	Other Asset-Backed Securities 2.4%
	AIMCO CLO (a)(b)
	Series 2018-AA, Class A 2.861% (3 Month LIBOR + 1.02%), due 4/17/31	500,000	497,874
	Series 2017-AA, Class A 3.619% (3 Month LIBOR + 1.26%), due 7/20/29	250,000	250,279
	Apidos CLO Series 2015-21A, Class A1R 3.263% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(b)	400,000	399,607
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.542% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	171,492	171,509
	Benefit Street Partners CLO, Ltd. Series 2015-VIIA, Class A1AR 3.135% (3 Month LIBOR + 0.78%), due 7/18/27 (a)(b)	250,000	249,108
	Canyon Capital CLO, Ltd. Series 2015-1A, Class AS 3.598% (3 Month LIBOR + 1.25%), due 4/15/29 (a)(b)	440,000	440,763
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	197,167	194,777
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.592% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	751,265
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,287,000	1,243,036
	Dryden Senior Loan Fund (a)(b)
	Series 2018-64A, Class A 3.19% (3 Month LIBOR + 0.97%), due 4/18/31	250,000	249,680
	Series 2014-33A, Class AR 3.778% (3 Month LIBOR + 1.43%), due 10/15/28	250,000	250,499
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	158,174	154,202
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	98,750	98,366
	Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.339% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	249,879
	Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 3.363% (3 Month LIBOR + 1.00%), due 2/5/31 (a)(b)	250,000	249,025
	Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	400,000	399,773
	HPS Loan Management, Ltd. Series 2011-A17, Class A 3.623% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(b)	850,000	851,886
	LCM, Ltd. Partnership Series 2015-A, Class AR 3.599% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	350,000	351,063
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR 3.609% (3 Month LIBOR + 1.25%), due 1/28/30 (a)(b)	390,000	390,220
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.679% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	351,750
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 3.466% (3 Month LIBOR + 1.14%), due 11/18/26 (a)(b)	251,000	251,061
	Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1 3.273% (3 Month LIBOR + 0.90%), due 11/15/26 (a)(b)	300,000	300,000
	Sofi Professional Loan Program Trust Series 2018-D, Class A1FX 3.12%, due 2/25/48 (a)	200,000	199,972
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.615% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	450,000	450,470
	THL Credit Wind River CLO, Ltd. (a)(b)
	Series 2014-3A, Class AR 3.462% (3 Month LIBOR + 1.10%), due 1/22/27	390,000	390,033
	Series 2017-4A, Class A 3.481% (3 Month LIBOR + 1.15%), due 11/20/30	250,000	250,080
	TIAA CLO III, Ltd. Series 2017-2A, Class A 3.498% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	349,147
			9,985,324
	Total Asset-Backed Securities (Cost $10,467,214)		10,416,262

	Corporate Bonds 13.9%
	Aerospace & Defense 0.4%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,050,000	1,083,817
	General Dynamics Corp. 3.00%, due 5/11/21	425,000	422,727
			1,506,544
	Auto Manufacturers 0.6%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,000,000	975,569
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	620,000	614,031
	General Motors Financial Co., Inc. 4.35%, due 4/9/25	1,150,000	1,128,477
			2,718,077
	Banks 4.2%
¤	Bank of America Corp.
	3.864%, due 7/23/24 (c)	250,000	249,999
	4.45%, due 3/3/26	1,500,000	1,501,809
	BNP Paribas S.A. 3.375%, due 1/9/25 (a)	300,000	283,997
	Capital One Financial Corp. 3.80%, due 1/31/28	450,000	424,572
¤	Citigroup, Inc.
	4.044%, due 6/1/24 (c)	350,000	351,386
	4.60%, due 3/9/26	1,250,000	1,258,270
	Citizens Bank N.A. 2.25%, due 10/30/20	603,000	587,387
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,000,000	990,270
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	500,000	468,579
	3.375%, due 1/10/22	250,000	245,272
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	865,000	860,853
	Discover Bank 3.20%, due 8/9/21	850,000	838,806
¤	Fifth Third Bancorp 4.30%, due 1/16/24	1,250,000	1,265,845
	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (c)	500,000	483,090
	3.85%, due 1/26/27	475,000	460,840
	HSBC Holdings PLC 2.984% (3 Month LIBOR + 0.65%), due 9/11/21 (b)	900,000	901,145
	JPMorgan Chase & Co. 3.875%, due 9/10/24	1,500,000	1,485,685
	Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	1,000,000	954,013
	Mitsubishi UFJ Financial Group, Inc. 2.95%, due 3/1/21	762,000	751,552
	Morgan Stanley
	3.591%, due 7/22/28 (c)	250,000	237,197
	4.10%, due 5/22/23	375,000	377,321
	4.35%, due 9/8/26	595,000	590,410
	Santander UK Group Holdings PLC (c)
	3.373%, due 1/5/24	750,000	720,945
	3.823%, due 11/3/28	250,000	229,606
	Santander UK PLC 3.40%, due 6/1/21	200,000	199,216
	UBS Group Funding Switzerland A.G. (a)
	4.125%, due 4/15/26	750,000	743,760
	4.253%, due 3/23/28	310,000	307,175
			17,769,000
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc. 4.00%, due 4/13/28	1,075,000	1,059,599
	Keurig Dr. Pepper, Inc. 4.597%, due 5/25/28 (a)	350,000	351,706
			1,411,305
	Biotechnology 0.2%
	Celgene Corp. 3.875%, due 8/15/25	750,000	738,851

	Building Materials 0.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	836,632
	Masco Corp. 4.45%, due 4/1/25	850,000	858,343
			1,694,975
	Chemicals 0.3%
	Mosaic Co. 4.05%, due 11/15/27	300,000	290,225
	NewMarket Corp. 4.10%, due 12/15/22	400,000	399,400
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	210,000	199,500
	Yara International ASA 4.75%, due 6/1/28 (a)	400,000	402,695
			1,291,820
	Diversified Financial Services 0.0% ‡
	Discover Financial Services 5.20%, due 4/27/22	25,000	25,879

	Electric 1.7%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	247,151
	Commonwealth Edison Co. 3.10%, due 11/1/24	400,000	384,984
	DTE Electric Co. 2.65%, due 6/15/22	750,000	727,564
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,500,000	1,473,141
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	750,000	728,070
	Entergy Corp. 4.00%, due 7/15/22	750,000	758,645
	Evergy, Inc. 4.85%, due 6/1/21	280,000	285,933
	Exelon Corp. 2.85%, due 6/15/20	425,000	421,262
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	505,890
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	255,317
	Pacific Gas & Electric Co. 3.30%, due 12/1/27	950,000	868,518
	WEC Energy Group, Inc. 3.375%, due 6/15/21	350,000	350,079
			7,006,554

	Electronics 0.0% ‡
	Amphenol Corp. 3.125%, due 9/15/21	175,000	172,557

	Food 0.2%
	Ingredion, Inc. 4.625%, due 11/1/20	250,000	255,266
	McCormick & Co., Inc. 3.15%, due 8/15/24	625,000	600,660
			855,926
	Forest Products & Paper 0.1%
	Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	375,000	347,484
	Suzano Austria GmbH 6.00%, due 1/15/29 (a)	250,000	251,000
			598,484
	Health Care - Products 0.3%
	Becton Dickinson & Co. 2.894%, due 6/6/22	1,213,000	1,179,332

	Health Care - Services 0.3%
	Halfmoon Parent, Inc. 4.125%, due 11/15/25 (a)	725,000	722,934
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	575,000	550,744
			1,273,678
	Insurance 0.4%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	725,000	750,041
	Pricoa Global Funding I 3.45%, due 9/1/23 (a)	1,050,000	1,042,305
			1,792,346
	Iron & Steel 0.2%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	123,591
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	700,000	710,602
			834,193
	Machinery - Diversified 0.0% ‡
	Wabtec Corp. 4.70%, due 9/15/28	150,000	147,623

	Mining 0.4%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	275,000	275,546
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,250,000	1,255,189
			1,530,735
	Multi-National 0.2%
	International Bank for Reconstruction & Development
	2.00%, due 10/30/20	600,000	588,484
	3.05%, due 9/13/21	325,000	323,301
			911,785
	Oil & Gas 0.7%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,000,000	1,027,697
	Cenovus Energy, Inc. 4.25%, due 4/15/27	600,000	579,990
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	409,055
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	544,559
	Petroleos Mexicanos
	3.50%, due 1/30/23	100,000	94,800
	4.875%, due 1/24/22	75,000	75,863
	5.35%, due 2/12/28 (a)	50,000	47,125
			2,779,089
	Packaging & Containers 0.2%
	WestRock Co. 3.75%, due 3/15/25 (a)	675,000	663,346

	Pharmaceuticals 0.2%
	AstraZeneca PLC 3.50%, due 8/17/23	225,000	223,007
	Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	425,000	422,148
			645,155
	Pipelines 0.9%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	1,000,000	985,639
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	850,000	899,395
	Enterprise Products Operating LLC 2.80%, due 2/15/21	150,000	148,082
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	895,000	923,401
	ONEOK, Inc. 4.55%, due 7/15/28	475,000	477,370
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	167,753
			3,601,640
	Real Estate Investment Trusts 0.6%
	Highwoods Realty, L.P. 3.625%, due 1/15/23	1,000,000	979,196
	Realty Income Corp. 3.25%, due 10/15/22	475,000	468,913
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,000,000	1,008,726
			2,456,835
	Retail 0.2%
	CVS Health Corp. 4.30%, due 3/25/28	970,000	962,394

	Software 0.4%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,075,000	1,038,040
	Fiserv, Inc.
	4.20%, due 10/1/28	475,000	475,996
	4.75%, due 6/15/21	200,000	206,255
			1,720,291
	Telecommunications 0.5%
	AT&T, Inc. 3.95%, due 1/15/25	237,000	233,349
	Telefonica Emisiones SAU 4.103%, due 3/8/27	495,000	475,839
	Verizon Communications, Inc. 3.50%, due 11/1/24	1,100,000	1,084,700
	Vodafone Group PLC 4.375%, due 5/30/28	250,000	246,307
			2,040,195
	Transportation 0.0% ‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	127,240

	Total Corporate Bonds (Cost $59,423,982)		58,455,849

	Foreign Government Bonds 0.1%
	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	52,568

	Russia 0.1%
	Russian Federation 3.50%, due 1/16/19 (a)	400,000	400,000

	Total Foreign Government Bonds (Cost $449,533)		452,568

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Bank
	Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	294,685
	Series 2018-BN14, Class A2 4.128%, due 9/15/60	400,000	412,080
	Benchmark Mortgage Trust
	Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	201,064
	Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	151,294
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	591,786
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	885,054
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	101,474
	COMM Mortgage Trust Series 2013-LC13, Class A2 3.009%, due 8/10/46	1,645	1,644
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	785,991
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	200,062
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	60,130	60,127
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	235,570	235,390
	Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	988,726
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	300,000	308,886
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	893,132
	UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	504,390
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	98,563

	Total Mortgage-Backed Securities (Cost $6,950,198)		6,714,348

	U.S. Government & Federal Agencies 15.4%
¤	Federal Home Loan Bank 1.1%
	1.375%, due 3/18/19	200,000	199,089
	1.50%, due 10/21/19	600,000	592,770
	1.70%, due 5/15/20	500,000	491,203
	2.125%, due 2/11/20	600,000	594,982
	2.30%, due 1/26/21	475,000	468,499
	2.375%, due 3/30/20	350,000	347,874
	2.50%, due 12/10/27	1,050,000	974,548
	2.51%, due 12/29/22	400,000	389,471
	2.625%, due 10/1/20	500,000	497,645
	3.00%, due 3/10/28	300,000	292,420
			4,848,501
¤	Federal Home Loan Mortgage Corporation 0.8%
	1.25%, due 8/15/19	350,000	345,924
	1.25%, due 10/2/19	350,000	345,177
	1.35%, due 1/25/19	600,000	598,144
	1.375%, due 8/15/19	400,000	395,830
	1.50%, due 1/17/20	250,000	246,100
	2.753%, due 1/30/23	400,000	391,891
	3.32%, due 6/14/23	375,000	373,254
	3.35%, due 7/26/23	300,000	297,247
	3.375%, due 8/16/23	375,000	373,270
			3,366,837
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	3.35%, due 9/28/23	375,000	374,203

¤	Federal National Mortgage Association 0.7%
	1.25%, due 7/26/19	450,000	445,053
	1.50%, due 2/28/20	650,000	638,884
	1.75%, due 9/12/19	250,000	247,941
	1.875%, due 9/24/26	1,925,000	1,745,600
			3,077,478
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
	2.125%, due 4/24/26	500,000	465,856
	2.50%, due 4/13/21	425,000	420,678
	2.875%, due 9/12/23	600,000	594,930
			1,481,464
¤	United States Treasury Notes 12.3%
	1.125%, due 2/28/21	700,000	671,809
	1.375%, due 1/15/20	7,700,000	7,569,160
	1.375%, due 9/30/23	635,000	588,665
	1.875%, due 4/30/22	1,000,000	964,883
	1.875%, due 9/30/22	300,000	288,094
	2.125%, due 3/31/24	150,000	143,590
	2.25%, due 2/15/21	3,000,000	2,958,164
	2.375%, due 4/15/21	1,225,000	1,210,262
	2.625%, due 5/15/21	1,500,000	1,490,566
	2.75%, due 9/30/20	14,500,000	14,480,176
	2.75%, due 9/15/21	8,400,000	8,368,172
	2.75%, due 4/30/23	4,225,000	4,190,177
	2.75%, due 2/28/25	200,000	197,101
	2.75%, due 6/30/25	1,625,000	1,598,911
	2.875%, due 9/30/23	5,325,000	5,306,487
	2.875%, due 4/30/25	100,000	99,211
	2.875%, due 5/31/25	450,000	446,273
	2.875%, due 8/15/28	1,250,000	1,230,762
			51,802,463
	Total U.S. Government & Federal Agencies (Cost $65,370,466)		64,950,946

	Total Long-Term Bonds (Cost $142,661,393)		140,989,973

		Shares
	Common Stocks 60.9%
	Aerospace & Defense 0.8%
	General Dynamics Corp.	2,504	512,619
	Huntington Ingalls Industries, Inc.	4,196	1,074,512
	Lockheed Martin Corp.	1,687	583,634
	Textron, Inc.	8,282	591,915
	United Technologies Corp.	3,624	506,671
			3,269,351
	Airlines 0.9%
	Delta Air Lines, Inc.	11,405	659,551
	JetBlue Airways Corp. (e)	35,206	681,588
	Southwest Airlines Co.	10,549	658,785
	United Continental Holdings, Inc. (e)	21,038	1,873,645
			3,873,569
	Automobiles 0.5%
	Ford Motor Co.	54,847	507,334
	General Motors Co.	15,034	506,195
	Harley-Davidson, Inc.	28,870	1,307,811
			2,321,340
	Banks 2.9%
¤	Bank of America Corp.	22,095	650,919
	Bank OZK	6,080	230,797
	BB&T Corp.	11,940	579,568
	CIT Group, Inc.	23,020	1,188,062
¤	Citigroup, Inc.	9,068	650,538
	Comerica, Inc.	835	75,596
	Commerce Bancshares, Inc.	18,181	1,200,310
	East West Bancorp, Inc.	5,278	318,633
¤	Fifth Third Bancorp	60,947	1,701,640
	First Citizens BancShares, Inc., Class A	2,137	966,522
	First Hawaiian, Inc.	16,386	445,044
	Huntington Bancshares, Inc.	3,764	56,159
	JPMorgan Chase & Co.	5,776	651,764
	KeyCorp	32,820	652,790
	M&T Bank Corp.	48	7,898
	PNC Financial Services Group, Inc.	3,685	501,860
	SunTrust Banks, Inc.	9,603	641,384
	Texas Capital Bancshares, Inc. (e)	6,551	541,440
	U.S. Bancorp	11,031	582,547
	Wells Fargo & Co.	11,054	580,998
			12,224,469
	Beverages 0.3%
	Coca-Cola Co.	11,002	508,182
	PepsiCo., Inc.	5,257	587,733
			1,095,915
	Biotechnology 0.7%
	Alexion Pharmaceuticals, Inc. (e)	3,661	508,916
	Amgen, Inc.	2,794	579,168
	Biogen, Inc. (e)	1,860	657,156
	Gilead Sciences, Inc.	8,638	666,940
	United Therapeutics Corp. (e)	2,835	362,540
			2,774,720
	Building Products 0.1%
	Johnson Controls International PLC	14,239	498,365

	Capital Markets 2.0%
	Ameriprise Financial, Inc.	11,445	1,689,969
	Bank of New York Mellon Corp.	11,328	577,615
	BlackRock, Inc.	1,221	575,494
	CME Group, Inc.	3,396	578,033
	Goldman Sachs Group, Inc.	2,222	498,261
	Intercontinental Exchange, Inc.	7,786	583,094
	Lazard, Ltd., Class A	20,711	996,820
	Legg Mason, Inc.	34,126	1,065,755
	Morgan Stanley	10,597	493,502
	Nasdaq, Inc.	6,150	527,670
	Northern Trust Corp.	991	101,211
	State Street Corp.	6,813	570,793
			8,258,217
	Chemicals 2.0%
	Air Products & Chemicals, Inc.	3,003	501,651
	Cabot Corp.	1,731	108,568
	CF Industries Holdings, Inc.	28,188	1,534,555
	DowDuPont, Inc.	7,748	498,274
	Eastman Chemical Co.	11,272	1,078,956
	Ecolab, Inc.	3,227	505,929
	Huntsman Corp.	42,184	1,148,670
	LyondellBasell Industries N.V., Class A	6,436	659,755
	Mosaic Co.	40,752	1,323,625
	Olin Corp.	3,315	85,129
	PPG Industries, Inc.	4,644	506,800
	Praxair, Inc.	3,118	501,156
			8,453,068
	Commercial Services & Supplies 0.8%
	Clean Harbors, Inc. (e)	16,269	1,164,535
	Republic Services, Inc.	20,079	1,458,940
	Waste Management, Inc.	7,362	665,230
			3,288,705
	Communications Equipment 0.4%
	Cisco Systems, Inc.	13,688	665,921
	CommScope Holding Co., Inc. (e)	6,799	206,852
	Juniper Networks, Inc.	24,214	725,694
			1,598,467
	Consumer Finance 1.2%
	American Express Co.	4,693	499,757
	Capital One Financial Corp.	6,116	580,592
	Credit Acceptance Corp. (e)	2,209	967,697
	Discover Financial Services	19,100	1,460,195
	Synchrony Financial	50,586	1,572,213
			5,080,454
	Containers & Packaging 0.1%
	Ball Corp.	2,490	109,535
	WestRock Co.	3,131	167,321
			276,856
	Diversified Consumer Services 0.3%
	H&R Block, Inc.	44,437	1,144,253

	Diversified Financial Services 0.4%
	AXA Equitable Holdings, Inc.	45,393	973,680
	Berkshire Hathaway, Inc., Class B (e)	3,052	653,464
			1,627,144
	Diversified Telecommunication Services 0.6%
	AT&T, Inc.	15,148	508,670
	CenturyLink, Inc.	58,584	1,241,981
	Verizon Communications, Inc.	10,895	581,684
			2,332,335
	Electric Utilities 1.3%
	American Electric Power Co., Inc.	7,256	514,305
	Avangrid, Inc.	11,211	537,343
	Duke Energy Corp.	6,412	513,088
	Entergy Corp.	3,385	274,625
	Evergy, Inc.	1,631	89,575
	Exelon Corp.	13,639	595,479
	FirstEnergy Corp.	247	9,181
	NextEra Energy, Inc.	3,056	512,186
	PG&E Corp.	4,300	197,385
	Southern Co.	11,707	510,425
	Xcel Energy, Inc.	40,919	1,931,786
			5,685,378
	Electrical Equipment 0.7%
	Acuity Brands, Inc.	7,986	1,255,399
	Eaton Corp. PLC	6,729	583,606
	Emerson Electric Co.	7,603	582,238
	nVent Electric PLC	2,655	72,110
	Regal Beloit Corp.	6,891	568,163
	Sensata Technologies Holding PLC (e)	932	46,409
			3,107,925
	Electronic Equipment, Instruments & Components 0.5%
	Corning, Inc.	26,020	918,506
	Jabil, Inc.	41,388	1,120,787
			2,039,293
	Energy Equipment & Services 0.6%
	Baker Hughes, a GE Co.	14,963	506,198
	RPC, Inc.	62,308	964,528
	Schlumberger, Ltd.	9,545	581,481
	Transocean, Ltd. (e)	49,406	689,214
			2,741,421
	Entertainment 0.9%
	Cinemark Holdings, Inc.	14,233	572,167
	Twenty-First Century Fox, Inc.
	Class A	11,043	511,622
	Class B	11,128	509,885
	Viacom, Inc.
	Class A	2,026	74,050
	Class B	43,079	1,454,347
	Walt Disney Co.	5,031	588,325
			3,710,396
	Equity Real Estate Investment Trusts 5.3%
	Apple Hospitality REIT, Inc.	63,156	1,104,598
	AvalonBay Communities, Inc.	2,273	411,754
	Boston Properties, Inc.	1,467	179,953
	Brixmor Property Group, Inc.	64,137	1,123,039
	Colony Capital, Inc.	73,398	444,983
	Crown Castle International Corp.	4,647	517,351
	Digital Realty Trust, Inc.	25	2,812
	Empire State Realty Trust, Inc., Class A	26,348	437,640
	EPR Properties	1,554	106,309
	Equity Residential	11,975	793,464
	Gaming and Leisure Properties, Inc.	32,913	1,160,183
	HCP, Inc.	39,120	1,029,638
	Hospitality Properties Trust	40,597	1,170,818
	Host Hotels & Resorts, Inc.	75,009	1,582,690
	Iron Mountain, Inc.	47	1,622
	Kimco Realty Corp.	18,479	309,338
	Lamar Advertising Co., Class A	13,138	1,022,136
	Life Storage, Inc.	2,442	232,381
	Medical Properties Trust, Inc.	8,690	129,568
	Omega Healthcare Investors, Inc.	37,552	1,230,579
	Outfront Media, Inc.	24,614	491,049
	Park Hotels & Resorts, Inc.	37,935	1,245,027
	Prologis, Inc.	7,616	516,289
	Rayonier, Inc.	17,859	603,813
	Retail Properties of America, Inc., Class A	32,561	396,919
	Senior Housing Properties Trust	53,402	937,739
	Simon Property Group, Inc.	3,327	588,047
	Uniti Group, Inc.	55,382	1,115,947
	Ventas, Inc.	20,981	1,140,947
	VEREIT, Inc.	164,775	1,196,267
	Vornado Realty Trust	3,448	251,704
	Welltower, Inc.	9,041	581,517
	Weyerhaeuser Co.	2,726	87,968
	WP Carey, Inc.	88	5,659
			22,149,748
	Food & Staples Retailing 0.8%
	Kroger Co.	65,507	1,906,909
	U.S. Foods Holding Corp. (e)	3,285	101,244
	Walgreens Boots Alliance, Inc.	8,962	653,330
	Walmart, Inc.	7,028	659,999
			3,321,482
	Food Products 1.3%
	Archer-Daniels-Midland Co.	2,143	107,729
	Flowers Foods, Inc.	386	7,203
	General Mills, Inc.	13,569	582,381
	Kraft Heinz Co.	9,197	506,847
	Mondelez International, Inc., Class A	11,753	504,909
	Pilgrim's Pride Corp. (e)	56,062	1,014,161
	Post Holdings, Inc. (e)	3,944	387,347
	TreeHouse Foods, Inc. (e)	21,961	1,050,834
	Tyson Foods, Inc., Class A	24,256	1,443,960
			5,605,371
	Gas Utilities 0.2%
	UGI Corp.	18,041	1,000,915

	Health Care Equipment & Supplies 0.8%
	Abbott Laboratories	7,996	586,587
	Baxter International, Inc.	8,636	665,749
	Becton, Dickinson and Co.	1,948	508,428
	Boston Scientific Corp. (e)	13,203	508,316
	Danaher Corp.	5,397	586,438
	Medtronic PLC	5,976	587,859
	Zimmer Biomet Holdings, Inc.	322	42,333
			3,485,710
	Health Care Providers & Services 3.2%
	Aetna, Inc.	2,880	584,208
	Anthem, Inc.	2,435	667,312
	Cardinal Health, Inc.	28,137	1,519,398
	Centene Corp. (e)	7,800	1,129,284
	Cigna Corp.	3,205	667,441
	CVS Health Corp.	8,399	661,169
	DaVita, Inc. (e)	7,778	557,138
	Express Scripts Holding Co. (e)	6,977	662,885
	HCA Healthcare, Inc.	4,782	665,272
	Humana, Inc.	1,973	667,900
	McKesson Corp.	4,433	588,037
	MEDNAX, Inc. (e)	24,954	1,164,354
	Molina Healthcare, Inc. (e)	7,476	1,111,681
	Premier, Inc., Class A (e)	23,724	1,086,085
	Universal Health Services, Inc., Class B	5,587	714,242
	WellCare Health Plans, Inc. (e)	3,369	1,079,731
			13,526,137
	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	10,378	661,805
	Darden Restaurants, Inc.	11,194	1,244,661
	Extended Stay America, Inc.	24,543	499,259
	Las Vegas Sands Corp.	9,770	579,654
	McDonald's Corp.	3,039	508,394
	Norwegian Cruise Line Holdings, Ltd. (e)	13,746	789,433
	Royal Caribbean Cruises, Ltd.	491	63,800
	Yum China Holdings, Inc.	34,845	1,223,408
	Yum! Brands, Inc.	5,604	509,460
			6,079,874
	Household Durables 0.1%
	Lennar Corp., Class A	5,202	242,881
	PulteGroup, Inc.	817	20,237
			263,118
	Household Products 0.6%
	Colgate-Palmolive Co.	7,586	507,883
	Energizer Holdings, Inc.	16,909	991,713
	Kimberly-Clark Corp.	5,170	587,519
	Procter & Gamble Co.	7,046	586,438
			2,673,553
	Independent Power & Renewable Electricity Producers 0.8%
	AES Corp.	97,497	1,364,958
	NRG Energy, Inc.	40,304	1,507,370
	Vistra Energy Corp. (e)	22,708	564,975
			3,437,303
	Industrial Conglomerates 0.5%
	3M Co.	2,408	507,389
	Carlisle Cos., Inc.	4,240	516,432
	General Electric Co.	43,906	495,699
	Honeywell International, Inc.	3,530	587,392
			2,106,912
	Insurance 4.5%
	Aflac, Inc.	14,067	662,134
	Allstate Corp.	6,740	665,238
	American International Group, Inc.	9,481	504,768
	American National Insurance Co.	6,163	796,814
	Arthur J. Gallagher & Co.	14,257	1,061,291
	Assured Guaranty, Ltd.	27,771	1,172,769
	Athene Holding, Ltd., Class A (e)	25,927	1,339,389
	Brighthouse Financial, Inc. (e)	4,725	209,034
	Chubb, Ltd.	3,795	507,164
	Cincinnati Financial Corp.	9,686	743,982
	CNA Financial Corp.	21,663	988,916
	Fidelity National Financial, Inc.	10,392	408,925
	First American Financial Corp.	22,567	1,164,232
	Lincoln National Corp.	6,230	421,522
	Marsh & McLennan Cos., Inc.	6,074	502,441
	MetLife, Inc.	14,105	658,986
	Old Republic International Corp.	55,421	1,240,322
	Principal Financial Group, Inc.	16,606	972,946
	Prudential Financial, Inc.	6,545	663,139
	Reinsurance Group of America, Inc.	8,848	1,279,067
	Torchmark Corp.	7,589	657,890
	Travelers Cos., Inc.	5,123	664,504
	Unum Group	13,770	537,060
	W.R. Berkley Corp.	16,290	1,302,060
			19,124,593
	Internet & Direct Marketing Retail 0.2%
	eBay, Inc. (e)	19,842	655,183

	IT Services 2.4%
	Akamai Technologies, Inc. (e)	1,650	120,698
	Amdocs, Ltd.	4,278	282,262
	Cognizant Technology Solutions Corp., Class A	8,618	664,879
	Conduent, Inc. (e)	52,295	1,177,683
	CoreLogic, Inc. (e)	20,159	996,056
	DXC Technology Co.	11,158	1,043,496
	Euronet Worldwide, Inc. (e)	67	6,715
	Fidelity National Information Services, Inc.	7,322	798,611
	International Business Machines Corp.	4,366	660,183
	Leidos Holdings, Inc.	18,032	1,247,093
	Sabre Corp.	39,525	1,030,812
	Teradata Corp. (e)	26,449	997,392
	Western Union Co.	62,205	1,185,627
	Worldpay, Inc. Class A (e)	534	54,078
			10,265,585
	Leisure Products 0.3%
	Brunswick Corp.	17,865	1,197,312

	Life Sciences Tools & Services 0.4%
	IQVIA Holdings, Inc. (e)	7,254	941,134
	Thermo Fisher Scientific, Inc.	2,389	583,107
			1,524,241
	Machinery 2.0%
	Caterpillar, Inc.	3,320	506,267
	Crane Co.	3,091	304,000
	Cummins, Inc.	10,608	1,549,510
	Dover Corp.	5,836	516,661
	Ingersoll-Rand PLC	9,494	971,236
	PACCAR, Inc.	27,920	1,903,865
	Pentair PLC	6,280	272,238
	Snap-on, Inc.	712	130,723
	Terex Corp.	26,925	1,074,577
	Trinity Industries, Inc.	32,705	1,198,311
			8,427,388
	Media 1.0%
	Charter Communications, Inc., Class A (e)	1,795	584,955
	Comcast Corp., Class A	18,783	665,106
	Discovery, Inc. (e)
	Class A	7,064	226,048
	Class C	13,585	401,844
	DISH Network Corp., Class A (e)	10,065	359,924
	John Wiley & Sons, Inc., Class A	5,852	354,631
	Liberty Media Corp-Liberty SiriusXM (e)
	Class A	2,073	90,087
	Class C	4,237	184,289
	News Corp.
	Class A	1,510	19,917
	Class B	18,445	250,852
	Omnicom Group, Inc.	15,495	1,053,970
			4,191,623
	Metals & Mining 0.5%
	Freeport-McMoRan, Inc.	99,403	1,383,690
	Newmont Mining Corp.	463	13,982
	United States Steel Corp.	17,192	524,012
			1,921,684
	Mortgage Real Estate Investment Trusts 0.3%
	Chimera Investment Corp.	82	1,487
	New Residential Investment Corp.	62,125	1,107,067
			1,108,554
	Multi-Utilities 2.0%
	Ameren Corp.	20,346	1,286,274
	CenterPoint Energy, Inc.	29,283	809,675
	CMS Energy Corp.	25,185	1,234,065
	Consolidated Edison, Inc.	12,458	949,175
	Dominion Energy, Inc.	7,321	514,520
	DTE Energy Co.	16,156	1,763,104
	Public Service Enterprise Group, Inc.	10,587	558,888
	Sempra Energy	1,958	222,722
	WEC Energy Group, Inc.	17,893	1,194,537
			8,532,960
	Multiline Retail 0.8%
	Kohl's Corp.	19,591	1,460,509
	Macy's, Inc.	39,649	1,377,010
	Target Corp.	7,559	666,779
			3,504,298
	Oil, Gas & Consumable Fuels 5.4%
	Anadarko Petroleum Corp.	9,947	670,527
	Antero Resources Corp. (e)	58,210	1,030,899
	Chesapeake Energy Corp. (e)	254,732	1,143,747
	Chevron Corp.	5,401	660,434
	Concho Resources, Inc. (e)	120	18,330
	ConocoPhillips	8,533	660,454
	Continental Resources, Inc. (e)	16,605	1,133,790
	Devon Energy Corp.	24,448	976,453
	Energen Corp. (e)	386	33,262
	EOG Resources, Inc.	4,597	586,439
	Exxon Mobil Corp.	6,807	578,731
	HollyFrontier Corp.	20,027	1,399,887
	Kinder Morgan, Inc.	37,674	667,960
	Kosmos Energy, Ltd. (e)	47,486	443,994
	Marathon Oil Corp.	43,376	1,009,793
	Marathon Petroleum Corp.	7,966	637,041
	Murphy Oil Corp.	37,116	1,237,448
	Newfield Exploration Co. (e)	10,472	301,908
	Occidental Petroleum Corp.	7,193	591,049
	ONEOK, Inc.	15,713	1,065,184
	PBF Energy, Inc., Class A	24,086	1,202,132
	Phillips 66	5,860	660,539
	Pioneer Natural Resources Co.	3,394	591,201
	QEP Resources, Inc. (e)	48,253	546,224
	SM Energy Co.	36,559	1,152,705
	Valero Energy Corp.	5,738	652,698
	Whiting Petroleum Corp. (e)	22,905	1,214,881
	Williams Cos., Inc.	69,474	1,888,998
			22,756,708
	Paper & Forest Products 0.3%
	Domtar Corp.	21,354	1,114,038

	Personal Products 0.3%
	Herbalife Nutrition, Ltd. (e)	21,253	1,159,351

	Pharmaceuticals 0.8%
	Allergan PLC	3,469	660,775
	Bristol-Myers Squibb Co.	9,425	585,104
	Eli Lilly & Co.	5,472	587,200
	Johnson & Johnson	4,223	583,492
	Merck & Co., Inc.	7,157	507,718
	Mylan N.V. (e)	1,848	67,637
	Pfizer, Inc.	13,300	586,131
			3,578,057
	Real Estate Management & Development 0.1%
	Jones Lang LaSalle, Inc.	3,869	558,374

	Road & Rail 0.4%
	CSX Corp.	7,867	582,551
	Norfolk Southern Corp.	3,202	577,961
	Schneider National, Inc., Class B	1,695	42,250
	Union Pacific Corp.	3,564	580,326
			1,783,088
	Semiconductors & Semiconductor Equipment 1.7%
	Analog Devices, Inc.	1,952	180,482
	Broadcom, Inc.	2,368	584,257
	Cypress Semiconductor Corp.	67,352	975,930
	First Solar, Inc. (e)	7,744	374,964
	Intel Corp.	14,419	681,875
	Micron Technology, Inc. (e)	14,704	665,062
	NXP Semiconductors N.V.	6,827	583,708
	Qorvo, Inc. (e)	17,694	1,360,492
	QUALCOMM, Inc.	9,225	664,477
	Skyworks Solutions, Inc.	10,203	925,514
	Teradyne, Inc.	2,558	94,595
			7,091,356
	Software 1.1%
	Dell Technologies, Inc., Class V (e)	17,529	1,702,416
	LogMeIn, Inc.	587	52,302
	Microsoft Corp.	5,103	583,630
	Nuance Communications, Inc. (e)	64,182	1,111,632
	Oracle Corp.	12,798	659,865
	Symantec Corp.	34,537	733,746
			4,843,591
	Specialty Retail 1.6%
	Advance Auto Parts, Inc.	3,840	646,387
	Best Buy Co., Inc.	19,787	1,570,296
	Dick's Sporting Goods, Inc.	30,812	1,093,210
	Foot Locker, Inc.	24,296	1,238,610
	Gap, Inc.	41,377	1,193,727
	Michaels Cos., Inc. (e)	3,323	53,862
	Williams-Sonoma, Inc.	17,475	1,148,457
			6,944,549
	Technology Hardware, Storage & Peripherals 0.3%
	Hewlett Packard Enterprise Co.	31,096	507,176
	HP, Inc.Hp, Inc. Common Stock Usd.01	25,812	665,175
	Western Digital Corp.	542	31,729
			1,204,080
	Textiles, Apparel & Luxury Goods 0.8%
	Michael Kors Holdings, Ltd. (e)	16,474	1,129,457
	Ralph Lauren Corp.	9,389	1,291,457
	Tapestry, Inc.	16,662	837,599
	VF Corp.	430	40,184
			3,298,697
	Tobacco 0.1%
	Philip Morris International, Inc.	6,210	506,363

	Trading Companies & Distributors 0.0% ‡
	HD Supply Holdings, Inc. (e)	253	10,781

	Wireless Telecommunication Services 0.6%
	Sprint Corp. (e)	86,006	564,120
	T-Mobile U.S., Inc. (e)	8,282	581,231
	Telephone & Data Systems, Inc.	32,255	981,520
	United States Cellular Corp. (e)	5,439	243,558
			2,370,429

	Total Common Stocks (Cost $212,871,606)		256,724,647

	Exchange-Traded Funds 5.1%
¤	iShares Intermediate Government / Credit Bond ETF	73,429	7,882,603
¤	iShares Russell 1000 Value ETF	23,158	2,932,266
	SPDR S&P 500 ETF Trust	2,117	615,454
	SPDR S&P MidCap 400 ETF Trust	4,778	1,755,724
¤	Vanguard Mid-Cap Value ETF	75,985	8,591,624

	Total Exchange-Traded Funds (Cost $21,567,491)		21,777,671

	Principal Amount
Short-Term Investments 5.3%
Repurchase Agreements 0.7%
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $782,171 (Collateralized by a United States Treasury Note with rate of 2.625% and maturity date of 3/31/25, with a Principal Amount of $810,000 and a Market Value of $802,048)	$782,103	782,103
RBC Capital Markets 2.21%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $2,033,374 (Collateralized by a United States Treasury securities with rates between 0.125% and 2.625% and maturity dates between 4/15/21 and 6/15/21, with a Principal Amount of $2,013,400 and a Market Value of $2,074,109)	2,033,000	2,033,000
Total Repurchase Agreements (Cost $2,815,103)		2,815,103

U.S. Government & Federal Agencies 4.6%
Federal Home Loan Bank Discount Notes 1.927%, due 10/1/18 (f)	19,300,000	19,300,000
Total U.S. Government & Federal Agencies (Cost $19,300,000)		19,300,000
Total Short-Term Investments (Cost $22,115,103)		22,115,103
Total Investments (Cost $399,215,593)	104.8%	441,607,394
Other Assets, Less Liabilities	(4.8)	(20,217,916)
Net Assets	100.0%	$421,389,478

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Non-income producing security.
(f)	Interest rate shown represents yield to maturity.

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(6)	December 2018	$(1,266,119)	$(1,264,406)	$1,713
5-Year United States Treasury Note	43	December 2018	4,867,603	4,836,492	(31,111)
10-Year United States Treasury Note	30	December 2018	3,584,035	3,563,438	(20,597)
10-Year United States Treasury Ultra Note	49	December 2018	6,179,107	6,174,000	(5,107)
			$13,364,626	$13,309,524	$(55,102)

1.	As of September 30, 2018, cash in the amount of $116,511 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

The following abbreviations are used in the preceding pages:
CME	—Chicago Mercantile Exchange
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio 's assets and liabilities:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,416,262	$—	$10,416,262
Corporate Bonds	—	58,455,849	—	58,455,849
Foreign Government Bonds	—	452,568	—	452,568
Mortgage-Backed Securities	—	6,714,348	—	6,714,348
U.S. Government & Federal Agencies	—	64,950,946	—	64,950,946
Total Long-Term Bonds	—	140,989,973	—	140,989,973
Common Stocks	256,724,647	—	—	256,724,647
Exchange-Traded Funds	21,777,671	—	—	21,777,671
Short-Term Investments
Repurchase Agreements	—	2,815,103	—	2,815,103
U.S. Government & Federal Agencies	—	19,300,000	—	19,300,000
Total Short-Term Investments	—	22,115,103	—	22,115,103
Total Investments in Securities	278,502,318	163,105,076	—	441,607,394
Other Financial Instruments
Futures Contracts (b)	1,713	—	—	1,713
Total Investments in Securities and Other Financial Instruments	$278,504,031	$163,105,076	$—	$441,609,107

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(56,815)	$—	$—	$(56,815)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
Rights
Food & Staples Retailing	$10,148	$-	$(809)	$-	$-	$(9,339)	$-	$-	$-	$-

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.2% †
	Asset-Backed Securities 10.1%
	Auto Floor Plan Asset-Backed Securities 0.1%
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$600,000	$591,517

	Automobile 0.8%
	Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	1,283,000	1,280,644
	GM Financial Automobile Leasing Trust Series 2018-2, Class A3 3.06%, due 6/21/21	1,273,000	1,273,836
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	1,700,000	1,695,264
	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	825,000	824,437
			5,074,181
	Automobile Asset-Backed Securities 0.2%
	OSCAR US Funding Trust Series 2018-2A, Class A3 3.39%, due 9/12/22 (a)	1,300,000	1,295,250

	Home Equity 0.1%
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	130,895	132,152
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	1,031,626	534,432
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.706%, due 6/25/33 (b)	40,711	40,795
			707,379
	Other Asset-Backed Securities 8.9%
	AIMCO CLO (a)(c)
	Series 2018-AA, Class A 2.861% (3 Month LIBOR + 1.02%), due 4/17/31	2,100,000	2,091,071
	Series 2015-AA, Class AR 3.198% (3 Month LIBOR + 0.85%), due 1/15/28	1,500,000	1,494,290
	Apidos CLO Series 2015-21A, Class A1R 3.263% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(c)	2,200,000	2,197,837
	Apidos CLO XXV Series 2016-25A, Class A1 3.819% (3 Month LIBOR + 1.46%), due 10/20/28 (a)(c)	2,600,000	2,600,489
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.543% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(c)	514,475	514,528
	Bain Capital Credit CLO Series 2016-2A, Class A 3.768% (3 Month LIBOR + 1.42%), due 1/15/29 (a)(c)	3,475,000	3,478,082
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	2,168,833	2,142,548
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.592% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,604,384
	Cedar Funding Ltd. (a)(c)
	Series 2018-7A, Class A1 3.045% (3 Month LIBOR + 1.00%), due 1/20/31	1,000,000	992,918
	Series 2017-8A, Class A1 3.603% (3 Month LIBOR + 1.25%), due 10/17/30	250,000	250,257
	Dewolf Park CLO, Ltd. Series 2017-1A, Class A 3.558% (3 Month LIBOR + 1.21%), due 10/15/30 (a)(c)	1,250,000	1,251,279
	Dryden Senior Loan Fund (a)(c)
	Series 2018-64A, Class A 3.19% (3 Month LIBOR + 0.97%), due 4/18/31	4,000,000	3,994,880
	Series 2014-33A, Class AR 3.778% (3 Month LIBOR + 1.43%), due 10/15/28	700,000	701,398
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	790,870	771,012
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	493,750	491,829
	Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.339% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(c)	1,500,000	1,499,276
	Galaxy XXVII CLO, Ltd. 2018-27A, Class A 3.418% (3 Month LIBOR + 1.02%), due 5/16/31 (a)(c)	1,000,000	995,128
	Greenwood Park CLO, Ltd. Series 2018-1A, Class A1 3.055% (3 Month LIBOR + 1.03%), due 4/15/31 (a)(c)	750,000	749,181
	Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 3.363% (3 Month LIBOR + 1.00%), due 2/5/31 (a)(c)	1,000,000	996,101
	Hilton Grand Vacations Trust (a)
	Series 2013-A, Class A 2.28%, due 1/25/26	592,968	589,473
	Series 2018-AA, Class A 3.54%, due 2/25/32	1,900,000	1,898,923
	HPS Loan Management, Ltd. Series 2011-A17, Class A 3.623% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(c)	3,000,000	3,006,657
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.756%, due 10/25/30 (b)	681,601	512,395
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	357,328	349,189
	Octagon Investment Partners 35, Ltd. Series 2018-1A, Class A1A 3.202% (3 Month LIBOR + 1.06%), due 1/20/31 (a)(c)	1,000,000	997,955
	Octagon Investment Partners, Ltd. 2015-1A, Class A1 3.111% (3 Month LIBOR + 0.85%), due 7/15/27 (a)(c)	2,906,000	2,894,268
	Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1 3.273% (3 Month LIBOR + 0.90%), due 11/15/26 (a)(c)	1,200,000	1,200,000
	Sierra Receivables Funding Co. LLC Series 2018-2A, Class A 3.50%, due 6/20/35 (a)	1,183,291	1,177,336
	Sofi Professional Loan Program Trust Series 2018-D, Class A1FX 3.12%, due 2/25/48 (a)	800,000	799,886
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.615% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(c)	1,500,000	1,501,566
	THL Credit Wind River CLO, Ltd. (a)(c)
	Series 2017-4A, Class A 3.481% (3 Month LIBOR + 1.15%), due 11/20/30	2,243,000	2,243,718
	Series 2012-1A, Class AR 3.798% (3 Month LIBOR + 1.45%), due 1/15/26	2,500,000	2,504,020
	TIAA CLO III, Ltd. Series 2017-2A, Class A 3.498% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	4,300,000	4,289,521
	Voya CLO, Ltd. Series 2014-2A, Class A1R 3.603% (3 Month LIBOR + 1.25%), due 4/17/30 (a)(c)	3,100,000	3,104,098
	VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	2,077,032	2,022,866
			58,908,359
	Total Asset-Backed Securities (Cost $67,431,350)		66,576,686

	Corporate Bonds 36.5%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,064,414

	Auto Manufacturers 0.9%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	2,925,000	2,853,540
	General Motors Co. 5.15%, due 4/1/38	1,500,000	1,395,120
	General Motors Financial Co., Inc. 4.35%, due 4/9/25	1,450,000	1,422,862
			5,671,522
	Banks 9.1%
	Banco del Estado de Chile 2.668%, due 1/8/21 (a)	3,150,000	3,075,219
	Bank of America Corp.
	3.864%, due 7/23/24 (d)	1,745,000	1,744,990
	3.946%, due 1/23/49 (d)	3,000,000	2,744,975
	4.45%, due 3/3/26	1,570,000	1,571,894
	BNP Paribas S.A. 3.50%, due 3/1/23 (a)	3,200,000	3,121,241
	Citigroup, Inc.
	4.60%, due 3/9/26	2,345,000	2,360,514
	5.30%, due 5/6/44	1,501,000	1,569,526
	Citizens Bank N.A. 2.25%, due 10/30/20	2,950,000	2,873,621
	Credit Agricole S.A. 3.25%, due 10/4/24 (a)	1,500,000	1,405,737
	Credit Suisse Group A.G. 3.869%, due 1/12/29 (a)(d)	1,000,000	940,327
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,990,000	1,980,459
	Discover Bank
	3.20%, due 8/9/21	800,000	789,465
	4.65%, due 9/13/28	3,150,000	3,150,108
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	3,924,119
	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (d)	500,000	483,090
	5.15%, due 5/22/45	2,475,000	2,525,932
	HSBC Bank PLC 4.75%, due 1/19/21 (a)	1,500,000	1,542,711
	HSBC Bank USA N.A. 4.875%, due 8/24/20	4,500,000	4,615,404
	JPMorgan Chase & Co. 5.40%, due 1/6/42	1,925,000	2,164,176
	Lloyds Bank PLC 6.50%, due 9/14/20 (a)	8,150,000	8,540,020
	Lloyds Banking Group PLC 4.344%, due 1/9/48	2,500,000	2,173,246
	Morgan Stanley
	4.10%, due 5/22/23	2,032,000	2,044,579
	4.35%, due 9/8/26	1,556,000	1,543,996
	Santander UK PLC 3.40%, due 6/1/21	3,100,000	3,087,850
			59,973,199
	Beverages 0.3%
	Keurig Dr. Pepper, Inc. 4.597%, due 5/25/28 (a)	2,300,000	2,311,212

	Biotechnology 0.4%
	Celgene Corp. 4.35%, due 11/15/47	3,000,000	2,685,568

	Building Materials 1.2%
	CRH America, Inc. 5.125%, due 5/18/45 (a)	1,740,000	1,749,711
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,715,628
	Masco Corp. 4.50%, due 5/15/47	3,000,000	2,577,358
			8,042,697
	Chemicals 1.4%
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,527,700
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	2,140,000	2,033,000
	Yara International ASA 4.75%, due 6/1/28 (a)	1,725,000	1,736,620
			9,297,320
	Diversified Financial Services 0.1%
	Discover Financial Services 5.20%, due 4/27/22	350,000	362,313

	Electric 5.1%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,083,002
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,438,175
	Berkshire Hathaway Energy Co. 4.45%, due 1/15/49 (a)	2,000,000	1,994,474
	Electricite de France S.A. (a)
	2.35%, due 10/13/20	2,000,000	1,964,188
	5.00%, due 9/21/48	5,500,000	5,354,897
	Emera U.S. Finance, L.P. 4.75%, due 6/15/46	2,350,000	2,289,962
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,742,648
	Evergy, Inc. 4.85%, due 6/1/21	385,000	393,158
	Exelon Corp.
	3.497%, due 6/1/22	2,750,000	2,702,006
	5.10%, due 6/15/45	3,000,000	3,162,605
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,495,700
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	919,143
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,219,687
	WEC Energy Group, Inc. 3.375%, due 6/15/21	1,150,000	1,150,259
			33,909,904
	Electronics 0.3%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,676,265

	Food 0.9%
	Ingredion, Inc. 4.625%, due 11/1/20	2,150,000	2,195,286
	Kroger Co. 7.70%, due 6/1/29	1,000,000	1,214,535
	Nestle Holdings, Inc. 4.00%, due 9/24/48 (a)	2,725,000	2,663,952
			6,073,773
	Forest Products & Paper 0.5%
	Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	1,850,000	1,714,256
	Suzano Austria GmbH 6.00%, due 1/15/29 (a)	1,425,000	1,430,700
			3,144,956
	Gas 0.2%
	NiSource, Inc. 5.65%, due 2/1/45	1,125,000	1,256,516

	Health Care - Products 0.7%
	Becton Dickinson & Co. 2.894%, due 6/6/22	5,000,000	4,861,221

	Health Care - Services 0.4%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	2,975,000	2,849,502

	Insurance 1.2%
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(d)	3,000,000	2,961,756
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	4,944,000	5,114,765
			8,076,521
	Iron & Steel 0.8%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,804,429
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,603,767
			5,408,196
	Machinery - Diversified 0.1%
	Wabtec Corp. 4.70%, due 9/15/28	800,000	787,324

	Media 0.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	1,750,000	1,750,989

	Mining 0.3%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	1,770,000	1,773,511

	Multi-National 0.7%
	International Bank for Reconstruction & Development
	2.00%, due 10/30/20	3,000,000	2,942,418
	3.05%, due 9/13/21	1,725,000	1,715,983
			4,658,401
	Oil & Gas 2.5%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,057,400
	Cenovus Energy, Inc. 4.25%, due 4/15/27	2,200,000	2,126,631
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	2,965,649
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,285,880
	Petroleos Mexicanos
	3.50%, due 1/30/23	1,575,000	1,493,100
	4.875%, due 1/24/22	1,450,000	1,466,675
	5.35%, due 2/12/28 (a)	1,100,000	1,036,750
			16,432,085
	Packaging & Containers 0.3%
	WestRock Co. 3.75%, due 3/15/25 (a)	1,825,000	1,793,490

	Pharmaceuticals 0.4%
	Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	2,475,000	2,458,392

	Pipelines 2.8%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	475,000	468,178
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,427,713
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,078,938
	Enterprise Products Operating LLC 5.10%, due 2/15/45	2,600,000	2,738,858
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	456,027
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,642,798
	ONEOK, Inc. 4.55%, due 7/15/28	1,300,000	1,306,486
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,252,689
			18,371,687
	Real Estate Investment Trusts 1.9%
	Highwoods Realty, L.P. 3.625%, due 1/15/23	5,000,000	4,895,980
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,791,033
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,072,686
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	4,914,511
			12,674,210
	Retail 0.5%
	CVS Health Corp. 5.05%, due 3/25/48	3,420,000	3,498,126

	Software 1.0%
	Fidelity National Information Services, Inc.
	2.25%, due 8/15/21	1,150,000	1,110,461
	4.75%, due 5/15/48	1,500,000	1,487,637
	Fiserv, Inc.
	4.20%, due 10/1/28	2,500,000	2,505,245
	4.75%, due 6/15/21	1,355,000	1,397,377
			6,500,720
	Telecommunications 1.7%
	AT&T, Inc.
	4.45%, due 4/1/24	2,000,000	2,039,712
	4.50%, due 5/15/35	1,500,000	1,401,396
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,834,400
	Telefonica Emisiones SAU 5.213%, due 3/8/47	1,500,000	1,467,543
	Verizon Communications, Inc.
	4.272%, due 1/15/36	866,000	825,290
	4.50%, due 8/10/33	2,250,000	2,231,483
	Vodafone Group PLC 4.375%, due 5/30/28	1,275,000	1,256,165
			11,055,989
	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,558,696
	Total Corporate Bonds (Cost $242,181,704)		240,978,719

	Foreign Government Bonds 0.4%
	Mexico 0.3%
	United Mexican States 3.75%, due 1/11/28	1,850,000	1,762,125

	Poland 0.1%
	Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	367,980

	Total Foreign Government Bonds (Cost $2,190,613)		2,130,105

	Mortgage-Backed Securities 8.6%
	Agency (Collateralized Mortgage Obligations) 0.7%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (e)	2,300,000	2,307,364
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,401,638
			4,709,002
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.3%
	Bank Series 2018-BN10, Class A5 3.688%, due 2/15/61	1,500,000	1,477,510
	Benchmark Mortgage Trust Series 2018-B1, Class A5 3.666%, due 1/15/51 (e)	600,000	594,669
	Citigroup Commercial Mortgage Trust
	Series 2016-P5, Class A4 2.941%, due 10/10/49	3,000,000	2,828,813
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,116,214
	Series 2018-B2, Class A4 4.009%, due 3/10/51	1,500,000	1,521,412
	COMM Mortgage Trust
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	14,253	14,244
	Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	2,856,013
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,367,380
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	1,939,579
	CSAIL Commercial Mortgage Trust 2018-CX11, Class A4 3.766%, due 4/15/51	2,000,000	1,990,594
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,700,522
¤	GS Mortgage Securities Trust
	Series 2016-GS3, Class AS 3.143%, due 10/10/49	4,000,000	3,733,732
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,638,408
	Series 2015-GC32, Class AS 4.02%, due 7/10/48 (e)	3,000,000	3,029,370
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	521,122	521,098
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,060,827
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2016-JP3, Class A2 2.435%, due 8/15/49	1,100,000	1,071,511
¤	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, Class AS 3.175%, due 9/15/49	4,000,000	3,751,253
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	981,688
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	2,957,538
	Series 2013-C12, Class A4 4.26%, due 10/15/46 (e)	2,600,000	2,677,012
	UBS Commercial Mortgage Trust Series 2018-C8, Class A3 3.72%, due 2/15/51	2,300,000	2,271,317
	Wells Fargo Commercial Mortgage Trust
	Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,844,171
	Series 2016-LC24, Class A2 2.501%, due 10/15/49	1,500,000	1,469,476
	Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	492,813
			47,907,164
	Whole Loan (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (e)	207,593	190,240
	JPMorgan Mortgage Trust (a)(e)
	Series 2014-2, Class 1A1 3.00%, due 6/25/29	1,988,678	1,958,771
	Series 2015-6, Class A5 3.50%, due 10/25/45	1,345,954	1,331,705
	TBW Mortgage-Backed Trust Series 2006-6, Class A2B 5.66%, due 1/25/37 (b)	1,020,689	461,425
			3,942,141
	Total Mortgage-Backed Securities (Cost $59,519,534)		56,558,307

	Municipal Bonds 0.7%
	Texas 0.7%
	San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,277,560
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,422,598
			4,700,158
	Total Municipal Bonds (Cost $4,714,355)		4,700,158

	U.S. Government & Federal Agencies 42.9%
¤	Federal Home Loan Bank 3.1%
	1.375%, due 9/28/20	2,900,000	2,818,350
	1.50%, due 10/21/19	1,600,000	1,580,718
	2.125%, due 2/11/20	2,500,000	2,479,092
	2.30%, due 1/26/21	2,500,000	2,465,785
	2.375%, due 3/30/20	1,600,000	1,590,282
	2.50%, due 12/10/27	3,000,000	2,784,423
	2.51%, due 12/29/22	2,100,000	2,044,724
	2.625%, due 10/1/20	2,800,000	2,786,812
	3.00%, due 3/10/28	1,900,000	1,851,995
			20,402,181
¤	Federal Home Loan Mortgage Corporation 2.4%
	1.25%, due 8/15/19	2,000,000	1,976,706
	1.35%, due 1/25/19	3,500,000	3,489,171
	2.753%, due 1/30/23	2,100,000	2,057,427
	3.32%, due 6/14/23	2,300,000	2,289,293
	3.35%, due 7/26/23	1,900,000	1,882,566
	3.375%, due 8/16/23	2,000,000	1,990,772
	6.25%, due 7/15/32	1,600,000	2,109,464
			15,795,399
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.2%
	2.50%, due 6/1/28	1,743,813	1,694,073
	2.50%, due 1/1/31	1,131,236	1,091,272
	2.50%, due 12/1/31	484,538	467,398
	2.50%, due 2/1/32	573,616	553,322
	3.00%, due 6/1/27	320,756	318,393
	3.00%, due 9/1/30	2,342,644	2,311,832
	3.00%, due 9/1/32	357,242	352,122
	3.00%, due 9/1/33	1,765,790	1,739,913
	3.00%, due 12/1/37	565,713	547,597
	3.00%, due 8/1/43	3,368,280	3,250,730
	3.00%, due 6/1/45	1,087,509	1,045,032
	3.00%, due 11/1/46	319,574	306,211
	3.00%, due 1/1/48	5,984,545	5,730,474
	3.35%, due 9/28/23	1,700,000	1,696,388
	3.50%, due 12/1/20	249,552	250,843
	3.50%, due 9/1/25	33,351	33,524
	3.50%, due 11/1/25	18,818	18,917
	3.50%, due 3/1/26	126,432	127,093
	3.50%, due 1/1/29	150,782	151,776
	3.50%, due 3/1/29	17,988	18,115
	3.50%, due 2/1/44	2,016,990	2,000,745
	3.50%, due 1/1/45	1,377,010	1,363,641
	3.50%, due 9/1/45	3,499,188	3,453,649
	3.50%, due 3/1/46	804,036	793,364
	3.50%, due 4/1/46	833,887	822,723
	3.50%, due 9/1/46	252,502	248,824
	3.50%, due 12/1/46	419,233	413,121
	3.50%, due 5/1/47	347,433	342,304
	3.50%, due 6/1/47	1,868,458	1,840,806
	3.50%, due 8/1/47	568,766	560,282
	3.50%, due 9/1/47	753,427	742,159
	3.50%, due 12/1/47	575,886	567,223
	3.50%, due 1/1/48	475,866	468,703
	3.50%, due 3/1/48	588,747	579,867
	4.00%, due 7/1/23	146,166	150,958
	4.00%, due 8/1/25	68,127	69,728
	4.00%, due 1/1/31	211,093	214,827
	4.00%, due 11/1/41	120,211	122,458
	4.00%, due 1/1/42	144,456	147,156
	4.00%, due 4/1/42	2,877,845	2,931,634
	4.00%, due 5/1/44	2,341,325	2,374,426
	4.00%, due 7/1/45	271,579	274,860
	4.00%, due 8/1/45	147,649	149,417
	4.00%, due 10/1/45	125,746	127,228
	4.00%, due 11/1/45	400,831	405,469
	4.00%, due 9/1/46	295,126	298,541
	4.00%, due 3/1/47	201,663	203,936
	4.00%, due 4/1/47	269,972	272,994
	4.00%, due 5/1/47	261,841	264,751
	4.00%, due 6/1/47	1,256,100	1,269,966
	4.00%, due 7/1/47	272,819	275,977
	4.00%, due 4/1/48 TBA (f)	500,000	504,901
	4.00%, due 5/1/48	393,311	397,392
	4.50%, due 4/1/22	21,776	22,047
	4.50%, due 4/1/23	7,978	8,251
	4.50%, due 4/1/31	184,476	191,141
	4.50%, due 11/1/39	1,019,804	1,058,218
	4.50%, due 8/1/40	138,367	144,364
	4.50%, due 9/1/40	748,140	776,028
	4.50%, due 11/1/40	348,193	359,544
	4.50%, due 7/1/41	203,142	211,949
	4.50%, due 2/1/47	308,711	318,832
	4.50%, due 10/1/47	346,816	359,544
	4.50%, due 4/1/48	296,227	305,933
	4.50%, due 5/1/48	199,999	206,537
	5.00%, due 3/1/23	2,815	2,831
	5.00%, due 6/1/23	45,809	47,364
	5.00%, due 8/1/23	6,438	6,682
	5.00%, due 7/1/24	37,910	39,339
	5.00%, due 3/1/25	95,768	99,402
	5.00%, due 6/1/30	138,205	145,476
	5.00%, due 9/1/31	202,829	212,981
	5.00%, due 8/1/35	53,237	56,522
	5.00%, due 4/1/37	617,762	655,828
	5.00%, due 8/1/37	150,824	160,137
	5.00%, due 3/1/40	333,039	353,686
	5.50%, due 12/1/18	237	237
	5.50%, due 9/1/21	42,167	42,826
	5.50%, due 9/1/22	37,003	37,479
	5.50%, due 9/1/37	338,147	364,637
	5.50%, due 8/1/38	149,763	161,518
	5.50%, due 12/1/38	175,948	189,541
	6.00%, due 7/1/21	90,394	91,818
	6.00%, due 8/1/36	68,532	74,772
	6.00%, due 9/1/37	147,979	162,811
	6.00%, due 5/1/40	400,234	443,004
	6.50%, due 11/1/35	21,776	24,091
	6.50%, due 8/1/37	27,354	30,757
	6.50%, due 11/1/37	50,854	56,259
	6.50%, due 9/1/39	111,149	122,961
	7.00%, due 1/1/33	364,215	393,430
	7.00%, due 9/1/33	69,707	74,944
			54,372,776
¤	Federal National Mortgage Association 2.4%
	1.25%, due 7/26/19	2,500,000	2,472,520
	1.875%, due 9/24/26	7,100,000	6,438,316
	2.125%, due 4/24/26	3,100,000	2,888,307
	6.25%, due 5/15/29	3,000,000	3,782,979
			15,582,122
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.9%
	2.50%, due 2/1/23	449,884	444,785
	2.50%, due 2/1/28	1,344,374	1,306,963
	2.50%, due 5/1/28	1,005,823	977,858
	2.50%, due 6/1/30	1,607,334	1,558,121
	2.50%, due 1/1/31	195,778	189,777
	2.50%, due 3/1/32	365,020	352,485
	2.50%, due 11/1/32	286,675	276,830
	2.50%, due 5/1/43	596,176	554,644
	2.875%, due 9/12/23	3,600,000	3,569,584
	3.00%, due 12/1/24	268,926	268,309
	3.00%, due 9/1/29	1,110,231	1,100,500
	3.00%, due 3/1/30	265,792	263,461
	3.00%, due 8/1/30	1,158,145	1,147,986
	3.00%, due 10/1/30	61,187	60,650
	3.00%, due 1/1/31	233,395	230,754
	3.00%, due 3/1/32	573,896	567,403
	3.00%, due 6/1/32	977,293	966,236
	3.00%, due 12/1/32	364,754	360,627
	3.00%, due 3/1/35	431,284	423,887
	3.00%, due 4/1/35	655,219	643,982
	3.00%, due 9/1/43	1,506,492	1,453,951
	3.00%, due 3/1/46	359,778	345,195
	3.00%, due 9/1/46	967,207	926,534
	3.00%, due 1/1/47	50,968	48,811
	3.00%, due 6/1/48	12,673,598	12,133,827
	3.50%, due 10/1/20	244,181	245,556
	3.50%, due 9/1/21	26,790	26,941
	3.50%, due 11/1/23	316,883	318,667
	3.50%, due 11/1/28	401,323	405,043
	3.50%, due 4/1/29	119,027	119,911
	3.50%, due 8/1/29	362,425	364,787
	3.50%, due 6/1/31	301,663	303,868
	3.50%, due 2/1/32	410,743	412,303
	3.50%, due 4/1/32	567,011	569,167
	3.50%, due 10/1/34	353,964	354,220
	3.50%, due 11/1/40	242,594	240,631
	3.50%, due 10/1/43	1,172,607	1,162,084
	3.50%, due 11/1/43	754,660	748,561
	3.50%, due 1/1/44	1,137,762	1,128,561
	3.50%, due 5/1/45	1,643,211	1,624,817
	3.50%, due 8/1/45	2,292,846	2,266,112
	3.50%, due 9/1/45	513,447	507,460
	3.50%, due 3/1/46	645,709	638,046
	3.50%, due 9/1/46	1,336,518	1,319,830
	3.50%, due 1/1/47	1,185,320	1,169,540
	3.50%, due 12/1/47	670,728	660,418
	3.50%, due 1/1/48	1,162,473	1,144,603
	3.50%, due 3/1/48	8,672,131	8,538,802
	4.00%, due 4/1/20	1,676	1,711
	4.00%, due 10/1/20	31	31
	4.00%, due 3/1/22	53,626	54,730
	4.00%, due 12/1/25	490,272	500,570
	4.00%, due 4/1/31	335,606	341,534
	4.00%, due 12/1/39	104,416	106,219
	4.00%, due 7/1/40	546,621	556,062
	4.00%, due 11/1/41	1,203,459	1,224,419
	4.00%, due 3/1/42	609,184	616,931
	4.00%, due 5/1/42	1,405,050	1,429,513
	4.00%, due 11/1/42	654,062	665,792
	4.00%, due 8/1/43	889,966	903,183
	4.00%, due 11/1/44	2,142,834	2,168,708
	4.00%, due 11/1/45	388,461	392,861
	4.00%, due 12/1/45	416,652	421,435
	4.00%, due 5/1/46	443,981	448,805
	4.00%, due 6/1/46	1,112,621	1,125,043
	4.00%, due 9/1/46	1,218,979	1,232,547
	4.00%, due 4/1/47	594,772	601,005
	4.00%, due 5/1/47	1,018,025	1,028,667
	4.00%, due 6/1/47	175,806	177,639
	4.00%, due 9/1/47	560,225	566,024
	4.00%, due 10/1/47	355,817	359,554
	4.00%, due 11/1/47	382,219	386,156
	4.00%, due 1/1/48	676,604	683,813
	4.00%, due 4/1/48 TBA (f)	500,000	504,883
	4.00%, due 6/1/48	993,361	1,003,582
	4.50%, due 5/1/24	228,137	236,335
	4.50%, due 4/1/31	251,072	259,987
	4.50%, due 11/1/35	195,838	203,102
	4.50%, due 4/1/41	536,937	558,649
	4.50%, due 5/1/41	758,029	788,828
	4.50%, due 7/1/41	654,501	680,967
	4.50%, due 9/1/41	259,838	268,869
	4.50%, due 3/1/44	290,757	301,674
	4.50%, due 8/1/44	1,404,729	1,457,469
	4.50%, due 11/1/44	381,177	395,440
	4.50%, due 3/1/46	208,967	215,693
	4.50%, due 12/1/46	340,966	352,130
	4.50%, due 2/1/47	202,852	209,464
	4.50%, due 7/1/47	369,960	381,905
	4.50%, due 4/1/48	192,683	198,855
	4.50%, due 5/1/48 TBA (f)	300,000	309,459
	5.00%, due 9/1/23	169,621	178,064
	5.00%, due 12/1/23	178,653	185,294
	5.00%, due 9/1/25	1,133	1,189
	5.00%, due 4/1/29	41,517	43,583
	5.00%, due 4/1/31	224,166	235,505
	5.00%, due 3/1/34	483,189	511,160
	5.00%, due 4/1/34	282,508	301,753
	5.00%, due 4/1/35	102,067	108,363
	5.00%, due 2/1/36	172,758	183,482
	5.00%, due 5/1/37	257	271
	5.00%, due 6/1/37	202,728	214,684
	5.00%, due 5/1/38	264,336	279,439
	5.00%, due 1/1/39	110,015	116,752
	5.00%, due 3/1/44	152,704	160,628
	5.50%, due 1/1/21	1,118	1,132
	5.50%, due 12/1/21	3,752	3,833
	5.50%, due 1/1/22	21,485	21,830
	5.50%, due 2/1/22	1,243	1,267
	5.50%, due 2/1/26	482,208	517,646
	5.50%, due 10/1/28	369,374	394,103
	5.50%, due 4/1/34	113,903	122,932
	5.50%, due 8/1/37	93,832	101,255
	5.50%, due 3/1/38	217,101	233,381
	5.50%, due 6/1/38	214,390	231,301
	5.50%, due 1/1/39	475,071	512,701
	5.50%, due 11/1/39	88,991	95,692
	5.50%, due 6/1/40	67,771	73,094
	6.00%, due 3/1/36	26,293	28,675
	6.00%, due 10/1/38	325,012	356,521
	6.00%, due 12/1/38	312,373	341,517
	6.00%, due 4/1/40	153,745	168,342
	6.50%, due 10/1/36	37,479	41,089
	6.50%, due 1/1/37	151,839	167,124
	6.50%, due 8/1/37	8,662	9,496
	6.50%, due 10/1/37	84,079	92,179
	7.00%, due 9/1/37	53,116	59,685
	7.00%, due 10/1/37	713	799
	7.00%, due 11/1/37	6,989	7,741
	7.50%, due 7/1/28	17,154	18,293
			84,885,126
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.2%
	2.50%, due 10/20/46	337,640	316,893
	2.50%, due 1/20/47	261,905	245,804
	3.00%, due 7/15/43	196,331	191,635
	3.00%, due 7/20/43	248,032	242,389
	3.00%, due 8/15/43	573,465	559,709
	3.00%, due 8/20/43	52,242	51,054
	3.00%, due 12/20/43	105,378	102,981
	3.00%, due 7/20/45	3,544,208	3,445,644
	3.00%, due 2/20/46	402,709	391,177
	3.00%, due 8/20/46	4,672,036	4,533,907
	3.00%, due 9/20/46	1,432,444	1,390,751
	3.00%, due 12/20/46	1,941,062	1,882,473
	3.00%, due 2/20/47	275,627	267,294
	3.00%, due 12/20/47	288,891	279,983
	3.50%, due 6/20/42	1,239,738	1,240,932
	3.50%, due 8/20/43	1,697,653	1,697,731
	3.50%, due 11/20/43	1,646,990	1,647,065
	3.50%, due 2/15/45	335,089	333,071
	3.50%, due 4/20/45	1,289,419	1,285,504
	3.50%, due 5/15/45	388,055	385,714
	3.50%, due 7/20/45	951,962	949,072
	3.50%, due 12/20/45	2,013,167	2,007,054
	3.50%, due 2/20/46	963,812	960,589
	3.50%, due 10/20/46	1,390,196	1,383,831
	3.50%, due 11/20/46	1,926,525	1,917,409
	3.50%, due 1/20/47	1,384,992	1,378,222
	3.50%, due 5/20/47	2,125,878	2,115,477
	3.50%, due 6/20/47	725,248	721,698
	3.50%, due 7/20/47	1,109,519	1,104,082
	3.50%, due 8/20/47	659,904	656,669
	3.50%, due 9/20/47	1,057,921	1,052,736
	4.00%, due 1/20/42	1,176,206	1,207,099
	4.00%, due 2/20/42	458,069	470,121
	4.00%, due 8/20/43	1,498,160	1,531,838
	4.00%, due 10/20/43	457,357	468,783
	4.00%, due 3/15/44	66,836	68,001
	4.00%, due 6/20/44	437,888	448,822
	4.00%, due 7/15/44	452,398	460,281
	4.00%, due 8/20/44	389,407	399,147
	4.00%, due 9/20/44	396,958	406,871
	4.00%, due 12/20/44	270,293	277,050
	4.00%, due 1/20/45	209,876	215,118
	4.00%, due 4/20/45	277,102	284,026
	4.00%, due 7/15/45	285,124	290,946
	4.00%, due 9/20/45	141,862	145,403
	4.00%, due 2/20/46	265,721	272,185
	4.00%, due 12/20/46	406,445	414,386
	4.00%, due 1/20/47	351,440	357,686
	4.00%, due 2/20/47	353,116	359,391
	4.00%, due 3/20/47	817,439	833,780
	4.00%, due 4/20/47	235,995	240,466
	4.00%, due 5/20/47	485,017	495,129
	4.00%, due 7/20/47	440,956	450,508
	4.00%, due 12/20/47	474,137	482,563
	4.00%, due 4/1/48 TBA (f)	600,000	610,195
	4.00%, due 8/20/48	100,000	101,781
	4.50%, due 6/15/39	1,106,669	1,154,658
	4.50%, due 6/15/40	311,065	324,602
	4.50%, due 6/20/40	498,401	522,421
	4.50%, due 3/20/41	200,498	210,165
	4.50%, due 4/20/41	149,707	156,921
	4.50%, due 9/20/41	301,380	315,844
	4.50%, due 12/20/41	56,471	59,190
	4.50%, due 4/20/42	106,771	111,896
	4.50%, due 8/20/43	292,387	306,178
	4.50%, due 3/20/44	478,110	500,873
	4.50%, due 12/20/44	157,246	164,716
	4.50%, due 4/20/45	126,741	132,767
	4.50%, due 5/20/47	287,781	298,963
	4.50%, due 3/20/48	600,000	620,680
	5.00%, due 9/15/39	236,506	251,136
	5.00%, due 6/15/40	284,609	298,460
	5.00%, due 7/15/40	293,262	311,569
	5.00%, due 9/20/40	711,976	758,314
	5.00%, due 10/20/41	91,357	97,738
	5.00%, due 8/20/43	71,279	75,592
	5.50%, due 1/20/35	5,072	5,464
	5.50%, due 7/15/35	80,284	86,837
	5.50%, due 5/15/36	46,179	50,528
	5.50%, due 6/15/38	16,557	17,781
	5.50%, due 3/20/39	328,098	347,946
	5.50%, due 7/15/39	73,997	79,475
	5.50%, due 12/15/39	25,011	27,088
	5.50%, due 2/15/40	147,704	158,703
	6.00%, due 11/15/37	24,813	26,929
	6.00%, due 12/15/37	198,205	214,146
	6.00%, due 9/15/38	160,716	173,642
	6.00%, due 10/15/38	46,241	49,965
	6.50%, due 3/15/36	103,043	113,050
	6.50%, due 6/15/36	56,443	61,924
	6.50%, due 9/15/36	31,780	34,867
	6.50%, due 7/15/37	87,558	96,213
	7.00%, due 7/15/31	34,966	36,392
			54,283,759
¤	United States Treasury Bonds 2.2%
	3.125%, due 5/15/48	10,890,000	10,744,942
	4.25%, due 5/15/39	3,425,000	3,994,138
			14,739,080
¤	United States Treasury Notes 3.5%
	2.625%, due 5/15/21	575,000	571,384
	2.625%, due 6/30/23	850,000	837,914
	2.75%, due 9/15/21	17,400,000	17,334,070
	2.875%, due 9/30/23	2,600,000	2,590,961
	2.875%, due 5/31/25	1,625,000	1,611,543
	2.875%, due 8/15/28	275,000	270,768
			23,216,640
	Total U.S. Government & Federal Agencies (Cost $289,812,208)		283,277,083

	Total Long-Term Bonds (Cost $665,849,764)		654,221,058

	Short-Term Investments 1.0%
	Repurchase Agreement 0.5%
	RBC Capital Markets 2.21%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $3,039,560 (Collateralized by United States Treasury securities with a rate of 0.125% and a maturity date of 4/15/21, with a Principal Amount of $2,974,100 and a Market Value of $3,100,355)	3,039,000	3,039,000
	Total Repurchase Agreement (Cost $3,039,000)		3,039,000

	U.S. Government & Federal Agencies 0.5%
	Federal Home Loan Bank Discount Notes 1.927%, due 10/1/18 (g)	3,400,000	3,400,000
	Total U.S. Government & Federal Agencies (Cost $3,400,000)		3,400,000
	Total Short-Term Investments (Cost $6,439,000)		6,439,000
	Total Investments (Cost $672,288,764)	100.2%	660,660,058
	Other Assets, Less Liabilities	(0.2)	(1,088,573)
	Net Assets	100.0%	$659,571,485

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2018.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2018, the total net market value of these securities was $1,929,438, which represented 0.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	101	December 2018	$21,335,006	$21,284,172	$(50,834)
5-Year United States Treasury Note	129	December 2018	14,599,192	14,509,477	(89,715)
10-Year United States Treasury Note	14	December 2018	1,662,475	1,662,938	463
10-Year United States Treasury Ultra Note	110	December 2018	13,858,227	13,860,000	1,773
United States Treasury Long Bond	4	December 2018	579,422	562,000	(17,422)
United States Treasury Ultra Bond	114	December 2018	18,193,847	17,588,062	(605,785)
			$70,228,169	$69,466,649	$(761,520)

1.	As of September 30, 2018, cash in the amount of $682,780 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$66,576,686	$—	$66,576,686
Corporate Bonds	—	240,978,719	—	240,978,719
Foreign Government Bonds	—	2,130,105	—	2,130,105
Mortgage-Backed Securities	—	56,558,307	—	56,558,307
Municipal Bonds	—	4,700,158	—	4,700,158
U.S. Government & Federal Agencies	—	283,277,083	—	283,277,083
Total Long-Term Bonds	—	654,221,058	—	654,221,058
Short-Term Investments
Repurchase Agreement	—	3,039,000	—	3,039,000
U.S. Government & Federal Agencies	—	3,400,000	—	3,400,000
Total Short-Term Investments	—	6,439,000	—	6,439,000
Total Investments in Securities	—	660,660,058	—	660,660,058
Other Financial Instruments
Futures Contracts (b)	2,236	—	—	2,236
Total Investments in Securities and Other Financial Instruments	$2,236	$660,660,058	$—	$660,662,294

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(763,756)	$—	$—	$(763,756)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers between among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.8% †
Equity Funds 44.2%
IQ 50 Percent Hedged FTSE International ETF (a)	1,926,234	$40,605,013
IQ Chaikin U.S. Large Cap ETF (a)	578,109	15,082,864
IQ Chaikin U.S. Small Cap ETF	424,933	12,008,606
IQ Global Resources ETF (b)	260,814	7,117,614
MainStay Cushing MLP Premier Fund Class I	488,090	5,983,978
MainStay Epoch Capital Growth Fund Class I (a)(b)	606,797	8,173,552
MainStay Epoch Global Choice Fund Class I (a)	804,198	17,555,637
MainStay Epoch International Choice Fund Class I	516,801	18,641,010
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	424,778	12,764,587
MainStay Epoch U.S. Equity Yield Fund Class R6	59,951	991,594
MainStay MacKay International Opportunities Fund Class I	2,324,079	20,428,652
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,400,498	14,551,172
MainStay MAP Equity Fund Class I	274,649	12,584,430
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	1,014,689	8,629,413
MainStay VP Common Stock Portfolio Initial Class	13,786	453,368
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,325,143	13,747,594
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	696,198	11,384,207
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,865,351	34,785,153
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	852,044	14,133,314
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	1,211,752	16,520,105
MainStay VP Large Cap Growth Portfolio Initial Class	322,296	9,494,719
MainStay VP MacKay Growth Portfolio Initial Class	239,007	8,644,693
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	1,412,517	23,488,611
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	63,454	3,645,224
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	935,307	13,385,508
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	1,188,065	17,327,252
Total Equity Funds (Cost $325,637,869)		362,127,870
Fixed Income Funds 53.6%
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,988,612	38,062,034
IQ S&P High Yield Low Volatility Bond ETF (a)	371,163	9,026,684
MainStay MacKay High Yield Municipal Bond Fund Class I	1,026,269	12,859,157
MainStay MacKay Short Duration High Yield Fund Class I	1,711,797	16,895,433
MainStay MacKay Short Term Municipal Fund Class I (b)	1,038,174	9,904,178
MainStay MacKay Total Return Bond Fund Class R6	192	1,960
MainStay VP Bond Portfolio Initial Class	424,636	5,956,455
MainStay VP Floating Rate Portfolio Initial Class (a)	4,464,842	40,569,646
MainStay VP Indexed Bond Portfolio Initial Class (a)	25,826,138	254,048,055
MainStay VP MacKay Convertible Portfolio Initial Class	583,667	8,471,365
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,320,030	13,545,171
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	2,296,174	22,870,254
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	896,971	7,564,594
Total Fixed Income Funds (Cost $442,128,765)		439,774,986
Total Affiliated Investment Companies (Cost $767,766,634)		801,902,856

Short-Term Investment 2.5%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	20,254,246	20,254,246
Total Short-Term Investment (Cost $20,254,246)		20,254,246
Total Investments (Cost $788,020,880)	100.3%	822,157,102
Other Assets, Less Liabilities	(0.3)	(2,124,843)
Net Assets	100.0%	$820,032,259

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$362,127,870	$—	$—	$362,127,870
Fixed Income Funds	439,774,986	—	—	439,774,986
Short-Term Investment	20,254,246	—	—	20,254,246
Total Investments in Securities	$822,157,102	$—	$—	$822,157,102

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 87.1% †
	Air Freight & Logistics 4.0%
¤	XPO Logistics, Inc. (a)	58,991	$6,735,002

	Airlines 0.7%
	Southwest Airlines Co.	20,068	1,253,247

	Chemicals 4.3%
	LyondellBasell Industries N.V., Class A	32,522	3,333,830
	Venator Materials PLC (a)	167,665	1,508,985
	Westlake Chemical Corp.	29,439	2,446,675
			7,289,490
	Construction & Engineering 4.6%
¤	Jacobs Engineering Group, Inc.	58,551	4,479,151
	Quanta Services, Inc. (a)	99,810	3,331,658
			7,810,809
	Construction Materials 1.4%
	Vulcan Materials Co.	20,410	2,269,592

	Electric Utilities 1.2%
	PPL Corp.	69,612	2,036,847

	Electrical Equipment 4.4%
¤	Eaton Corp. PLC	48,010	4,163,907
	Emerson Electric Co.	21,942	1,680,319
	Rockwell Automation, Inc.	8,716	1,634,424
			7,478,650
	Energy Equipment & Services 9.2%
	Apergy Corp. (a)	46,514	2,026,150
	C&J Energy Services, Inc. (a)	87,138	1,812,471
	Keane Group, Inc. (a)	204,290	2,527,067
	McDermott International, Inc. (a)	130,322	2,401,835
	Patterson-UTI Energy, Inc.	97,002	1,659,704
	TechnipFMC PLC	108,505	3,390,781
	Weatherford International PLC (a)	631,009	1,710,034
			15,528,042
	Machinery 11.4%
	Colfax Corp. (a)	23,501	847,446
	Deere & Co.	20,105	3,022,385
	Gardner Denver Holdings, Inc. (a)	69,954	1,982,496
	Navistar International Corp. (a)	21,947	844,959
	Oshkosh Corp.	33,266	2,369,870
	Parker-Hannifin Corp.	8,978	1,651,324
	Stanley Black & Decker, Inc.	13,173	1,929,054
	Trinity Industries, Inc.	45,070	1,651,365
¤	Xylem, Inc.	62,267	4,973,265
			19,272,164
	Marine 1.5%
	Kirby Corp. (a)	31,463	2,587,832

	Oil, Gas & Consumable Fuels 34.4%
	Antero Resources Corp. (a)	168,503	2,984,188
	Cabot Oil & Gas Corp.	74,552	1,678,911
	Centennial Resource Development, Inc., Class A (a)	30,844	673,941
¤	Cheniere Energy, Inc. (a)	85,529	5,943,410
	CVR Energy, Inc.	86,135	3,464,350
	Delek U.S. Holdings, Inc.	39,336	1,669,027
¤	Devon Energy Corp.	108,146	4,319,351
	Extraction Oil & Gas, Inc. (a)	157,559	1,778,841
¤	Golar LNG, Ltd.	186,140	5,174,692
	HollyFrontier Corp.	36,441	2,547,226
	Jagged Peak Energy, Inc. (a)	73,432	1,015,565
	Kinder Morgan, Inc.	127,055	2,252,685
	Newfield Exploration Co. (a)	100,112	2,886,229
	Parsley Energy, Inc., Class A (a)	121,013	3,539,630
	Pembina Pipeline Corp.	76,313	2,593,879
	Rosehill Resources, Inc. (a)	276,872	1,688,919
	Targa Resources Corp.	28,438	1,601,344
	Tellurian, Inc. (a)(b)	300,523	2,695,691
	Valero Energy Corp.	31,375	3,568,906
	Vermilion Energy, Inc.	26,574	875,348
	Whiting Petroleum Corp. (a)	37,672	1,998,123
	Williams Cos., Inc.	121,152	3,294,123
			58,244,379
	Road & Rail 5.3%
	Daseke, Inc. (a)	144,174	1,156,276
¤	Knight-Swift Transportation Holdings, Inc.	152,300	5,251,304
	Union Pacific Corp.	15,417	2,510,350
			8,917,930
	Trading Companies & Distributors 4.7%
	Rush Enterprises, Inc., Class A	38,585	1,516,776
¤	United Rentals, Inc. (a)	39,698	6,494,593
			8,011,369
	Total Common Stocks (Cost $140,906,629)		147,435,353

	MLPs and Related Companies 12.4%
	Independent Power & Renewable Electricity Producers 1.3%
	NextEra Energy Partners, L.P.	44,501	2,158,299

	Oil, Gas & Consumable Fuels 11.1%
	DCP Midstream, L.P.	86,587	3,427,979
¤	Energy Transfer Partners, L.P.	191,929	4,272,339
	EnLink Midstream Partners, L.P.	45,491	847,952
	GasLog Partners, L.P.	57,003	1,425,075
	MPLX, L.P.	47,095	1,633,255
	Plains All American Pipeline, L.P.	111,659	2,792,592
	Tallgrass Energy L.P.	87,458	2,062,260
	Western Gas Partners, L.P.	53,083	2,318,665
			18,780,117
	Total MLPs and Related Companies (Cost $20,254,213)		20,938,416

	Short-Term Investment 0.2%
	Affiliated Investment Company 0.2%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	302,732	302,732
	Total Short-Term Investment (Cost $302,732)		302,732
	Total Investments (Cost $161,463,574)	99.7%	168,676,501
	Other Assets, Less Liabilities	0.3	489,377
	Net Assets	100.0%	$169,165,878

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $2,668,727 and the Portfolio received non-cash collateral in the amount of $2,677,653.
(c)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$147,435,353	$—	$—	$147,435,353
MLPs and Related Companies	20,938,416	—	—	20,938,416
Short-Term Investment
Affiliated Investment Company	302,732	—	—	302,732
Total Investments in Securities	$168,676,501	$—	$—	$168,676,501

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 2.0%
	Aerojet Rocketdyne Holdings, Inc. (a)	105,439	$3,583,872
	Hexcel Corp.	77,118	5,170,762
			8,754,634
	Auto Components 1.0%
	Visteon Corp. (a)	45,780	4,252,962

	Banks 3.1%
	Glacier Bancorp, Inc.	122,093	5,260,988
	Texas Capital Bancshares, Inc. (a)	57,819	4,778,740
	UMB Financial Corp.	51,952	3,683,397
			13,723,125
	Biotechnology 11.1%
	Acceleron Pharma, Inc. (a)	50,024	2,862,873
	Aimmune Therapeutics, Inc. (a)	74,987	2,045,645
	Amicus Therapeutics, Inc. (a)	131,476	1,589,545
	Atara Biotherapeutics, Inc. (a)	77,119	3,188,871
	Biohaven Pharmaceutical Holding Co., Ltd. (a)	58,865	2,210,381
	Blueprint Medicines Corp. (a)	42,143	3,289,682
	Dynavax Technologies Corp. (a)	122,692	1,521,381
	Exact Sciences Corp. (a)	33,593	2,651,159
	FibroGen, Inc. (a)	53,400	3,244,050
	Genomic Health, Inc. (a)	24,985	1,754,447
	Heron Therapeutics, Inc. (a)	96,681	3,059,954
	Kura Oncology, Inc. (a)	111,873	1,957,777
	Ligand Pharmaceuticals, Inc. (a)	17,255	4,736,325
	Loxo Oncology, Inc. (a)	19,066	3,257,045
	Progenics Pharmaceuticals, Inc. (a)	307,655	1,928,997
	Sage Therapeutics, Inc. (a)	19,979	2,822,034
	Sarepta Therapeutics, Inc. (a)	38,892	6,281,447
			48,401,613
	Building Products 2.4%
	Builders FirstSource, Inc. (a)	182,415	2,677,852
¤	Trex Co., Inc. (a)	100,366	7,726,175
			10,404,027
	Capital Markets 1.2%
	PJT Partners, Inc., Class A	54,915	2,874,800
	Stifel Financial Corp.	46,894	2,403,787
			5,278,587
	Chemicals 3.3%
¤	Quaker Chemical Corp.	53,526	10,823,492
	Sensient Technologies Corp.	48,921	3,742,946
			14,566,438
	Commercial Services & Supplies 2.6%
	Brink's Co.	29,815	2,079,596
	MSA Safety, Inc.	49,994	5,321,361
	Ritchie Brothers Auctioneers, Inc.	110,297	3,985,031
			11,385,988
	Communications Equipment 0.6%
	Lumentum Holdings, Inc. (a)	41,482	2,486,846

	Construction Materials 0.8%
	Summit Materials, Inc., Class A (a)	181,119	3,292,743

	Consumer Finance 2.2%
	FirstCash, Inc.	42,244	3,464,008
¤	Green Dot Corp., Class A (a)	70,922	6,299,292
			9,763,300
	Distributors 0.9%
	Pool Corp.	24,634	4,110,922

	Diversified Consumer Services 0.8%
	Weight Watchers International, Inc. (a)	46,302	3,333,281

	Electrical Equipment 1.6%
	Bloom Energy Corp., Class A (a)	58,658	1,999,065
	Thermon Group Holdings, Inc. (a)	189,494	4,885,155
			6,884,220
	Electronic Equipment, Instruments & Components 4.7%
	Cognex Corp.	90,382	5,045,123
¤	Coherent, Inc. (a)	40,967	7,054,108
	IPG Photonics Corp. (a)	26,393	4,119,156
	Littelfuse, Inc.	12,396	2,453,044
	Novanta, Inc. (a)	28,468	1,947,211
			20,618,642
	Entertainment 0.8%
	Take-Two Interactive Software, Inc. (a)	25,471	3,514,743

	Equity Real Estate Investment Trusts 1.3%
	GEO Group, Inc. (The)	66,614	1,676,008
	Seritage Growth Properties, Class A (b)	82,680	3,926,473
			5,602,481
	Food & Staples Retailing 1.4%
	Casey's General Stores, Inc.	47,904	6,184,885

	Health Care Equipment & Supplies 7.7%
	AxoGen, Inc. (a)	47,637	1,755,423
	Haemonetics Corp. (a)	35,386	4,054,528
	Inogen, Inc. (a)	10,391	2,536,651
	Insulet Corp. (a)	30,767	3,259,764
	Merit Medical Systems, Inc. (a)	86,170	5,295,146
	Natus Medical, Inc. (a)	102,501	3,654,161
	NuVasive, Inc. (a)	56,326	3,998,019
	Penumbra, Inc. (a)	14,715	2,202,836
	Quidel Corp. (a)	30,707	2,001,175
	Tandem Diabetes Care, Inc. (a)	58,621	2,511,324
	West Pharmaceutical Services, Inc.	17,751	2,191,716
			33,460,743
	Health Care Providers & Services 2.3%
	Encompass Health Corp.	27,937	2,177,689
	HealthEquity, Inc. (a)	56,152	5,301,310
	Tivity Health, Inc. (a)	74,743	2,402,988
			9,881,987
	Health Care Technology 4.2%
	Evolent Health, Inc., Class A (a)	122,963	3,492,149
	Medidata Solutions, Inc. (a)	39,154	2,870,380
	Omnicell, Inc. (a)	43,846	3,152,527
¤	Teladoc Health, Inc. (a)	101,094	8,729,467
			18,244,523
	Hotels, Restaurants & Leisure 5.5%
	Dave & Buster's Entertainment, Inc.	64,880	4,296,354
	Penn National Gaming, Inc. (a)	183,978	6,056,556
¤	Planet Fitness, Inc., Class A (a)	176,661	9,544,994
	Wingstop, Inc.	60,642	4,140,029
			24,037,933
	Household Durables 1.0%
	Universal Electronics, Inc. (a)	115,825	4,557,714

	Insurance 0.9%
	Enstar Group, Ltd. (a)	18,394	3,835,149

	Internet & Direct Marketing Retail 1.8%
	Etsy, Inc. (a)	44,635	2,293,346
	Nutrisystem, Inc.	155,073	5,745,455
			8,038,801
	IT Services 0.8%
	Everi Holdings, Inc. (a)	358,935	3,291,434

	Life Sciences Tools & Services 1.5%
	NeoGenomics, Inc. (a)	154,775	2,375,796
	PRA Health Sciences, Inc. (a)	37,141	4,092,567
			6,468,363
	Machinery 5.1%
¤	Chart Industries, Inc. (a)	98,827	7,741,119
¤	John Bean Technologies Corp.	53,692	6,405,456
	Kennametal, Inc.	69,737	3,037,744
	Woodward, Inc.	63,125	5,104,287
			22,288,606
	Multiline Retail 1.3%
	Ollie's Bargain Outlet Holdings, Inc. (a)	59,022	5,672,014

	Oil, Gas & Consumable Fuels 0.6%
	Viper Energy Partners, L.P.	67,197	2,828,994

	Pharmaceuticals 1.6%
	Cymabay Therapeutics, Inc. (a)	153,513	1,700,924
	Horizon Pharma PLC (a)	135,418	2,651,485
	Zogenix, Inc. (a)	56,442	2,799,523
			7,151,932
	Professional Services 0.3%
	WageWorks, Inc. (a)	27,499	1,175,582

	Road & Rail 1.3%
	Landstar System, Inc.	47,133	5,750,226

	Semiconductors & Semiconductor Equipment 2.3%
	Cabot Microelectronics Corp.	19,519	2,013,775
	Entegris, Inc.	165,707	4,797,218
	Silicon Laboratories, Inc. (a)	33,322	3,058,959
			9,869,952
	Software 12.6%
	Alarm.com Holdings, Inc. (a)	47,400	2,720,760
¤	Cornerstone OnDemand, Inc. (a)	114,771	6,513,254
	Ellie Mae, Inc. (a)	20,914	1,982,020
	Guidewire Software, Inc. (a)	57,845	5,842,923
	Manhattan Associates, Inc. (a)	55,762	3,044,605
	Pegasystems, Inc.	80,298	5,026,655
	PTC, Inc. (a)	50,206	5,331,375
¤	RealPage, Inc. (a)	120,515	7,941,939
	SailPoint Technologies Holding, Inc. (a)	102,668	3,492,765
	Tableau Software, Inc., Class A (a)	35,639	3,982,302
	Tenable Holdings, Inc. (a)	105,000	4,082,400
	Ultimate Software Group, Inc. (a)	10,336	3,330,156
	Zuora, Inc., Class A (a)	85,000	1,964,350
			55,255,504
	Specialty Retail 4.9%
	At Home Group, Inc. (a)	104,809	3,304,628
	Camping World Holdings, Inc., Class A (b)	147,904	3,153,313
	Floor & Decor Holdings, Inc., Class A (a)	75,209	2,269,056
	Genesco, Inc. (a)	93,826	4,419,205
	MarineMax, Inc. (a)	142,021	3,017,946
	National Vision Holdings, Inc. (a)	118,025	5,327,648
			21,491,796
	Textiles, Apparel & Luxury Goods 1.1%
	Steven Madden, Ltd.	92,115	4,872,884

	Total Common Stocks (Cost $312,970,323)		430,733,574

	Short-Term Investment 1.8%
	Affiliated Investment Company 1.8%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	7,833,914	7,833,914
	Total Short-Term Investment (Cost $7,833,914)		7,833,914
	Total Investments (Cost $320,804,237)	100.4%	438,567,488
	Other Assets, Less Liabilities	(0.4)	(1,663,833)
	Net Assets	100.0%	$436,903,655

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $6,593,279 and the Portfolio received non-cash collateral in the amount of $6,748,347
(c)	Current yield as of September 30, 2018.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$430,733,574	$—	$—	$430,733,574
Short-Term Investment
Affiliated Investment Company	7,833,914	—	—	7,833,914
Total Investments in Securities	$438,567,488	$—	$—	$438,567,488

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 94.0% †
	Brazil 4.3%
	Banco do Brasil S.A. (Banks)	276,700	$2,017,758
	Banco Santander Brasil S.A. (Banks)	117,900	1,042,505
	Construtora Tenda S.A. (Household Durables) (a)	112,400	737,542
	Embraer S.A. (Aerospace & Defense)	61,300	300,994
	Estacio Participacoes S.A. (Diversified Consumer Services)	81,600	504,930
	JBS S.A. (Food Products)	388,700	902,801
	Localiza Rent a Car S.A. (Road & Rail)	270,000	1,520,967
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	235,000	1,409,924
	Porto Seguro S.A. (Insurance)	13,100	192,321
	Rumo S.A. (Road & Rail) (a)	600,000	2,225,551
	SLC Agricola S.A. (Food Products)	48,600	733,955
	Sul America S.A. (Insurance)	56,100	361,169
	Suzano Papel E Celulose S.A. (Paper & Forest Products)	180,000	2,142,947
	TIM Participacoes S.A. (Wireless Telecommunication Services)	330,000	958,488
	Tupy S.A. (Auto Components)	44,200	221,845
¤	Vale S.A. (Metals & Mining)	587,975	8,709,231
			23,982,928
	Chile 0.1%
	Empresas CMPC S.A. (Paper & Forest Products)	174,822	704,247

	China 30.7%
	58.com, Inc., ADR (Interactive Media & Services) (a)	62,300	4,585,280
	Agricultural Bank of China, Ltd., Class H (Banks)	4,871,000	2,389,346
	Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	400,916	1,879,130
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	126,440	20,832,254
	Angang Steel Co., Ltd., Class H (Metals & Mining) (b)	74,000	66,170
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	1,213,500	7,324,388
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	400,000	1,918,667
	BAIC Motor Corp., Ltd., Class H (Automobiles) (c)	2,308,500	1,848,959
	Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	9,100	2,080,988
	Bank of China, Ltd., Class H (Banks)	7,745,000	3,442,948
	Bank of Communications Co., Ltd., Class H (Banks)	2,642,000	1,981,074
	Beijing Enterprises Holdings, Ltd. (Gas Utilities)	239,500	1,343,074
	China CITIC Bank Corp., Ltd., Class H (Banks)	1,379,000	882,535
	China Communications Construction Co., Ltd., Class H (Construction & Engineering)	1,259,000	1,286,606
	China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	1,918,000	1,766,500
¤	China Construction Bank Corp., Class H (Banks)	15,778,100	13,786,073
	China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (c)	4,879,000	897,476
	China Lumena New Materials Corp. (Chemicals) (a)(d)(e)(f)	260,000	0
	China Merchants Bank Co., Ltd., Class H (Banks)	1,440,000	5,849,509
	China Mobile, Ltd. (Wireless Telecommunication Services)	529,000	5,213,404
	China National Building Material Co., Ltd., Class H (Construction Materials)	244,000	216,623
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	6,520,000	6,529,703
	China Railway Group, Ltd., Class H (Construction & Engineering)	550,000	545,198
	China Taiping Insurance Holdings Co., Ltd. (Insurance)	551,000	1,932,074
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	2,978,000	958,639
	China Vanke Co., Ltd., Class H (Real Estate Management & Development)	552,700	1,828,601
	Chlitina Holding, Ltd. (Personal Products)	103,000	779,255
	CITIC, Ltd. (Industrial Conglomerates)	1,358,000	2,022,684
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,123,000	2,223,521
	COSCO SHIPPING Ports, Ltd. (Transportation Infrastructure)	260,000	285,961
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	1,476,000	1,860,944
	Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies) (a)	132,183	224,573
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,400,000	2,972,274
	Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	1,234,000	1,270,515
	Geely Automobile Holdings, Ltd. (Automobiles)	900,000	1,793,481
	Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	160,473	670,290
	Hua Hong Semiconductor, Ltd. (Semiconductors & Semiconductor Equipment) (c)(f)	271,000	583,656
	Huaneng Renewables Corp., Ltd., Class H (Independent Power & Renewable Electricity Producers)	1,700,000	505,981
	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	2,223,000	1,624,296
	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	600,000	698,231
	Longfor Group Holdings, Ltd. (Real Estate Management & Development)	678,000	1,749,487
	Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	1,964,500	1,761,647
	Momo, Inc., Sponsored ADR (Interactive Media & Services) (a)	44,200	1,935,960
	PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	6,200,000	5,021,237
¤	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	1,137,000	11,546,686
	Sany Heavy Industry Co., Ltd., Class A (Machinery)	1,499,906	1,935,756
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (Hotels, Restaurants & Leisure)	552,000	155,128
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	1,424,000	3,550,746
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	6,457,000	1,319,716
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	100,000	1,801,330
	Sinotruk Hong Kong, Ltd. (Machinery) (b)	161,000	350,449
	Springland International Holdings, Ltd. (Food & Staples Retailing)	544,000	118,830
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	365,000	1,123,672
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	180,000	2,076,300
	TAL Education Group, ADR (Diversified Consumer Services) (a)	62,000	1,594,020
¤	Tencent Holdings, Ltd. (Interactive Media & Services)	593,900	24,519,660
	Weibo Corp., Sponsored ADR (Interactive Media & Services) (a)	12,000	877,560
	Weichai Power Co., Ltd., Class H (Machinery)	1,498,000	1,856,151
	Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	205,000	71,752
			172,266,968
	Colombia 1.4%
¤	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	1,618,843	2,201,950
¤	Ecopetrol S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	200,000	5,386,000
			7,587,950
	Czech Republic 0.0% ‡
	O2 Czech Republic A.S. (Diversified Telecommunication Services)	2,863	33,414

	Greece 0.1%
	FF Group (Specialty Retail) (a)(e)	19,000	105,888
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	7,216	188,508
	Mytilineos Holdings S.A. (Industrial Conglomerates)	18,570	184,344
			478,740
	Hong Kong 0.6%
	China Gas Holdings, Ltd. (Gas Utilities)	340,000	962,016
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(d)(e)(f)	75,000	0
	China Resources Cement Holdings, Ltd. (Construction Materials)	514,000	598,152
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	247,000	229,067
	Skyworth Digital Holdings, Ltd. (Household Durables)	1,298,000	366,435
	SSY Group, Ltd. (Pharmaceuticals)	1,494,000	1,442,787
			3,598,457
	Hungary 0.2%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	100,000	1,077,341

	India 9.8%
	Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	330,000	1,497,496
	Bajaj Finance, Ltd. (Consumer Finance)	90,000	2,704,780
	Chambal Fertilizers and Chemicals, Ltd (Chemicals)	42,848	91,619
	Coal India, Ltd. (Oil, Gas & Consumable Fuels)	425,267	1,566,958
	DCM Shriram, Ltd. (Chemicals)	10,191	61,717
	Eicher Motors, Ltd. (Automobiles)	6,000	2,007,091
	GAIL India, Ltd. (Gas Utilities)	342,306	1,794,403
	Godrej Consumer Products, Ltd. (Personal Products)	210,000	2,242,240
	Graphite India, Ltd. (Electrical Equipment)	55,372	647,522
	HCL Technologies, Ltd. (IT Services)	58,332	873,853
	HEG, Ltd. (Electrical Equipment)	13,488	623,697
	Hexaware Technologies, Ltd. (IT Services)	8,788	51,584
	Hindustan Unilever, Ltd. (Household Products)	96,088	2,128,411
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	24,523	592,016
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	239,426	2,823,965
	Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	346,075	735,212
¤	Infosys, Ltd. (IT Services)	731,799	7,386,637
	IRB Infrastructure Developers, Ltd. (Construction & Engineering)	44,687	84,116
	ITC, Ltd. (Tobacco)	131,777	543,269
	Jubilant Life Sciences, Ltd. (Pharmaceuticals)	31,464	321,194
	Karnataka Bank, Ltd. (Banks)	136,358	181,899
	Maruti Suzuki India, Ltd. (Automobiles)	16,000	1,615,782
	PC Jeweller, Ltd. (Specialty Retail)	528,478	454,189
	Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	800,000	2,475,376
	Phillips Carbon Black, Ltd. (Chemicals)	84,031	238,333
	Rain Industries, Ltd. (Chemicals)	77,685	177,896
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	410,550	7,104,061
	Reliance Power, Ltd. (Independent Power & Renewable Electricity Producers) (a)	1,217,789	444,344
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	1,065,401	1,447,676
	Shree Cement, Ltd. (Construction Materials)	10,200	2,390,640
	Tata Consultancy Services, Ltd. (IT Services)	102,207	3,082,142
	Tech Mahindra, Ltd. (IT Services)	465,091	4,792,702
	Vakrangee, Ltd. (IT Services)	440,848	174,843
	Yes Bank, Ltd. (Banks)	520,000	1,320,624
			54,678,287
	Indonesia 1.3%
	Gudang Garam Tbk PT (Tobacco)	98,400	488,979
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products)	1,453,500	1,692,328
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	12,500,000	2,642,351
	PT Perusahaan Gas Negara Persero Tbk (Gas Utilities)	691,900	104,471
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	950,000	2,103,815
			7,031,944
	Malaysia 0.6%
	AirAsia Group BHD (Airlines)	196,500	150,040
	AMMB Holdings BHD (Banks)	125,300	125,042
	Malayan Banking BHD (Banks)	13,900	32,882
	Petronas Chemicals Group BHD (Chemicals)	90,600	204,909
	Public Bank BHD (Banks)	300,000	1,812,251
	Supermax Corp. BHD (Health Care Equipment & Supplies)	959,900	751,498
			3,076,622
	Mexico 3.0%
	Alfa S.A.B. de C.V., Class A (Industrial Conglomerates)	1,345,100	1,729,353
	Alpek S.A.B. de C.V. (Chemicals)	137,700	223,319
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	1,210,900	973,819
	Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B (Banks)	149,700	234,061
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	86,400	854,766
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation Infrastructure)	120,000	2,452,068
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	740,000	5,353,276
	Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	680,000	1,957,080
	Mexichem S.A.B de C.V. (Chemicals)	181,400	621,048
	Nemak S.A.B. de C.V. (Auto Components) (c)	204,100	153,778
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	82,700	124,046
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	642,400	1,948,758
			16,625,372
	Peru 0.4%
	Credicorp, Ltd. (Banks)	11,000	2,453,880

	Philippines 0.5%
	Ayala Land, Inc. (Real Estate Management & Development)	3,700,000	2,742,643
	Globe Telecom, Inc. (Wireless Telecommunication Services)	4,950	201,555
			2,944,198
	Poland 1.4%
	Alior Bank S.A. (Banks) (a)	100,000	1,708,799
	Asseco Poland S.A. (Software)	18,141	234,512
	CD Projekt S.A. (Entertainment) (a)	50,000	2,540,143
	Dino Polska S.A. (Food & Staples Retailing) (a)(c)	80,000	2,161,224
	Enea S.A. (Electric Utilities) (a)	33,254	72,158
	PLAY Communications S.A. (Wireless Telecommunication Services) (c)(f)	29,991	163,670
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	68,859	741,484
	Tauron Polska Energia S.A. (Electric Utilities) (a)	196,228	94,207
			7,716,197
	Republic of Korea 14.9%
	BNK Financial Group, Inc. (Banks)	19,373	150,199
	Cosmax, Inc. (Personal Products)	20,000	2,830,742
	Daelim Industrial Co., Ltd. (Construction & Engineering)	21,855	1,627,427
	Daishin Securities Co., Ltd. (Capital Markets)	32,855	370,239
	Daou Technology, Inc. (Capital Markets)	9,385	189,519
	Dentium Co., Ltd. (Health Care Equipment & Supplies)	313	28,358
	DGB Financial Group, Inc. (Banks)	179,952	1,646,620
	Dongwon Industries Co., Ltd. (Food Products)	1,937	522,121
	Doosan Infracore Co., Ltd. (Machinery) (a)	91,972	812,554
	Easy Bio, Inc. (Food Products)	3,975	27,701
	F&F Co., Ltd. (Textiles, Apparel & Luxury Goods)	5,138	390,474
	Fila Korea, Ltd. (Textiles, Apparel & Luxury Goods)	21,112	854,567
	GS Home Shopping, Inc. (Internet & Direct Marketing Retail)	3,214	586,734
	H.S. Industries Co., Ltd. (Textiles, Apparel & Luxury Goods)	6,968	53,018
	Hana Financial Group, Inc. (Banks)	55,533	2,230,331
	Hanwha Corp. (Industrial Conglomerates)	26,204	774,840
	Hotel Shilla Co., Ltd. (Specialty Retail)	33,000	3,227,857
	Huons Co., Ltd. (Pharmaceuticals)	2,035	181,623
	Industrial Bank of Korea (Banks)	131,882	1,813,117
	Jayjun Cosmetic Co., Ltd. (Personal Products) (a)	11,558	196,410
	JB Financial Group Co., Ltd. (Banks)	12,089	65,717
	KB Financial Group, Inc. (Banks)	98,125	4,794,568
	KGInicis Co., Ltd. (IT Services)	10,154	167,975
	Kia Motors Corp. (Automobiles)	63,904	2,022,114
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,000	2,554,879
	Korea Gas Corp. (Gas Utilities) (a)	31,662	1,732,597
	Korea Investment Holdings Co., Ltd. (Capital Markets)	42,000	2,881,406
	Kumho Petrochemical Co., Ltd. (Chemicals)	17,395	1,544,654
	LF Corp. (Textiles, Apparel & Luxury Goods)	29,798	699,786
	LG Household & Health Care, Ltd. (Personal Products)	2,300	2,645,752
	Lotte Chemical Corp. (Chemicals)	6,102	1,529,282
	Lottle Fine Chemical Co., Ltd. (Chemicals)	4,351	203,576
	Medy-Tox, Inc. (Biotechnology)	2,200	1,227,676
	NS Shopping Co., Ltd. (Internet & Direct Marketing Retail)	4,685	54,484
	Orange Life Insurance, Ltd. (Insurance) (c)(f)	6,607	203,109
	POSCO (Metals & Mining)	9,000	2,389,452
	Posco Daewoo Corp. (Trading Companies & Distributors)	86,378	1,631,390
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	20,000	2,470,138
	Samchully Co., Ltd. (Gas Utilities)	559	52,410
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	492,230	20,612,201
	Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	250,000	4,349,786
	Sangsangin Co., Ltd. (Communications Equipment) (a)	10,128	189,458
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	86,173	5,678,834
	SK Materials Co., Ltd. (Chemicals)	5,500	904,891
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	14,356	3,649,666
	SKCKOLONPl, Inc. (Chemicals)	20,000	847,419
	Taeyoung Engineering & Construction Co., Ltd. (Construction & Engineering)	13,571	155,377
			83,773,048
	Russia 3.7%
	Alrosa PJSC (Metals & Mining) (a)	1,750,000	2,834,780
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	616,972	3,066,351
	LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	33,810	2,584,436
	Magnit PJSC (Food & Staples Retailing)	23,626	335,607
	Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	9,592	99,181
	Sberbank of Russia PJSC, Sponsored ADR (Banks)	284,724	3,580,404
	Severstal PJSC, Registered, GDR (Metals & Mining)	49,990	832,334
	Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	170,907	709,264
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	3,322	253,469
	Tatneft PJSC (Oil, Gas & Consumable Fuels)	300,000	3,810,490
	X5 Retail Group N.V., GDR (Food & Staples Retailing)	15,775	356,515
	Yandex N.V., Class A (Interactive Media & Services) (a)	75,000	2,466,750
			20,929,581
	South Africa 6.5%
	Absa Group, Ltd. (Banks)	154,800	1,662,585
	Ascendis Health, Ltd. (Pharmaceuticals) (a)	374,891	271,732
	Assore, Ltd. (Metals & Mining)	4,664	113,727
	Astral Foods, Ltd. (Food Products)	45,432	792,195
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies) (a)	1,012,410	375,146
	Capitec Bank Holdings, Ltd. (Banks)	37,000	2,679,882
	Discovery, Ltd. (Insurance)	200,000	2,404,314
	EOH Holdings, Ltd. (IT Services)	276,595	737,587
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	122,026	1,254,323
	FirstRand, Ltd. (Diversified Financial Services)	274,347	1,316,710
	Fortress REIT, Ltd., Class A (Equity Real Estate Investment Trusts)	278,628	333,772
	Growthpoint Properties, Ltd. (Equity Real Estate Investment Trusts)	653,022	1,141,862
	Harmony Gold Mining Co., Ltd. (Metals & Mining)	64,944	107,235
	Liberty Holdings, Ltd. (Insurance)	135,430	1,080,088
	MTN Group, Ltd. (Wireless Telecommunication Services)	252,575	1,564,255
¤	Naspers, Ltd., Class N (Media)	60,672	13,092,838
	Sappi, Ltd. (Paper & Forest Products)	380,000	2,384,867
	Sasol, Ltd. (Chemicals)	100,842	3,904,465
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	319,356	1,166,653
			36,384,236
	Taiwan 11.2%
	Addcn Technology Co., Ltd. (Interactive Media & Services)	3,000	27,511
	Airtac International Group (Machinery)	170,000	1,664,756
	Asia Cement Corp. (Construction Materials)	1,424,000	1,935,480
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	80,000	1,598,271
	Catcher Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	172,000	1,892,772
	Cathay Financial Holding Co., Ltd. (Insurance)	1,119,000	1,924,066
	Chailease Holding Co., Ltd. (Diversified Financial Services)	1,000,400	3,505,807
	Chilisin Electronics Corp. (Electronic Equipment, Instruments & Components)	235,000	720,401
	China Life Insurance Co., Ltd. (Insurance)	2,862,000	2,877,654
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	14,000	24,668
	CTBC Financial Holding Co., Ltd. (Banks)	3,173,000	2,390,168
	E.Sun Financial Holding Co., Ltd. (Banks)	533	394
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	90,000	823,863
	Formosa Chemicals & Fibre Corp. (Chemicals)	163,000	683,326
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	295,000	359,897
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	630,000	1,068,811
	Gigabyte Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	459,000	724,586
	Ginko International Co., Ltd. (Health Care Equipment & Supplies)	81,000	531,900
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	202,000	2,226,214
	Grand Pacific Petrochemical (Chemicals)	828,000	824,393
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	254,115	659,153
	Lien Hwa Industrial Corp. (Food Products)	330,035	381,562
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	465,000	1,256,427
	Momo.com, Inc. (Internet & Direct Marketing Retail)	8,000	46,507
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	741,000	1,410,019
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	842,000	889,349
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	851,000	1,691,799
	Shin Kong Financial Holding Co., Ltd. (Insurance)	744,570	291,410
	Supreme Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	519,000	509,940
	Taiwan Cement Corp. (Construction Materials)	1,466,500	1,974,033
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,734,000	23,504,896
	TCI Co., Ltd. (Personal Products)	31,870	512,500
	Walsin Lihwa Corp. (Electrical Equipment)	1,151,000	774,672
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	180,000	792,913
	Yageo Corp. (Electronic Equipment, Instruments & Components)	87,941	1,322,010
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	1,898,000	1,000,812
			62,822,940
	Thailand 2.2%
	CP ALL PCL, NVDR (Food & Staples Retailing)	900,000	1,920,223
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	44,400	324,007
	Energy Absolute PCL, NVDR (Oil, Gas & Consumable Fuels)	1,000,000	1,491,961
	Indorama Ventures PCL, NVDR (Chemicals)	1,200,000	2,189,239
	Krung Thai Bank PCL, NVDR (Banks)	639,600	399,503
	Krungthai Card PCL, NVDR (Consumer Finance)	378,900	421,781
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	264,900	1,269,620
	PTT Global Chemical PCL, NVDR (Chemicals)	767,600	1,928,494
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	1,549,200	2,598,766
	Vinythai PCL, NVDR (Chemicals)	33,600	25,662
			12,569,256
	Turkey 0.3%
	Turk Hava Yollari AO (Airlines) (a)	500,000	1,581,581

	United Arab Emirates 0.8%
	NMC Health PLC (Health Care Providers & Services)	106,000	4,689,165

	Total Common Stocks (Cost $511,418,024)		527,006,352

	Exchange-Traded Funds 0.9%
	United States 0.9%
	iShares MSCI Turkey ETF (Capital Markets)	67,500	1,607,175
	iShares MSCI Emerging Markets ETF (Capital Markets)	74,238	3,186,295

	Total Exchange-Traded Funds (Cost $4,792,990)		4,793,470

	Preferred Stocks 4.1%
	Brazil 2.6%
	Banco do Estado do Rio Grande do Sul S.A. 6.84% Class B (Banks)	223,500	829,018
	Cia Energetica de Minas Gerais 6.37% (Electric Utilities)	115,400	204,594
	Cia Paranaense de Energia 12.70% Class B (Electric Utilities)	155,900	826,489
	Itau Unibanco Holding S.A. 3.27% (Banks)	392,730	4,291,435
	Itausa - Investimentos Itau S.A. 4.09% (Banks)	555,400	1,388,999
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	1,062,900	5,550,646
	Telefonica Brasil S.A. 10.97% (Diversified Telecommunication Services)	129,500	1,256,986
			14,348,167
	Republic of Korea 1.5%
	Hyundai Motor Co. 3.94% (Automobiles)	1,147	80,965
	LG Chem, Ltd. 1.96% (Chemicals)	11,000	2,022,988
¤	Samsung Electronics Co., Ltd. 1.37% (Technology Hardware, Storage & Peripherals)	187,136	6,385,483
			8,489,436
	Total Preferred Stocks (Cost $23,397,733)		22,837,603

	Short-Term Investments 0.8%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (g)	651,495	651,495

	Total Affiliated Investment Companies (Cost $651,495)		651,495

	Principal Amount
Repurchase Agreement 0.7%
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $3,835,266 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 3/31/25, with a Principal Amount of $3,955,000 and a Market Value of $3,916,174)	$3,834,930	3,834,930
Total Short-Term Investments (Cost $4,486,425)		4,486,425
Total Investments (Cost $544,095,172)	99.8%	559,123,850
Other Assets, Less Liabilities	0.2	1,325,807
Net Assets	100.0%	$560,449,657

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $776,346 and the Portfolio received non-cash collateral in the amount of $816,967.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued securities was $105,888, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $950,435, which represented 0.2% of the Portfolio's net assets.
(g)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$526,900,464	$105,888	$0	$527,006,352
Exchange-Traded Funds	4,793,470	—	—	4,793,470
Preferred Stocks	22,837,603	—	—	22,837,603
Short-Term Investments
Affiliated Investment Company	651,495	—	—	651,495
Repurchase Agreement	—	3,834,930	—	3,834,930
Total Short-Term Investments	651,495	3,834,930	—	4,486,425
Total Investments in Securities	$555,183,032	$3,940,818	$0	$559,123,850

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2018, certain foreign equity securities with a market value of $811,829 transferred from Level 1 to Level 2 as the price of these securities were based on utilizing significant other observable inputs. As of December 31, 2017, the fair value obtained for these securities were based on utilizing quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Common Stocks
China	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-
Hong Kong	0	-	-	-	-	-	-	-	0	-
Total	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 5.2%
	Boeing Co.	44,330	$16,486,327
	General Dynamics Corp.	41,722	8,541,328
	Lockheed Martin Corp.	49,024	16,960,343
	Raytheon Co.	45,373	9,376,784
	United Technologies Corp.	78,751	11,010,177
			62,374,959
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc., Class B	69,885	8,159,074

	Banks 3.4%
	BB&T Corp.	146,551	7,113,585
	M&T Bank Corp.	39,494	6,498,343
	People's United Financial, Inc.	514,232	8,803,652
	U.S. Bancorp	220,608	11,650,308
	Wells Fargo & Co.	123,821	6,508,032
			40,573,920
	Beverages 3.2%
	Coca-Cola Co.	193,837	8,953,331
	Coca-Cola European Partners PLC	270,676	12,307,638
	Molson Coors Brewing Co., Class B	98,569	6,061,993
	PepsiCo., Inc.	101,699	11,369,948
			38,692,910
	Biotechnology 1.9%
	AbbVie, Inc.	154,298	14,593,505
	Amgen, Inc.	39,636	8,216,146
			22,809,651
	Capital Markets 2.6%
	BlackRock, Inc.	30,248	14,256,790
	CME Group, Inc.	98,048	16,688,750
			30,945,540
	Chemicals 2.3%
	DowDuPont, Inc.	221,130	14,220,870
	LyondellBasell Industries N.V., Class A	28,695	2,941,525
	Nutrien, Ltd.	179,929	10,381,903
			27,544,298
	Commercial Services & Supplies 2.6%
	Deluxe Corp.	107,820	6,139,271
	Republic Services, Inc.	163,761	11,898,874
	Waste Management, Inc.	143,943	13,006,690
			31,044,835
	Communications Equipment 1.7%
¤	Cisco Systems, Inc.	410,447	19,968,247

	Containers & Packaging 0.9%
	Bemis Co., Inc.	214,871	10,442,731

	Distributors 0.6%
	Genuine Parts Co.	67,277	6,687,334

	Diversified Telecommunication Services 4.8%
	AT&T, Inc.	538,222	18,073,495
	BCE, Inc.	266,503	10,798,701
	CenturyLink, Inc.	409,404	8,679,365
¤	Verizon Communications, Inc.	374,982	20,020,289
			57,571,850
	Electric Utilities 9.3%
	Alliant Energy Corp.	152,287	6,482,858
	American Electric Power Co., Inc.	174,192	12,346,729
	Duke Energy Corp.	207,570	16,609,752
	Entergy Corp.	199,747	16,205,474
	Evergy, Inc.	136,120	7,475,710
	Eversource Energy	190,881	11,727,729
	FirstEnergy Corp.	325,437	12,096,493
	Pinnacle West Capital Corp.	105,349	8,341,534
	PPL Corp.	400,016	11,704,468
	Southern Co.	180,972	7,890,379
			110,881,126
	Electrical Equipment 2.8%
¤	Eaton Corp. PLC	215,393	18,681,035
	Emerson Electric Co.	191,402	14,657,565
			33,338,600
	Equity Real Estate Investment Trusts 2.9%
	Iron Mountain, Inc.	330,652	11,414,107
	Public Storage	35,464	7,150,606
	Welltower, Inc.	255,551	16,437,041
			35,001,754
	Food & Staples Retailing 1.0%
	Walmart, Inc.	122,038	11,460,589

	Food Products 1.4%
	Campbell Soup Co.	176,278	6,457,063
	Kraft Heinz Co.	191,402	10,548,164
			17,005,227
	Health Care Equipment & Supplies 0.8%
	Medtronic PLC	93,876	9,234,582

	Health Care Providers & Services 1.4%
	CVS Health Corp.	86,574	6,815,105
	UnitedHealth Group, Inc.	36,507	9,712,323
			16,527,428
	Hotels, Restaurants & Leisure 2.5%
	Brinker International, Inc.	121,517	5,678,490
	Las Vegas Sands Corp.	212,264	12,593,623
	McDonald's Corp.	70,928	11,865,545
			30,137,658
	Household Durables 0.9%
	Leggett & Platt, Inc.	244,599	10,710,990

	Household Products 3.0%
	Colgate-Palmolive Co.	98,010	6,561,770
	Kimberly-Clark Corp.	131,426	14,935,251
	Procter & Gamble Co.	170,541	14,194,127
			35,691,148
	Industrial Conglomerates 2.5%
	3M Co.	78,751	16,593,623
	Honeywell International, Inc.	77,149	12,837,594
			29,431,217
	Insurance 5.5%
	Allianz S.E., Sponsored ADR	584,117	12,946,953
¤	Arthur J. Gallagher & Co.	257,116	19,139,715
	Marsh & McLennan Cos., Inc.	100,134	8,283,084
	MetLife, Inc.	342,286	15,991,602
	Travelers Cos., Inc.	66,756	8,658,921
			65,020,275
	IT Services 1.6%
	Automatic Data Processing, Inc.	44,851	6,757,251
	Paychex, Inc.	174,192	12,829,241
			19,586,492
	Metals & Mining 0.6%
	Reliance Steel & Aluminum Co.	80,837	6,894,588

	Multiline Retail 0.6%
	Target Corp.	82,402	7,268,680

	Multi-Utilities 6.2%
¤	Ameren Corp.	330,652	20,903,819
	Black Hills Corp.	130,383	7,573,949
	CMS Energy Corp.	192,967	9,455,383
	Dominion Energy, Inc.	177,321	12,462,120
	NiSource, Inc.	314,484	7,836,941
	WEC Energy Group, Inc.	239,384	15,981,276
			74,213,488
	Oil, Gas & Consumable Fuels 6.7%
	Chevron Corp.	51,631	6,313,439
	Enterprise Products Partners, L.P.	544,481	15,642,939
	Exxon Mobil Corp.	179,929	15,297,563
	Magellan Midstream Partners, L.P.	166,890	11,301,791
	Occidental Petroleum Corp.	163,240	13,413,431
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR	269,111	18,337,223
			80,306,386
	Pharmaceuticals 4.4%
	Johnson & Johnson	129,340	17,870,908
	Merck & Co., Inc.	214,350	15,205,989
¤	Pfizer, Inc.	449,248	19,798,359
			52,875,256
	Semiconductors & Semiconductor Equipment 5.6%
	Analog Devices, Inc.	156,981	14,514,463
	Intel Corp.	168,455	7,966,237
	Maxim Integrated Products, Inc.	159,589	8,999,224
	Microchip Technology, Inc.	83,198	6,565,154
	QUALCOMM, Inc.	120,995	8,715,270
¤	Texas Instruments, Inc.	186,187	19,976,003
			66,736,351
	Software 2.1%
¤	Microsoft Corp.	164,283	18,789,047
	Oracle Corp.	127,775	6,588,079
			25,377,126
	Specialty Retail 1.0%
	Home Depot, Inc.	57,368	11,883,781

	Technology Hardware, Storage & Peripherals 1.1%
	Apple, Inc.	55,282	12,479,359

	Textiles, Apparel & Luxury Goods 0.6%
	Hanesbrands, Inc.	394,071	7,262,728

	Tobacco 4.0%
¤	Altria Group, Inc.	309,269	18,652,014
	British American Tobacco PLC, Sponsored ADR	308,748	14,396,919
	Philip Morris International, Inc.	177,321	14,458,754
			47,507,687
	Total Common Stocks (Cost $1,084,591,083)		1,173,647,865

	Short-Term Investment 0.9%
	Affiliated Investment Company 0.9%
	MainStay U.S. Government Liquidity Fund, 1.75% (a)	10,906,157	10,906,157
	Total Short-Term Investment (Cost $10,906,157)		10,906,157
	Total Investments (Cost $1,095,497,240)	99.3%	1,184,554,022
	Other Assets, Less Liabilities	0.7	8,492,257
	Net Assets	100.0%	$1,193,046,279

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio’s assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,173,647,865	$—	$—	$1,173,647,865
Short-Term Investment
Affiliated Investment Company	10,906,157	—	—	10,906,157
Total Investments in Securities	$1,184,554,022	$—	$—	$1,184,554,022

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Aerospace & Defense 1.5%
	Hexcel Corp.	107,843	$7,230,873

	Auto Components 3.8%
	Dorman Products, Inc. (a)	119,408	9,184,863
	LCI Industries	103,487	8,568,724
			17,753,587
	Banks 9.9%
	Bank of Hawaii Corp.	94,625	7,466,859
¤	Bank OZK	260,761	9,898,488
¤	Eagle Bancorp, Inc. (a)	182,732	9,246,239
	Horizon Bancorp, Inc.	314,217	6,205,786
	Texas Capital Bancshares, Inc. (a)	93,574	7,733,891
	Western Alliance Bancorp (a)	111,898	6,365,877
			46,917,140
	Building Products 1.0%
	American Woodmark Corp. (a)	57,376	4,501,147

	Capital Markets 3.6%
	Artisan Partners Asset Management, Inc., Class A	205,022	6,642,713
	Diamond Hill Investment Group, Inc.	38,655	6,393,150
	Pzena Investment Management, Inc., Class A	408,967	3,901,545
			16,937,408
	Chemicals 2.4%
	Platform Specialty Products Corp. (a)	182,317	2,273,493
	Valvoline, Inc.	418,156	8,994,536
			11,268,029
	Commercial Services & Supplies 6.2%
	Casella Waste Systems, Inc., Class A (a)	270,810	8,411,359
	Healthcare Services Group, Inc.	109,535	4,449,312
	Knoll, Inc.	232,659	5,455,853
¤	US Ecology, Inc.	148,547	10,955,341
			29,271,865
	Construction Materials 1.5%
	Summit Materials, Inc., Class A (a)	387,664	7,047,732

	Consumer Finance 1.3%
	Credit Acceptance Corp. (a)	13,517	5,921,392

	Electronic Equipment, Instruments & Components 2.0%
¤	Coherent, Inc. (a)	55,874	9,620,944

	Energy Equipment & Services 2.8%
¤	Core Laboratories N.V.	84,674	9,807,789
	Newpark Resources, Inc. (a)	183,560	1,899,846
	Oil States International, Inc. (a)	43,683	1,450,276
			13,157,911
	Equity Real Estate Investment Trusts 3.1%
	GEO Group, Inc.	348,313	8,763,555
	Ryman Hospitality Properties, Inc.	70,370	6,063,783
			14,827,338
	Food & Staples Retailing 1.9%
	Casey's General Stores, Inc.	67,762	8,748,752

	Food Products 3.3%
	B&G Foods, Inc. (b)	282,826	7,763,574
	J & J Snack Foods Corp.	52,119	7,864,236
			15,627,810
	Health Care Equipment & Supplies 1.8%
	LeMaitre Vascular, Inc.	224,999	8,716,461

	Health Care Providers & Services 7.7%
	AMN Healthcare Services, Inc. (a)	91,021	4,978,849
¤	Encompass Health Corp.	128,871	10,045,494
¤	Molina Healthcare, Inc. (a)	79,455	11,814,959
¤	Universal Health Services, Inc., Class B	75,099	9,600,656
			36,439,958
	Hotels, Restaurants & Leisure 5.3%
	Cedar Fair, L.P.	147,346	7,673,780
	Choice Hotels International, Inc.	45,737	3,809,892
	Eldorado Resorts, Inc. (a)	107,242	5,211,961
	Extended Stay America, Inc.	418,156	8,459,296
			25,154,929
	Household Durables 1.8%
	LGI Homes, Inc. (a)	179,084	8,495,745

	Insurance 1.8%
	Universal Insurance Holdings, Inc.	174,295	8,462,022

	Internet & Direct Marketing Retail 2.6%
	PetMed Express, Inc. (b)	164,168	5,419,186
	Stamps.com, Inc. (a)	30,790	6,964,698
			12,383,884
	IT Services 2.8%
	MAXIMUS, Inc.	87,566	5,697,044
	Sabre Corp.	288,834	7,532,791
			13,229,835
	Life Sciences Tools & Services 2.3%
	Bio-Techne Corp.	14,437	2,946,736
	Bruker Corp.	236,714	7,918,083
			10,864,819
	Machinery 7.1%
	Alamo Group, Inc.	60,079	5,503,837
	John Bean Technologies Corp.	65,637	7,830,494
	Kadant, Inc.	47,463	5,118,884
	Timken Co.	128,848	6,423,073
	Woodward, Inc.	109,045	8,817,379
			33,693,667
	Metals & Mining 1.3%
	Compass Minerals International, Inc.	90,658	6,092,218

	Professional Services 0.8%
	Insperity, Inc.	32,292	3,808,841

	Real Estate Management & Development 1.2%
	Howard Hughes Corp. (a)	45,660	5,671,885

	Road & Rail 1.7%
	Genesee & Wyoming, Inc., Class A (a)	86,214	7,844,612

	Semiconductors & Semiconductor Equipment 3.8%
	Advanced Energy Industries, Inc. (a)	97,179	5,019,295
	Inphi Corp. (a)	43,085	1,636,368
¤	Universal Display Corp.	94,175	11,103,233
			17,758,896
	Software 3.0%
¤	LogMeIn, Inc.	113,815	10,140,916
	QAD, Inc., Class A	74,198	4,203,317
			14,344,233
	Textiles, Apparel & Luxury Goods 1.7%
	Carter's, Inc.	83,402	8,223,437

	Thrifts & Mortgage Finance 4.5%
	Axos Financial, Inc. (a)	268,437	9,231,548
	HFF, Inc., Class A	158,772	6,744,635
	Hingham Institution For Savings	24,126	5,303,136
			21,279,319
	Total Common Stocks (Cost $418,827,141)		451,296,689

	Short-Term Investment 4.3%
	Affiliated Investment Company 4.3%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	20,301,424	20,301,424
	Total Short-Term Investment (Cost $20,301,424)		20,301,424
	Total Investments (Cost $439,128,565)	99.8%	471,598,113
	Other Assets, Less Liabilities	0.2	1,043,470
	Net Assets	100.0%	$472,641,583

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $8,068,834 and the Portfolio received non-cash collateral in the amount of $8,388,815.
(c)	Current yield as of September 30, 2018.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$451,296,689	$—	$—	$451,296,689
Short-Term Investment
Affiliated Investment Company	20,301,424	—	—	20,301,424
Total Investments in Securities	$471,598,113	$—	$—	$471,598,113

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.7% †
	Corporate Bonds 3.2%
	Auto Parts & Equipment 0.2%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$392,500
	Delphi Technologies PLC 5.00%, due 10/1/25 (a)	800,000	753,000
	Goodyear Tire & Rubber Co. 4.875%, due 3/15/27	750,000	689,062
			1,834,562
	Building Materials 0.1%
	Jeld-Wen, Inc. (a)
	4.625%, due 12/15/25	250,000	230,625
	4.875%, due 12/15/27	330,000	300,713
			531,338
	Chemicals 0.2%
	Platform Specialty Products Corp. 5.875%, due 12/1/25 (a)	1,200,000	1,184,124
	Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)(b)	500,000	507,500
			1,691,624
	Chemicals, Plastics & Rubber 0.4%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	398,120
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,526,250
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,071,000
			2,995,370
	Commercial Services 0.3%
	Financial & Risk U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)(b)	500,000	496,970
	Hertz Corp. 5.875%, due 10/15/20	1,700,000	1,691,500
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	339,500
			2,527,970
	Electric 0.7%
	NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,410,500
¤	Vistra Energy Corp.
	7.375%, due 11/1/22	1,000,000	1,038,750
	7.625%, due 11/1/24	1,500,000	1,614,375
	8.125%, due 1/30/26 (a)	1,250,000	1,376,562
			5,440,187
	Entertainment 0.2%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24	1,250,000	1,320,313

	Environmental Controls 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	806,000
	Wrangler Buyer Corp. 6.00%, due 10/1/25 (a)	250,000	240,000
			1,046,000
	Health Care - Services 0.0% ‡
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	176,375

	Household Products & Wares 0.0% ‡
	Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	300,000	303,375

	Housewares 0.0% ‡
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	192,000

	Insurance 0.1%
	Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	970,000	904,477

	Machinery - Diversified 0.0% ‡
	RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	300,000	285,750

	Media 0.1%
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	500,000	480,625
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	600,000	534,000
			1,014,625

	Miscellaneous - Manufacturing 0.1%
	Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	498,750

	Oil & Gas 0.0% ‡
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	153,000

	Oil & Gas Services 0.1%
	USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26 (a)	360,000	371,700

	Packaging & Containers 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (c)	670,000	675,025
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	627,750
	Greif, Inc. 7.75%, due 8/1/19	650,000	671,450
	Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	220,000	200,750
			2,174,975
	Pharmaceuticals 0.2%
	Bausch Health Cos., Inc. (a)
	5.50%, due 11/1/25	300,000	300,000
	6.50%, due 3/15/22	1,000,000	1,040,000
			1,340,000
	Pipelines 0.1%
	Energy Transfer Equity, L.P. 4.25%, due 3/15/23	600,000	596,250

	Retail 0.0% ‡
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	200,000	163,938

	Total Corporate Bonds (Cost $25,369,657)		25,562,579

	Floating Rate Loans 81.4% (d)
	Aerospace & Defense 1.3%
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.99% (1 Month LIBOR + 3.75%), due 7/7/22	4,083,771	4,104,190
	DigiCert, Inc. 2018 1st Lien Term Loan TBD, due 10/31/24	1,000,000	997,500
	Engility Corp. Term Loan B2 4.992% (1 Month LIBOR + 2.75%), due 8/12/23	712,087	713,719
	TransDigm, Inc.
	2018 Term Loan F 4.742% (1 Month LIBOR + 2.50%), due 6/9/23	3,687,261	3,698,322
	2018 Term Loan E 4.742% (1 Month LIBOR + 2.50%), due 5/30/25	995,000	997,418
			10,511,149
	Auto Manufacturers 0.2%
	Altra Industrial Motion Corp. 2018 Term Loan B TBD, due 9/5/25 (b)	1,500,000	1,502,812

	Automobile 3.0%
	American Axle and Manufacturing, Inc.
	Term Loan B 4.45% (2 Month LIBOR + 2.25%), due 4/6/24	975,898	975,288
	Term Loan B 4.47% (1 Month LIBOR + 2.25%), due 4/6/24	1,436,905	1,436,007
	AP Exhaust Acquisition LLC 1st Lien Term Loan 7.319% (3 Month LIBOR + 5.00%), due 5/10/24	727,750	658,614
	Autodata, Inc. 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 12/13/24 (e)	1,195,870	1,200,355
	Belron Finance U.S. LLC Term Loan B 4.843% (3 Month LIBOR + 2.50%), due 11/7/24	992,500	993,120
	CH Hold Corp. 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 2/1/24	1,938,900	1,950,210
	Chassix, Inc. (e)
	2017 1st Lien Term Loan 7.813% (3 Month LIBOR + 5.50%), due 11/15/23	735,417	739,094
	2017 1st Lien Term Loan 8.00% (6 Month LIBOR + 5.50%), due 11/15/23	753,333	757,100
	Federal-Mogul Holdings Corp.
	New Term Loan C 5.83% (1 Month LIBOR + 3.75%), due 4/15/21	866,082	866,262
	New Term Loan C 5.91% (3 Month LIBOR + 3.75%), due 4/15/21	2,616,800	2,617,344
	KAR Auction Services, Inc. Term Loan B5 4.938% (3 Month LIBOR + 2.50%), due 3/9/23	2,304,167	2,312,088
	L&W, Inc. 2018 Term Loan B 6.212% (1 Month LIBOR + 4.00%), due 5/22/25	798,000	803,985
	Mavis Tire Express Services Corp.
	2018 Delayed Draw Term Loan 1.242% (1 Month LIBOR + 1.00%), due 3/20/25	12,300	12,244
	2018 1st Lien Term Loan 5.415% (1 Month LIBOR + 3.25%), due 3/20/25	1,377,214	1,370,902
	Tenneco, Inc. 1st Lien Term Loan B TBD, due 6/18/25 (b)	2,600,000	2,595,939
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.875% (1 Month LIBOR + 2.75%), due 3/7/24	2,372,122	2,383,983
	Truck Hero, Inc. 1st Lien Term Loan 5.962% (1 Month LIBOR + 3.75%), due 4/21/24	2,254,792	2,257,610
			23,930,145
	Banking 1.4%
	Advisor Group, Inc. 2018 Term Loan 5.908% (1 Month LIBOR + 3.75%), due 8/15/25	1,000,000	1,004,375
	Broadstreet Partners, Inc. 2018 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 11/8/23	1,484,887	1,485,629
	Capital Automotive L.P. 2017 2nd Lien Term Loan 8.25% (1 Month LIBOR + 6.00%), due 3/24/25 (e)	2,829,416	2,871,857
	Edelman Financial Center LLC 2018 1st Lien Term Loan 5.592% (3 Month LIBOR + 3.25%), due 7/21/25	700,000	705,775
	Greenhill & Co., Inc. (e)
	1st Lien Term Loan 5.908% (1 Month LIBOR + 3.75%), due 10/12/22	750,000	757,500
	1st Lien Term Loan 5.971% (1 Month LIBOR + 3.75%), due 10/12/22	578,571	584,357
	1st Lien Term Loan 6.136% (3 Month LIBOR + 3.75%), due 10/12/22	115,179	116,330
	Jane Street Group LLC 2018 Term Loan B 5.992% (1 Month LIBOR + 3.75%), due 8/25/22	1,894,624	1,899,361
	Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 6/1/23	984,887	988,580
	Trans Union LLC 2018 Term Loan B4 4.243% (1 Month LIBOR + 2.00%), due 6/19/25	448,875	449,748
	VFH Parent LLC 2018 Term Loan 5.089% (3 Month LIBOR + 2.75%), due 12/30/21 (b)	335,312	336,988
			11,200,500
	Beverage, Food & Tobacco 3.2%
	Acosta Holdco, Inc. 2015 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 9/26/21	2,164,423	1,610,331
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/23/21	3,325,544	3,061,994
	Incremental Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 7/25/21	987,500	909,241
	2014 2nd Lien Term Loan 8.742% (1 Month LIBOR + 6.50%), due 7/25/22 (e)	625,000	531,250
	Albertsons LLC
	2017 Term Loan B4 4.992% (1 Month LIBOR + 2.75%), due 8/25/21	1,416,644	1,417,707
	2017 Term Loan B6 5.311% (3 Month LIBOR + 3.00%), due 6/22/23	1,192,559	1,192,261
	American Seafoods Group LLC 2017 1st Lien Term Loan 5.00% (1 Month LIBOR + 2.75%), due 8/21/23 (e)	1,247,542	1,239,744
	Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 3/20/24	1,773,101	1,778,273
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 8/16/23	2,205,000	2,205,000
	CH Guenther & Son, Inc. 2018 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 3/31/25	1,745,625	1,743,443
	Chobani LLC 2017 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 10/10/23	985,004	960,379
	Hearthside Food Solutions LLC 2018 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 5/23/25	1,795,500	1,789,216
	JBS USA LLC
	2017 Term Loan B 4.837% (3 Month LIBOR + 2.50%), due 10/30/22	3,204,516	3,208,522
	2017 Term Loan B 4.886% (3 Month LIBOR + 2.50%), due 10/30/22	558,912	559,610
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.22% (1 Month LIBOR + 2.00%), due 5/24/24	987,500	987,130
	U.S. Foods, Inc. 2016 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 6/27/23	2,439,990	2,446,769
			25,640,870
	Broadcasting & Entertainment 3.5%
	CBS Radio, Inc. 2017 Term Loan B 4.962% (1 Month LIBOR + 2.75%), due 11/17/24	1,554,292	1,538,101
	Charter Communications Operating LLC 2017 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 4/30/25	4,962,500	4,968,137
	Cumulus Media New Holdings, Inc. Exit Term Loan 6.75% (1 Month LIBOR + 4.50%), due 5/15/22 (f)	953,679	940,566
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 10.02% (6 Month LIBOR + 7.50%), due 1/6/23	866,250	888,989
	iHeartCommunications, Inc. Term Loan D TBD, due 1/30/19 (f)(g)	1,750,000	1,300,833
	Meredith Corp. Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 1/31/25	1,329,583	1,336,786
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.604% (1 Month LIBOR + 2.50%), due 1/17/24	165,896	165,896
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.604% (1 Month LIBOR + 2.50%), due 1/17/24	1,145,946	1,150,721
	Tribune Media Co.
	Term Loan 5.242% (1 Month LIBOR + 3.00%), due 12/27/20	208,885	209,930
	Term Loan C 5.242% (1 Month LIBOR + 3.00%), due 1/27/24	3,360,742	3,369,144
	Unitymedia Finance LLC Term Loan B 4.408% (1 Month LIBOR + 2.25%), due 9/30/25	1,500,000	1,500,937
	Univision Communications, Inc. Term Loan C5 4.992% (1 Month LIBOR + 2.75%), due 3/15/24	5,278,277	5,126,527
	Virgin Media Bristol LLC Term Loan K 4.658% (1 Month LIBOR + 2.50%), due 1/15/26	4,047,619	4,052,679
	WideOpenWest Finance LLC 2017 Term Loan B 5.408% (1 Month LIBOR + 3.25%), due 8/18/23	1,965,150	1,921,917
			28,471,163
	Buildings & Real Estate 4.0%
	Big Ass Fans LLC 2018 Term Loan 6.136% (3 Month LIBOR + 3.75%), due 5/21/24	487,210	490,864
	Core & Main L.P.
	2017 Term Loan B 5.313% (3 Month LIBOR + 3.00%), due 8/1/24	1,122,012	1,125,519
	2017 Term Loan B 5.321% (3 Month LIBOR + 3.00%), due 8/1/24	989,538	992,630
	DTZ U.S. Borrower LLC 2018 Add On Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 8/21/25	4,000,000	4,010,000
	GGP, Inc. 1st Lien Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 8/27/25	4,500,000	4,474,287
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.386% (3 Month LIBOR + 2.00%), due 12/14/24	775,391	777,006
	Ply Gem Industries, Inc. 2018 Term Loan 6.087% (3 Month LIBOR + 3.75%), due 4/12/25	1,995,000	2,005,807
	Priso Acquisition Corp. 2017 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 5/8/22 (b)	2,047,374	2,057,611
	Realogy Group LLC 2018 Term Loan B 4.398% (1 Month LIBOR + 2.25%), due 2/8/25	2,878,151	2,885,346
	SIWF Holdings, Inc. (e)
	1st Lien Term Loan 6.408% (1 Month LIBOR + 4.25%), due 6/15/25	665,000	665,831
	2nd Lien Term Loan 10.658% (1 Month LIBOR + 8.50%), due 6/15/26	120,000	114,600
	SMG Holdings, Inc. 2017 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 1/23/25	1,492,500	1,499,963
	SRS Distribution, Inc. 2018 1st Lien Term Loan 5.441% (3 Month LIBOR + 3.25%), due 5/23/25	2,600,000	2,575,856
	VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 2/28/24 (e)	2,414,458	2,420,494
¤	Wilsonart LLC 2017 Term Loan B 5.64% (3 Month LIBOR + 3.25%), due 12/19/23	6,025,107	6,046,622
			32,142,436
	Cargo Transport 0.0% ‡
	PODS LLC 2018 1st Lien Term Loan 4.883% (1 Month LIBOR + 2.75%), due 12/6/24	297,001	297,520

	Chemicals, Plastics & Rubber 3.0%
	Allnex USA, Inc. Term Loan B3 5.567% (3 Month LIBOR + 3.25%), due 9/13/23	960,153	963,754
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 5.742% (1 Month LIBOR + 3.50%), due 8/1/21	1,677,343	1,687,826
	New 2nd Lien Term Loan 9.992% (1 Month LIBOR + 7.75%), due 8/1/22 (e)	700,000	700,875
	Encapsys LLC 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 11/7/24	995,000	997,073
	Flex Acquisition Co., Inc. 1st Lien Term Loan 5.337% (3 Month LIBOR + 3.00%), due 12/29/23	1,477,500	1,475,960
	Flint Group U.S. LLC 1st Lien Term Loan B2 5.342% (3 Month LIBOR + 3.00%), due 9/7/21	1,784,953	1,691,243
	Ineos U.S. Finance LLC 2017 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 3/31/24	1,985,000	1,986,862
	KMG Chemicals, Inc. Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 6/15/24 (e)	414,546	414,546
	MacDermid, Inc. Term Loan B6 5.242% (1 Month LIBOR + 3.00%), due 6/7/23	3,388,046	3,396,516
	Nexeo Solutions LLC
	2017 Repriced Term Loan 5.563% (3 Month LIBOR + 3.25%), due 6/9/23	1,174,777	1,180,945
	2017 Repriced Term Loan 5.592% (3 Month LIBOR + 3.25%), due 6/9/23	1,191,169	1,197,423
	2017 Repriced Term Loan 5.636% (3 Month LIBOR + 3.25%), due 6/9/23	1,133,079	1,139,028
	Tronox Blocked Borrower LLC Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 9/22/24	1,200,233	1,204,233
	Tronox Finance LLC Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 9/22/24	2,769,767	2,778,999
	Venator Materials Corp. Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 8/8/24 (e)	1,980,000	1,980,000
	Zep, Inc. 2017 1st Lien Term Loan 6.386% (3 Month LIBOR + 4.00%), due 8/12/24	1,485,000	1,411,369
			24,206,652
	Containers, Packaging & Glass 3.0%
	Anchor Glass Container Corp.
	2017 1st Lien Term Loan 4.908% (1 Month LIBOR + 2.75%), due 12/7/23	1,349,196	1,209,217
	2017 1st Lien Term Loan 5.136% (3 Month LIBOR + 2.75%), due 12/7/23	805,017	721,496
	Berlin Packaging LLC
	2018 1st Lien Term Loan 5.11% (1 Month LIBOR + 3.00%), due 11/7/25	708,589	708,257
	2018 1st Lien Term Loan 5.25% (1 Month LIBOR + 3.00%), due 11/7/25	146,403	146,334
	2018 1st Lien Term Loan 5.39% (3 Month LIBOR + 3.00%), due 11/7/25	97,167	97,122
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24	3,950,000	3,945,770
	Caraustar Industries, Inc. 2017 Term Loan B 7.886% (3 Month LIBOR + 5.50%), due 3/14/22	1,771,224	1,784,951
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 5/16/24	2,962,500	2,962,500
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 5/22/24	1,980,038	1,985,605
	Fort Dearborn Co. (e)
	2016 1st Lien Term Loan 6.104% (1 Month LIBOR + 4.00%), due 10/19/23	7,408	6,964
	2016 1st Lien Term Loan 6.343% (3 Month LIBOR + 4.00%), due 10/19/23	2,448,843	2,301,912
	2016 2nd Lien Term Loan 10.843% (3 Month LIBOR + 8.50%), due 10/19/24	1,000,000	800,000
	Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.492% (1 Month LIBOR + 4.25%), due 6/30/22	2,475,000	2,400,750
	Rack Merger Sub, Inc. 2nd Lien Term Loan 9.408% (1 Month LIBOR + 7.25%), due 10/3/22 (e)	340,741	340,741
	Ranpak Corp. 2015 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 10/1/21 (e)	1,750,717	1,746,340
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 4.992% (1 Month LIBOR + 2.75%), due 2/5/23	2,223,733	2,233,615
	Trident TPI Holdings, Inc. 2017 USD Term Loan B1 5.492% (1 Month LIBOR + 3.25%), due 10/17/24	741,067	737,592
			24,129,166
	Diversified/Conglomerate Manufacturing 2.8%
	Allied Universal Holdco LLC 2015 Term Loan 6.136% (3 Month LIBOR + 3.75%), due 7/28/22	1,762,067	1,728,294
	EXC Holdings III Corp. 2017 1st Lien Term Loan 5.886% (3 Month LIBOR + 3.50%), due 12/2/24 (e)	669,938	674,962
	Filtration Group Corp. 2018 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 3/29/25	1,890,500	1,901,527
	Gardner Denver, Inc. 2017 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 7/30/24	1,597,521	1,606,618
	Gopher Resource LLC 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 3/6/25	1,859,998	1,863,485
	GYP Holdings III Corp. 2018 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 6/1/25	465,500	464,481
	Hyster-Yale Group, Inc. Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 5/30/23 (e)	468,750	469,922
	Iron Mountain, Inc. 2018 Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 1/2/26	1,865,625	1,840,751
	LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.742% (1 Month LIBOR + 3.50%), due 9/6/25 (b)	600,000	602,500
	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 5/1/25	1,576,750	1,582,663
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 11/15/23	3,836,792	3,841,588
¤	Red Ventures LLC
	1st Lien Term Loan 6.242% (1 Month LIBOR + 4.00%), due 11/8/24	4,087,500	4,134,335
	2nd Lien Term Loan 10.242% (1 Month LIBOR + 8.00%), due 11/8/25	1,250,000	1,275,000
	TRC Cos., Inc. Term Loan 5.742% (1 Month LIBOR + 3.50%), due 6/21/24	891,000	892,114
			22,878,240
	Diversified/Conglomerate Service 4.6%
	Applied Systems, Inc.
	2017 1st Lien Term Loan 5.386% (3 Month LIBOR + 3.00%), due 9/19/24	2,970,000	2,985,676
	2017 2nd Lien Term Loan 9.386% (3 Month LIBOR + 7.00%), due 9/19/25	460,000	469,036
	Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.386% (3 Month LIBOR + 3.00%), due 6/15/25	997,500	1,002,903
	BrightView Landscapes LLC
	2018 1st Lien Term Loan B 4.688% (3 Month LIBOR + 2.50%), due 8/15/25	521,311	522,941
	2018 1st Lien Term Loan B 4.688% (1 Month LIBOR + 2.50%), due 8/15/25	612,022	613,934
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 3/1/24	2,089,286	2,095,380
	Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 5.25% (1 Month LIBOR + 3.00%), due 4/27/24	1,975,000	1,982,406
	Element Materials Technology Group US Holdings, Inc. 2017 USD Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 6/28/24	994,987	999,962
	Greeneden U.S. Holdings II LLC
	2018 USD Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 12/1/23	1,031,730	1,036,889
	2018 USD Term Loan B 5.743% (1 Month LIBOR + 3.50%), due 12/1/23	442,170	444,381
	Information Resources, Inc. 1st Lien Term Loan 6.567% (3 Month LIBOR + 4.25%), due 1/18/24	2,177,188	2,191,339
	J.D. Power and Associates
	1st Lien Term Loan 6.492% (1 Month LIBOR + 4.25%), due 9/7/23	2,865,122	2,877,657
	2nd Lien Term Loan 10.742% (1 Month LIBOR + 8.50%), due 9/7/24	375,000	375,000
	Kronos, Inc. 2017 Term Loan B 5.343% (3 Month LIBOR + 3.00%), due 11/1/23	4,088,035	4,106,337
	Mitchell International, Inc. 2017 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 11/29/24	1,492,500	1,487,799
	MKS Instruments, Inc. 2017 Term Loan B3 3.992% (1 Month LIBOR + 1.75%), due 5/1/23	924,096	927,561
	Monitronics International, Inc. Term Loan B2 7.886% (3 Month LIBOR + 5.50%), due 9/30/22	1,144,886	1,114,118
	NAB Holdings LLC 2017 Repriced Term Loan 5.386% (3 Month LIBOR + 3.00%), due 7/1/24	985,050	972,737
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 5/2/22	3,266,228	3,280,743
	Sophia L.P. 2017 Term Loan B 5.636% (3 Month LIBOR + 3.25%), due 9/30/22	1,910,496	1,918,138
	TruGreen, Ltd. Partnership 2017 Term Loan 6.131% (1 Month LIBOR + 4.00%), due 4/13/23 (e)	1,764,180	1,784,027
	Verint Systems, Inc. 2018 Term Loan B 4.104% (1 Month LIBOR + 2.00%), due 6/28/24	2,468,750	2,471,836
	Verscend Holding Corp. 2018 Term Loan B 6.742% (1 Month LIBOR + 4.50%), due 8/27/25	1,000,000	1,003,333
	WEX, Inc. 2017 Term Loan B2 4.492% (1 Month LIBOR + 2.25%), due 6/30/23	977,500	980,962
			37,645,095
	Ecological 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 4.413% (1 Week LIBOR + 2.25%), due 11/10/23	3,662,874	3,674,547

	Electronics 12.2%
¤	Almonde, Inc.
	1st Lien Term Loan 5.886% (3 Month LIBOR + 3.50%), due 6/13/24	3,764,185	3,765,597
	2nd Lien Term Loan 9.636% (3 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,381,800
	ASG Technologies Group, Inc. 2018 Term Loan 5.742% (1 Month LIBOR + 3.50%), due 7/31/24	1,518,029	1,510,439
	Barracuda Networks, Inc.
	1st Lien Term Loan 5.408% (1 Month LIBOR + 3.25%), due 2/12/25	1,496,250	1,497,653
	2nd Lien Term Loan 9.408% (1 Month LIBOR + 7.25%), due 2/12/26	50,000	50,375
¤	BMC Software Finance, Inc.
	2018 USD Term Loan B TBD, due 9/1/25 (b)	4,968,000	5,012,846
	2017 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 9/10/22	3,995,266	4,016,489
	Cologix, Inc. 2017 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 3/20/24	1,960,051	1,952,700
	Colorado Buyer, Inc.
	Term Loan B 5.11% (1 Month LIBOR + 3.00%), due 5/1/24	987,500	988,734
	2nd Lien Term Loan 9.36% (1 Month LIBOR + 7.25%), due 5/1/25	800,000	793,334
	CommScope, Inc. Term Loan B5 4.242% (1 Month LIBOR + 2.00%), due 12/29/22	445,332	447,558
	Compuware Corp. 2018 Term Loan B 5.712% (1 Month LIBOR + 3.50%), due 8/22/25	199,999	201,499
	Cortes NP Acquisition Corp. 2017 Term Loan B 6.313% (3 Month LIBOR + 4.00%), due 11/30/23	1,079,783	1,083,832
	Diebold, Inc. 2017 Term Loan B 4.938% (1 Month LIBOR + 2.75%), due 11/6/23 (e)	1,216,947	1,049,617
	EIG Investors Corp. 2018 1st Lien Term Loan 6.061% (3 Month LIBOR + 3.75%), due 2/9/23	4,229,371	4,258,976
¤	Epicor Software Corp. 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.25%), due 6/1/22	6,195,676	6,213,377
	Evertec Group LLC New Term Loan B 4.658% (1 Month LIBOR + 2.50%), due 4/17/20	211,674	211,410
	Exact Merger Sub LLC 1st Lien Term Loan 6.636% (3 Month LIBOR + 4.25%), due 9/27/24	1,485,000	1,497,994
	Eze Castle Software, Inc. 2017 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 4/6/20	1,311,654	1,313,294
	Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.886% (3 Month LIBOR + 3.50%), due 8/1/24	1,188,000	1,170,180
	Flexera Software LLC 2018 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.25%), due 2/26/25	447,750	448,170
	GreenSky Holdings, LLC 2018 Term Loan B 5.50% (1 Month LIBOR + 3.25%), due 3/29/25	1,343,250	1,344,929
	GTCR Valor Cos., Inc. 2017 Term Loan B1 5.636% (3 Month LIBOR + 3.25%), due 6/16/23	1,779,796	1,789,140
	Hyland Software, Inc.
	2017 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/1/22	4,684,053	4,711,375
	2017 2nd Lien Term Loan 9.242% (1 Month LIBOR + 7.00%), due 7/7/25	208,333	210,729
	Infor (U.S.), Inc. Term Loan B6 5.136% (3 Month LIBOR + 2.75%), due 2/1/22	2,691,553	2,697,800
	Informatica Corp. 2018 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 8/5/22	1,480,884	1,490,140
	MA FinanceCo. LLC Term Loan B3 4.742% (1 Month LIBOR + 2.50%), due 6/21/24	366,667	364,528
¤	McAfee LLC
	2017 Term Loan B 6.742% (1 Month LIBOR + 4.50%), due 9/30/24	3,712,500	3,741,116
	2017 2nd Lien Term Loan 10.742% (1 Month LIBOR + 8.50%), due 9/29/25	1,500,000	1,515,000
	MH Sub I LLC 2017 1st Lien Term Loan 5.915% (1 Month LIBOR + 3.75%), due 9/13/24	4,126,241	4,153,503
	NeuStar, Inc. 2018 Term Loan B3 4.742% (1 Month LIBOR + 2.50%), due 1/8/20	479,157	479,397
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 5.99% (6 Month LIBOR + 3.50%), due 4/26/24	1,975,000	1,970,062
	Rocket Software, Inc. 2016 1st Lien Term Loan 6.136% (3 Month LIBOR + 3.75%), due 10/14/23	3,430,263	3,448,271
	RP Crown Parent LLC 2016 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 10/12/23	2,358,000	2,366,842
	Seattle Spinco, Inc. USD Term Loan B3 4.742% (1 Month LIBOR + 2.50%), due 6/21/24	2,476,190	2,458,238
	Sirius Computer Solutions, Inc. 2016 Term Loan 6.492% (1 Month LIBOR + 4.25%), due 10/30/22	644,740	646,956
	Solera LLC Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 3/3/23	2,706,473	2,711,902
	SonicWALL, Inc. 1st Lien Term Loan 5.822% (3 Month LIBOR + 3.50%), due 5/16/25	400,000	400,333
¤	SS&C Technologies, Inc.
	2018 Term Loan B5 TBD, due 4/16/25 (b)	2,000,000	1,999,166
	2018 Term Loan B3 4.492% (1 Month LIBOR + 2.25%), due 4/16/25	5,832,099	5,834,834
	Tempo Acquisition LLC Term Loan 5.242% (1 Month LIBOR + 3.00%), due 5/1/24	3,456,250	3,467,483
	Tibco Software, Inc. Repriced Term Loan B 5.75% (1 Month LIBOR + 3.50%), due 12/4/20	1,621,051	1,628,481
	Veritas Bermuda, Ltd.
	Repriced Term Loan B 6.742% (1 Month LIBOR + 4.50%), due 1/27/23	1,679,146	1,633,569
	Repriced Term Loan B 6.886% (3 Month LIBOR + 4.50%), due 1/27/23	556,424	541,321
	Vertafore, Inc. 2018 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/2/25	400,000	401,528
	Web.com Group, Inc. (b)
	2018 Term Loan B TBD, due 9/14/25	1,600,000	1,609,360
	2018 2nd Lien Term Loan TBD, due 9/14/26	2,000,000	2,007,500
	Western Digital Corp. 2018 Term Loan B4 3.992% (1 Month LIBOR + 1.75%), due 4/29/23	1,791,482	1,793,082
	Xerox Business Services LLC Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 12/7/23	1,476,143	1,480,572
	Zebra Technologies Corp. 2018 Term Loan B 4.063% (3 Month LIBOR + 1.75%), due 10/27/21	1,148,109	1,154,280
			98,917,311
	Finance 2.2%
	Alliant Holdings I, Inc. 2018 Term Loan B 5.148% (1 Month LIBOR + 3.00%), due 5/9/25	1,810,836	1,814,104
	Brand Energy & Infrastructure Services, Inc.
	2017 Term Loan 6.589% (3 Month LIBOR + 4.25%), due 6/21/24	763,665	768,090
	2017 Term Loan 6.597% (3 Month LIBOR + 4.25%), due 6/21/24	3,958,541	3,981,481
	2017 Term Loan 6.636% (3 Month LIBOR + 4.25%), due 6/21/24	11,985	12,055
	Duff & Phelps Corp. 2017 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 2/13/25	3,938,542	3,940,389
	Financial & Risk Holdings, Inc. 2018 USD Term Loan TBD, due 9/17/25 (b)	3,500,000	3,491,876
	iStar, Inc. 2016 Term Loan B 4.893% (1 Month LIBOR + 2.75%), due 10/1/21 (e)	833,302	833,302
	Transplace Holdings, Inc. 1st Lien Term Loan 5.908% (1 Month LIBOR + 3.75%), due 10/7/24	1,191,015	1,198,459
	USS Ultimate Holdings, Inc. 1st Lien Term Loan 5.992% (1 Month LIBOR + 3.75%), due 8/25/24	1,584,000	1,595,880
			17,635,636
	Healthcare, Education & Childcare 7.7%
	Acadia Healthcare Company, Inc. 2018 Term Loan B4 4.742% (1 Month LIBOR + 2.50%), due 2/16/23	1,245,499	1,253,284
	AHP Health Partners, Inc. 2018 Term Loan 6.742% (1 Month LIBOR + 4.50%), due 6/30/25 (e)	1,330,000	1,344,963
	Akorn, Inc. Term Loan B 7.00% (1 Month LIBOR + 4.75%), due 4/16/21 (e)	172,328	166,727
	Alliance Healthcare Services, Inc. 2017 Term Loan B 6.742% (1 Month LIBOR + 4.50%), due 10/24/23	883,125	886,989
	Alvogen Pharma US, Inc. 2018 Term Loan B 6.99% (1 Month LIBOR + 4.75%), due 4/2/22	2,941,546	2,959,931
	Amneal Pharmaceuticals LLC 2018 Term Loan B 5.75% (1 Month LIBOR + 3.50%), due 5/4/25	2,243,855	2,262,789
	Avantor, Inc. 2017 1st Lien Term Loan 6.242% (1 Month LIBOR + 4.00%), due 11/21/24	2,133,875	2,157,499
	Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.636% (3 Month LIBOR + 3.25%), due 9/1/24	990,000	987,525
	Community Health Systems, Inc. Term Loan H 5.563% (3 Month LIBOR + 3.25%), due 1/27/21	2,380,100	2,344,068
	Concentra, Inc. 2018 1st Lien Term Loan 4.86% (1 Month LIBOR + 2.75%), due 6/1/22	3,423,918	3,432,478
	DaVita HealthCare Partners, Inc. Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 6/24/21	2,766,261	2,775,481
	Envision Healthcare Corp.
	2018 1st Lien Term Loan TBD, due 6/11/25	1,875,000	1,883,203
	2016 Term Loan B 5.25% (1 Month LIBOR + 3.00%), due 12/1/23	2,204,251	2,201,496
	Equian LLC Add on Term Loan B 5.462% (1 Month LIBOR + 3.25%), due 5/20/24	3,331,597	3,348,255
	ExamWorks Group, Inc. 2017 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/27/23	2,450,187	2,467,542
	Explorer Holdings, Inc. 2016 Term Loan B 6.136% (3 Month LIBOR + 3.75%), due 5/2/23	1,036,742	1,042,574
	Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 7/2/25 (e)	1,303,167	1,317,828
	Jaguar Holding Co. II 2018 Term Loan 4.742% (1 Month LIBOR + 2.50%), due 8/18/22	4,710,107	4,711,873
	Kinetic Concepts, Inc. 2017 Term Loan B 5.636% (3 Month LIBOR + 3.25%), due 2/2/24	3,950,000	3,971,725
	Onex Carestream Finance L.P.
	1st Lien Term Loan 6.242% (1 Month LIBOR + 4.00%), due 6/7/19	2,538,365	2,534,286
	2nd Lien Term Loan 10.742% (1 Month LIBOR + 8.50%), due 12/7/19 (b)	1,334,257	1,326,474
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 6/30/25	4,003,069	4,013,793
	Parexel International Corp. Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 9/27/24	1,732,500	1,721,131
	PharMerica Corp. 1st Lien Term Loan 5.648% (1 Month LIBOR + 3.50%), due 12/6/24	597,000	600,171
	RPI Finance Trust Term Loan B6 4.386% (3 Month LIBOR + 2.00%), due 3/27/23	1,952,994	1,959,401
	Select Medical Corp.
	2017 Term Loan B 4.90% (1 Month LIBOR + 2.75%), due 3/1/21	3,445,217	3,465,313
	2017 Term Loan B 7.00% (3 Month LIBOR + 1.75%), due 3/1/21	2,283	2,296
	Sound Inpatient Physicians 2018 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 6/27/25	498,750	501,555
	Team Health Holdings, Inc. 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 2/6/24	3,932,557	3,809,664
	U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.242% (1 Month LIBOR + 3.00%), due 6/23/24	1,238,097	1,244,287
			62,694,601
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Comfort Holding LLC 1st Lien Term Loan 6.992% (1 Month LIBOR + 4.75%), due 2/5/24 (e)	1,182,000	1,134,720
	Serta Simmons Bedding LLC 1st Lien Term Loan 5.61% (1 Month LIBOR + 3.50%), due 11/8/23	3,476,080	3,133,902
			4,268,622
	Hotels, Motels, Inns & Gaming 4.8%
	Affinity Gaming LLC Initial Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/1/23	2,509,756	2,498,775
	AP Gaming I LLC 2018 1st Lien Term Loan 6.492% (1 Month LIBOR + 4.25%), due 2/15/24	1,876,991	1,880,510
	Caesars Entertainment Operating Co. Exit Term Loan 4.242% (1 Month LIBOR + 2.00%), due 10/6/24	1,654,167	1,652,690
	Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 12/22/24	3,970,000	3,990,561
	Churchill Downs, Inc. 2017 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 12/27/24	992,500	994,050
	CityCenter Holdings LLC 2017 Term Loan B 4.492% (1 Month LIBOR + 2.25%), due 4/18/24	2,863,750	2,865,285
	Everi Payments, Inc. Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 5/9/24	3,220,587	3,238,033
	Hilton Worldwide Finance LLC Term Loan B2 3.966% (1 Month LIBOR + 1.75%), due 10/25/23	2,450,834	2,459,547
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 3/21/25	3,018,322	3,020,477
	Penn National Gaming, Inc.
	2018 1st Lien Term Loan B TBD, due 8/14/25 (b)	333,333	334,762
	2017 Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 1/19/24	585,000	585,000
¤	Scientific Games International, Inc.
	2018 Term Loan B5 4.992% (1 Month LIBOR + 2.75%), due 8/14/24	1,237,782	1,235,461
	2018 Term Loan B5 5.044% (2 Month LIBOR + 2.75%), due 8/14/24	5,188,927	5,179,198
	Station Casinos LLC 2016 Term Loan B 4.75% (1 Month LIBOR + 2.50%), due 6/8/23	3,167,364	3,179,058
	UFC Holdings LLC 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.25%), due 8/18/23	3,610,364	3,628,416
	Wyndham Destinations, Inc. 2018 1st Lien Term Loan 4.445% (1 Month LIBOR + 2.25%), due 5/30/25	1,000,000	1,002,500
	Wyndham Hotels & Resorts, Inc. Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 5/30/25	1,500,000	1,504,125
			39,248,448
	Insurance 3.1%
	AmWINS Group, Inc.
	2017 Term Loan B 4.87% (1 Month LIBOR + 2.75%), due 1/25/24	557,863	558,959
	2017 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 1/25/24	1,898,387	1,902,115
	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.492% (1 Month LIBOR + 3.25%), due 10/22/24	1,429,212	1,431,296
	Asurion LLC
	2017 Term Loan B4 5.242% (1 Month LIBOR + 3.00%), due 8/4/22	2,435,616	2,455,405
	2018 Term Loan B6 5.242% (1 Month LIBOR + 3.00%), due 11/3/23	1,667,365	1,678,482
	2018 Term Loan B7 5.242% (1 Month LIBOR + 3.00%), due 11/3/24	467,578	470,417
	2017 2nd Lien Term Loan 8.742% (1 Month LIBOR + 6.50%), due 8/4/25	466,667	479,695
	Hub International, Ltd. 2018 Term Loan B 5.335% (3 Month LIBOR + 3.00%), due 4/25/25	2,464,412	2,467,896
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 6/7/23	2,429,395	2,433,189
	NFP Corp. Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 1/8/24	1,478,687	1,476,839
¤	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 3/1/21	1,982,711	1,983,123
	2nd Lien Term Loan 7.992% (1 Month LIBOR + 5.75%), due 2/28/22	3,398,802	3,408,360
	2nd Lien Term Loan 8.063% (3 Month LIBOR + 5.75%), due 2/28/22	1,001,198	1,004,013
	USI, Inc. 2017 Repriced Term Loan 5.386% (3 Month LIBOR + 3.00%), due 5/16/24	2,970,000	2,968,940
			24,718,729
	Leisure, Amusement, Motion Pictures & Entertainment 2.4%
	Boyd Gaming Corp. Term Loan B3 4.417% (1 Week LIBOR + 2.25%), due 9/15/23	2,119,665	2,128,674
	Creative Artists Agency LLC 2018 Term Loan B 5.158% (1 Month LIBOR + 3.00%), due 2/15/24	1,926,618	1,932,035
	Fitness International LLC
	2018 Term Loan A 4.992% (1 Month LIBOR + 2.75%), due 4/18/23	1,343,000	1,341,881
	2018 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 4/18/25	566,582	567,408
	Intrawest Resorts Holdings, Inc. Term Loan B1 TBD, due 7/31/24	1,000,000	1,001,667
	LTF Merger Sub, Inc. 2017 Term Loan B 5.063% (3 Month LIBOR + 2.75%), due 6/10/22	2,820,324	2,829,137
	Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.492% (1 Month LIBOR + 2.25%), due 8/29/25	1,200,000	1,209,500
	Recess Holdings, Inc.
	2017 Delayed Draw Term Loan 5.992% (1 Month LIBOR + 3.75%), due 9/29/24	8,482	8,525
	2017 1st Lien Term Loan 5.992% (1 Month LIBOR + 3.75%), due 9/29/24	218,036	219,126
	2017 Delayed Draw Term Loan 6.136% (3 Month LIBOR + 3.75%), due 9/29/24	8,482	8,525
	2017 1st Lien Term Loan 6.136% (3 Month LIBOR + 3.75%), due 9/29/24	218,036	219,126
	2017 Delayed Draw Term Loan 8.00% (3 Month LIBOR + 2.75%), due 9/29/24	41,667	41,875
	TKC Holdings, Inc.
	2017 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 2/1/23	2,585,625	2,583,686
	2017 2nd Lien Term Loan 10.25% (1 Month LIBOR + 8.00%), due 2/1/24	150,000	150,225
	Travel Leaders Group LLC 2018 Term Loan B 6.158% (1 Month LIBOR + 4.00%), due 1/25/24	1,122,188	1,133,877
	TriMark USA LLC 2017 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.50%), due 8/28/24	1,188,128	1,170,306
	William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 5.00% (1 Month LIBOR + 2.75%), due 5/18/25	2,824,306	2,817,245
			19,362,818
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.8%
	Anvil International LLC Term Loan B 6.70% (2 Month LIBOR + 4.50%), due 8/1/24	1,472,625	1,482,750
	Columbus McKinnon Corp. 2018 Term Loan B 4.886% (3 Month LIBOR + 2.50%), due 1/31/24	1,204,096	1,204,096
	CPM Holdings, Inc. Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 4/11/22	1,450,354	1,453,073
	Rexnord LLC 2017 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 8/21/24	1,315,482	1,321,824
	Welbilt, Inc. 2016 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 3/3/23	1,393,162	1,399,547
			6,861,290
	Mining, Steel, Iron & Non-Precious Metals 1.7%
	American Rock Salt Co. LLC 2018 1st Lien Term Loan 5.992% (1 Month LIBOR + 3.75%), due 3/21/25	1,243,750	1,245,693
	Gates Global LLC 2017 Repriced Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 4/1/24	2,438,704	2,452,421
	GrafTech Finance, Inc. 2018 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 2/12/25 (e)	2,962,500	2,981,016
	HFOTCO LLC 2018 Term Loan B 5.00% (1 Month LIBOR + 2.75%), due 6/26/25	798,000	799,496
	Keane Group Holdings LLC 2018 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 5/25/25 (e)	997,500	982,538
	Minerals Technologies, Inc.
	2017 Term Loan B 4.41% (1 Month LIBOR + 2.25%), due 2/14/24	539,086	542,456
	2017 Term Loan B 4.50% (1 Month LIBOR + 2.25%), due 2/14/24	25,778	25,939
	2017 Term Loan B 4.62% (3 Month LIBOR + 2.25%), due 2/14/24	177,225	178,333
	MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 9/20/24 (e)	1,488,750	1,492,472
	U.S. Silica Co. 2018 Term Loan B 6.25% (1 Month LIBOR + 4.00%), due 5/1/25	1,492,500	1,456,120
	Unimin Corp. Term Loan 6.136% (3 Month LIBOR + 3.75%), due 6/1/25	1,425,000	1,334,512
			13,490,996
	Oil & Gas 1.8%
	Apergy Corp. 2018 1st Lien Term Loan 4.75% (1 Month LIBOR + 2.50%), due 5/9/25	571,084	575,367
	Ascent Resources - Marcellus LLC 2018 Exit Term Loan 8.62% (1 Month LIBOR + 6.50%), due 3/30/23	166,667	167,083
	Drillship Hydra Owners, Inc. Term Loan 8.00%, due 9/20/24 (e)	144,406	151,807
	Fieldwood Energy LLC
	Exit 1st Lien TL 7.492% (1 Month LIBOR + 5.25%), due 4/11/22	305,556	307,083
	Exit 2nd Lien TL 9.492% (1 Month LIBOR + 7.25%), due 4/11/23	912,500	882,844
	GIP III Stetson I, L.P. 2018 Term Loan B 6.583% (3 Month LIBOR + 4.25%), due 7/19/25	1,800,000	1,807,875
	HGIM Corp. 2018 Exit Term Loan 8.508% (6 Month LIBOR + 6.00%), due 7/3/23 (e)	224,292	225,414
	Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.165% (1 Month LIBOR + 3.00%), due 2/17/25	1,393,000	1,369,783
	McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.242% (1 Month LIBOR + 5.00%), due 5/10/25	1,990,000	2,013,383
	Medallion Midland Acquisition LLC 1st Lien Term Loan 5.492% (1 Month LIBOR + 3.25%), due 10/30/24	595,500	589,917
	PES Holdings LLC
	2018 Term Loan C 4.443% (3 Month), due 12/31/22	993,213	864,096
	2018 Term Loan A 8.636% (3 Month LIBOR + 6.25%), due 12/31/22	733,559	729,892
	Seadrill Partners Finco LLC Term Loan B 8.386% (3 Month LIBOR + 6.00%), due 2/21/21 (b)	1,898,651	1,796,993
	Summit Midstream Partners Holdings LLC Term Loan B 8.242% (1 Month LIBOR + 6.00%), due 5/13/22	1,388,333	1,406,555
	Traverse Midstream Partners LLC 2017 Term Loan 6.60% (6 Month LIBOR + 4.00%), due 9/27/24	1,333,333	1,340,476
			14,228,568
	Personal & Nondurable Consumer Products 0.1%
	Aramark Services, Inc. 2018 Term Loan B3 4.084% (3 Month LIBOR + 1.75%), due 3/11/25	932,663	934,061

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 10/31/23	2,120,213	2,113,708
	Hillman Group, Inc. 2018 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 5/31/25	1,396,500	1,380,354
	KIK Custom Products, Inc. 2015 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 5/15/23	1,350,000	1,342,406
	Prestige Brands, Inc. Term Loan B4 4.242% (1 Month LIBOR + 2.00%), due 1/26/24	616,440	615,959
	Revlon Consumer Products Corp.
	2016 Term Loan B 5.813% (3 Month LIBOR + 3.50%), due 9/7/23	2,525,208	1,921,790
	2016 Term Loan B 5.886% (3 Month LIBOR + 3.50%), due 9/7/23	6,458	4,915
	Spectrum Brands, Inc.
	2017 Term Loan B 4.34% (3 Month LIBOR + 2.00%), due 6/23/22	114,168	114,643
	2017 Term Loan B 4.35% (3 Month LIBOR + 2.00%), due 6/23/22	1,761,531	1,768,871
	SRAM LLC
	2018 Term Loan B 4.947% (2 Month LIBOR + 2.75%), due 3/15/24	1,686,370	1,694,802
	2018 Term Loan B 5.014% (2 Month LIBOR + 2.75%), due 3/15/24	1,613,050	1,621,115
	2018 Term Loan B 7.00% (3 Month LIBOR + 1.75%), due 3/15/24	64,199	64,520
	Varsity Brands, Inc. 2017 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 12/15/24	1,985,005	1,988,903
			14,631,986
	Personal, Food & Miscellaneous Services 1.5%
	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan TBD, due 9/20/25 (b)	600,000	604,750
	Golden Nugget, Inc.
	2017 Incremental Term Loan 4.898% (1 Month LIBOR + 2.75%), due 10/4/23	1,337,375	1,342,056
	2017 Incremental Term Loan 4.992% (1 Month LIBOR + 2.75%), due 10/4/23	1,783,769	1,790,012
	IRB Holding Corp. 1st Lien Term Loan 5.46% (2 Month LIBOR + 3.25%), due 2/5/25	1,492,500	1,497,397
	KFC Holding Co. 2018 Term Loan B 3.915% (1 Month LIBOR + 1.75%), due 4/3/25	2,940,374	2,940,833
	Weight Watchers International, Inc. 2017 Term Loan B 7.054% (3 Month LIBOR + 4.75%), due 11/29/24	3,637,500	3,676,148
			11,851,196
	Printing & Publishing 1.1%
	Getty Images, Inc. Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 10/18/19	2,116,383	2,100,131
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 5/4/22	2,199,196	2,133,220
	PowerSchool 2018 Term Loan B 5.354% (1 Month LIBOR + 3.25%), due 8/1/25	2,000,000	1,998,750
	Prometric Holdings, Inc. 1st Lien Term Loan 5.25% (1 Month LIBOR + 3.00%), due 1/29/25	1,519,869	1,519,235
	Shutterfly, Inc. Term Loan B2 5.00% (1 Month LIBOR + 2.75%), due 8/17/24	897,750	899,994
			8,651,330
	Retail Store 4.3%
	Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.742% (1 Month LIBOR + 3.50%), due 9/26/24	2,079,000	2,006,235
	American Tire Distributors Holdings, Inc. 2015 Term Loan 6.636% (3 Month LIBOR + 4.25%), due 9/1/21	223,062	192,948
	Bass Pro Group LLC Term Loan B 7.242% (1 Month LIBOR + 5.00%), due 9/25/24	2,970,000	2,998,773
	Belk, Inc. Term Loan 6.883% (1 Month LIBOR + 4.75%), due 12/12/22	1,433,600	1,252,864
	BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 5.148% (1 Month LIBOR + 3.00%), due 2/3/24	2,390,635	2,402,887
	CNT Holdings III Corp. 2017 Term Loan 5.50% (1 Month LIBOR + 3.25%), due 1/22/23	1,257,326	1,248,525
	Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 8/18/23	2,421,911	2,422,584
	Leslie's Poolmart, Inc. 2016 Term Loan 5.695% (2 Month LIBOR + 3.50%), due 8/16/23	3,848,915	3,841,698
	Michaels Stores, Inc.
	2018 Term Loan B 4.658% (3 Month LIBOR + 2.50%), due 1/28/23	790,602	787,044
	2018 Term Loan B 4.712% (1 Month LIBOR + 2.50%), due 1/28/23	136,311	135,697
	2018 Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 1/28/23	2,099,947	2,090,497
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 5.37% (1 Month LIBOR + 3.25%), due 10/25/20	1,838,432	1,703,997
	Party City Holdings, Inc.
	2018 Term Loan B 5.00% (1 Month LIBOR + 2.75%), due 8/19/22	1,264,947	1,272,943
	2018 Term Loan B 5.28% (6 Month LIBOR + 2.75%), due 8/19/22	1,250,565	1,258,469
	Petco Animal Supplies, Inc. 2017 Term Loan B 5.592% (3 Month LIBOR + 3.25%), due 1/26/23	2,600,000	2,105,350
	PetSmart, Inc. Term Loan B2 5.12% (1 Month LIBOR + 3.00%), due 3/11/22	3,289,666	2,877,086
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	1,166,667	1,116,112
	Staples, Inc. 2017 Term Loan B 6.343% (3 Month LIBOR + 4.00%), due 9/12/24	4,135,417	4,130,248
	Uber Technologies 2018 Incremental Term Loan 5.648% (1 Month LIBOR + 3.50%), due 7/13/23	596,954	598,895
			34,442,852
	Software 0.1%
	Dynatrace LLC 2018 1st Lien Term Loan 5.474% (1 Month LIBOR + 3.25%), due 8/22/25	750,000	754,454

	Telecommunications 2.5%
	Avaya, Inc. 2018 Term Loan B 6.408% (1 Month LIBOR + 4.25%), due 12/15/24	1,488,750	1,500,182
	CenturyLink, Inc. 2017 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 1/31/25	1,985,000	1,970,940
	CSC Holdings LLC 2018 Term Loan B 4.658% (1 Month LIBOR + 2.50%), due 1/25/26	3,740,625	3,739,690
	Frontier Communications Corp. 2017 Term Loan B1 6.00% (1 Month LIBOR + 3.75%), due 6/15/24	1,481,250	1,450,699
	Microchip Technology, Inc. 2018 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 5/29/25	1,822,000	1,822,379
	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.348% (3 Month LIBOR + 3.00%), due 11/3/23	888,722	876,661
	Radiate Holdco LLC 1st Lien Term Loan 5.242% (1 Month LIBOR + 3.00%), due 2/1/24	1,379,000	1,375,710
	SBA Senior Finance II LLC 2018 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 4/11/25	1,831,067	1,832,212
	Sprint Communications, Inc. 1st Lien Term Loan B 4.75% (1 Month LIBOR + 2.50%), due 2/2/24	1,970,000	1,973,447
	Syniverse Holdings, Inc.
	2018 1st Lien Term Loan 7.148% (1 Month LIBOR + 5.00%), due 3/9/23	1,679,063	1,682,211
	2018 2nd Lien Term Loan 11.148% (1 Month LIBOR + 9.00%), due 3/11/24	500,000	485,000
	West Corp. 2017 Term Loan 6.242% (1 Month LIBOR + 4.00%), due 10/10/24	1,750,539	1,744,461
			20,453,592
	Utilities 2.4%
	Astoria Energy LLC Term Loan B 6.25% (1 Month LIBOR + 4.00%), due 12/24/21	2,308,100	2,315,601
	Calpine Corp. Term Loan B5 4.89% (3 Month LIBOR + 2.50%), due 1/15/24	1,706,941	1,706,181
	Compass Power Generation LLC 2018 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 12/20/24	692,791	694,647
	Dayton Power & Light Co. Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 8/24/22 (e)	491,250	491,250
	EIF Channelview Cogeneration LLC 2018 Term Loan B 6.50% (1 Month LIBOR + 4.25%), due 5/3/25	1,414,723	1,425,334
	ExGen Renewables IV LLC Term Loan B 5.32% (3 Month LIBOR + 3.00%), due 11/28/24 (e)	983,157	990,531
	Granite Acquisition, Inc.
	Term Loan B 5.837% (3 Month LIBOR + 3.50%), due 12/19/21	1,846,227	1,859,304
	Term Loan C 5.886% (3 Month LIBOR + 3.50%), due 12/19/21	42,384	42,684
	2nd Lien Term Loan B 9.636% (3 Month LIBOR + 7.25%), due 12/19/22	699,859	702,483
	Helix Gen Funding LLC Term Loan B 5.992% (1 Month LIBOR + 3.75%), due 6/2/24	2,857,468	2,675,305
	Southeast PowerGen LLC Term Loan B 5.75% (1 Month LIBOR + 3.50%), due 12/2/21	814,625	784,076
	TEX Operations Co. LLC Exit Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 8/4/23	3,200,143	3,200,143
¤	Vistra Energy Corp.
	1st Lien Term Loan B3 4.158% (1 Month LIBOR + 2.00%), due 12/31/25	1,463,415	1,463,415
	1st Lien Term Loan B3 4.242% (1 Month LIBOR + 2.00%), due 12/31/25	531,585	531,585
	Vistra Operations Co. LLC 2016 Term Loan B2 4.492% (1 Month LIBOR + 2.25%), due 12/14/23	644,766	646,055
			19,528,594
	Total Floating Rate Loans (Cost $661,106,516)		658,905,379

	Foreign Floating Rate Loans 10.1% (d)
	Aerospace & Defense 0.2%
	Grizzly Acquisitions, Inc. 2018 Term Loan B TBD, due 9/21/25	1,200,000	1,203,750

	Beverage, Food & Tobacco 0.3%
	Jacobs Douwe Egberts International B.V. Term Loan B5 4.625% (3 Month LIBOR + 2.25%), due 7/1/22	2,020,728	2,030,831

	Broadcasting & Entertainment 0.6%
	Altice France S.A. 2018 Term Loan B13 6.158% (1 Month LIBOR + 4.00%), due 8/14/26	1,250,000	1,238,125
	Numericable Group S.A.
	Term Loan B11 4.992% (3 Month LIBOR + 2.75%), due 7/31/25	2,957,550	2,891,928
	Term Loan B12 5.846% (1 Month LIBOR + 3.687%), due 1/31/26	992,475	979,449
			5,109,502
	Buildings & Real Estate 0.0% ‡
	Reece, Ltd. 2018 Term Loan B 4.34% (3 Month LIBOR + 2.00%), due 7/2/25	374,063	374,530

	Chemicals, Plastics & Rubber 0.9%
	Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.567% (3 Month LIBOR + 3.25%), due 9/13/23	1,274,390	1,279,169
	Alpha 3 B.V. 2017 Term Loan B1 5.386% (3 Month LIBOR + 3.00%), due 1/31/24	1,949,580	1,956,283
	Diamond (BC) B.V. Term Loan 5.242% (1 Month LIBOR + 3.00%), due 9/6/24	1,654,167	1,620,050
	Flint Group GmbH Term Loan C 5.342% (3 Month LIBOR + 3.00%), due 9/7/21	295,074	279,951
	Oxea Holding Drei GmbH 2017 Term Loan B2 5.625% (1 Month LIBOR + 3.50%), due 10/11/24	2,306,250	2,314,898
			7,450,351
	Diversified/Conglomerate Manufacturing 0.7%
	AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 7.02% (3 Month LIBOR + 4.50%), due 7/9/25 (e)	1,428,571	1,433,929
	Bright Bidco B.V. (e)
	2018 Term Loan B 5.742% (1 Month LIBOR + 3.50%), due 6/30/24	638,197	630,220
	2018 Term Loan B 5.886% (3 Month LIBOR + 3.50%), due 6/30/24	1,336,878	1,320,167
	Garda World Security Corp.
	2017 Term Loan 5.821% (3 Month LIBOR + 3.50%), due 5/24/24	2,179,732	2,188,815
	2017 Term Loan 7.75% (3 Month LIBOR + 2.50%), due 5/24/24	5,532	5,555
			5,578,686
	Diversified/Conglomerate Service 0.4%
	Minimax GmbH & Co. KG 2018 USD Term Loan B1C 5.242% (1 Month LIBOR + 3.00%), due 7/31/25 (b)(e)	3,279,273	3,303,867

	Ecological 0.2%
	GFL Environmental, Inc. 2018 USD Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 5/30/25	1,419,646	1,420,534

	Electronics 1.2%
	Avast Software B.V. 2018 USD Term Loan B 4.886% (3 Month LIBOR + 2.50%), due 9/30/23	1,455,473	1,462,751
	Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.492% (1 Month LIBOR + 3.25%), due 10/3/23	1,470,187	1,471,500
	ION Trading Technologies S.A R.L. USD Incremental Term Loan B 6.386% (3 Month LIBOR + 4.00%), due 11/21/24	1,994,975	1,985,832
	Oberthur Technologies S.A. 2016 Term Loan B1 5.992% (3 Month LIBOR + 3.75%), due 1/10/24	1,109,316	1,111,165
	SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.492% (1 Month LIBOR + 2.25%), due 4/16/25	2,263,824	2,264,886
	Trader Corp. 2017 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 9/28/23 (e)	1,283,127	1,287,938
			9,584,072
	Healthcare, Education & Childcare 1.3%
	Auris Luxembourg III S.A.R.L. 2018 USD Term Loan B TBD, due 7/20/25 (b)	1,687,500	1,707,539
	Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.50% (1 Month LIBOR + 4.25%), due 4/29/24	3,827,809	3,852,928
	Mallinckrodt International Finance S.A. Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 9/24/24	1,114,679	1,106,319
	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.104% (1 Month LIBOR + 3.00%), due 6/1/25	4,185,703	4,206,050
			10,872,836
	Hotels, Motels, Inns & Gaming 1.0%
	Belmond Interfin, Ltd. Dollar Term Loan 4.992% (1 Month LIBOR + 2.75%), due 7/3/24	1,580,000	1,580,000
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.242% (1 Month LIBOR + 2.00%), due 11/30/23	491,250	491,338
	Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.386% (3 Month LIBOR + 3.00%), due 12/1/23	598,500	600,994
	GVC Holdings PLC 2018 Term Loan 4.742% (1 Month LIBOR + 2.50%), due 3/29/24	497,500	498,536
	Stars Group Holdings B.V. 2018 USD Incremental Term Loan 5.886% (3 Month LIBOR + 3.50%), due 7/10/25	4,538,625	4,575,161
			7,746,029
	Leisure, Amusement, Motion Pictures & Entertainment 0.8%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 5/23/25	1,707,752	1,705,972
	Delta 2 (LUX) S.A.R.L. 2018 USD Term Loan 4.742% (1 Month LIBOR + 2.50%), due 2/1/24	3,568,089	3,536,868
	DHX Media, Ltd. Term Loan B 5.992% (1 Month LIBOR + 3.75%), due 12/29/23	830,105	812,466
	Lions Gate Entertainment Corp. 2018 Term Loan B 4.492% (1 Month LIBOR + 2.25%), due 3/24/25	746,250	747,183
			6,802,489
	Oil & Gas 0.1%
	MEG Energy Corp. 2017 Term Loan B 5.75% (1 Month LIBOR + 3.50%), due 12/31/23	138,750	138,663
	Pacific Drilling S.A. Term Loan B 9.75% (PRIME + 4.50%), due 6/3/19 (b)	1,489,444	573,436
			712,099
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.3%
	Array Canada, Inc. Term Loan B 7.386% (3 Month LIBOR + 5.00%), due 2/10/23	881,214	848,169
	Titan Acquisition, Ltd. 2018 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 3/28/25	1,865,625	1,805,574
			2,653,743
	Personal, Food & Miscellaneous Services 0.3%
	Starfruit Finco B.V 2018 USD Term Loan B TBD, due 9/20/25 (b)	2,250,000	2,259,040

	Printing & Publishing 0.5%
	Springer Science & Business Media Deutschland GmbH Term Loan B13 5.886% (3 Month LIBOR + 3.50%), due 8/15/22	3,928,367	3,935,732

	Retail Store 0.3%
	EG Finco, Ltd. 2018 USD Term Loan 6.386% (3 Month LIBOR + 4.00%), due 2/7/25	1,492,500	1,498,097
	EG Group, Ltd. 2018 USD Term Loan B 6.386% (3 Month LIBOR + 4.00%), due 2/7/25	1,194,000	1,194,498
			2,692,595
	Telecommunications 1.0%
	Digicel International Finance, Ltd. 2017 Term Loan B 5.57% (1 Month LIBOR + 3.25%), due 5/28/24	519,751	494,196
	Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.98% (1 Month LIBOR + 3.75%), due 11/27/23	4,139,180	4,153,961
	Telesat Canada Term Loan B4 4.89% (3 Month LIBOR + 2.50%), due 11/17/23	3,305,664	3,310,623
			7,958,780
	Total Foreign Floating Rate Loans (Cost $82,432,743)		81,689,466
	Total Long-Term Bonds (Cost $768,908,916)		766,157,424

		Shares
	Affiliated Investment Company 0.3%
	Fixed Income Fund 0.3%
	MainStay MacKay High Yield Corporate Bond Fund Class I	492,059	2,765,373

	Total Affiliated Investment Company (Cost $2,805,487)		2,765,373

	Common Stocks 1.0%
	Communications Equipment 0.0% ‡
	Energy Future Holdings Corp. (Escrow Claim Shares) (b)(e)(h)(i)	94,456	0

	Energy Equipment & Services 0.1%
	Ocean Rig UDW, Inc., Class A (i)	32,423	1,122,484

	Equity Real Estate Investment Trusts 0.2%
	VICI Properties, Inc.	56,992	1,232,167

	Hotels, Restaurants & Leisure 0.1%
	Caesars Entertainment Corp. (i)	39,323	403,061

	Independent Power & Renewable Electricity Producers 0.2%
¤	Vistra Energy Corp. (i)	57,684	1,435,178

	Media 0.0% ‡
	Cumulus Media, Inc., Class A (i)	18,705	319,481

	Metals & Mining 0.3%
	AFGlobal Corp. (b)(e)(h)(i)	45,694	2,718,793

	Oil & Gas 0.0% ‡
	HGIM Corp. (b)(e)(h)(i)	527	28,590
	Templar Energy Corp., Class B (b)(e)(h)(i)	36,393	422
	Templar Energy LLC, Class A (b)(e)(h)(i)	36,029	41,794
			70,806
	Oil, Gas & Consumable Fuels 0.1%
	Ascent Resources (b)(e)(h)(i)	122,031	384,398
	Philadelphia Energy Solutions, Inc., Class A (b)(e)(h)(i)	52,608	460,320
			844,718

	Total Common Stocks (Cost $6,773,045)		8,146,688

	Preferred Stocks 0.0%‡
	Oil & Gas 0.0% ‡
	Templar Energy Corp. (8.00% PIK) (b)(c)(e)(h)(i)	50,162	161,968

	Total Preferred Stocks (Cost $227,580)		161,968

		Number of Rights
	Rights 0.0%‡
	Electric 0.0% ‡
¤	Vistra Energy Corp. (b)(e)(h)(i)	57,684	55,953

	Total Rights (Cost $47,301)		55,953

	Number of Warrants
Warrants 0.0%‡
Oil & Gas 0.0% ‡
Ascent Resources (b)(e)(h)(i)
1st Lien Warrants Expires 3/30/23	11,684	935
2nd Lien Tranche A Expires 3/30/23	15,022	2,404
2nd Lien Tranche B Expires 3/30/23	31,000	930
HGIM Corp. Expires 7/2/43 (b)(e)(h)(i)	2,358	127,921

Total Warrants (Cost $100,718)		132,190

	Principal Amount
Short-Term Investments 7.4%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $2,710,414 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 5/31/23, with a Principal Amount of	$2,710,177	2,710,177
Total Repurchase Agreement (Cost $2,710,177)		2,710,177

U.S. Government & Federal Agencies 7.1% (j)
1.968%, due 10/4/18	21,050,000	21,046,604
2.001%, due 10/11/18	3,952,000	3,949,818
2.023%, due 10/18/18	11,970,000	11,958,727
2.101%, due 10/25/18	20,164,000	20,136,169
Total U.S. Government & Federal Agencies (Cost $57,091,318)		57,091,318
Total Short-Term Investments (Cost $59,801,495)		59,801,495
Total Investments (Cost $838,664,542)	103.4%	837,221,091
Other Assets, Less Liabilities	(3.4)	(27,899,691)
Net Assets	100.0%	$809,321,400

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $38,112,357, which represented 4.7% of the Portfolio's net assets.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued securities was $3,984,428, which represented 0.5% of the Portfolio's net assets.
(i)	Non-income producing security.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$25,562,579	$—	$25,562,579
Floating Rate Loans (b)	—	622,524,393	36,380,986	658,905,379
Foreign Floating Rate Loans (c)	—	73,713,345	7,976,121	81,689,466
Total Long-Term Bonds	—	721,800,317	44,357,107	766,157,424
Affiliated Investment Company
Fixed Income Funds	2,765,373	—	—	2,765,373
Common Stocks (d)	4,512,371	—	3,634,317	8,146,688
Preferred Stocks (e)	—	—	161,968	161,968
Rights (f)	—	—	55,953	55,953
Warrants (g)	—	—	132,190	132,190
Short-Term Investments
Repurchase Agreement	—	2,710,177	—	2,710,177
U.S. Government & Federal Agencies	—	57,091,318	—	57,091,318
Total Short-Term Investments	—	59,801,495	—	59,801,495
Total Investments in Securities	$7,277,744	$781,601,812	$48,341,535	$837,221,091

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $36,380,986 are held within the Floating Rate Loans section of the Portfolio of Investments, were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $7,976,121 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $0, $2,718,793, $70,806 and $844,718 are held in Metals & Mining, Oil & Gas, and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $161,968 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $55,953 held in Electric within the Rights section of the Portfolio of Investments.

(g)	The Level 3 securities valued at $132,190 are held in Oil & Gas within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2018, securities with a market value of $11,915,508 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of September 30, 2018, a security with a market value of $18,090,569 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2018
Long-Term Bonds
Floating Rate Loans
Automobile	$1,890,163	$2,918	$(10,509)	$24,380	$754,707	$(1,450,110)	$1,485,000	$-	$2,696,549	$18,185
Banking	3,356,974	3,969	5,106	(21,278)	-	(2,037,198)	3,022,471	-	4,330,044	3,124
Beverage, Food & Tobacco	777,700	1,369	211	(58,764)	500,019	(22,458)	572,917	-	1,770,994	(58,764)
Broadcasting & Entertainment	1,873,965	995	(171,651)	264,033	-	(1,758,457)	-	(208,885)	-	-
Buildings & Real Estate	2,444,271	(1,066)	(69)	3,085	774,024	(19,320)	-	-	3,200,925	3,085
Chemicals, Plastics & Rubber	982,618	1,096	341	(9,125)	-	(85,909)	3,189,018	(982,618)	3,095,421	(9,125)
Containers, Packaging & Glass	6,371,849	3,236	5,955	(351,045)	-	(3,305,944)	2,471,906	-	5,195,957	(336,563)
Diversified/Conglomerate Manufacturing	680,063	328	50	(1,986)	-	(23,813)	490,242	-	1,144,884	(1,986)
Diversified/Conglomerate Service	10,167,442	3,371	46,958	5,000	-	(4,482,148)	-	(3,956,596)	1,784,027	3,543
Electronics	4,934,805	1,069	(628)	(189,255)	-	(3,485,957)	-	(210,417)	1,049,617	(165,980)
Finance	3,538,388	445	1,099	(20,736)	-	(1,479,894)	-	(1,206,000)	833,302	(8,409)
Healthcare, Education & Childcare	7,032,045	1,261	(16,728)	2,539	2,610,172	(6,301,649)	-	(498,122)	2,829,518	40,258
Home and Office Furnishings, Housewares & Durable Consumer Products	1,077,855	1,273	72	64,520	-	(9,000)	-	-	1,134,720	64,520
Hotels, Motels, Inns & Gaming	1,910,159	(157)	(4)	(9,424)	-	(1,900,574)	-	-	-	-
Leisure, Amusement, Motion Pictures & Entertainment	2,029,023	1,222	6,728	55,778	-	(1,591,981)	-	(500,770)	-	-
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	6,936,796	(2,023)	(14,564)	(14,752)	-	(4,005,422)	-	(2,900,035)	-	-
Mining, Steel, Iron & Non-Precious Metals	-	1,693	199	33,720	5,467,914	(47,500)	-	-	5,456,026	33,720
Oil & Gas	1,519,278	2,833	(726,482)	1,174,738	219,806	(2,000,359)	187,407	-	377,221	11,043
Personal & Nondurable Consumer Products (Manufacturing Only)	3,836,896	465	409	(33,407)	-	(3,804,363)	-	-	-	-
Telecommunications	2,109,063	(176)	(92,756)	373,719	-	(2,389,850)	-	-	-	-
Utilities	4,795,697	592	436,556	(333,333)	964,204	(2,354,720)	496,547	(2,523,762)	1,481,781	(7,198)
Foreign Floating Rate Loans
Chemicals, Plastics & Rubber	1,647,940	-	-	-	-	-	-	(1,647,940)	-	-
Diversified/Conglomerate Manufacturing	2,210,119	2,101	64	30,460	3,366,616	(14,925)	-	(2,210,119)	3,384,316	30,460
Diversified/Conglomerate Service	-	20	-	26,243	3,277,604	-	-	-	3,303,867	26,243
Electronics	1,283,127	315	-	4,496	-	-	-	-	1,287,938	4,496
Leisure, Amusement, Motion Pictures & Entertainment	1,245,305	-	-	-	-	-	-	(1,245,305)	-	-
Oil & Gas	595,778	629	-	893,037	-	(1,489,444)	-	-	-	-
Common Stocks
Communications Equipment	-	-	-	-	-	-	-	-	-	-
Metals & Mining	1,919,148	-	-	799,645	-	-	-	-	2,718,793	799,645
Oil & Gas	101,901	-	-	(52,175)	21,080	-	-	-	70,806	(52,175)
Oil, Gas & Consumable Fuels	-	-	-	(3,050)	847,768	-	-	-	844,718	(3,050)
Preferred Stocks
Oil & Gas	202,592	-	-	(40,624)	-	-	-	-	161,968	(40,624)
Rights
Electric	-	-	-	8,652	47,301	-	-	-	55,953	8,652
Warrants
Oil & Gas	-	-	-	31,472	100,718	-	-	-	132,190	31,472

Total	$77,470,960	$27,778	($529,643)	$2,656,563	$18,951,933	($44,060,995)	$11,915,508	($18,090,569)	$48,341,535	$394,572

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
IQ 50 Percent Hedged FTSE International ETF (a)	2,841,589	$59,900,696
IQ Chaikin U.S. Large Cap ETF (a)	1,920,018	50,093,270
IQ Chaikin U.S. Small Cap ETF (a)	1,269,861	35,886,272
IQ Global Resources ETF (a)(b)	881,612	24,059,191
MainStay Cushing MLP Premier Fund Class I	729,845	8,947,894
MainStay Epoch Capital Growth Fund Class I (a)(b)	774,273	10,429,456
MainStay Epoch Global Choice Fund Class I (a)	1,100,408	24,021,909
MainStay Epoch International Choice Fund Class I (a)	2,093,416	75,509,511
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	2,627,926	78,969,177
MainStay Epoch U.S. Equity Yield Fund Class R6	54,318	898,415
MainStay MacKay International Opportunities Fund Class I (a)	8,885,818	78,106,344
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	6,091,502	63,290,704
MainStay MAP Equity Fund Class I (a)	1,495,373	68,517,995
MainStay VP Common Stock Portfolio Initial Class (a)	426,566	14,027,855
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	4,035,612	41,867,156
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,102,195	34,375,027
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	10,026,059	90,226,725
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,114,471	68,248,919
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	3,258,416	44,422,771
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,445,900	42,595,649
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,279,401	46,274,979
MainStay VP MacKay International Equity Portfolio Initial Class (a)	808,775	14,611,601
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	4,464,472	74,239,295
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	41,300	2,372,535
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	2,803,559	40,122,722
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,871,251	85,628,856
Total Affiliated Investment Companies (Cost $1,055,927,058)		1,177,644,924
Total Investments (Cost $1,055,927,058)	100.1%	1,177,644,924
Other Assets, Less Liabilities	(0.1)	(607,309)
Net Assets	100.0%	$1,177,037,615

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$1,177,644,924	$—	$—	$1,177,644,924
Total Investments in Securities	$1,177,644,924	$—	$—	$1,177,644,924

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 50.1% †
	Asset-Backed Securities 0.4%
	Auto Floor Plan Asset-Backed Securities 0.2%
	Navistar Financial Dealer Note Master Trust II Series 2018-1, Class A 2.798% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		$1,090,000	$1,090,855

	Home Equity 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.165% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		169,165	118,588
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.115% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		242,848	114,801
				233,389
	Other Asset-Backed Securities 0.1%
	Verizon Owner Trust Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)		685,000	680,345

	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 2.65% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		90,188	89,878

	Total Asset-Backed Securities (Cost $2,177,577)			2,094,467

	Corporate Bonds 35.8%
	Aerospace & Defense 0.4%
	Harris Corp. 4.40%, due 6/15/28		810,000	812,913
	KLX, Inc. 5.875%, due 12/1/22 (a)		1,355,000	1,399,715
				2,212,628
	Agriculture 0.0% ‡
	Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		165,000	170,682

	Airlines 1.0%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (a)		1,400,000	1,405,250
	American Airlines, Inc.
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		500,000	477,472
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		881,608	859,233
	Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		274,196	284,904
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		990,740	1,026,655
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		746,640	798,904
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		411,065	438,812
	United Airlines, Inc.
	Series 2014-2, Class B 4.625%, due 3/3/24		359,300	360,665
	Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		472,863	494,733
				6,146,628
	Auto Manufacturers 1.1%
	Daimler Finance North America LLC 2.891% (3 Month LIBOR + 0.55%), due 5/4/21 (b)		685,000	687,345
	Ford Motor Co. 7.45%, due 7/16/31		455,000	505,384
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	156,875
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		320,000	311,084
	3.45%, due 4/10/22		1,500,000	1,475,266
	3.70%, due 5/9/23		500,000	488,538
	4.20%, due 3/1/21		925,000	936,521
	Toyota Motor Credit Corp. 2.508% (3 Month LIBOR + 0.17%), due 9/18/20 (b)		1,765,000	1,764,838
				6,325,851
	Auto Parts & Equipment 0.4%
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	810,000	954,595
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (Germany) (a)		$1,150,000	1,149,671
				2,104,266
	Banks 9.0%
¤	Bank of America Corp.
	2.738%, due 1/23/22 (c)		1,150,000	1,130,943
	3.004%, due 12/20/23 (c)		734,000	712,299
	3.499%, due 5/17/22 (c)		1,635,000	1,634,102
	3.50%, due 4/19/26		150,000	145,022
	3.705%, due 4/24/28 (c)		555,000	534,234
	4.20%, due 8/26/24		325,000	326,519
	6.30%, due 3/10/26 (c)(d)		735,000	784,613
	Bank of New York Mellon Corp. 4.625%, due 9/20/26 (c)(d)		1,130,000	1,083,388
	Barclays PLC 5.20%, due 5/12/26 (United Kingdom)		1,530,000	1,503,318
	Capital One Financial Corp. 4.20%, due 10/29/25		165,000	161,237
	Citibank N.A.
	2.125%, due 10/20/20		1,615,000	1,577,114
	3.40%, due 7/23/21		1,340,000	1,339,781
	Citigroup, Inc.
	3.40%, due 5/1/26		255,000	242,359
	3.668%, due 7/24/28 (c)		430,000	409,437
	3.70%, due 1/12/26		545,000	528,794
	4.05%, due 7/30/22		105,000	105,888
	5.30%, due 5/6/44		436,000	455,905
	6.625%, due 6/15/32		190,000	224,195
	Citizens Financial Group, Inc.
	4.30%, due 12/3/25		1,190,000	1,173,377
	6.00%, due 7/6/23 (c)(d)		975,000	994,500
	Discover Bank 8.70%, due 11/18/19		795,000	838,044
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		625,000	619,516
	2.905%, due 7/24/23 (c)		310,000	299,516
	2.908%, due 6/5/23 (c)		285,000	275,655
	3.484% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		815,000	815,497
	3.625%, due 1/22/23		1,330,000	1,325,044
	5.25%, due 7/27/21		1,295,000	1,355,861
	6.75%, due 10/1/37		159,000	191,270
	Huntington Bancshares, Inc.
	3.15%, due 3/14/21		1,295,000	1,283,783
	5.70%, due 4/15/23 (c)(d)		800,000	793,000
	JPMorgan Chase & Co. (c)
	3.54%, due 5/1/28		800,000	764,117
	5.15%, due 5/1/23 (d)		1,740,000	1,737,825
	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19 (Germany)		2,925,000	2,915,248
	Lloyds Banking Group PLC (United Kingdom)
	4.582%, due 12/10/25		508,000	498,751
	4.65%, due 3/24/26		1,075,000	1,056,236
¤	Morgan Stanley
	2.375%, due 7/23/19		1,565,000	1,558,596
	3.125%, due 1/23/23		1,560,000	1,521,209
	4.875%, due 11/1/22		495,000	512,864
	5.00%, due 11/24/25		1,150,000	1,191,040
	5.45%, due 7/15/19 (c)(d)		790,000	799,085
	6.25%, due 8/9/26		881,000	990,365
	7.25%, due 4/1/32		1,300,000	1,658,288
	PNC Bank N.A. 2.55%, due 12/9/21		815,000	794,123
	Royal Bank of Scotland Group PLC (United Kingdom)
	4.892%, due 5/18/29 (c)		605,000	601,280
	6.00%, due 12/19/23		70,000	72,822
	Santander Holdings USA, Inc. 4.40%, due 7/13/27		850,000	813,373
	Santander UK Group Holdings PLC (United Kingdom)
	3.571%, due 1/10/23		790,000	767,530
	3.823%, due 11/3/28 (c)		475,000	436,251
	State Street Corp. 2.55%, due 8/18/20		915,000	907,949
	Toronto-Dominion Bank (Canada)
	1.80%, due 7/13/21		1,535,000	1,475,801
	3.15%, due 9/17/20		1,620,000	1,621,847
	U.S. Bank N.A. 2.602% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		1,300,000	1,302,071
	Wells Fargo Bank N.A.
	2.40%, due 1/15/20		1,610,000	1,597,297
	2.60%, due 1/15/21		985,000	968,409
	3.55%, due 8/14/23		1,015,000	1,010,244
	Westpac Banking Corp. (Australia)
	2.594% (3 Month LIBOR + 0.28%), due 5/15/20 (b)		700,000	700,952
	4.875%, due 11/19/19		1,935,000	1,976,068
				53,113,852
	Beverages 0.6%
	Coca-Cola Co. 1.375%, due 5/30/19		1,390,000	1,379,184
	Constellation Brands, Inc.
	2.00%, due 11/7/19		680,000	672,228
	4.25%, due 5/1/23		760,000	770,134
	Diageo Capital PLC 2.562% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (b)		950,000	951,571
				3,773,117
	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,242,975
	Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,380,434
				2,623,409
	Building Materials 0.6%
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (Mexico) (a)		1,515,000	1,651,350
	Masco Corp. 4.375%, due 4/1/26		575,000	572,394
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)		1,000,000	998,750
				3,222,494
	Chemicals 0.9%
	Air Liquide Finance S.A. (France) (a)
	1.375%, due 9/27/19		900,000	886,259
	1.75%, due 9/27/21		610,000	582,400
	Ashland LLC 4.75%, due 8/15/22		1,000,000	1,010,550
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		1,490,000	1,421,013
	Dow Chemical Co. 4.125%, due 11/15/21		710,000	726,878
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		625,000	577,350
				5,204,450
	Commercial Services 0.3%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (a)		542,000	583,225
	Service Corp. International 5.375%, due 1/15/22		1,005,000	1,017,562
				1,600,787
	Computers 0.5%
	Apple, Inc.
	1.55%, due 8/4/21		545,000	522,794
	2.75%, due 1/13/25		715,000	685,007
	Dell International LLC / EMC Corp. 3.48%, due 6/1/19 (a)		1,955,000	1,959,940
				3,167,741
	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		1,100,000	1,078,831

	Diversified Financial Services 2.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		1,600,000	1,630,516
	Air Lease Corp.
	2.125%, due 1/15/20		730,000	718,504
	2.75%, due 1/15/23		500,000	474,130
	3.50%, due 1/15/22		340,000	337,531
	4.25%, due 9/15/24		420,000	417,901
	Capital One Bank USA N.A. 8.80%, due 7/15/19		775,000	810,220
	Caterpillar Financial Services Corp.
	2.494% (3 Month LIBOR + 0.18%), due 5/15/20 (b)		830,000	830,934
	2.90%, due 3/15/21		1,735,000	1,722,709
	GE Capital International Funding Co. 2.342%, due 11/15/20		4,500,000	4,397,021
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	466,349
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		425,000	412,777
	Springleaf Finance Corp. 6.00%, due 6/1/20		210,000	215,775
	Synchrony Financial 4.50%, due 7/23/25		1,735,000	1,673,882
				14,108,249
	Electric 1.3%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		850,000	808,597
	CMS Energy Corp.
	3.875%, due 3/1/24		550,000	547,435
	5.05%, due 3/15/22		430,000	449,023
	6.25%, due 2/1/20		435,000	451,977
	Consolidated Edison, Inc. 2.00%, due 3/15/20		435,000	427,719
	Duquesne Light Holdings, Inc. (a)
	3.616%, due 8/1/27		865,000	806,695
	6.40%, due 9/15/20		925,000	968,433
	Entergy Louisiana LLC 4.00%, due 3/15/33		790,000	791,910
	Evergy, Inc. 5.292%, due 6/15/22 (e)		500,000	519,491
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	757,012
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	370,322
	Southern California Edison Co. 3.70%, due 8/1/25		330,000	327,851
	WEC Energy Group, Inc. 4.426% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		480,000	464,981
				7,691,446
	Environmental Controls 0.3%
	Republic Services, Inc. 4.75%, due 5/15/23		580,000	604,353
	Waste Management, Inc.
	2.40%, due 5/15/23		810,000	772,409
	3.15%, due 11/15/27		375,000	356,932
				1,733,694
	Food 1.7%
	Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		1,290,000	1,254,145
	Kroger Co. 1.50%, due 9/30/19		1,550,000	1,528,154
	Mondelez International Holdings Netherlands B.V. (Netherlands) (a)
	1.625%, due 10/28/19		985,000	970,993
	2.00%, due 10/28/21		1,110,000	1,060,333
	Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		1,615,000	1,613,754
	Smithfield Foods, Inc. (a)
	2.70%, due 1/31/20		605,000	595,673
	3.35%, due 2/1/22		565,000	546,193
	Sysco Corp. 3.30%, due 7/15/26		865,000	826,704
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,805,725
				10,201,674
	Gas 0.5%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		320,000	314,400
	5.625%, due 5/20/24		525,000	521,063
	5.75%, due 5/20/27		220,000	215,600
	NiSource, Inc. 3.49%, due 5/15/27		1,320,000	1,251,888
	Southern California Gas Co. 4.30%, due 1/15/49		325,000	332,120
				2,635,071
	Health Care - Products 0.9%
	Abbott Laboratories 3.75%, due 11/30/26		785,000	782,797
	Becton Dickinson & Co.
	2.133%, due 6/6/19		1,000,000	994,066
	3.70%, due 6/6/27		845,000	808,020
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		1,105,000	1,099,878
	Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,201,559
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		525,000	508,989
				5,395,309
	Health Care - Services 0.2%
	Cigna Corp. 4.375%, due 12/15/20		135,000	137,349
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		1,255,000	1,254,988
				1,392,337
	Holding Company - Diversified 0.2%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		925,000	859,589

	Home Builders 0.4%
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,106,875
	4.50%, due 11/15/19		200,000	201,500
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,122,000
				2,430,375
	Insurance 2.5%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	78,697
	AXA Equitable Holdings, Inc. 5.00%, due 4/20/48 (a)		830,000	775,320
	Berkshire Hathaway Finance Corp. 4.20%, due 8/15/48		820,000	814,506
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,274,112
	Jackson National Life Global Funding (a)
	2.20%, due 1/30/20		1,295,000	1,279,371
	2.811% (3 Month LIBOR + 0.48%), due 6/11/21 (b)		1,895,000	1,903,872
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23		295,000	298,281
	7.80%, due 3/7/87		820,000	959,400
	Markel Corp. 5.00%, due 4/5/46		475,000	485,813
	MassMutual Global Funding II (a)
	2.50%, due 10/17/22		1,270,000	1,224,020
	2.95%, due 1/11/25		365,000	347,303
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		735,000	727,201
	Oil Insurance, Ltd. 5.378% (3 Month LIBOR + 2.982%), due 10/29/18 (a)(b)(d)		580,000	552,532
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)		765,000	752,977
	Principal Life Global Funding II 2.375%, due 11/21/21 (a)		1,470,000	1,414,857
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,008,217
	Prudential Financial, Inc. 5.625%, due 6/15/43 (c)		795,000	828,788
	Voya Financial, Inc. 3.65%, due 6/15/26		310,000	295,333
				15,020,600
	Internet 0.2%
	Expedia Group, Inc.
	3.80%, due 2/15/28		157,000	144,708
	5.00%, due 2/15/26		22,000	22,410
	Tencent Holdings, Ltd. (China) (a)
	3.595%, due 1/19/28		440,000	416,466
	3.925%, due 1/19/38		675,000	609,577
				1,193,161
	Iron & Steel 0.3%
	ArcelorMittal 7.00%, due 10/15/39 (Luxembourg)		1,000,000	1,162,352
	Vale Overseas, Ltd. 6.875%, due 11/21/36 (Brazil)		635,000	737,362
				1,899,714
	Lodging 0.3%
	Marriott International, Inc.
	2.30%, due 1/15/22		890,000	853,409
	7.15%, due 12/1/19		125,000	130,225
	Sands China, Ltd. (Macao) (a)
	4.60%, due 8/8/23		355,000	354,928
	5.125%, due 8/8/25		460,000	458,965
				1,797,527
	Machinery - Diversified 0.3%
	CNH Industrial Capital LLC
	4.20%, due 1/15/24		545,000	543,134
	4.875%, due 4/1/21		1,445,000	1,480,869
				2,024,003
	Media 0.8%
	21st Century Fox America, Inc. 3.00%, due 9/15/22		800,000	787,646
	Comcast Corp. 5.70%, due 7/1/19		1,595,000	1,627,861
	Grupo Televisa S.A.B. 6.625%, due 1/15/40 (Mexico)		525,000	594,721
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (a)		340,000	339,105
	Time Warner Entertainment Co., L.P.
	8.375%, due 3/15/23		355,000	410,885
	8.375%, due 7/15/33		355,000	440,892
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (a)		765,000	764,044
				4,965,154
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,412,075

	Mining 0.3%
	Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		455,000	455,902
	FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (Australia) (a)		800,000	778,000
	Teck Resources, Ltd. 6.00%, due 8/15/40 (Canada)		720,000	734,400
				1,968,302
	Miscellaneous - Manufacturing 0.3%
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (a)		760,000	741,547
	Textron Financial Corp. 4.049% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	1,129,888
				1,871,435
	Oil & Gas 0.8%
	Andeavor 5.125%, due 12/15/26		450,000	470,759
	Gazprom OAO Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		640,000	712,000
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		1,465,000	1,483,532
	Valero Energy Corp.
	3.65%, due 3/15/25		1,000,000	977,941
	6.625%, due 6/15/37		950,000	1,148,550
				4,792,782
	Packaging & Containers 0.1%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		823,742	825,801

	Pharmaceuticals 0.5%
	Allergan Funding SCS
	2.45%, due 6/15/19		665,000	662,802
	3.45%, due 3/15/22		1,005,000	998,264
	GlaxoSmithKline Capital PLC 2.669% (3 Month LIBOR + 0.35%), due 5/14/21 (United Kingdom) (b)		1,260,000	1,266,772
				2,927,838
	Pipelines 0.5%
	MPLX, L.P. 5.50%, due 2/15/23		925,000	943,780
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		315,000	313,081
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	821,557
	Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		840,000	817,564
				2,895,982
	Real Estate Investment Trusts 1.2%
	American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,005,868
	Crown Castle International Corp.
	3.40%, due 2/15/21		920,000	917,640
	5.25%, due 1/15/23		1,290,000	1,352,392
	Digital Realty Trust, L.P.
	2.75%, due 2/1/23		45,000	42,982
	3.70%, due 8/15/27		170,000	161,500
	Essex Portfolio, L.P. 3.375%, due 4/15/26		545,000	516,310
	Iron Mountain, Inc. (a)
	4.875%, due 9/15/27		790,000	724,825
	5.25%, due 3/15/28		610,000	565,775
	Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	688,517
	UDR, Inc. 3.50%, due 7/1/27		725,000	685,634
	Welltower, Inc. 4.00%, due 6/1/25		310,000	305,839
				6,967,282
	Retail 1.3%
	Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		2,290,000	2,154,092
	CVS Health Corp.
	4.00%, due 12/5/23		1,355,000	1,357,789
	4.78%, due 3/25/38		400,000	398,084
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(f)		34,897	36,159
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,386,374
	Dollar Tree, Inc. 3.70%, due 5/15/23		320,000	315,861
	McDonald's Corp. 3.35%, due 4/1/23		1,085,000	1,075,780
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	957,259
				7,681,398
	Semiconductors 0.1%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		590,000	595,162

	Software 0.5%
	MSCI, Inc. 5.75%, due 8/15/25 (a)		1,315,000	1,374,175
	PTC, Inc. 6.00%, due 5/15/24		516,000	538,575
	salesforce.com, Inc.
	3.25%, due 4/11/23		510,000	506,310
	3.70%, due 4/11/28		690,000	684,096
				3,103,156
	Telecommunications 1.9%
¤	AT&T, Inc.
	3.514% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		755,000	758,398
	4.90%, due 8/15/37 (a)		670,000	642,970
	CommScope Technologies LLC 6.00%, due 6/15/25 (a)		475,000	489,250
	CommScope, Inc. 5.00%, due 6/15/21 (a)		985,000	986,231
	Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		990,000	999,078
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		405,000	413,100
	Rogers Communications, Inc. (Canada)
	3.625%, due 12/15/25		535,000	522,664
	5.45%, due 10/1/43		135,000	146,712
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
	3.36%, due 3/20/23		1,432,500	1,427,128
	4.738%, due 9/20/29		940,000	939,577
	Telecom Italia Capital S.A. (Italy)
	7.175%, due 6/18/19		690,000	702,075
	7.721%, due 6/4/38		510,000	540,600
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (Italy) (a)		385,000	374,894
	Telefonica Emisiones SAU (Spain)
	5.134%, due 4/27/20		800,000	822,203
	5.462%, due 2/16/21		175,000	182,712
¤	Verizon Communications, Inc. 3.414% (3 Month LIBOR + 1.1%), due 5/15/25 (b)		985,000	993,544
				10,941,136
	Textiles 0.3%
	Cintas Corp. No 2 3.70%, due 4/1/27		1,540,000	1,499,843

	Transportation 0.1%
	XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		277,000	286,002

	Total Corporate Bonds (Cost $214,691,315)			211,860,833

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	808,738

	Total Foreign Bonds (Cost $853,108)			808,738

	Loan Assignments 5.5% (b)
	Advertising 0.3%
	Allied Universal Holdco LLC 2015 Term Loan 6.136% (3 Month LIBOR + 3.75%), due 7/28/22		$941,762	923,711
	Outfront Media Capital LLC 2017 Term Loan B 4.075% (1 Month LIBOR + 2.00%), due 3/18/24		800,000	803,143
				1,726,854
	Building Materials 0.3%
	Builders FirstSource, Inc. 2017 Term Loan B 5.386% (3 Month LIBOR + 3.00%), due 2/29/24		687,688	687,812
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 11/15/23		865,385	866,466
				1,554,278
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 4.136% (3 Month LIBOR + 1.75%), due 6/1/24		865,625	866,904

	Commercial Services 0.2%
	Global Payments Inc. 2018 Term Loan B3 3.992% (1 Month LIBOR + 1.75%), due 4/21/23		472,800	473,222
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.742% (3 Month LIBOR + 3.50%), due 7/14/23		980,198	980,198
				1,453,420
	Computers 0.1%
	Tempo Acquisition LLC Term Loan 5.242% (1 Month LIBOR + 3.00%), due 5/1/24		859,125	861,917

	Containers, Packaging & Glass 0.2%
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24		938,125	937,120
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.992% (1 Month LIBOR + 2.75%), due 2/5/23		294,013	295,320
				1,232,440
	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 7.19% (2 Month LIBOR + 5.00%), due 1/31/24		736,875	745,165

	Electronics 0.1%
	Worldpay, LLC 2018 1st Lien Term Loan B4 3.884% (1 Month LIBOR + 1.75%), due 8/9/24		796,000	796,896

	Environmental Controls 0.5%
	Advanced Disposal Services, Inc. Term Loan B3 4.413% (1 Week LIBOR + 2.25%), due 11/10/23		1,682,867	1,688,231
	GFL Environmental, Inc. 2018 Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 5/30/25 (Canada)		1,117,972	1,118,670
				2,806,901
	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 6/27/23		1,896,350	1,901,618

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 6/30/25		1,026,579	1,029,329
	Sterigenics-Nordion Holdings LLC 2017 Term Loan 5.242% (1 Month LIBOR + 3.00%), due 5/15/22		1,058,875	1,059,934
				2,089,263
	Healthcare, Education & Childcare 0.3%
	ExamWorks Group, Inc. 2017 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/27/23		1,313,300	1,322,602
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 10.386% (3 Month LIBOR + 8.00%), due 12/31/23 (g)		600,000	573,000
				1,895,602
	Holding Company - Diversified 0.1%
	Titan Acquisition, Ltd. 2018 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 3/28/25 (Canada)		825,850	799,268

	Hotels, Motels, Inns & Gaming 0.4%
	Las Vegas Sands LLC 2018 Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 3/27/25		1,383,050	1,381,479
	Scientific Games International, Inc. 2018 Term Loan B5 5.034% (2 Month LIBOR + 2.75%), due 8/14/24		794,010	792,521
				2,174,000
	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 5/15/23 (Canada)		2,488,603	2,474,604
	Prestige Brands, Inc. Term Loan B4 4.242% (1 Month LIBOR + 2.00%), due 1/26/24		624,629	624,141
				3,098,745
	Insurance 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 6/7/23		1,214,697	1,216,595

	Media 0.3%
	Nielsen Finance LLC Term Loan B4 4.133% (1 Month LIBOR + 2.00%), due 10/4/23		316,000	315,407
	Virgin Media Bristol LLC Term Loan K 4.658% (1 Month LIBOR + 2.50%), due 1/15/26		1,300,000	1,301,625
				1,617,032
	Packaging & Containers 0.1%
	Albea Beauty Holdings SA 2018 Term Loan B2 5.195% (3 Month LIBOR + 2.75%), due 4/22/24 (France)		825,850	821,205

	Software 0.2%
	First Data Corp. 2024 Term Loan 4.212% (1 Month LIBOR + 2.00%), due 4/26/24		922,931	923,421

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 4.432% (1 Month LIBOR + 2.25%), due 2/22/24		3,500,000	3,507,777

	Transportation 0.1%
	XPO Logistics, Inc. 2018 Term Loan B 4.23% (1 Month LIBOR + 2.00%), due 2/24/25		565,000	567,574

	Total Loan Assignments (Cost $32,604,964)			32,656,875

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.295% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		63,462	61,000
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		460,074	478,089
	Wells Fargo Commercial Mortgage Trust (a)(h)
	Series 2018-1745, Class A 3.874%, due 6/15/36		1,150,000	1,138,644
	Series 2018-AUS, Class A 4.194%, due 7/17/36		1,150,000	1,157,572
				2,835,305
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.80% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(f)(g)(i)		253,820	237,010

	Whole Loan Collateral (Collateralized Mortgage Obligation) 0.3%
	American Tower Trust I Series-2013, Class 2A 3.07%, due 3/15/48 (a)		1,650,000	1,611,637

	Total Mortgage-Backed Securities (Cost $4,703,376)			4,683,952

	U.S. Government & Federal Agencies 7.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
	3.00%, due 12/1/47		2,612,488	2,501,572
	3.50%, due 2/1/48		4,457,748	4,390,078
				6,891,650
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.7%
	4.00%, due 4/1/48		6,396,007	6,461,815
	4.00%, due 4/1/48 TBA (j)		2,000,000	2,019,531
	4.50%, due 5/1/48 TBA (j)		7,500,000	7,736,471
	6.00%, due 4/1/37		14,059	14,585
				16,232,402
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
	3.50%, due 8/20/47		3,217,387	3,201,619

¤	United States Treasury Bonds 1.6%
	2.75%, due 11/15/47		900,000	823,887
	3.125%, due 5/15/48		3,350,000	3,305,377
	4.375%, due 11/15/39		4,570,000	5,422,769
				9,552,033
¤	United States Treasury Notes 1.5%
	1.75%, due 5/15/23		2,590,000	2,456,554
	2.75%, due 4/30/23		4,050,000	4,016,619
	2.875%, due 8/15/28		2,300,000	2,264,602
				8,737,775
	Total U.S. Government & Federal Agencies (Cost $44,914,182)			44,615,479
	Total Long-Term Bonds (Cost $299,944,522)			296,720,344

		Shares
	Common Stocks 43.9%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)	403,784	3,314,588
	Lockheed Martin Corp.	5,639	1,950,869
			5,265,457
	Air Freight & Logistics 0.7%
	Deutsche Post A.G., Registered (Germany)	56,928	2,029,817
	United Parcel Service, Inc., Class B	16,008	1,868,934
			3,898,751
	Auto Components 0.3%
	Cie Generale des Etablissements Michelin SCA (France)	14,278	1,706,651

	Automobiles 0.4%
	Daimler A.G., Registered Shares (Germany)	34,120	2,153,078

	Banks 2.3%
	BB&T Corp.	26,742	1,298,057
	Commonwealth Bank of Australia (Australia)	31,802	1,641,578
	Lloyds Banking Group PLC (United Kingdom)	2,648,661	2,046,158
	People's United Financial, Inc.	89,504	1,532,308
	Royal Bank of Canada (Canada)	24,281	1,946,390
	Svenska Handelsbanken A.B., Class A (Sweden)	150,480	1,900,599
	Wells Fargo & Co.	27,409	1,440,617
	Westpac Banking Corp. (Australia)	105,234	2,124,590
			13,930,297
	Beverages 0.8%
	Coca-Cola Co.	37,187	1,717,667
	Diageo PLC (United Kingdom)	38,848	1,376,752
	PepsiCo., Inc.	16,827	1,881,259
			4,975,678
	Biotechnology 0.3%
	AbbVie, Inc.	19,573	1,851,214

	Capital Markets 1.0%
	BlackRock, Inc.	3,029	1,427,659
	CME Group, Inc.	8,277	1,408,828
	Macquarie Group, Ltd. (Australia)	15,576	1,419,098
	Singapore Exchange, Ltd. (Singapore)	258,322	1,392,658
			5,648,243
	Chemicals 1.2%
	BASF S.E. (Germany)	28,464	2,529,835
	DowDuPont, Inc.	27,106	1,743,187
	LyondellBasell Industries N.V., Class A	6,352	651,049
	Nutrien, Ltd. (Canada)	41,204	2,377,471
			7,301,542
	Commercial Services & Supplies 0.0% ‡
	Quad/Graphics, Inc.	6	125

	Communications Equipment 0.6%
	Cisco Systems, Inc.	78,680	3,827,782

	Construction & Engineering 0.4%
	Vinci S.A. (France)	22,808	2,171,991

	Diversified Telecommunication Services 4.1%
¤	AT&T, Inc.	119,157	4,001,292
	BCE, Inc. (Canada)	103,369	4,187,899
	CenturyLink, Inc.	90,868	1,926,402
	Deutsche Telekom A.G., Registered (Germany)	226,139	3,645,629
	Singapore Telecommunications, Ltd. (Singapore)	586,196	1,389,248
	Swisscom A.G., Registered (Switzerland)	4,292	1,947,887
	TELUS Corp. (Canada)	57,503	2,119,551
¤	Verizon Communications, Inc.	90,868	4,851,443
			24,069,351
	Electric Utilities 4.0%
	American Electric Power Co., Inc.	27,560	1,953,453
	Duke Energy Corp.	50,846	4,068,697
	Entergy Corp.	37,202	3,018,198
	FirstEnergy Corp.	64,854	2,410,623
	PPL Corp.	89,777	2,626,875
	Red Electrica Corp. S.A. (Spain)	119,883	2,510,991
	Southern Co.	39,203	1,709,251
	SSE PLC (United Kingdom)	112,466	1,679,901
	Terna Rete Elettrica Nazionale S.p.A. (Italy)	725,514	3,875,691
			23,853,680
	Electrical Equipment 0.9%
	Eaton Corp. PLC	39,658	3,439,538
	Emerson Electric Co.	23,558	1,804,072
			5,243,610
	Equity Real Estate Investment Trusts 1.8%
	Iron Mountain, Inc.	73,222	2,527,624
	Public Storage	7,458	1,503,757
	Unibail-Rodamco-Westfield (France) (k)	15,298	3,076,690
	Welltower, Inc.	56,395	3,627,326
			10,735,397
	Food Products 0.9%
	Kraft Heinz Co.	11,060	606,970
	Nestle S.A., Registered (Switzerland)	31,060	2,589,494
	Orkla ASA (Norway)	229,846	1,941,847
			5,138,311
	Gas Utilities 0.4%
	Naturgy Energy Group S.A. (Spain)	76,681	2,093,107

	Health Care Providers & Services 0.2%
	Sonic Healthcare, Ltd. (Australia)	75,842	1,365,626

	Hotels, Restaurants & Leisure 0.7%
	Las Vegas Sands Corp.	33,564	1,991,352
	McDonald's Corp.	12,279	2,054,154
			4,045,506
	Household Durables 0.3%
	Leggett & Platt, Inc.	46,753	2,047,314

	Household Products 0.7%
	Kimberly-Clark Corp.	19,010	2,160,297
	Procter & Gamble Co.	21,466	1,786,615
			3,946,912
	Industrial Conglomerates 0.3%
	Siemens A.G., Registered (Germany)	13,814	1,769,716

	Insurance 3.8%
	Allianz S.E., Registered (Germany)	20,544	4,579,703
	Arthur J. Gallagher & Co.	21,557	1,604,703
	Assicurazioni Generali S.p.A. (Italy)	99,880	1,725,570
¤	AXA S.A. (France)	183,875	4,942,251
	MetLife, Inc.	70,156	3,277,688
	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	20,119	4,455,763
	SCOR S.E. (France)	42,035	1,952,190
			22,537,868
	Media 0.0% ‡
	ION Media Networks, Inc.3/12/10 (f)(g)(i)(k)(l)	8	4,954

	Multi-Utilities 1.7%
	Ameren Corp.	30,653	1,937,883
	Dominion Energy, Inc.	41,841	2,940,585
	National Grid PLC (United Kingdom)	318,021	3,280,421
	WEC Energy Group, Inc.	28,197	1,882,432
			10,041,321
	Oil, Gas & Consumable Fuels 4.8%
	Enterprise Products Partners, L.P.	114,791	3,297,946
	Equinor ASA (Norway)	72,452	2,043,033
	Exxon Mobil Corp.	38,021	3,232,545
	Magellan Midstream Partners, L.P.	32,472	2,199,004
	Occidental Petroleum Corp.	43,933	3,609,975
	Pembina Pipeline Corp. (Canada)	71,446	2,427,720
	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	63,580	4,332,341
	Snam S.p.A. (Italy)	602,942	2,512,465
	TOTAL S.A. (France)	74,637	4,838,945
			28,493,974
	Personal Products 0.4%
	Unilever PLC (United Kingdom)	48,398	2,659,536

	Pharmaceuticals 4.1%
	AstraZeneca PLC, Sponsored ADR (United Kingdom)	122,250	4,837,432
	GlaxoSmithKline PLC (United Kingdom)	219,184	4,390,399
	Johnson & Johnson	13,462	1,860,045
	Merck & Co., Inc.	30,653	2,174,524
	Novartis A.G., Registered (Switzerland)	32,914	2,830,591
	Pfizer, Inc.	84,390	3,719,067
	Roche Holding A.G. (Switzerland)	10,847	2,627,750
	Sanofi (France)	23,735	2,109,805
			24,549,613
	Semiconductors & Semiconductor Equipment 1.3%
	Intel Corp.	36,293	1,716,296
	QUALCOMM, Inc.	27,287	1,965,483
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	36,202	1,598,680
	Texas Instruments, Inc.	24,559	2,634,935
			7,915,394
	Software 0.6%
	Micro Focus International PLC (United Kingdom)	70,862	1,320,308
	Microsoft Corp.	19,283	2,205,397
			3,525,705
	Textiles, Apparel & Luxury Goods 0.3%
	Hanesbrands, Inc.	87,041	1,604,166

	Tobacco 2.6%
	Altria Group, Inc.	69,402	4,185,635
	British American Tobacco PLC (United Kingdom)	54,888	2,564,388
	British American Tobacco PLC, Sponsored ADR (United Kingdom)	25,650	1,196,060
	Imperial Brands PLC (United Kingdom)	117,751	4,099,362
	Philip Morris International, Inc.	38,385	3,129,913
			15,175,358
	Wireless Telecommunication Services 1.1%
	Rogers Communications, Inc., Class B (Canada)	56,049	2,882,619
	Vodafone Group PLC (United Kingdom)	1,586,582	3,401,780
			6,284,399

	Total Common Stocks (Cost $239,367,291)		259,831,627

	Short-Term Investments 6.5%
	Affiliated Investment Company 4.8%
	MainStay U.S. Government Liquidity Fund, 1.75% (m)	28,050,656	28,050,656
	Total Affiliated Investment Companies (Cost $28,050,656)		28,050,656

	Principal Amount
U.S. Government 1.7%
United States Treasury Bills 1.948%, due 10/4/18 (n)	$10,000,000	9,998,400
Total U.S. Government (Cost $9,998,400)		9,998,400
Total Short-Term Investments (Cost $38,049,056)		38,049,056
Total Investments (Cost $577,360,869)	100.5%	594,601,027
Other Assets, Less Liabilities	(0.5)	(2,691,521)
Net Assets	100.0%	$591,909,506

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon - Rate shown was the rate in effect as of September 30, 2018.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued securities was $278,123, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2018.
(i)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $241,964, which represented less than one-tenth of a percent of the Portfolio's net assets.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2018, the total net market value of these securities was $9,756,002, which represented 1.6% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	Restricted security.
(m)	Current yield as of September 30, 2018.
(n)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of September 30, 2018, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	32,635,913	EUR	27,735,000	JPMorgan Chase Bank N.A.	11/1/18	$358,755
USD	17,999,988	GBP	13,625,000	JPMorgan Chase Bank N.A.	11/1/18	217,559
Total unrealized appreciation						576,314
GBP	50,000	USD	65,892	JPMorgan Chase Bank N.A.	11/1/18	(635)
JPY	2,059,000,000	USD	18,694,389	JPMorgan Chase Bank N.A.	11/1/18	(533,314)
USD	6,237,213	CAD	8,140,000	JPMorgan Chase Bank N.A.	11/1/18	(69,100)
Total unrealized depreciation						(603,049)
Net unrealized appreciation						$(26,735)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	241	December 2018	$27,321,820	$27,106,852	$(214,968)
10-Year United States Treasury Note	163	December 2018	19,554,234	19,361,344	(192,890)
10-Year United States Treasury Ultra Note	(23)	December 2018	(2,947,541)	(2,898,000)	49,541
Euro Stoxx 50	170	December 2018	6,509,855	6,685,212	175,357
Nikkei 225	210	December 2018	20,497,934	22,317,814	1,819,880
Standard & Poor's 500 Index Mini	455	December 2018	65,506,648	66,407,250	900,602
United States Treasury Ultra Bond	142	December 2018	22,707,024	21,907,937	(799,087)
			$159,149,974	$160,888,409	$1,738,435

1.	As of September 30, 2018, cash in the amount of $5,103,626 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,094,467	$—	$2,094,467
Corporate Bonds	—	211,860,833	—	211,860,833
Foreign Bonds	—	808,738	—	808,738
Loan Assignments (b)	—	32,083,875	573,000	32,656,875
Mortgage-Backed Securities (c)	—	4,446,942	237,010	4,683,952
U.S. Government & Federal Agencies	—	44,615,479	—	44,615,479
Total Long-Term Bonds	—	295,910,334	810,010	296,720,344
Common Stocks (d)	259,826,673	—	4,954	259,831,627
Short-Term Investments
Affiliated Investment Company	28,050,656	—	—	28,050,656
U.S. Government	—	9,998,400	—	9,998,400
Total Short-Term Investments	28,050,656	9,998,400	—	38,049,056
Total Investments in Securities	287,877,329	305,908,734	814,964	594,601,027
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	576,314	—	576,314
Futures Contracts (e)	2,945,380	—	—	2,945,380
Total Other Financial Instruments	2,945,380	576,314	—	3,521,694
Total Investments in Securities and Other Financial Instruments	$290,822,709	$306,485,048	$814,964	$598,122,721

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(603,049)	$—	$(603,049)
Futures Contracts (e)	(1,206,945)	—	—	(1,206,945)
Total Other Financial Instruments	$(1,206,945)	$(603,049)	$—	$(1,809,994)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $573,000 is held in Healthcare, Education & Childcare within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $237,010 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $4,954 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Long-Term Bonds
Loan Assignments
Commercial Services	$478,782	$-	$-	$(2,382)	$-	$(476,400)	$-		$-	$-
Electrical Components & Equipment	749,925	-	-	-	-	-	-	(749,925)	-	-
Healthcare, Education & Childcare	588,000	1,123	-	(16,123)	-	-	-	-	573,000	(16,123)
Iron & Steel	958,272	(270)	1,767	(3,887)	-	(955,882)	-	-	-	-
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	247,534	-	-	9,604	-	(20,128)	-	-	237,010	9,604
Common Stocks
Media	5,429	-	-	(475)	-	-	-	-	4,954	(475)
Total	$3,027,942	$853	$1,767	$(13,263)	$-	$(1,452,410)	$-	$(749,925)	$814,964	$(6,994)

(a) Sales include principal reductions.

MainStay VP IQ Hedge Multi-Strategy Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Shares	Value
Exchange-Traded Funds 99.8% †
Bonds 68.2%
Convertible Bonds 4.9%
SPDR Bloomberg Barclays Convertible Securities ETF	1,369	$73,844

Floating Rate 6.1%
Invesco Senior Loan ETF	2,752	63,764
SPDR Blackstone / GSO Senior Loan ETF	613	29,025
		92,789
High Yield Corporate Bond 6.2%
Xtrackers USD High Yield Corporate Bond ETF	1,883	93,886

International Bond 2.7%
Invesco Emerging Markets Sovereign Debt ETF	203	5,477
iShares JP Morgan USD Emerging Markets Bond ETF	172	18,543
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	73	1,921
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	898	14,781
WisdomTree Emerging Markets Local Debt Fund	19	624
		41,346
Investment Grade Corporate Bond 16.0%
iShares Broad USD Investment Grade Corporate Bond ETF	67	3,593
SPDR Portfolio Short Term Corporate Bond ETF	631	19,044
Vanguard Intermediate-Term Corporate Bond ETF	1,516	126,631
Vanguard Short-Term Corporate Bond ETF	1,178	92,072
		241,340
Treasury Inflation Protected Securities 2.3%
iShares 0-5 Year TIPS Bond ETF	85	8,396
PIMCO 1-5 Year U.S. TIPS Index ETF (a)	68	3,490
Vanguard Short-Term Inflation-Protected Securities ETF	460	22,250
		34,136
U.S. Medium Term Treasury Bond 2.9%
iShares 3-7 Year Treasury Bond ETF	207	24,648
Schwab Intermediate-Term U.S. Treasury ETF	189	9,788
Vanguard Intermediate-Term Treasury ETF	144	8,941
		43,377
U.S. Short Term Treasury Bond 27.1%
Goldman Sachs Access Treasury 0-1 Year ETF	323	32,352
Invesco Treasury Collateral ETF	88	9,280
iShares Short Treasury Bond ETF	2,721	300,507
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	732	67,036
		409,175
Total Bonds (Cost $1,027,088)		1,029,893

Commodities 1.3%
Broad 0.1%
iPath Bloomberg Commodity Index Total Return ETN (a)	26	618
Invesco DB Commodity Index Tracking Fund (a)	95	1,707
		2,325
Gold 1.2%
SPDR Gold Shares (a)	158	17,816
Total Commodities (Cost $20,139)		20,141

Currencies 1.6%
Australian Dollar 0.5%
Invesco CurrencyShares Australian Dollar Trust	97	7,018

British Pound 0.0% ‡
Invesco CurrencyShares British Pound Sterling Trust (a)	5	632

Japanese Yen 1.1%
Invesco CurrencyShares Japanese Yen Trust (a)	193	16,241

Total Currencies (Cost $24,070)		23,891

Equity 28.4%
Asia ex Japan Equity 0.2%
Vanguard FTSE Pacific ETF	17	1,209
iShares MSCI Pacific ex Japan ETF	15	681
iShares MSCI All Country Asia ex Japan ETF	17	1,200
		3,090
BRIC Equity 2.5%
SPDR S&P China ETF	44	4,253
iShares MSCI China ETF	232	13,895
iShares China Large-Cap ETF	455	19,483
		37,631
Emerging Small Cap Equity 1.4%
SPDR S&P Emerging Markets SmallCap ETF	475	21,275

Europe Equity 2.3%
Xtrackers MSCI Europe Hedged Equity ETF	1,210	34,570

International Equity Core 2.0%
Xtrackers MSCI EAFE Hedged Equity ETF	917	29,656

International Large Cap Growth 1.1%
iShares MSCI EAFE Growth ETF	204	16,334

International Small Cap Equity 6.3%
Vanguard FTSE All World ex-U.S. Small-Cap ETF	279	31,293
SPDR S&P International Small Cap ETF	142	4,879
iShares MSCI EAFE Small-Cap ETF	952	59,290
		95,462
Japan Equity 1.7%
Xtrackers MSCI Japan Hedged Equity ETF	569	25,355

U.S. Large Cap Core 1.5%
Technology Select Sector SPDR Fund	12	904
Financial Select Sector SPDR Fund	775	21,375
		22,279
U.S. Large Cap Growth 4.6%
Vanguard Growth ETF	151	24,317
SPDR Portfolio S&P 500 Growth ETF	60	2,295
iShares S&P 500 Growth ETF	83	14,705
iShares Russell 1000 Growth ETF	186	29,012
		70,329
U.S. Large Cap Value 1.2%
Vanguard Value ETF	74	8,190
SPDR Portfolio S&P 500 Value ETF	9	280
iShares S&P 500 Value ETF	24	2,780
iShares Russell 1000 Value ETF	56	7,091
		18,341
U.S. Multi Cap 0.3%
iShares Core S&P Total US Stock Market ETF	7	467
Vanguard Total Stock Market ETF	22	3,292
Schwab U.S. Broad Market ETF	6	422
		4,181
U.S. Preferred 0.2%
iShares U.S. Preferred Stock ETF	63	2,339
Invesco Preferred ETF	51	731
		3,070
U.S. Small Cap Core 0.4%
Vanguard Small-Cap ETF	11	1,788
Schwab U.S. Small-Cap ETF	8	609
iShares Russell 2000 ETF	21	3,540
		5,937
U.S. Small Cap Growth 2.7%
Vanguard Small-Cap Growth ETF	73	13,675
iShares S&P Small-Cap 600 Growth ETF	53	10,692
iShares Russell 2000 Growth ETF	79	16,991
		41,358
Total Equity (Cost $421,870)		428,868

Volatility 0.3%
Volatility 0.3%
iPATH S&P 500 VIX Short-Term Futures ETN (a)	164	4,374

Total Volatility (Cost $4,779)		4,374
Total Exchange-Traded Funds (Cost $1,497,946)		1,507,167

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 1.75% (b)	2,497	2,497
Total Short-Term Investment (Cost $2,497)		2,497
Total Investments (Cost $1,500,443)	100.0%	1,509,664
Other Assets, Less Liabilities	0.0 ‡	145
Net Assets	100.0%	$1,509,809

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2018.

Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2018 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Merrill Lynch	First Trust Dow Jones Internet Index Fund	1 month LIBOR minus 0.00%	4/02/2020	Monthly	$(1)	$14
Morgan Stanley & Co.	First Trust Dow Jones Internet Index Fund	1 month LIBOR minus 2.42%	9/15/2020	Monthly	(1)	15
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	2
Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	2	2
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	6
Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	6
Morgan Stanley & Co.	Invesco DB Commodity Index Tracking Fund	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	3
Merrill Lynch	Invesco DB Commodity Index Tracking Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	3
Merrill Lynch	Invesco Emerging Markets Sovereign Debt ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	5
Morgan Stanley & Co.	Invesco Emerging Markets Sovereign Debt ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	5
Morgan Stanley & Co.	Invesco KBW Bank ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	—	15
Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	—	15
Morgan Stanley & Co.	Invesco S&P 500 Low Volatiility	1 month LIBOR minus 1.92%	9/15/2020	Monthly	(3)	28
Merrill Lynch	Invesco S&P 500 Low Volatiility	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	28
Morgan Stanley & Co.	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	3	8
Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3	8
Merrill Lynch	iPath Bloomberg Commodity Index Total Return ETN	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	1
Morgan Stanley & Co.	iPath Bloomberg Commodity Index Total Return ETN	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	1
Morgan Stanley & Co.	iShares China Large-Cap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	109
Morgan Stanley & Co.	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	23
Merrill Lynch	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	23
Morgan Stanley & Co.	iShares MBS ETF	1 month LIBOR minus 2.17%	9/15/2020	Monthly	(5)	4
Merrill Lynch	iShares MBS ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(5)	4
Morgan Stanley & Co.	iShares MSCI All Country Asia ex Japan ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	2
Merrill Lynch	iShares MSCI All Country Asia ex Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	2
Morgan Stanley & Co.	iShares MSCI China ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	71
Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	18
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	18
Morgan Stanley & Co.	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	3	49
Merrill Lynch	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3	49
Merrill Lynch	iShares MSCI Pacific ex Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	1
Morgan Stanley & Co.	iShares MSCI Pacific ex Japan ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	1
Morgan Stanley & Co.	iShares Russell 1000 Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	13
Merrill Lynch	iShares Russell 1000 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	13
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	1 month LIBOR minus 0.72%	9/15/2020	Monthly	(3)	29
Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	29
Morgan Stanley & Co.	iShares S&P 500 Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	9
Merrill Lynch	iShares S&P 500 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	9
Morgan Stanley & Co.	iShares S&P Small CAP 600 Value ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(2)	25
Merrill Lynch	iShares S&P Small CAP 600 Value ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(2)	25
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	15	14
Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	15	14
Morgan Stanley & Co.	iShares U.S. Real Estate ETF	1 month LIBOR minus 0.67%	9/15/2020	Monthly	—	3
Merrill Lynch	iShares U.S. Real Estate ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	—	3
Merrill Lynch	Materials Select Sector SPDR Fund	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(2)	34
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(2)	43
Merrill Lynch	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	6
Morgan Stanley & Co.	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	6
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	3	3
Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3	3
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	4	40
Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	4	40
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	3
Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	3
Morgan Stanley & Co.	SPDR Dow Jones REIT ETF	1 month LIBOR minus 1.92%	9/15/2020	Monthly	—	2
Merrill Lynch	SPDR Dow Jones REIT ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	—	2
Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	1
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	1
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	1
Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	1
Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	68
Morgan Stanley & Co.	SPDR S&P Bank ETF	1 month LIBOR minus 0.67%	9/15/2020	Monthly	(1)	73
Morgan Stanley & Co.	SPDR S&P China ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	20
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	8
Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	8
Morgan Stanley & Co.	SPDR S&P International Small Cap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	5
Merrill Lynch	SPDR S&P International Small Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	5
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	1
Morgan Stanley & Co.	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR minus 1.92%	9/15/2020	Monthly	(2)	7
Merrill Lynch	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(2)	7
Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	27
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	27
Morgan Stanley & Co.	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	17
Merrill Lynch	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	2	17
Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	3
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	3
Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	13
Morgan Stanley & Co.	Vanguard Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	13
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(3)	4
Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	4
Morgan Stanley & Co.	Vanguard Real Estate ETF	1 month LIBOR minus 0.42%	9/15/2020	Monthly	(1)	21
Merrill Lynch	Vanguard Real Estate ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	21
Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	5	5
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	5	5
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(4)	30
Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(4)	30
Morgan Stanley & Co.	Vanguard Total Stock Market ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	Vanguard Total Stock Market ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	1
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	1
Merrill Lynch	Xtrackers MSCI EAFE Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	50
Morgan Stanley & Co.	Xtrackers MSCI EAFE Hedged Equity ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	50
Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	2	35
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	35
Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	88
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	88
Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	5	23
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	5	23
					$166	$1,750

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	1 month LIBOR minus 0.40%	9/15/2020	Monthly	$—	$(11)
Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR minus 0.00%	4/02/2020	Monthly	—	(14)
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	(58)
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(1)	(18)
Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(6)	(6)
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR minus 3.17%	9/15/2020	Monthly	(6)	(6)
Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(15)
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(15)
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(5)	(2)
Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(5)	(2)
Morgan Stanley & Co.	Invesco Preferred ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(1)
Merrill Lynch	Invesco Preferred ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(1)
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Merrill Lynch	iPATH S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(20)
Morgan Stanley & Co.	iPATH S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(20)
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(2)
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(2)
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	(25)
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(1)	(25)
Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	(128)
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(3)	(128)
Merrill Lynch	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	(88)
Morgan Stanley & Co.	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR minus 0.92%	9/15/2020	Monthly	(3)	(88)
Merrill Lynch	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(6)	(37)
Morgan Stanley & Co.	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR minus 0.77%	9/15/2020	Monthly	(6)	(37)
Morgan Stanley & Co.	iShares Europe ETF	1 month LIBOR minus 0.00%	9/13/2118	Monthly	—	(6)
Merrill Lynch	iShares Europe ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	—	(6)
Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(8)	(9)
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(8)	(9)
Morgan Stanley & Co.	iShares MSCI Eurozone ETF	1 month LIBOR minus 0.00%	9/13/2118	Monthly	(1)	(15)
Merrill Lynch	iShares MSCI Eurozone ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	(15)
Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	(185)
Morgan Stanley & Co.	iShares MSCI Japan ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(3)	(185)
Morgan Stanley & Co.	iShares Russell 1000 Value ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(1)
Merrill Lynch	iShares Russell 1000 Value ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(1)
Morgan Stanley & Co.	iShares Russell 2000 ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(2)
Merrill Lynch	iShares Russell 2000 ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(2)
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(12)
Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(12)
Merrill Lynch	iShares S&P 500 Value ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Morgan Stanley & Co.	iShares S&P 500 Value ETF	1 month LIBOR plus 0.00%	9/13/2118	Monthly	—	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(15)
Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(15)
Morgan Stanley & Co.	iShares Silver Trust	1 month LIBOR minus 0.57%	9/15/2020	Monthly	(1)	(23)
Merrill Lynch	iShares Silver Trust	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	(23)
Morgan Stanley & Co.	iShares U.S. Preferred Stock ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	iShares U.S. Preferred Stock ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Morgan Stanley & Co.	PIMCO 1-5 Year U.S. TIPS Index ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	PIMCO 1-5 Year U.S. TIPS Index ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(1)
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(1)
Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(2)	(12)
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(2)	(12)
Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(3)	(12)
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	1 month LIBOR minus 1.02%	9/15/2020	Monthly	(3)	(12)
Morgan Stanley & Co.	SPDR Gold Shares	1 month LIBOR plus 0.50%	9/15/2020	Monthly	2	(7)
Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(1)	(32)
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(1)	(32)
Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(4)	(150)
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(4)	(150)
Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR minus 0.00%	4/02/2020	Monthly	(2)	(31)
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	1 month LIBOR minus 0.40%	9/15/2020	Monthly	(2)	(31)
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	6	(2)
Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	6	(2)
Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(1)
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(1)
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(12)
Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(12)
Morgan Stanley & Co.	Vanguard Small-Cap ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	(2)
Merrill Lynch	Vanguard Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	(2)
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	1	(7)
Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1	(7)
Morgan Stanley & Co.	Vanguard Value ETF	1 month LIBOR plus 0.50%	9/15/2020	Monthly	—	—
Merrill Lynch	Vanguard Value ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	—	—
					$133	$(1,816)

1	Fund pays the floating rate and receives the total return of the reference entity.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
EAFE	— Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
FTE	—Financial Times Stock Exchange
MBS	—Mortgage-Backed Security
MSCI	— Morgan Stanley Capital International
SPDR	—Standard & Poor’s Depositary Receipt
TIPS	—Treasury Inflation- Protected Security
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Exchange-Traded Funds	$1,507,167	$—	$—	$1,507,167
Short-Term Investment
Affiliated Investment Company	2,497	—	—	2,497
Total Investments in Securities	1,509,664	—	—	1,509,664
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	1,750	—	1,750
Total Investments in Securities and Other Financial Instruments	$1,509,664	$1,750	$—	$1,511,414

Liability Valuation Inputs

Other Financial Instruments
Total Return Equity Swap Contracts (b)	$—	$(1,816)	$—	$(1,816)
Total Other Financial Instruments	$—	$(1,816)	$—	$(1,816)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Indexed Bond Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.3% †
	Asset-Backed Securities 0.6%
	Automobile 0.5%
	Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	$99,000	$98,818
	Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	300,000	294,199
	GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	698,661
	Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	800,000	797,371
	Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	99,883
	Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.56%, due 9/15/20	59,578	59,343
	Mercedes Benz Auto Lease Trust Series 2017-A, Class A3 1.79%, due 4/15/20	100,000	99,590
			2,147,865
	Credit Cards 0.1%
	Discover Card Execution Note Trust Series 2014-A4, Class A4 2.12%, due 12/15/21	200,000	199,095

	Total Asset-Backed Securities (Cost $2,359,509)		2,346,960

	Corporate Bonds 24.2%
	Aerospace & Defense 0.4%
	Boeing Co. 3.25%, due 3/1/28	165,000	159,267
	General Dynamics Corp. 3.00%, due 5/11/21	205,000	203,904
	Lockheed Martin Corp. 4.07%, due 12/15/42	205,000	199,269
	Northrop Grumman Corp. 7.75%, due 2/15/31	165,000	217,967
	Raytheon Co. 3.15%, due 12/15/24	205,000	200,590
	Rockwell Collins, Inc. 3.50%, due 3/15/27	165,000	156,776
	United Technologies Corp.
	2.65%, due 11/1/26	485,000	437,669
	3.65%, due 8/16/23	50,000	49,778
			1,625,220
	Apparel 0.0% ‡
	Nike, Inc. 3.625%, due 5/1/43	65,000	60,186

	Auto Manufacturers 0.5%
	Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,005,000	971,979
	General Motors Financial Co., Inc. 4.35%, due 1/17/27	535,000	511,124
	Toyota Motor Credit Corp. 2.25%, due 10/18/23	230,000	216,738
			1,699,841
	Banks 6.4%
	Bank of America Corp.
	3.248%, due 10/21/27	325,000	301,450
	3.30%, due 1/11/23	665,000	655,767
	3.419%, due 12/20/28 (b)	405,000	380,129
	5.00%, due 1/21/44	255,000	271,647
	5.625%, due 7/1/20	300,000	312,212
	Bank of New York Mellon Corp.
	2.05%, due 5/3/21	95,000	92,159
	2.50%, due 4/15/21	470,000	461,484
	3.00%, due 2/24/25	330,000	316,098
	Bank of Nova Scotia 2.70%, due 3/7/22	575,000	561,006
	Barclays PLC 5.25%, due 8/17/45	270,000	261,689
	BB&T Corp.
	2.05%, due 5/10/21	565,000	547,325
	2.75%, due 4/1/22	205,000	200,781
	BNP Paribas S.A. 3.25%, due 3/3/23	355,000	348,738
	Capital One Financial Co. 3.05%, due 3/9/22	565,000	552,416
	Citigroup, Inc.
	2.65%, due 10/26/20	485,000	478,695
	3.375%, due 3/1/23	730,000	718,224
	4.45%, due 9/29/27	590,000	583,183
	4.65%, due 7/30/45	135,000	136,235
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	325,000	364,888
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	335,000	330,959
	Fifth Third Bank 2.25%, due 6/14/21	470,000	456,182
¤	Goldman Sachs Group, Inc.
	2.60%, due 12/27/20	420,000	413,257
	2.905%, due 7/24/23 (b)	1,135,000	1,096,614
	3.85%, due 1/26/27	415,000	402,629
	4.80%, due 7/8/44	175,000	178,598
	HSBC Holdings PLC
	2.65%, due 1/5/22	765,000	742,869
	3.90%, due 5/25/26	805,000	780,663
	JPMorgan Chase & Co.
	4.25%, due 10/1/27	1,220,000	1,213,937
	4.26%, due 2/22/48 (b)	210,000	202,057
	Keybank N.A. 2.40%, due 6/9/22	335,000	321,807
	KfW
	1.50%, due 4/20/20	660,000	646,161
	2.125%, due 3/7/22	980,000	950,891
	Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	253,767
	Mitsubishi UFJ Financial Group, Inc. 3.455%, due 3/2/23	405,000	399,744
	Morgan Stanley
	2.50%, due 4/21/21	360,000	351,740
	3.625%, due 1/20/27	935,000	897,855
	4.10%, due 5/22/23	445,000	447,755
	National Australia Bank, Ltd. 2.50%, due 5/22/22	335,000	321,640
	PNC Bank N.A. 2.625%, due 2/17/22	335,000	326,299
	Royal Bank of Canada 2.75%, due 2/1/22	265,000	259,801
	Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	270,000	262,267
	Santander UK PLC 2.375%, due 3/16/20	470,000	464,120
	State Street Corp. 4.375%, due 3/7/21	270,000	277,434
	Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	990,000	978,579
	Toronto-Dominion Bank 2.50%, due 12/14/20	355,000	349,798
	U.S. Bank N.A. 2.00%, due 1/24/20	1,055,000	1,041,889
	Wells Fargo & Co.
	2.55%, due 12/7/20	240,000	236,222
	3.00%, due 4/22/26	920,000	856,170
	3.50%, due 3/8/22	280,000	279,597
	4.75%, due 12/7/46	145,000	144,444
	Westpac Banking Corp. 2.80%, due 1/11/22	355,000	347,011
			23,776,882
	Beverages 0.7%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	1,010,000	1,021,434
	Anheuser-Busch InBev Worldwide, Inc.
	2.50%, due 7/15/22	290,000	280,006
	4.00%, due 4/13/28	285,000	280,917
	Coca Cola Co. 2.25%, due 9/1/26	230,000	208,807
	Constellation Brands, Inc. 3.60%, due 2/15/28	100,000	93,571
	Diageo Capital PLC 5.875%, due 9/30/36	173,000	207,357
	Keurig Dr. Pepper, Inc. 4.985%, due 5/25/38 (a)	65,000	65,766
	Molson Coors Brewing Co. 4.20%, due 7/15/46	65,000	57,593
	PepsiCo, Inc.
	2.75%, due 3/1/23	265,000	259,099
	2.85%, due 2/24/26	165,000	157,005
	4.45%, due 4/14/46	105,000	110,679
			2,742,234
	Biotechnology 0.4%
	Amgen, Inc.
	2.70%, due 5/1/22	145,000	141,029
	3.125%, due 5/1/25	205,000	196,202
	4.40%, due 5/1/45	145,000	140,365
	Baxalta, Inc. 3.60%, due 6/23/22	39,000	38,722
	Celgene Corp.
	2.75%, due 2/15/23	25,000	23,966
	3.55%, due 8/15/22	120,000	119,640
	3.625%, due 5/15/24	405,000	399,340
	Gilead Sciences, Inc.
	3.65%, due 3/1/26	350,000	343,700
	4.60%, due 9/1/35	145,000	149,506
			1,552,470
	Building Materials 0.0% ‡
	Johnson Controls International PLC 6.00%, due 1/15/36	65,000	73,932

	Chemicals 0.3%
	Dow Chemical Co. 3.00%, due 11/15/22	355,000	346,033
	Mosaic Co. 4.05%, due 11/15/27	325,000	314,411
	Nutrien, Ltd. 5.875%, due 12/1/36	165,000	178,454
	Sherwin-Williams Co. 3.95%, due 1/15/26	205,000	202,948
			1,041,846
	Commercial Services 0.0% ‡
	Ecolab, Inc. 2.70%, due 11/1/26	165,000	152,737

	Computers 0.6%
	Apple, Inc.
	2.15%, due 2/9/22	145,000	140,188
	2.90%, due 9/12/27	590,000	556,037
	3.35%, due 2/9/27	16,000	15,652
	4.25%, due 2/9/47	145,000	147,967
	4.50%, due 2/23/36	195,000	209,644
	Dell International LLC / EMC Corp. (a)
	5.45%, due 6/15/23	355,000	373,330
	6.02%, due 6/15/26	240,000	256,520
	Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	145,000	148,936
	IBM Corp. 3.45%, due 2/19/26	175,000	172,949
	International Business Machines Corp. 1.875%, due 8/1/22	200,000	189,613
			2,210,836
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 1.75%, due 3/15/19	220,000	219,228
	Procter & Gamble Co. 2.70%, due 2/2/26	165,000	156,447
	Unilever Capital Corp. 3.10%, due 7/30/25	100,000	96,706
			472,381
	Diversified Financial Services 0.3%
	American Express Co.
	2.20%, due 10/30/20	240,000	234,936
	3.40%, due 2/27/23	290,000	285,430
	GE Capital International Funding Co. 3.373%, due 11/15/25	280,000	266,552
	National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	87,237
	Visa, Inc. 2.80%, due 12/14/22	325,000	318,550
			1,192,705
	Electric 1.5%
	American Electric Power Co., Inc. 2.15%, due 11/13/20	420,000	411,046
	Commonwealth Edison Co. 3.65%, due 6/15/46	310,000	280,842
	Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	565,000	665,844
	Dominion Energy, Inc. 4.45%, due 3/15/21	139,000	141,583
	DTE Electric Co. 3.375%, due 3/1/25	145,000	142,169
	Duke Energy Carolinas LLC
	3.875%, due 3/15/46	550,000	510,791
	4.00%, due 9/30/42	165,000	159,797
	Edison International 2.95%, due 3/15/23	145,000	138,963
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	145,000	140,760
	Exelon Corp. 2.85%, due 6/15/20	300,000	297,361
	Florida Power & Light Co.
	2.75%, due 6/1/23	120,000	116,565
	3.80%, due 12/15/42	165,000	157,040
	Kentucky Utilities Co. 3.25%, due 11/1/20	210,000	210,546
	MidAmerican Energy Co. 3.95%, due 8/1/47	265,000	254,192
	Ohio Power Co. Series G 6.60%, due 2/15/33	165,000	206,803
	Pacific Gas & Electric Co. 3.30%, due 12/1/27	400,000	365,692
	PPL Electric Utilities Corp. 3.95%, due 6/1/47	100,000	96,365
	San Diego Gas & Electric Co. 4.15%, due 5/15/48	165,000	161,695
	Sempra Energy 3.80%, due 2/1/38	165,000	148,860
	Southern California Edison Co. 4.125%, due 3/1/48	165,000	157,724
	Southern Co.
	2.95%, due 7/1/23	145,000	139,289
	4.40%, due 7/1/46	200,000	190,513
	Virginia Electric & Power Co. 4.00%, due 1/15/43	290,000	277,927
	Xcel Energy, Inc. 3.30%, due 6/1/25	145,000	140,148
			5,512,515
	Environmental Controls 0.1%
	Republic Services, Inc. 3.20%, due 3/15/25	205,000	197,238
	Waste Management, Inc. 3.15%, due 11/15/27	205,000	195,123
			392,361
	Food 0.2%
	General Mills, Inc.
	3.15%, due 12/15/21	145,000	143,414
	4.20%, due 4/17/28	65,000	64,005
	Kraft Heinz Foods Co. 3.00%, due 6/1/26	445,000	406,198
	Sysco Corp. 3.25%, due 7/15/27	205,000	192,624
			806,241
	Forest Products & Paper 0.2%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	325,000	301,153
	5.50%, due 1/17/27	325,000	322,140
	International Paper Co. 3.80%, due 1/15/26	210,000	205,688
			828,981
	Gas 0.0% ‡
	NiSource, Inc. 3.49%, due 5/15/27	165,000	156,486

	Health Care - Products 0.4%
	Abbott Laboratories 3.75%, due 11/30/26	485,000	483,639
	Becton Dickinson & Co. 3.70%, due 6/6/27	360,000	344,245
	Medtronic, Inc. 4.625%, due 3/15/45	340,000	360,105
	Stryker Corp. 3.65%, due 3/7/28	165,000	159,265
	Thermo Fisher Scientific, Inc.
	2.95%, due 9/19/26	230,000	212,997
	3.60%, due 8/15/21	100,000	100,329
			1,660,580
	Health Care - Services 0.5%
	Aetna, Inc. 6.625%, due 6/15/36	165,000	200,914
	Anthem, Inc. 4.375%, due 12/1/47	565,000	535,824
	Halfmoon Parent, Inc. 4.125%, due 11/15/25 (a)	180,000	179,487
	Laboratory Corporation of America Holdings 3.60%, due 2/1/25	205,000	199,396
	Unitedhealth Group, Inc. 3.10%, due 3/15/26	810,000	778,306
			1,893,927
	Household Products & Wares 0.1%
	Clorox Co. 3.90%, due 5/15/28	165,000	164,631
	Kimberly-Clark Corp. 2.75%, due 2/15/26	165,000	154,800
			319,431
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	265,000	259,367

	Insurance 0.6%
	Allstate Corp. 5.35%, due 6/1/33	165,000	182,370
	American International Group, Inc.
	3.75%, due 7/10/25	145,000	141,007
	6.25%, due 5/1/36	135,000	155,225
	Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	280,000	283,001
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	145,000	140,943
	Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	300,000	292,463
	Metlife, Inc. 3.00%, due 3/1/25	265,000	253,566
	Progressive Corp. 3.75%, due 8/23/21	300,000	302,365
	Prudential Financial, Inc. 4.50%, due 11/15/20	330,000	338,208
			2,089,148
	Internet 0.2%
	Alphabet, Inc. 3.375%, due 2/25/24	240,000	241,475
	Amazon.com, Inc. 3.875%, due 8/22/37	650,000	636,382
			877,857
	Iron & Steel 0.1%
	Vale Overseas, Ltd. 6.875%, due 11/21/36	165,000	191,598

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 5.30%, due 9/15/35	200,000	225,561

	Machinery - Diversified 0.1%
	Deere & Co. 3.90%, due 6/9/42	240,000	234,166

	Media 1.1%
	21st Century Fox America, Inc. 3.00%, due 9/15/22	490,000	482,433
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	980,000	995,119
	Comcast Corp.
	1.625%, due 1/15/22	490,000	461,357
	3.40%, due 7/15/46	445,000	360,051
	Discovery Communications LLC 3.95%, due 3/20/28	775,000	736,212
	Walt Disney Co. 2.35%, due 12/1/22	405,000	389,148
	Warner Media LLC
	3.60%, due 7/15/25	210,000	201,229
	4.75%, due 3/29/21	360,000	370,874
			3,996,423
	Mining 0.2%
	Barrick North America Finance LLC 5.70%, due 5/30/41	100,000	108,150
	BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	340,000	345,211
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	325,000	326,349
			779,710
	Miscellaneous - Manufacturing 0.3%
	Eaton Corp. 4.00%, due 11/2/32	165,000	163,235
	General Electric Co. 4.125%, due 10/9/42	445,000	396,907
	Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	300,000	297,115
	Parker-Hannifin Corp.
	3.50%, due 9/15/22	240,000	240,044
	4.20%, due 11/21/34	65,000	65,081
			1,162,382
	Multi-National 1.2%
	European Investment Bank
	1.25%, due 5/15/19	595,000	590,178
	2.25%, due 8/15/22	1,215,000	1,178,572
	Inter-American Development Bank
	1.00%, due 5/13/19	635,000	628,724
	1.75%, due 4/14/22	730,000	698,334
	International Bank for Reconstruction & Development 2.00%, due 1/26/22	1,215,000	1,175,405
			4,271,213
	Oil & Gas 1.3%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	255,000	270,578
	Apache Corp. 2.625%, due 1/15/23	233,000	222,357
	BP Capital Markets PLC Co. 3.588%, due 4/14/27	375,000	366,677
	Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	100,000	118,025
	Cenovus Energy, Inc. 5.25%, due 6/15/37	240,000	237,320
	Chevron Corp. 3.191%, due 6/24/23	330,000	327,607
	ConocoPhillips Co. 5.95%, due 3/15/46	95,000	120,174
	Devon Energy Corp. 4.75%, due 5/15/42	165,000	157,498
	EOG Resources, Inc. 3.90%, due 4/1/35	145,000	141,537
	Equinor ASA 5.10%, due 8/17/40	285,000	322,529
	Exxon Mobil Corp. 4.114%, due 3/1/46	310,000	314,255
	Hess Corp. 7.125%, due 3/15/33	100,000	114,707
	Marathon Petroleum Corp. 5.125%, due 3/1/21	815,000	845,426
	Nabors Industries, Inc. 5.00%, due 9/15/20	150,000	151,266
	Occidental Petroleum Corp. 3.00%, due 2/15/27	145,000	137,760
	Petroleos Mexicanos 6.50%, due 6/2/41	250,000	234,375
	Shell International Finance B.V.
	2.375%, due 8/21/22	230,000	222,647
	3.75%, due 9/12/46	405,000	379,903
			4,684,641
	Oil & Gas Services 0.1%
	Halliburton Co. 3.80%, due 11/15/25	360,000	356,917

	Pharmaceuticals 0.9%
	AbbVie, Inc.
	3.20%, due 11/6/22	335,000	329,268
	3.75%, due 11/14/23	70,000	69,728
	4.70%, due 5/14/45	145,000	139,314
	Allergan Funding SCS 3.80%, due 3/15/25	290,000	283,981
	AstraZeneca PLC 6.45%, due 9/15/37	335,000	420,554
	CVS Health Corp. 2.75%, due 12/1/22	330,000	318,275
	Express Scripts Holding Co. 3.90%, due 2/15/22	325,000	326,828
	GlaxoSmithKline Capital, Inc. 3.875%, due 5/15/28	205,000	207,112
	Johnson & Johnson
	3.55%, due 3/1/36	40,000	38,213
	4.95%, due 5/15/33	190,000	214,256
	Merck & Co., Inc. 3.70%, due 2/10/45	165,000	157,124
	Mylan, Inc.
	4.20%, due 11/29/23	50,000	49,456
	5.20%, due 4/15/48 (a)	65,000	60,067
	Novartis Capital Corp. 4.00%, due 11/20/45	210,000	210,949
	Pfizer, Inc.
	3.00%, due 6/15/23	120,000	118,642
	3.20%, due 9/15/23	25,000	24,789
	4.00%, due 12/15/36	335,000	331,526
	4.10%, due 9/15/38	70,000	69,705
	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	150,000	124,803
			3,494,590
	Pipelines 1.0%
	Enbridge, Inc. 4.50%, due 6/10/44	165,000	160,135
	Energy Transfer Partners, L.P. 4.05%, due 3/15/25	660,000	646,047
	Enterprise Products Operating LLC 3.70%, due 2/15/26	650,000	640,041
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	205,000	223,891
	Kinder Morgan, Inc. 4.30%, due 6/1/25	410,000	413,416
	MPLX, L.P. 4.125%, due 3/1/27	205,000	199,673
	Phillips 66 Partners, L.P. 4.68%, due 2/15/45	650,000	615,992
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	145,000	143,226
	Transcanada Pipelines 4.875%, due 1/15/26	210,000	219,663
	TransCanada PipeLines, Ltd. 4.875%, due 5/15/48	100,000	102,211
	Williams Cos., Inc. 3.35%, due 8/15/22	200,000	196,397
			3,560,692
	Real Estate 0.0% ‡
	Prologis, L.P. 3.75%, due 11/1/25	145,000	145,009

	Real Estate Investment Trusts 0.3%
	American Tower Corp. 5.00%, due 2/15/24	135,000	141,165
	AvalonBay Communities, Inc. 2.90%, due 10/15/26	145,000	135,096
	ERP Operating, L.P.
	3.25%, due 8/1/27	165,000	156,583
	4.625%, due 12/15/21	180,000	185,574
	Simon Property Group, L.P.
	3.375%, due 6/15/27	210,000	201,215
	4.25%, due 11/30/46	325,000	316,080
			1,135,713
	Retail 0.7%
	CVS Health Corp.
	2.80%, due 7/20/20	240,000	237,772
	4.30%, due 3/25/28	165,000	163,706
	5.05%, due 3/25/48	325,000	332,424
	Home Depot, Inc.
	2.125%, due 9/15/26	145,000	129,948
	4.25%, due 4/1/46	280,000	285,973
	Lowe's Cos., Inc. 4.05%, due 5/3/47	285,000	273,880
	McDonald's Corp. 3.375%, due 5/26/25	450,000	438,201
	Target Corp. 3.50%, due 7/1/24	200,000	202,136
	Walmart, Inc.
	3.30%, due 4/22/24	190,000	189,714
	3.40%, due 6/26/23	40,000	40,174
	4.30%, due 4/22/44	240,000	247,898
			2,541,826
	Semiconductors 0.4%
	Applied Materials, Inc. 5.10%, due 10/1/35	165,000	181,084
	Broadcom Corp. / Broadcom Cayman Finance, Ltd.
	2.20%, due 1/15/21	240,000	232,542
	3.00%, due 1/15/22	145,000	141,268
	Intel Corp. 3.70%, due 7/29/25	405,000	407,714
	QUALCOMM, Inc. 4.65%, due 5/20/35	165,000	167,556
	Texas Instruments, Inc. 2.625%, due 5/15/24	240,000	230,720
			1,360,884
	Software 0.7%
	Fidelity National Information Services, Inc.
	2.25%, due 8/15/21	300,000	289,686
	3.50%, due 4/15/23	63,000	62,261
	Fiserv, Inc. 4.20%, due 10/1/28	50,000	50,105
	Microsoft Corp.
	2.40%, due 2/6/22	330,000	322,358
	3.30%, due 2/6/27	290,000	284,440
	4.25%, due 2/6/47	940,000	987,014
	Oracle Corp.
	2.95%, due 5/15/25	325,000	311,846
	4.00%, due 7/15/46	145,000	138,186
	5.375%, due 7/15/40	240,000	273,190
			2,719,086
	Sovereign 0.1%
	Svensk Exportkredit A.B. 2.375%, due 3/9/22	400,000	390,121

	Telecommunications 1.3%
	AT&T, Inc.
	3.20%, due 3/1/22	210,000	206,885
	4.25%, due 3/1/27	970,000	957,470
	5.15%, due 11/15/46 (a)	495,000	473,905
	Cisco Systems, Inc. 2.95%, due 2/28/26	330,000	317,211
	Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	165,000	221,588
	Orange S.A. 5.375%, due 7/8/19	330,000	336,275
	Telefonica Emisiones SAU 7.045%, due 6/20/36	240,000	289,536
	Verizon Communications, Inc.
	3.125%, due 3/16/22	405,000	401,090
	4.125%, due 3/16/27	650,000	652,964
	5.50%, due 3/16/47	490,000	536,536
	Vodafone Group PLC 4.375%, due 5/30/28	325,000	320,199
			4,713,659
	Transportation 0.7%
	Burlington Northern Santa Fe LLC 3.25%, due 6/15/27	145,000	141,561
	Canadian National Railway Co. 6.25%, due 8/1/34	165,000	201,816
	CSX Corp. 3.70%, due 11/1/23	490,000	491,151
	Fedex Corp. 2.625%, due 8/1/22	210,000	203,306
	FedEx Corp. 3.20%, due 2/1/25	205,000	199,671
	Norfolk Southern Corp.
	3.942%, due 11/1/47	66,000	61,295
	4.80%, due 8/15/43	40,000	40,628
	Union Pacific Corp.
	2.25%, due 2/15/19	295,000	294,514
	2.75%, due 3/1/26	565,000	527,176
	United Parcel Service, Inc. 3.40%, due 11/15/46	325,000	281,313
			2,442,431
	Total Corporate Bonds (Cost $91,452,269)		89,804,786

	Foreign Government Bonds 0.7%
	Canada 0.1%
	Province of Ontario Canada 2.50%, due 4/27/26	205,000	192,500

	Colombia 0.1%
	Republic of Colombia 6.125%, due 1/18/41	400,000	453,000

	Mexico 0.3%
	United Mexican States 4.125%, due 1/21/26	1,300,000	1,288,365

	Philippines 0.1%
	Philippine Government International Bond 5.00%, due 1/13/37	200,000	218,626

	Republic of Korea 0.1%
	Korea Development Bank 2.25%, due 5/18/20	500,000	490,892

	Total Foreign Government Bonds (Cost $2,679,838)		2,643,383

	Mortgage-Backed Securities 2.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.1%
	Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	800,000	807,792
¤	Benchmark Mortgage Trust
	Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	100,532
	Series 2018-B1, Class A5 3.666%, due 1/15/51 (c)	800,000	792,892
	Series 2018-B6, Class A3 3.995%, due 11/10/51	900,000	914,238
	Series 2018-B5, Class A4 4.208%, due 7/15/51	900,000	927,739
	CFCRE Commercial Mortgage Trust
	Series 2016-C6, Class A3 3.217%, due 11/10/49 (c)	300,000	287,278
	Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	192,384
	Citigroup Commercial Mortgage Trust
	Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	291,626
	Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	302,248
	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	291,144
	GS Mortgage Securities Trust
	Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	281,726
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	304,432
	Series 2018-GS9, Class A4 3.992%, due 3/10/51 (c)	800,000	810,968
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	293,605
	Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	502,268
	Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, due 9/15/48	300,000	300,465
	WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	196,968

	Total Mortgage-Backed Securities (Cost $7,739,326)		7,598,305

	U.S. Government & Federal Agencies 67.7%
	Federal Home Loan Bank 0.3%
	1.375%, due 3/18/19	550,000	547,494
	2.625%, due 5/28/20	500,000	498,589
			1,046,083
¤	Federal Home Loan Mortgage Corporation 0.6%
	1.875%, due 11/17/20	1,000,000	980,022
	2.375%, due 1/13/22	500,000	491,363
	2.753%, due 1/30/23	225,000	220,439
	3.32%, due 6/14/23	175,000	174,185
	3.375%, due 8/16/23	500,000	497,693
			2,363,702
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.5%
	2.50%, due 10/1/31	73,697	71,092
	2.50%, due 2/1/32	427,594	412,461
	2.50%, due 2/1/33	538,790	519,702
	2.50%, due 4/1/33	685,912	661,612
	2.50%, due 6/1/33	97,471	94,018
	2.50%, due 7/1/33	300,001	289,373
	3.00%, due 9/1/27	287,026	284,908
	3.00%, due 4/1/32	331,480	326,727
	3.00%, due 6/1/32	87,082	85,834
	3.00%, due 9/1/32	44,656	44,015
	3.00%, due 10/1/32	192,503	189,743
	3.00%, due 5/1/33	296,604	292,343
	3.00%, due 9/1/33	399,013	393,279
	3.00%, due 9/1/36	165,295	161,183
	3.00%, due 11/1/37	185,835	180,345
	3.00%, due 12/1/37	282,857	273,799
	3.00%, due 9/1/46	1,329,108	1,273,944
	3.00%, due 12/1/46	88,844	85,148
	3.00%, due 2/1/47	92,960	89,048
	3.00%, due 3/1/47	415,287	397,978
	3.00%, due 4/1/47	121,185	116,106
	3.00%, due 6/29/47 TBA (d)	900,000	861,105
	3.00%, due 1/1/48	196,331	187,965
	3.00%, due 2/1/48	712,707	682,456
	3.00%, due 3/1/48	996,223	953,781
	3.00%, due 4/1/48	698,898	669,279
	3.00%, due 6/1/48	497,061	475,968
	3.50%, due 12/1/25	71,241	71,612
	3.50%, due 5/1/33	296,715	299,290
	3.50%, due 9/1/33	99,059	99,626
	3.50%, due 2/1/37	249,937	250,168
	3.50%, due 1/1/38	287,301	285,433
	3.50%, due 6/1/43	261,122	259,020
	3.50%, due 9/1/44	245,343	243,063
	3.50%, due 8/1/45	559,770	552,485
	3.50%, due 8/1/46	790,558	779,456
	3.50%, due 8/1/47	94,795	93,381
	3.50%, due 9/1/47	216,610	213,371
	3.50%, due 11/1/47	393,667	387,745
	3.50%, due 12/1/47	946,599	932,361
	3.50%, due 1/1/48	95,173	93,741
	3.50%, due 2/29/48 TBA (d)	1,100,000	1,082,641
	3.50%, due 5/1/48	391,605	385,698
	3.50%, due 6/1/48	597,092	588,056
	3.50%, due 8/1/48	1,498,114	1,475,413
	3.50%, due 9/1/48	897,633	884,040
	4.00%, due 6/1/19	19,182	19,584
	4.00%, due 4/1/46	637,316	644,688
	4.00%, due 4/1/47	188,980	191,095
	4.00%, due 6/1/47	525,798	531,602
	4.00%, due 8/1/47	886,062	896,190
	4.00%, due 10/1/47	225,189	227,605
	4.00%, due 12/1/47	584,740	591,662
	4.00%, due 1/1/48	193,430	195,859
	4.00%, due 3/29/48 TBA (d)	1,000,000	1,009,801
	4.00%, due 5/1/48	395,588	399,692
	4.00%, due 9/1/48	997,721	1,008,072
	4.50%, due 5/1/38	199,478	207,050
	4.50%, due 9/1/46	130,334	134,607
	4.50%, due 10/1/46	307,198	317,266
	4.50%, due 2/1/47	72,459	74,834
	4.50%, due 11/1/47	94,459	97,587
	4.50%, due 2/1/48	192,869	199,189
	4.50%, due 4/1/48	299,999	309,829
	4.50%, due 4/29/48 TBA (d)	300,000	309,621
	4.50%, due 6/1/48	195,831	202,253
	4.50%, due 7/1/48	397,328	410,348
	5.00%, due 9/1/38	90,927	96,498
	5.00%, due 11/1/41	158,580	168,425
	5.00%, due 3/1/47	299,560	315,745
	5.50%, due 1/1/29	137,140	146,054
	5.50%, due 7/1/38	154,373	165,719
			27,920,687
	Federal National Mortgage Association 0.5%
	1.875%, due 4/5/22	300,000	289,401
	1.875%, due 9/24/26	1,650,000	1,496,228
			1,785,629
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.4%
	2.50%, due 10/1/27	304,059	295,378
	2.50%, due 4/1/30	259,150	252,916
	2.50%, due 10/1/31	388,577	375,232
	2.50%, due 2/1/32	928,454	896,570
	2.50%, due 3/1/32	82,459	79,627
	2.50%, due 11/1/32	296,242	286,068
	2.50%, due 3/1/33	477,538	461,137
	2.50%, due 6/1/33	390,317	376,913
	2.50%, due 4/1/46	92,235	85,432
	2.50%, due 10/1/46	199,613	184,890
	3.00%, due 4/1/25	116,376	116,109
	3.00%, due 11/1/31	293,242	289,925
	3.00%, due 1/1/32	425,137	420,327
	3.00%, due 6/1/32	248,766	245,952
	3.00%, due 1/1/33	196,116	193,897
	3.00%, due 2/1/33	295,676	292,331
	3.00%, due 4/1/33	811,924	802,738
	3.00%, due 9/1/33	300,000	296,606
	3.00%, due 2/1/37	256,112	249,734
	3.00%, due 10/1/46	224,876	215,376
	3.00%, due 12/1/46	2,005,549	1,920,732
	3.00%, due 2/1/47	302,237	289,449
	3.00%, due 4/1/47	594,097	568,959
	3.00%, due 4/29/47 TBA (d)	1,100,000	1,052,453
	3.00%, due 10/1/47	233,822	223,924
	3.00%, due 11/1/47	660,035	632,040
	3.00%, due 4/1/48	998,007	955,742
	3.00%, due 6/1/48	985,208	943,247
	3.00%, due 8/1/48	1,593,222	1,525,366
	3.50%, due 7/1/21	61,721	62,069
	3.50%, due 3/1/22	111,644	112,273
	3.50%, due 5/1/26	77,768	78,206
	3.50%, due 11/1/31	85,388	86,183
	3.50%, due 5/1/33	147,795	148,627
	3.50%, due 6/1/33	395,873	398,102
	3.50%, due 7/1/33	194,563	195,658
	3.50%, due 5/1/45	1,143,104	1,130,307
	3.50%, due 9/1/45	204,372	201,988
	3.50%, due 12/1/45	623,997	619,255
	3.50%, due 1/1/46	748,431	739,762
	3.50%, due 4/1/46	190,666	188,344
	3.50%, due 9/1/46	668,259	659,915
	3.50%, due 10/1/46	581,987	574,443
	3.50%, due 1/1/47	359,230	354,448
	3.50%, due 7/1/47	455,645	450,806
	3.50%, due 10/1/47	369,749	364,138
	3.50%, due 11/1/47	679,990	669,536
	3.50%, due 12/1/47	95,819	94,346
	3.50%, due 1/29/48 TBA (d)	1,600,000	1,574,446
	3.50%, due 4/1/48	1,397,955	1,376,699
	3.50%, due 6/1/48	936,032	921,636
	3.50%, due 8/1/48	892,452	878,729
	3.50%, due 9/1/48	1,118,455	1,101,254
	4.00%, due 5/1/19	21,614	22,059
	4.00%, due 8/1/19	19,350	19,749
	4.00%, due 5/1/24	137,045	139,884
	4.00%, due 2/1/37	72,079	73,578
	4.00%, due 8/1/44	333,093	338,397
	4.00%, due 2/1/45	431,820	437,100
	4.00%, due 9/1/45	87,946	88,940
	4.00%, due 5/1/46	427,985	432,635
	4.00%, due 9/1/46	325,353	328,892
	4.00%, due 2/1/47	70,625	71,385
	4.00%, due 4/1/47	42,484	42,929
	4.00%, due 5/1/47	643,376	650,102
	4.00%, due 6/1/47	980,000	990,220
	4.00%, due 10/1/47	106,746	107,867
	4.00%, due 11/1/47	97,336	98,339
	4.00%, due 12/1/47	291,214	294,213
	4.00%, due 1/1/48	1,454,327	1,469,391
	4.00%, due 2/1/48	289,629	292,609
	4.00%, due 3/29/48 TBA (d)	1,600,000	1,615,625
	4.00%, due 6/1/48	198,672	200,716
	4.00%, due 7/1/48	1,593,419	1,609,832
	4.00%, due 8/1/48	300,029	303,116
	4.50%, due 7/1/46	92,164	95,173
	4.50%, due 12/1/46	85,242	88,033
	4.50%, due 4/1/47	542,684	560,311
	4.50%, due 5/1/47	47,345	48,876
	4.50%, due 7/1/47	713,129	736,145
	4.50%, due 8/1/47	64,596	66,820
	4.50%, due 4/1/48	575,055	593,460
	4.50%, due 4/29/48 TBA (d)	600,000	618,918
	4.50%, due 5/1/48	499,364	515,456
	4.50%, due 6/1/48	293,193	302,554
	5.00%, due 8/1/31	300,547	315,507
	5.00%, due 6/1/39	226,214	238,841
	5.00%, due 6/1/40	50,091	53,278
	5.00%, due 7/1/47	193,424	203,418
	5.00%, due 1/1/48	368,578	391,572
	5.00%, due 5/29/48 TBA (d)	300,000	314,908
	5.50%, due 7/1/23	400,000	426,779
	5.50%, due 8/1/23	292,613	312,203
	5.50%, due 8/1/27	92,206	98,379
	5.50%, due 7/29/34 TBA (d)	900,000	960,398
	5.50%, due 6/1/36	122,233	130,784
	5.50%, due 5/1/44	139,134	150,457
	6.00%, due 7/1/23	363,491	392,384
	6.00%, due 4/1/24	500,000	539,744
	6.00%, due 5/1/27	388,655	419,558
	6.00%, due 2/1/28	229,305	247,622
			45,959,396
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.9%
	2.50%, due 4/20/47	92,213	86,541
	3.00%, due 6/15/45	77,269	74,919
	3.00%, due 10/15/45	48,847	47,361
	3.00%, due 8/20/46	400,742	388,894
	3.00%, due 9/20/46	210,319	204,197
	3.00%, due 1/20/47	1,466,598	1,422,259
	3.00%, due 5/20/47	253,637	245,956
	3.00%, due 12/20/47	96,296	93,327
	3.00%, due 1/20/48	293,653	284,590
	3.00%, due 2/20/48	1,541,365	1,493,797
	3.00%, due 3/20/48	3,076,717	2,981,765
	3.00%, due 4/20/48	98,404	95,367
	3.00%, due 5/15/48	199,619	193,548
	3.50%, due 11/20/42	371,871	370,521
	3.50%, due 9/20/44	561,197	560,070
	3.50%, due 3/15/45	55,149	54,816
	3.50%, due 4/15/45	79,950	79,469
	3.50%, due 7/20/45	1,530,347	1,525,701
	3.50%, due 11/20/45	690,002	688,758
	3.50%, due 7/20/46	80,167	79,824
	3.50%, due 10/20/46	80,227	79,860
	3.50%, due 11/20/46	989,007	984,327
	3.50%, due 1/20/47	1,140,581	1,135,006
	3.50%, due 5/20/47	954,991	950,319
	3.50%, due 9/20/47	1,017,069	1,012,084
	3.50%, due 10/20/47	2,083,391	2,073,174
	3.50%, due 12/20/47	885,817	881,473
	3.50%, due 5/15/48	197,990	196,975
	3.50%, due 7/20/48	496,155	493,721
	3.50%, due 9/20/48	600,000	597,057
	4.00%, due 8/15/46	146,512	149,495
	4.00%, due 12/20/46	67,741	69,064
	4.00%, due 1/20/47	553,301	563,134
	4.00%, due 2/20/47	148,465	151,103
	4.00%, due 3/20/47	118,584	120,955
	4.00%, due 4/20/47	260,397	265,330
	4.00%, due 5/20/47	218,244	222,794
	4.00%, due 7/20/47	88,191	90,102
	4.00%, due 11/15/47	199,447	203,046
	4.00%, due 12/20/47	246,552	250,933
	4.00%, due 3/29/48 TBA (d)	300,000	305,098
	4.00%, due 4/20/48	1,184,815	1,205,981
	4.00%, due 5/20/48	495,875	504,734
	4.00%, due 6/20/48	199,326	202,887
	4.00%, due 7/20/48	997,156	1,014,921
	4.00%, due 8/20/48	300,000	305,344
	4.00%, due 9/20/48	700,000	712,471
	4.50%, due 8/15/46	73,601	76,117
	4.50%, due 8/20/46	198,949	208,270
	4.50%, due 2/15/47	57,580	59,962
	4.50%, due 4/15/47	69,437	72,028
	4.50%, due 4/20/47	231,082	240,074
	4.50%, due 8/15/47	374,175	389,350
	4.50%, due 11/20/47	250,993	259,645
	4.50%, due 1/20/48	681,867	705,369
	4.50%, due 3/20/48	300,000	310,340
	4.50%, due 5/20/48	298,661	308,955
	5.00%, due 8/20/45	205,957	218,321
	5.00%, due 11/20/46	134,282	142,269
	5.00%, due 4/15/47	85,091	89,799
	5.00%, due 11/20/47	200,000	209,090
	5.00%, due 12/15/47	177,307	185,376
	5.00%, due 3/20/48	197,450	206,424
			29,394,457
¤	United States Treasury Bonds 6.7%
	2.75%, due 8/15/47	1,835,000	1,680,530
	2.75%, due 11/15/47	550,000	503,486
	2.875%, due 5/15/43	1,950,000	1,843,512
	2.875%, due 11/15/46	140,000	131,666
	3.00%, due 2/15/47	815,000	785,424
	3.00%, due 5/15/47	1,175,000	1,131,672
	3.00%, due 2/15/48	6,100,000	5,870,535
	3.125%, due 5/15/48	9,500,000	9,373,457
	3.625%, due 2/15/44	150,000	161,133
	4.50%, due 2/15/36	1,900,000	2,254,320
	4.625%, due 2/15/40	750,000	919,541
			24,655,276
¤	United States Treasury Notes 31.8%
	1.125%, due 1/31/19	1,750,000	1,743,095
	1.25%, due 12/15/18	400,000	399,226
	1.25%, due 5/31/19	100,000	99,172
	1.25%, due 6/30/19	175,000	173,332
	1.25%, due 8/31/19	14,300,000	14,120,691
	1.375%, due 9/15/20	775,000	753,809
	1.50%, due 5/15/20	600,000	587,836
	1.50%, due 6/15/20	3,925,000	3,840,980
	1.50%, due 7/15/20	460,000	449,542
	1.50%, due 8/15/20	325,000	317,281
	1.625%, due 10/15/20	2,500,000	2,440,332
	1.625%, due 8/31/22	1,400,000	1,332,844
	1.75%, due 11/15/20	4,150,000	4,057,111
	1.75%, due 6/30/22	925,000	886,880
	1.875%, due 12/15/20	75,000	73,453
	1.875%, due 4/30/22	225,000	217,099
	1.875%, due 7/31/22	1,200,000	1,154,578
	1.875%, due 9/30/22	950,000	912,297
	1.875%, due 8/31/24	625,000	587,622
	2.00%, due 10/31/22	900,000	867,797
	2.00%, due 4/30/24	3,775,000	3,586,545
	2.125%, due 7/31/24	150,000	143,115
	2.25%, due 2/15/21	625,000	616,284
	2.375%, due 3/15/21	150,000	148,295
	2.375%, due 4/15/21	3,700,000	3,655,484
	2.50%, due 5/31/20	1,300,000	1,293,805
	2.50%, due 6/30/20	9,200,000	9,152,562
	2.50%, due 3/31/23	100,000	98,145
	2.625%, due 7/31/20	55,000	54,820
	2.625%, due 8/31/20	2,650,000	2,640,477
	2.625%, due 5/15/21	3,650,000	3,627,045
	2.625%, due 6/15/21	925,000	918,857
	2.625%, due 7/15/21	4,965,000	4,930,672
	2.625%, due 6/30/23	2,400,000	2,365,875
	2.75%, due 9/30/20	3,000,000	2,995,898
	2.75%, due 8/15/21	3,700,000	3,686,269
	2.75%, due 9/15/21	8,400,000	8,368,172
	2.75%, due 4/30/23	5,850,000	5,801,783
	2.75%, due 5/31/23	1,700,000	1,685,988
	2.75%, due 7/31/23	4,675,000	4,633,546
	2.75%, due 8/31/23	4,800,000	4,758,000
	2.75%, due 6/30/25	775,000	762,558
	2.75%, due 8/31/25	300,000	295,066
	2.875%, due 9/30/23	6,000,000	5,979,141
	2.875%, due 4/30/25	2,450,000	2,430,668
	2.875%, due 5/31/25	300,000	297,516
	2.875%, due 7/31/25	6,850,000	6,791,668
	2.875%, due 8/15/28	1,125,000	1,107,686
			117,840,917
	Total U.S. Government & Federal Agencies (Cost $254,122,422)		250,966,147
	Total Long-Term Bonds (Cost $358,353,364)		353,359,581

		Shares
	Exchange-Traded Funds 4.0%
	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,690	1,573,392
¤	iShares Long-Term Corporate Bond ETF (e)	118,994	6,933,780
¤	iShares Short-Term Corporate Bond ETF	121,718	6,308,644
	Total Exchange-Traded Funds (Cost $14,860,091)		14,815,816

	Principal Amount
Short-Term Investments 6.3%
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $102,673 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 3/31/25, with a Principal Amount of $110,000 and a Market Value of $108,920)	$102,664	102,664
Total Repurchase Agreement (Cost $102,664)		102,664

U.S. Government & Federal Agencies 6.3%
Federal Home Loan Bank Discount Notes 1.927%, due 10/1/18 (f)	23,200,000	23,200,000
United States Treasury Notes 0.75%, due 10/31/18 (f)	150,000	149,841
Total U.S. Government & Federal Agencies (Cost $23,349,885)		23,349,841
Total Short-Term Investments (Cost $23,452,549)		23,452,505
Total Investments (Cost $396,666,004)	105.6%	391,627,902
Other Assets, Less Liabilities	(5.6)	(20,869,253)
Net Assets	100.0%	$370,758,649

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2018, the total net market value of these securities was $9,705,014, which represented 2.6% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(e)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $17,481 and the Portfolio received non-cash collateral in the amount of $17,850.
(f)	Interest rate shown represents yield to maturity.

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(16)	December 2018	$(3,381,192)	$(3,371,750)	$9,442
5-Year United States Treasury Note	19	December 2018	2,154,343	2,137,055	(17,288)
10-Year United States Treasury Note	30	December 2018	3,607,988	3,563,437	(44,551)
10-Year United States Treasury Ultra Note	53	December 2018	6,789,106	6,678,000	(111,106)
United States Treasury Long Bond	(4)	December 2018	(579,360)	(562,000)	17,360
United States Treasury Ultra Long Bond	(9)	December 2018	(1,442,777)	(1,388,531)	54,246
			$7,148,108	$7,056,211	$(91,897)

1.	As of September 30, 2018, cash in the amount of $86,098 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,346,960	$—	$2,346,960
Corporate Bonds	—	89,804,786	—	89,804,786
Foreign Government Bonds	—	2,643,383	—	2,643,383
Mortgage-Backed Securities	—	7,598,305	—	7,598,305
U.S. Government & Federal Agencies	—	250,966,147	—	250,966,147
Total Long-Term Bonds	—	353,359,581	—	353,359,581
Unaffiliated Investment Companies	14,815,816	—	—	14,815,816
Short-Term Investments
Repurchase Agreement	—	102,664	—	102,664
U.S. Government & Federal Agencies	—	23,349,841	—	23,349,841
Total Short-Term Investments	—	23,452,505	—	23,452,505
Total Investments in Securities	14,815,816	376,812,086	—	391,627,902
Other Financial Instruments
Futures Contracts (b)	81,048	—	—	81,048
Total Investments in Securities and Other Financial Instruments	$14,896,864	$376,812,086	$—	$391,708,950

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(b)	$(172,945)	$—	$—	$(172,945)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers between among levels.

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 38.9% †
	Asset-Backed Securities 3.1%
	Automobile Asset-Backed Securities 0.7%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$466,971
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	659,367
	Credit Acceptance Auto Loan (a)
	Series 2018-2A, Class A 3.47%, due 5/17/27	584,000	583,465
	Series 2018-2A, Class B 3.94%, due 7/15/27	387,000	386,124
	Series 2018-2A, Class C 4.16%, due 9/15/27	250,000	249,984
	Drive Auto Receivables Trust
	Series 2017-1, Class D 3.84%, due 3/15/23	94,000	94,370
	Series 2017-AA, Class D 4.16%, due 5/15/24 (a)	535,000	540,348
	Exeter Automobile Receivables Trust 2018-2A, Class C 3.69%, due 3/15/23 (a)	425,000	423,909
	Flagship Credit Auto Trust Series 2016-3, Class C 2.72%, due 7/15/22 (a)	415,000	410,905
	OneMain Direct Auto Receivables Trust (a)
	Series 2018-1A, Class C 3.85%, due 10/14/25	181,000	181,471
	Series 2018-1A, Class D 4.40%, due 1/14/28	180,000	179,784
	OSCAR US Funding Trust V (a)
	Series 2016-2A, Class A3 2.73%, due 12/15/20	220,000	219,630
	Series 2016-2A, Class A4 2.99%, due 12/15/23	301,000	298,223
	Santander Drive Auto Receivables Trust
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	507,542
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	817,488
	Series 2016-3, Class E 4.29%, due 2/15/24	1,868,000	1,879,935
	Westlake Automobile Receivable Trust (a)
	Series 2018-1A, Class C 2.92%, due 5/15/23	68,000	67,388
	Series 2018-2A, Class B 3.20%, due 1/16/24	153,000	152,794
	Series 2018-1A, Class D 3.41%, due 5/15/23	68,000	67,462
	Series 2018-2A, Class C 3.50%, due 1/16/24	263,000	262,681
			8,449,841
	Other Asset-Backed Securities 2.4%
	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,048,210	3,002,975
	Atrium IX Series 2009-A, Class AR 3.559% (3 Month LIBOR + 1.24%), due 5/28/30 (a)(b)	641,400	642,407
	Bain Capital Credit CLO, Ltd. Series 2018-1A, Class A1 3.322% (3 Month LIBOR + 0.96%), due 4/23/31 (a)(b)	1,475,000	1,468,790
	Bean Creek CLO, Ltd. 2015-1A, Class AR 3.368% (3 Month LIBOR + 1.02%), due 4/20/31 (a)(b)	912,000	910,044
	Carlyle Global Market Strategies (a)(b)
	Series 2018-1A, Class A1 3.075% (3 Month LIBOR + 1.02%), due 4/20/31	1,743,000	1,737,942
	Series 2014-2RA, Class A1 3.364% (3 Month LIBOR + 1.05%), due 5/15/31	1,350,000	1,345,658
	Series 2016-1A, Class A2R 3.798% (3 Month LIBOR + 1.45%), due 4/20/27	615,000	614,988
	Series 2016-2A, Class A2R 3.839% (3 Month LIBOR + 1.50%), due 7/15/27	565,000	564,994
	CIFC Funding, Ltd. (a)(b)
	Series 2018-2A, Class A1 3.093% (3 Month LIBOR + 1.04%), due 4/20/31	1,063,000	1,060,128
	Series 2013-4A, Class A1 3.146% (3 Month LIBOR + 1.06%), due 4/27/31	538,177	535,585
	Series 2018-1A, Class A 3.157% (3 Month LIBOR + 1.00%), due 4/18/31	611,000	607,391
	Dryden Senior Loan Fund (a)(b)
	Series 2018-55A, Class A1 3.061% (3 Month LIBOR + 1.02%), due 4/15/31	513,000	511,797
	Series 2018-64A, Class A 3.19% (3 Month LIBOR + 0.97%), due 4/18/31	1,187,000	1,185,481
	Series 2015-41A, Class AR 3.309% (3 Month LIBOR + 0.97%), due 4/15/31	848,000	842,270
	Evergreen Credit Card Trust Series 2018-1, Class A 2.95%, due 3/15/23 (a)	321,000	318,643
	Flatiron CLO, Ltd. Series 2018-1A, Class A 3.417% (3 Month LIBOR + 0.95%), due 4/17/31 (a)(b)	666,000	661,404
	LCM, Ltd. Partnership (a)(b)
	Series 2018-A, Class A1R 3.368% (3 Month LIBOR + 1.02%), due 4/20/31	1,607,000	1,604,459
	Series 2014-A, Class AR 3.44% (3 Month LIBOR + 1.04%), due 7/20/31	378,939	378,269
	Magnetite CLO, Ltd. (a)(b)
	Series 2014-8A, Class AR2 3.319% (3 Month LIBOR + 0.98%), due 4/15/31	1,614,000	1,610,147
	Series 2015-15A, Class AR 3.345% (3 Month LIBOR + 1.01%), due 7/25/31	885,425	884,430
	Octagon Investments Partners Series 2018-1A, Class A1 3.309% (3 Month LIBOR + 0.97%), due 4/15/31 (a)(b)	1,642,000	1,633,604
	PFS Financing Corp. Series 2017-D, Class A 2.40%, due 10/17/22 (a)	359,000	352,273
	Sound Point CLO, Ltd. 2013-3RA, Class A 3.651% (3 Month LIBOR + 1.15%), due 4/18/31 (a)(b)	863,000	863,110
	Towd Point Mortgage Trust (a)(c)
	Series 2018-4, Class A1 3.00%, due 6/25/58	657,988	638,334
	Series 2015-3, Class A1A 3.50%, due 3/25/54	34,911	34,847
	Series 2018-3, Class A1 3.75%, due 5/25/58	397,981	398,079
	Verizon Owner Trust Series 2016-2A, Class C 2.36%, due 5/20/21 (a)	571,000	562,201
	Voya CLO, Ltd. (a)(b)
	Series 2018-1A, Class A1 3.293% (3 Month LIBOR + 0.95%), due 4/19/31	1,765,000	1,752,832
	Series 2018-2A, Class A1 3.374% (3 Month LIBOR + 1.00%), due 7/15/31	1,484,998	1,479,251
	Series 2015-2A, Class BR 3.847% (3 Month LIBOR + 1.50%), due 7/23/27	250,000	249,995
			28,452,328

	Total Asset-Backed Securities (Cost $37,021,629)		36,902,169

	Corporate Bonds 12.4%
	Aerospace & Defense 0.2%
	Arconic, Inc. 5.87%, due 2/23/22	189,000	197,505
	Northrop Grumman Corp. 2.55%, due 10/15/22	1,125,000	1,084,627
	United Technologies Corp.
	3.95%, due 8/16/25	524,000	521,520
	4.625%, due 11/16/48	377,000	379,100
			2,182,752
	Auto Manufacturers 0.4%
	Ford Motor Co. 4.346%, due 12/8/26	735,000	691,740
	Ford Motor Credit Co. LLC
	3.815%, due 11/2/27	983,000	878,570
	4.389%, due 1/8/26	200,000	190,465
	4.687%, due 6/9/25	922,000	900,024
	General Motors Co. 5.00%, due 10/1/28	1,409,000	1,391,490
	General Motors Financial Co., Inc. 4.35%, due 1/17/27	437,000	417,498
			4,469,787
	Banks 1.5%
	Bank of America Corp. 2.503%, due 10/21/22	3,303,000	3,162,826
	Citibank N.A. 2.663% (3 Month LIBOR + 0.32%), due 5/1/20 (b)	3,299,000	3,304,429
	Citizens Financial Group, Inc.
	3.75%, due 7/1/24	264,000	253,168
	4.30%, due 12/3/25	1,061,000	1,046,179
	4.35%, due 8/1/25	203,000	200,410
	First Republic Bank 4.625%, due 2/13/47	594,000	573,415
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,744,000	2,024,697
	JPMorgan Chase & Co.
	2.295%, due 8/15/21	1,103,000	1,072,436
	3.625%, due 12/1/27	790,000	745,058
	JPMorgan Chase Bank, N.A.
	2.675% (3 Month LIBOR + 0.34%), due 4/26/21 (b)	2,216,000	2,218,005
	3.086%, due 4/26/21 (d)	1,108,000	1,104,764
	Morgan Stanley 3.95%, due 4/23/27	686,000	658,431
	Royal Bank of Canada 2.729% (3 Month LIBOR + 0.39%), due 4/30/21 (b)	1,204,000	1,208,192
	SVB Financial Group 5.375%, due 9/15/20	860,000	890,976
			18,462,986
	Building Materials 0.2%
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	500,000	502,981
	Masonite International Corp. 5.625%, due 3/15/23 (a)	271,000	276,759
	Owens Corning
	3.40%, due 8/15/26	226,000	207,256
	4.20%, due 12/1/24	481,000	476,391
	Vulcan Materials Co. 4.50%, due 4/1/25	822,000	824,039
			2,287,426
	Chemicals 0.2%
	CF Industries, Inc.
	4.50%, due 12/1/26 (a)	472,000	468,834
	5.375%, due 3/15/44	856,000	793,940
	Syngenta Finance N.V. (a)
	3.698%, due 4/24/20	438,000	437,006
	3.933%, due 4/23/21	419,000	417,822
	4.441%, due 4/24/23	200,000	198,781
	4.892%, due 4/24/25	200,000	196,317
			2,512,700
	Commercial Services 0.6%
	IHS Markit, Ltd. (a)
	4.75%, due 2/15/25	924,000	937,426
	5.00%, due 11/1/22	119,000	122,523
	Total System Services, Inc.
	3.80%, due 4/1/21	521,000	522,782
	4.80%, due 4/1/26	902,000	928,144
	UBM PLC 5.75%, due 11/3/20 (a)	1,145,000	1,161,301
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	557,000	563,632
	4.875%, due 1/15/19	647,000	650,384
	5.50%, due 6/15/45	621,000	627,645
	5.80%, due 5/1/21	1,527,000	1,606,806
			7,120,643
	Computers 0.2%
	Dell International LLC / EMC Corp. 6.02%, due 6/15/26 (a)	2,280,000	2,436,938

	Distribution & Wholesale 0.2%
	HD Supply, Inc. 5.75%, due 4/15/24 (a)(e)	1,929,000	2,027,861

	Diversified Financial Services 0.7%
	Ally Financial, Inc. 8.00%, due 12/31/18	282,000	284,820
	CBOE Global Markets, Inc. 3.65%, due 1/12/27	1,030,000	986,635
	Charles Schwab Corp.
	2.632% (3 Month LIBOR + 0.32%), due 5/21/21 (b)	1,167,000	1,169,551
	3.00%, due 3/10/25	611,000	584,927
	3.25%, due 5/21/21	362,000	362,045
	E*TRADE Financial Corp.
	2.95%, due 8/24/22	1,077,000	1,041,573
	3.80%, due 8/24/27	1,203,000	1,143,432
	4.50%, due 6/20/28	444,000	445,817
	Raymond James Financial, Inc.
	3.625%, due 9/15/26	491,000	469,500
	4.95%, due 7/15/46	985,000	999,873
	5.625%, due 4/1/24	866,000	934,414
			8,422,587
	Electric 0.3%
	Duke Energy Corp.
	1.80%, due 9/1/21	303,000	289,797
	2.40%, due 8/15/22	472,000	451,557
	NRG Energy, Inc. 7.25%, due 5/15/26	1,111,000	1,205,435
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	756,000	783,164
	Southern Co. 2.95%, due 7/1/23	579,000	556,195
			3,286,148
	Electronics 0.3%
	Trimble, Inc.
	4.75%, due 12/1/24	1,896,000	1,919,848
	4.90%, due 6/15/28	2,402,000	2,415,648
			4,335,496
	Food 0.4%
	Campbell Soup Co.
	3.95%, due 3/15/25	594,000	574,277
	4.15%, due 3/15/28	896,000	855,265
	4.80%, due 3/15/48	2,080,000	1,897,042
	Sysco Corp. 2.50%, due 7/15/21	203,000	198,236
	WM Wrigley Jr Co. 2.40%, due 10/21/18 (a)	1,411,000	1,410,875
			4,935,695
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC (a)
	3.163%, due 11/15/21	1,387,000	1,368,070
	3.60%, due 3/1/25	742,000	734,732
			2,102,802
	Gas 0.1%
	Sempra Energy 2.839% (3 Month LIBOR + 0.50%), due 1/15/21 (b)	837,000	837,212

	Health Care - Products 0.0% ‡
	Becton Dickinson & Co. 2.894%, due 6/6/22	543,000	527,929

	Health Care - Services 0.8%
	Aetna, Inc. 2.80%, due 6/15/23	411,000	393,803
	Centene Corp.
	4.75%, due 5/15/22	64,000	64,720
	4.75%, due 1/15/25	698,000	696,255
	5.375%, due 6/1/26 (a)	1,748,000	1,789,690
	6.125%, due 2/15/24	697,000	731,850
	Halfmoon Parent, Inc. (a)
	3.40%, due 9/17/21	186,000	185,259
	3.75%, due 7/15/23	758,000	755,681
	4.125%, due 11/15/25	536,000	534,473
	4.375%, due 10/15/28	820,000	817,611
	HCA, Inc.
	5.375%, due 9/1/26	710,000	717,100
	5.625%, due 9/1/28	2,119,000	2,129,595
	WellCare Health Plans, Inc.
	5.25%, due 4/1/25	541,000	549,791
	5.375%, due 8/15/26 (a)	809,000	823,157
			10,188,985
	Home Builders 0.2%
	D.R. Horton, Inc. 3.75%, due 3/1/19	601,000	601,752
	MDC Holdings, Inc. 5.50%, due 1/15/24	708,000	706,230
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	322,000	321,743
	4.375%, due 4/15/23	166,000	164,755
	5.875%, due 2/15/22	270,000	282,825
			2,077,305
	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	719,000	729,890
	Steel Dynamics, Inc.
	4.125%, due 9/15/25	781,000	743,902
	5.00%, due 12/15/26	368,000	366,160
			1,839,952
	Lodging 0.3%
	MGM Resorts International
	6.00%, due 3/15/23	91,000	94,071
	6.625%, due 12/15/21	507,000	537,420
	6.75%, due 10/1/20	1,246,000	1,309,858
	7.75%, due 3/15/22	182,000	199,290
	Wyndham Destinations, Inc.
	4.15%, due 4/1/24	559,000	542,230
	4.50%, due 4/1/27	322,000	303,485
	5.10%, due 10/1/25	288,000	287,280
			3,273,634
	Media 0.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
	4.908%, due 7/23/25	1,256,000	1,275,377
	5.375%, due 5/1/47	622,000	589,348
	5.75%, due 4/1/48	657,000	657,417
	Comcast Corp. 3.15%, due 3/1/26	1,057,000	997,900
	CSC Holdings LLC 5.375%, due 2/1/28 (a)	1,000,000	952,500
	Unitymedia GmbH 6.125%, due 1/15/25 (a)	1,322,000	1,388,100
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.00%, due 1/15/25 (a)	691,000	701,634
	Viacom, Inc. 5.85%, due 9/1/43	1,163,000	1,230,426
	Warner Media LLC 3.60%, due 7/15/25	687,000	658,308
			8,451,010
	Mining 0.4%
	Anglo American Capital PLC 4.125%, due 9/27/22 (a)	216,000	215,936
	Freeport-McMoRan, Inc.
	3.10%, due 3/15/20	300,000	296,625
	3.55%, due 3/1/22	1,225,000	1,185,187
	3.875%, due 3/15/23	404,000	390,547
	4.55%, due 11/14/24	576,000	558,720
	5.45%, due 3/15/43	1,088,000	990,080
	Teck Resources, Ltd.
	4.50%, due 1/15/21	79,000	79,790
	6.25%, due 7/15/41	183,000	192,150
	8.50%, due 6/1/24 (a)	841,000	920,895
			4,829,930
	Oil & Gas 0.2%
	Continental Resources, Inc.
	4.50%, due 4/15/23	1,219,000	1,240,457
	5.00%, due 9/15/22	1,468,000	1,489,286
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	205,000	209,797
			2,939,540
	Packaging & Containers 0.1%
	Ball Corp. 4.375%, due 12/15/20	641,000	649,012

	Pharmaceuticals 0.2%
	Elanco Animal Health, Inc. (a)
	3.912%, due 8/27/21	177,000	177,167
	4.272%, due 8/28/23	450,000	451,823
	4.90%, due 8/28/28	420,000	426,426
	Teva Pharmaceutical Finance Co. B.V. 2.95%, due 12/18/22	105,000	97,503
	Teva Pharmaceutical Finance Netherlands III B.V.
	2.80%, due 7/21/23	605,000	538,717
	3.15%, due 10/1/26	473,000	393,546
	6.00%, due 4/15/24	888,000	901,714
			2,986,896
	Pipelines 1.3%
	Cheniere Corpus Christi Holdings LLC 5.125%, due 6/30/27	1,194,000	1,198,478
	Cheniere Energy Partners, L.P. 5.625%, due 10/1/26 (a)	1,202,000	1,210,654
	Enbridge Energy Partners, L.P. 5.875%, due 10/15/25	527,000	580,292
	Energy Transfer Equity, L.P.
	4.25%, due 3/15/23	600,000	596,250
	5.50%, due 6/1/27	401,000	416,158
	5.875%, due 1/15/24	541,000	569,403
	Energy Transfer Partners, L.P.
	4.95%, due 6/15/28	568,000	578,282
	6.00%, due 6/15/48	1,191,000	1,269,845
	6.125%, due 12/15/45	307,000	327,462
	EnLink Midstream Partners, L.P.
	4.15%, due 6/1/25	1,061,000	1,006,054
	4.85%, due 7/15/26	1,439,000	1,395,131
	EQT Midstream Partners, L.P.
	4.00%, due 8/1/24	328,000	313,097
	4.75%, due 7/15/23	96,000	97,419
	5.50%, due 7/15/28	1,404,000	1,442,730
	Kinder Morgan Energy Partners, L.P. 5.00%, due 10/1/21	456,000	473,774
	Kinder Morgan, Inc.
	4.30%, due 3/1/28	95,000	94,191
	5.20%, due 3/1/48	178,000	182,203
	5.55%, due 6/1/45	268,000	283,266
	6.50%, due 9/15/20	59,000	62,361
	NGPL PipeCo LLC (a)
	4.375%, due 8/15/22	855,000	861,413
	4.875%, due 8/15/27	296,000	294,520
	Nustar Logistics, L.P. 5.625%, due 4/28/27	571,000	564,576
	Plains All American Pipeline, L.P. / PAA Finance Corp.
	4.50%, due 12/15/26	381,000	380,612
	4.65%, due 10/15/25	1,312,000	1,325,696
	Sabine Pass Liquefaction LLC 5.00%, due 3/15/27	459,000	471,480
	Western Gas Partners, L.P.
	4.75%, due 8/15/28	188,000	184,386
	5.50%, due 8/15/48	229,000	215,894
			16,395,627
	Real Estate 0.2%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	903,000	916,228
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,162,000	1,144,570
			2,060,798
	Real Estate Investment Trusts 0.5%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	787,000	779,848
	4.60%, due 4/1/22	1,183,000	1,214,227
	Crown Castle International Corp.
	3.20%, due 9/1/24	721,000	685,143
	5.25%, due 1/15/23	637,000	667,809
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	425,000	435,625
	Reckson Operating Partnership, L.P. 7.75%, due 3/15/20	1,335,000	1,409,853
	Senior Housing Properties Trust
	6.75%, due 4/15/20	286,000	294,151
	6.75%, due 12/15/21	314,000	334,222
			5,820,878
	Retail 0.4%
	CVS Health Corp.
	4.10%, due 3/25/25	1,369,000	1,365,335
	4.30%, due 3/25/28	1,901,000	1,886,094
	4.75%, due 12/1/22	388,000	401,873
	5.05%, due 3/25/48	672,000	687,351
			4,340,653
	Road & Rail 0.1%
	Wabtec Corp.
	4.15%, due 3/15/24	308,000	305,833
	4.70%, due 9/15/28	704,000	692,845
			998,678
	Semiconductors 0.3%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd.
	3.125%, due 1/15/25	922,000	856,596
	3.50%, due 1/15/28	192,000	174,461
	3.625%, due 1/15/24	247,000	239,983
	3.875%, due 1/15/27	1,360,000	1,280,361
	Marvell Technology Group, Ltd.
	4.20%, due 6/22/23	440,000	437,842
	4.875%, due 6/22/28	499,000	501,654
	Microchip Technology, Inc. 3.922%, due 6/1/21 (a)	486,000	483,153
			3,974,050
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc. 5.00%, due 11/15/25 (a)	1,782,000	1,845,796

	Software 0.1%
	First Data Corp. 7.00%, due 12/1/23 (a)	1,070,000	1,114,137

	Telecommunications 0.9%
	AT&T, Inc.
	4.10%, due 2/15/28 (a)	1,160,000	1,126,160
	4.50%, due 3/9/48	792,000	691,089
	4.75%, due 5/15/46	1,874,000	1,712,154
	5.15%, due 11/15/46 (a)	684,000	654,850
	5.25%, due 3/1/37	296,000	295,008
	BellSouth LLC 4.333%, due 4/26/21 (a)	2,327,000	2,344,452
	T-Mobile USA, Inc. 6.375%, due 3/1/25	88,000	91,678
	Verizon Communications, Inc.
	2.625%, due 8/15/26	1,603,000	1,453,469
	4.329%, due 9/21/28 (a)	1,605,000	1,613,595
	4.862%, due 8/21/46	429,000	427,934
			10,410,389
	Utilities 0.0% ‡
	NextEra Energy Operating Partners, L.P. 4.25%, due 9/15/24 (a)	143,000	140,140

	Total Corporate Bonds (Cost $151,102,848)		150,286,372

	Loan Assignments 1.5% (b)
	Broadcasting & Entertainment 0.1%
	NRG Energy, Inc. 2016 Term Loan B 4.136% (3 Month LIBOR + 1.75%), due 6/30/23	1,197,862	1,198,461
	Quintiles IMS, Inc. 2017 Term Loan B 4.386% (3 Month LIBOR + 2.00%), due 3/7/24	305,275	305,848
	SS&C Technologies Holdings Europe S.A R.L.
	2018 Term Loan B3 4.492% (1 Month LIBOR + 2.25%), due 4/16/25	120,358	120,415
	2018 Term Loan B4 4.492% (1 Month LIBOR + 2.25%), due 4/16/25	45,998	46,019
			1,670,743
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 4.136% (3 Month LIBOR + 1.75%), due 6/1/24	1,956,896	1,959,787
	Communications Equipment 0.1%
	CommScope, Inc. Term Loan B5 4.242% (1 Month LIBOR + 2.00%), due 12/29/22	551,821	554,580
	Zayo Group LLC
	2017 Term Loan B1 4.242% (1 Month LIBOR + 2.00%), due 1/19/21	78,800	78,941
	2017 Incremental Term Loan 4.492% (1 Month LIBOR + 2.25%), due 1/19/24	732,122	734,912
			1,368,433
	Containers, Packaging & Glass 0.1%
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.992% (1 Month LIBOR + 2.75%), due 2/5/23	1,439,030	1,445,425

	Food Services 0.1%
	Aramark Services, Inc. 2018 Term Loan B2 4.084% (3 Month LIBOR + 1.75%), due 3/28/24	785,351	785,351
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.22% (1 Month LIBOR + 2.00%), due 5/24/24	224,580	224,496
			1,009,847
	Health Care - Services 0.2%
	Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.75%), due 7/2/25 (f)	1,931,153	1,952,879

	Lodging 0.3%
	Golden Nugget, Inc. 2017 Incremental Term Loan 4.952% (1 Month LIBOR + 2.75%), due 10/4/23	1,010,882	1,014,420
	Hilton Worldwide Finance LLC Term Loan B2 3.966% (1 Month LIBOR + 1.75%), due 10/25/23	1,964,343	1,971,326
	Wyndham Hotels & Resorts, Inc. Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 5/30/25	372,000	373,023
			3,358,769
	Media 0.1%
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.604% (1 Month LIBOR + 2.50%), due 1/17/24	86,350	86,350
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.604% (1 Month LIBOR + 2.50%), due 1/17/24	596,315	598,799
			685,149
	Pharmaceuticals 0.0% ‡
	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.104% (1 Month LIBOR + 3.00%), due 6/1/25	50,700	50,946

	Retail 0.1%
	KFC Holding Co. 2018 Term Loan B 3.915% (1 Month LIBOR + 1.75%), due 4/3/25	1,887,352	1,887,647

	Semiconductors 0.1%
	Microchip Technology, Inc. 2018 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 5/29/25	997,889	998,097

	Utilities 0.1%
	TEX Operations Co. LLC Exit Term Loan B 4.24%, due 8/4/23	1,241,000	1,241,000

	Total Loan Assignments (Cost $17,581,221)		17,628,722

	Mortgage-Backed Securities 2.2%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	Fannie Mae (Collateralized Mortgage Obligations) Series 2018-27, Class EA 3.00%, due 5/25/48	1,340,974	1,280,903

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class A 3.652%, due 3/10/37 (a)(g)	701,000	686,494
	Bank of America Merrill Lynch Large Loan, Inc. (a)(b)
	Series 2014-FL1, Class E 4.377% (1 Month LIBOR + 5.50%), due 12/15/31	310,216	302,858
	Series 2014-FL1, Class D 5.005% (1 Month LIBOR + 4.00%), due 12/15/31	100,000	99,321
	Barclays Commercial Mortgage Securities LLC (a)
	Series 2018-TALL, Class A 2.88% (1 Month LIBOR + 0.722%), due 3/15/37 (b)	3,492,000	3,489,814
	Series 2015-SRCH, Class A2 4.197%, due 8/10/35	875,000	890,962
	BHMS Mortgage Trust Series 2018-ATLS, Class A 3.408% (1 Month LIBOR + 1.25%), due 7/15/35 (a)(b)	918,000	918,922
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	382,717
	Caesars Palace Las Vegas Trust (a)
	Series 2017-VICI, Class C 4.138%, due 10/15/34	561,000	562,432
	Series 2017-VICI, Class D 4.499%, due 10/15/34 (g)	606,000	606,665
	Series 2017-VICI, Class E 4.499%, due 10/15/34 (g)	795,000	780,407
	CSMLT TRUST Series 2015-2, Class A6 3.50%, due 8/25/45 (a)(g)	518,037	511,582
	JP Morgan Chase Commercial Mortgage Securities Trust (a)
	Series 2016-WIKI, Class C 3.554%, due 10/5/31	131,000	129,062
	Series 2015-UES, Class E 3.742%, due 9/5/32 (c)	425,000	418,985
	Series 2016-WIKI, Class D 4.143%, due 10/5/31 (g)	200,000	196,634
	Series 2010-C2, Class E 5.828%, due 11/15/43 (g)	299,000	296,281
	Starwood Retail Property Trust (a)(b)
	Series 2014-STAR, Class D 5.408% (1 Month LIBOR + 3.25%), due 11/15/27	882,000	855,195
	Series 2014-STAR, Class E 6.308% (1 Month LIBOR + 4.15%), due 11/15/27	100,000	95,046
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AJ 5.413%, due 12/15/43 (c)	223,117	224,164
	Series 2007-C34, Class AJ 6.343%, due 5/15/46 (g)	149,049	151,560
			11,599,101
	Whole Loan (Collateralized Mortgage Obligations) 1.2%
	Angel Oak Mortgage Trust Series 2018-2, Class A1 3.674%, due 7/27/48 (a)(c)	273,489	273,478
	Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, due 4/25/48 (a)(c)	423,381	423,463
	Fannie Mae Connecticut Avenue Securities (Mortgage Pass-through Securities) Series 2015-C02, Class 1M2 6.216% (1 Month LIBOR + 4.00%), due 5/25/25 (b)	114,530	125,955
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
	Series 2014-DN2, Class M3 5.816% (1 Month LIBOR + 3.60%), due 4/25/24	551,684	613,018
	Series 2014-DN1, Class M3 6.716% (1 Month LIBOR + 4.50%), due 2/25/24	1,378,000	1,593,067
	Federal National Mortgage Association (b)
	Series 2014-C02, Class 1M2 4.816% (1 Month LIBOR + 2.60%), due 5/25/24	446,081	474,495
	Series 2014-C03, Class 1M2 5.216% (1 Month LIBOR + 3.00%), due 7/25/24	1,950,757	2,091,431
	JP Morgan Mortgage Trust Series 2018-8, Class A13 4.00%, due 1/25/49 (a)(c)	282,235	278,641
	New Residential Mortgage Loan Trust (a)(c)
	Series 2017-3A, Class A1 4.00%, due 4/25/57	522,926	525,149
	Series 2018-2A, Class A1 4.50%, due 2/25/58	476,011	485,004
	Sequoia Mortgage Trust (a)(c)
	Series 2018-CH2, Class A12 4.00%, due 6/25/48	1,104,123	1,111,394
	Series 2018-CH3, Class A11 4.00%, due 8/25/48	554,355	557,026
	Series 2018-7, Class A4 4.00%, due 9/25/48	372,309	373,024
	Series 2018-7, Class A19 4.00%, due 9/25/48	282,902	280,016
	Station Place Securitization Trust (a)(b)
	Series 2018-7, Class A 2.916% (1 Month LIBOR + 0.85%), due 9/24/19	1,851,000	1,851,000
	Series 2017-LD1, Class A 3.016% (1 Month LIBOR + 0.80%), due 11/25/50 (h)	1,362,000	1,357,949
	Series 2017-LD1, Class B 3.216% (1 Month LIBOR + 1.00%), due 11/25/50 (h)	270,000	269,353
	Winwater Mortgage Loan Trust Series 2015-5, Class A5 3.50%, due 8/20/45 (a)(c)	1,522,489	1,518,582
			14,202,045

	Total Mortgage-Backed Securities (Cost $27,184,452)		27,082,049

	U.S. Government & Federal Agencies 19.7%
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.8%
	3.00%, due 1/1/45	388,960	374,431
	3.00%, due 10/1/46	1,460,559	1,399,941
	3.00%, due 12/1/46	2,484,158	2,381,007
	3.00%, due 8/1/47	7,171,220	6,874,588
	3.50%, due 2/1/43	400,179	396,107
	3.50%, due 2/1/44	484,671	479,737
	3.50%, due 12/1/44	1,043,766	1,035,066
	3.50%, due 7/1/46	1,609,067	1,592,662
	3.50%, due 10/1/46	2,173,149	2,141,063
	3.50%, due 2/1/47	1,366,457	1,348,007
	3.50%, due 9/1/47	2,087,732	2,056,592
	3.50%, due 10/1/47	1,054,084	1,038,280
	3.50%, due 11/1/47	462,986	456,211
	3.50%, due 12/1/47	2,251,803	2,223,598
	3.50%, due 2/1/48	1,085,684	1,070,537
	3.50%, due 3/1/48	4,311,903	4,250,191
	4.00%, due 5/1/46	283,370	287,203
	4.00%, due 3/1/48	380,458	385,565
	4.00%, due 4/1/48	671,380	680,090
	4.00%, due 5/1/48	1,604,849	1,621,678
	4.00%, due 6/1/48	448,956	453,631
	4.00%, due 8/1/48	10,198,409	10,312,704
	4.50%, due 5/1/44	1,077,104	1,125,627
	4.50%, due 8/1/48	1,212,514	1,252,549
	6.00%, due 4/1/40	865,305	968,469
			46,205,534
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.9%
	3.00%, due 2/1/43	37,189	35,873
	3.00%, due 5/1/43	138,029	133,138
	3.00%, due 10/1/45	86,718	83,056
	3.00%, due 1/1/46	7,015	6,725
	3.00%, due 3/1/46	376,493	360,785
	3.00%, due 11/1/46	353,121	338,528
	3.00%, due 2/1/47	292,360	282,292
	3.00%, due 3/1/47	1,072,498	1,028,177
	3.00%, due 2/1/57	1,258,474	1,192,887
	3.50%, due 10/1/42	462,293	458,492
	3.50%, due 12/1/42	1,063,900	1,049,907
	3.50%, due 2/1/43	1,546,725	1,526,381
	3.50%, due 4/1/43	1,126,416	1,111,600
	3.50%, due 11/1/43	527,465	520,527
	3.50%, due 4/1/44	649,418	643,976
	3.50%, due 2/1/45	1,471,607	1,452,231
	3.50%, due 12/1/45	334,737	331,510
	3.50%, due 5/1/46	207,656	205,128
	3.50%, due 7/1/46	1,065,328	1,052,220
	3.50%, due 8/1/46	2,446,352	2,415,563
	3.50%, due 12/1/46	105,309	103,951
	3.50%, due 8/1/47	547,763	539,981
	3.50%, due 10/1/47	1,320,270	1,300,170
	3.50%, due 12/1/47	1,642,576	1,619,245
	3.50%, due 1/1/48	1,012,031	998,799
	3.50%, due 3/1/48	241,611	238,575
	3.50%, due 8/1/56	2,017,098	1,979,938
	4.00%, due 10/1/46	41,065	41,616
	4.00%, due 5/1/47	243,109	245,758
	4.00%, due 6/1/47	278,385	281,828
	4.00%, due 7/1/47	286,082	289,888
	4.00%, due 8/1/47	920,855	931,267
	4.00%, due 9/1/47	53,210	53,918
	4.00%, due 10/1/47	927,709	940,049
	4.00%, due 11/1/47	1,446,672	1,463,913
	4.00%, due 12/1/47	735,128	743,155
	4.00%, due 1/1/48	5,899,454	5,973,756
	4.00%, due 3/1/48	733,249	743,273
	4.00%, due 4/1/48	294,944	299,347
	4.00%, due 5/1/48	1,502,270	1,517,727
	4.00%, due 6/1/48	1,924,329	1,944,130
	4.00%, due 8/1/48	495,049	500,143
	4.00%, due 9/1/48	555,000	560,711
	4.50%, due 11/1/42	149,899	155,982
	4.50%, due 10/1/44	406,748	425,476
	4.50%, due 3/1/45	678,593	709,734
	4.50%, due 6/1/45	343,127	356,393
	4.50%, due 2/1/46	865,372	900,265
	4.50%, due 12/1/46	346,919	359,708
	4.50%, due 5/1/47	599,529	624,107
	4.50%, due 6/1/47	479,527	498,438
	4.50%, due 7/1/47	870,535	904,676
	4.50%, due 8/1/47	455,227	473,081
	4.50%, due 9/1/47	1,277,935	1,328,057
	4.50%, due 10/1/47	87,430	90,860
	4.50%, due 11/1/47	295,688	307,284
	4.50%, due 3/1/48	477,581	497,830
	4.50%, due 4/1/48	361,805	377,535
	4.50%, due 5/1/48	543,689	566,156
	4.50%, due 6/1/48	278,428	289,334
	5.00%, due 7/1/44	603,627	647,231
	6.00%, due 2/1/37	49,051	54,396
			47,106,677
	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
	4.00%, due 1/15/45	1,302,699	1,334,280
	4.00%, due 7/15/47	1,316,443	1,339,418
	4.00%, due 8/15/47	278,023	282,867
	4.00%, due 8/20/47	233,731	239,357
	4.00%, due 11/15/47	285,048	290,882
	4.00%, due 12/15/47	379,453	387,221
	4.50%, due 10/20/41	491,115	508,070
	4.50%, due 8/15/46	1,333,753	1,395,408
	4.50%, due 5/20/48	1,004,053	1,047,354
	5.00%, due 7/20/48	4,803,463	5,029,677
	5.00%, due 9/20/48	1,549,000	1,619,801
			13,474,335
¤	United States Treasury Bonds 4.1%
	2.25%, due 8/15/46	3,093,000	2,554,141
	2.75%, due 11/15/47	15,771,000	14,437,242
	3.00%, due 2/15/48	7,036,000	6,771,325
	3.00%, due 8/15/48	20,972,000	20,183,092
	3.125%, due 5/15/48	5,949,500	5,870,251
			49,816,051
¤	United States Treasury Notes 6.8%
	2.25%, due 11/15/27	1,425,000	1,333,822
	2.50%, due 5/31/20	18,687,400	18,598,343
	2.50%, due 6/30/20	8,538,000	8,493,976
	2.625%, due 7/31/20	21,575,000	21,504,207
	2.625%, due 8/31/20	15,815,900	15,759,062
	2.75%, due 5/31/23	1,878,000	1,862,521
	2.75%, due 2/15/28	2,167,000	2,112,740
	2.875%, due 8/15/28	13,426,000	13,219,366
			82,884,037
	Total U.S. Government & Federal Agencies (Cost $243,040,193)		239,486,634
	Total Long-Term Bonds (Cost $475,930,343)		471,385,946

		Shares
	Common Stocks 60.5%
	Aerospace & Defense 3.3%
¤	Boeing Co.	71,786	26,697,214
	General Dynamics Corp.	67,914	13,903,354
			40,600,568
	Air Freight & Logistics 0.6%
	United Parcel Service, Inc., Class B	59,411	6,936,234

	Airlines 0.4%
	Delta Air Lines, Inc.	73,805	4,268,143

	Automobiles 0.8%
	General Motors Co.	272,697	9,181,708

	Banks 2.5%
	Bank of America Corp.	268,729	7,916,756
	U.S. Bancorp	431,906	22,808,956
			30,725,712
	Biotechnology 0.2%
	AbbVie, Inc.	25,571	2,418,505

	Capital Markets 3.6%
	Blackstone Group L.P.	205,387	7,821,137
	CME Group, Inc.	110,516	18,810,928
	Goldman Sachs Group, Inc.	10,687	2,396,453
	Morgan Stanley	69,960	3,258,037
	TD Ameritrade Holding Corp.	210,221	11,105,976
			43,392,531
	Chemicals 1.5%
	LyondellBasell Industries N.V., Class A	183,427	18,803,102

	Consumer Finance 1.4%
	American Express Co.	63,839	6,798,215
	Synchrony Financial	343,106	10,663,735
			17,461,950
	Electronic Equipment, Instruments & Components 0.4%
	Corning, Inc.	141,010	4,977,653

	Entertainment 0.6%
	Activision Blizzard, Inc.	47,621	3,961,591
	Madison Square Garden Co., Class A (i)	10,214	3,220,678
			7,182,269
	Equity Real Estate Investment Trusts 1.0%
	Crown Castle International Corp.	51,038	5,682,061
	MGM Growth Properties LLC, Class A	109,727	3,235,849
	Outfront Media, Inc.	149,581	2,984,141
			11,902,051
	Food & Staples Retailing 3.4%
	Costco Wholesale Corp.	88,536	20,795,336
	Kroger Co.	228,898	6,663,221
	Sysco Corp.	183,245	13,422,696
			40,881,253
	Food Products 0.5%
	Hershey Co.	64,091	6,537,282

	Health Care Equipment & Supplies 1.6%
	Abbott Laboratories	26,530	1,946,241
	Medtronic PLC	175,504	17,264,328
			19,210,569
	Health Care Providers & Services 0.8%
	Aetna, Inc.	50,800	10,304,780

	Hotels, Restaurants & Leisure 2.6%
	Hilton Worldwide Holdings, Inc.	43,780	3,536,549
	McDonald's Corp.	113,853	19,046,468
	Norwegian Cruise Line Holdings, Ltd. (i)	74,289	4,266,417
	Six Flags Entertainment Corp.	66,598	4,649,872
			31,499,306
	Household Products 0.4%
	Clorox Co.	28,560	4,295,710

	Industrial Conglomerates 1.5%
	3M Co.	27,477	5,789,679
	Honeywell International, Inc.	76,992	12,811,469
			18,601,148
	Insurance 0.6%
	Progressive Corp.	102,928	7,312,005

	Interactive Media & Services 2.4%
¤	Alphabet, Inc., Class C (i)	24,243	28,933,293

	Internet & Direct Marketing Retail 0.6%
	Booking Holdings, Inc. (i)	3,450	6,844,800

	IT Services 4.3%
	Accenture PLC, Class A	89,223	15,185,755
	Automatic Data Processing, Inc.	23,456	3,533,881
¤	Mastercard, Inc.	152,664	33,984,533
			52,704,169
	Leisure Products 0.6%
	Hasbro, Inc.	63,535	6,678,799

	Machinery 1.3%
	Deere & Co.	40,429	6,077,692
	Parker-Hannifin Corp.	22,210	4,085,085
	Stanley Black & Decker, Inc.	36,429	5,334,663
			15,497,440
	Media 1.2%
	Comcast Corp., Class A	427,513	15,138,235

	Oil, Gas & Consumable Fuels 1.9%
	Anadarko Petroleum Corp.	154,223	10,396,172
	Suncor Energy, Inc.	339,992	13,155,016
			23,551,188
	Personal Products 0.7%
	Estee Lauder Cos., Inc., Class A	54,567	7,929,676

	Pharmaceuticals 3.8%
	Allergan PLC	58,721	11,185,176
	Bristol-Myers Squibb Co.	82,721	5,135,320
	Eli Lilly & Co.	118,066	12,669,662
	Merck & Co., Inc.	235,840	16,730,490
			45,720,648
	Real Estate Management & Development 0.6%
	CBRE Group, Inc., Class A (i)	163,781	7,222,742

	Road & Rail 1.5%
	CSX Corp.	238,555	17,664,998

	Semiconductors & Semiconductor Equipment 1.8%
	Intel Corp.	303,234	14,339,936
	Lam Research Corp.	48,868	7,413,275
			21,753,211
	Software 5.2%
	Adobe Systems, Inc. (i)	60,941	16,451,023
¤	Microsoft Corp.	368,984	42,200,700
	salesforce.com, Inc. (i)	30,836	4,903,849
			63,555,572
	Specialty Retail 1.7%
	Home Depot, Inc.	101,715	21,070,262

	Technology Hardware, Storage & Peripherals 2.2%
¤	Apple, Inc.	117,113	26,437,089

	Textiles, Apparel & Luxury Goods 1.1%
	NIKE, Inc., Class B	163,752	13,873,069

	Tobacco 1.9%
¤	Altria Group, Inc.	389,708	23,503,290

	Total Common Stocks (Cost $516,426,078)		734,570,960

	Short-Term Investment 0.5%
	Affiliated Investment Company 0.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (j)	6,269,968	6,269,968
	Total Short-Term Investment (Cost $6,269,968)		6,269,968
	Total Investments (Cost $998,626,389)	99.9%	1,212,226,874
	Other Assets, Less Liabilities	0.1	1,131,290
	Net Assets	100.0%	$1,213,358,164

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(e)	Step coupon - Rate shown was the rate in effect as of September 30, 2018.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2018.
(h)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,627,302, which represented 0.1% of the Portfolio's net assets.
(i)	Non-income producing security.
(j)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$36,902,169	$—	$36,902,169
Corporate Bonds	—	150,286,372	—	150,286,372
Loan Assignments	—	15,675,843	1,952,879	17,628,722
Mortgage-Backed Securities	—	27,082,049	—	27,082,049
U.S. Government & Federal Agencies	—	239,486,634	—	239,486,634
Total Long-Term Bonds	—	469,433,067	1,952,879	471,385,946
Common Stocks	734,570,960	—	—	734,570,960
Short-Term Investment
Affiliated Investment Company	6,269,968	—	—	6,269,968
Total Investments in Securities	$740,840,928	$469,433,067	$1,952,879	$1,212,226,874

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,952,879 are held in Health Care-Services within the Loan Assignments section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2018
Long-Term Bonds
Loan Assignments
Health Care - Services	$-	$387	$-	$40,650	$1,911,842	$-	$-	$-	$1,952,879	$40,650

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 5.5%
	Boeing Co.	61,500	$22,871,850
	Northrop Grumman Corp.	55,150	17,502,956
	Raytheon Co.	72,200	14,920,852
			55,295,658
	Automobiles 1.6%
	Ferrari N.V.	115,100	15,758,341

	Banks 1.7%
	JPMorgan Chase & Co.	154,400	17,422,496

	Capital Markets 2.9%
	Intercontinental Exchange, Inc.	214,000	16,026,460
	Moody's Corp.	77,340	12,931,248
			28,957,708
	Chemicals 2.8%
	Praxair, Inc.	96,550	15,518,481
	Sherwin-Williams Co.	27,370	12,459,098
			27,977,579
	Entertainment 2.8%
	Electronic Arts, Inc. (a)	140,900	16,977,041
	Netflix, Inc. (a)	30,400	11,373,552
			28,350,593
	Equity Real Estate Investment Trusts 1.9%
	American Tower Corp.	128,100	18,612,930

	Health Care Equipment & Supplies 5.6%
	Align Technology, Inc. (a)	28,300	11,071,526
	Baxter International, Inc.	136,800	10,545,912
	Becton Dickinson & Co.	48,750	12,723,750
	Edwards Lifesciences Corp. (a)	69,175	12,043,368
	Stryker Corp.	56,750	10,083,340
			56,467,896
	Health Care Providers & Services 3.4%
¤	UnitedHealth Group, Inc.	128,650	34,226,046

	Health Care Technology 1.2%
	Veeva Systems, Inc., Class A (a)	106,600	11,605,542

	Hotels, Restaurants & Leisure 1.3%
	Hilton Worldwide Holdings, Inc.	165,250	13,348,895

	Industrial Conglomerates 1.6%
	Honeywell International, Inc.	99,125	16,494,400

	Interactive Media & Services 5.3%
¤	Alphabet, Inc. (a)
	Class A	21,995	26,549,725
	Class C	22,169	26,458,036
			53,007,761
	Internet & Direct Marketing Retail 10.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	61,200	10,083,312
¤	Amazon.com, Inc. (a)	34,810	69,724,430
	Booking Holdings, Inc. (a)	4,770	9,463,680
	Expedia Group, Inc.	95,870	12,509,118
	Farfetch, Ltd., Class A (a)	73,900	2,012,297
			103,792,837
	IT Services 15.7%
	Automatic Data Processing, Inc.	100,800	15,186,528
	Fidelity National Information Services, Inc.	91,000	9,925,370
	Fiserv, Inc. (a)	156,000	12,851,280
	GoDaddy, Inc., Class A (a)	200,900	16,753,051
¤	Mastercard, Inc., Class A	120,900	26,913,549
	Pagseguro Digital, Ltd., Class A (a)	340,600	9,424,402
	PayPal Holdings, Inc. (a)	227,950	20,023,128
¤	Visa, Inc., Class A	314,250	47,165,782
			158,243,090
	Life Sciences Tools & Services 3.4%
	Illumina, Inc. (a)	43,750	16,058,875
	Thermo Fisher Scientific, Inc.	73,900	18,037,512
			34,096,387
	Machinery 1.2%
	Fortive Corp.	142,400	11,990,080

	Pharmaceuticals 3.1%
	Bristol-Myers Squibb Co.	303,400	18,835,072
	Zoetis, Inc.	139,350	12,758,886
			31,593,958
	Professional Services 1.0%
	CoStar Group, Inc. (a)	24,955	10,502,062

	Road & Rail 2.0%
	Union Pacific Corp.	121,500	19,783,845

	Semiconductors & Semiconductor Equipment 5.8%
	Applied Materials, Inc.	275,200	10,636,480
	ASML Holding N.V., Registered	55,550	10,444,511
	NVIDIA Corp.	79,900	22,453,498
	Xilinx, Inc.	187,700	15,047,909
			58,582,398
	Software 14.7%
¤	Adobe Systems, Inc. (a)	103,100	27,831,845
	Intuit, Inc.	60,950	13,860,030
¤	Microsoft Corp.	582,100	66,574,777
¤	salesforce.com, Inc. (a)	247,750	39,399,682
			147,666,334
	Specialty Retail 2.3%
¤	Lowe's Cos., Inc.	202,800	23,285,496

	Textiles, Apparel & Luxury Goods 2.3%
¤	NIKE, Inc., Class B	279,050	23,641,116
	Total Common Stocks (Cost $671,681,250)		1,000,703,448

	Short-Term Investment 0.6%
	Affiliated Investment Company 0.6%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	6,256,726	6,256,726
	Total Short-Term Investment (Cost $6,256,726)		6,256,726
	Total Investments (Cost $677,937,976)	100.0%	1,006,960,174
	Other Assets, Less Liabilities	(0.0)‡	(261,873)
	Net Assets	100.0%	$1,006,698,301

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$1,000,703,448	$—	$—	$1,000,703,448
Short-Term Investment
Affiliated Investment Company	6,256,726	—	—	6,256,726
Total Investments in Securities	$1,006,960,174	$—	$—	$1,006,960,174

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Common Stock Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 2.5%
	Boeing Co.	30,052	$11,176,339
	Huntington Ingalls Industries, Inc.	13,196	3,379,232
	Lockheed Martin Corp.	3,656	1,264,830
	Northrop Grumman Corp.	6,339	2,011,808
	Raytheon Co.	21,120	4,364,659
			22,196,868
	Airlines 0.5%
	Delta Air Lines, Inc.	1,188	68,702
	United Continental Holdings, Inc. (a)	53,073	4,726,681
			4,795,383
	Auto Components 0.0% ‡
	Aptiv PLC	4,509	378,305

	Banks 6.1%
	Bank of America Corp.	449,555	13,248,810
	Bank OZK	2,436	98,772
	Citigroup, Inc.	143,446	10,302,796
	Fifth Third Bancorp	125,999	3,522,527
¤	JPMorgan Chase & Co.	151,859	17,154,614
	Wells Fargo & Co.	163,792	8,617,685
			52,945,204
	Beverages 1.3%
	Coca-Cola Co.	50,874	2,349,870
	PepsiCo., Inc.	83,015	9,281,077
			11,630,947
	Biotechnology 2.6%
	AbbVie, Inc.	48,574	4,594,129
	Amgen, Inc.	33,876	7,022,156
	Biogen, Inc. (a)	7,886	2,786,203
	Gilead Sciences, Inc.	91,036	7,028,890
	United Therapeutics Corp. (a)	8,264	1,056,800
			22,488,178
	Capital Markets 1.3%
	Ameriprise Financial, Inc.	32,088	4,738,114
	Cboe Global Markets, Inc.	2,048	196,526
	Evercore, Inc., Class A	36,025	3,622,314
	Nasdaq, Inc.	37,510	3,218,358
			11,775,312
	Chemicals 1.8%
	CF Industries Holdings, Inc.	85,623	4,661,316
	DowDuPont, Inc.	25,525	1,641,513
	LyondellBasell Industries N.V., Class A	45,684	4,683,067
	Mosaic Co.	139,849	4,542,295
			15,528,191
	Commercial Services & Supplies 1.2%
	Cintas Corp.	484	95,740
	Republic Services, Inc.	58,915	4,280,764
	Stericycle, Inc. (a)	11,815	693,304
	Waste Management, Inc.	55,506	5,015,522
			10,085,330
	Communications Equipment 0.8%
	Arista Networks, Inc. (a)	846	224,918
	Ciena Corp. (a)	48,751	1,522,981
	Cisco Systems, Inc.	109,454	5,324,937
			7,072,836
	Consumer Finance 0.5%
	Synchrony Financial	147,065	4,570,780

	Diversified Consumer Services 0.4%
	H&R Block, Inc.	152,002	3,914,052

	Diversified Financial Services 2.1%
¤	Berkshire Hathaway, Inc., Class B (a)	85,193	18,240,673

	Diversified Telecommunication Services 1.0%
	AT&T, Inc.	140,096	4,704,424
	Verizon Communications, Inc.	76,809	4,100,832
			8,805,256
	Electric Utilities 0.8%
	American Electric Power Co., Inc.	3,793	268,848
	Exelon Corp.	119,777	5,229,464
	PG&E Corp. (a)	4,405	202,674
	Xcel Energy, Inc.	31,355	1,480,269
			7,181,255
	Electronic Equipment, Instruments & Components 0.4%
	Jabil, Inc.	127,551	3,454,081

	Energy Equipment & Services 0.5%
	Halliburton Co.	41,548	1,683,940
	Transocean, Ltd. (a)	181,721	2,535,008
			4,218,948
	Entertainment 1.4%
	Netflix, Inc. (a)	15,170	5,675,552
	Viacom, Inc., Class B	141,146	4,765,089
	Walt Disney Co.	17,864	2,089,016
			12,529,657
	Equity Real Estate Investment Trusts 2.0%
	American Tower Corp.	2,790	405,387
	Hospitality Properties Trust	17,310	499,220
	Host Hotels & Resorts, Inc.	205,474	4,335,501
	Omega Healthcare Investors, Inc.	116,722	3,824,980
	Public Storage	22,940	4,625,392
	SBA Communications Corp. (a)	235	37,748
	Senior Housing Properties Trust	66,746	1,172,060
	Simon Property Group, Inc.	13,422	2,372,339
	Ventas, Inc.	445	24,199
			17,296,826
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	31,685	7,442,173
	Kroger Co.	81,506	2,372,640
	Walgreens Boots Alliance, Inc.	27,834	2,029,098
	Walmart, Inc.	89,610	8,415,275
			20,259,186
	Food Products 0.2%
	Tyson Foods, Inc., Class A	35,355	2,104,683

	Health Care Equipment & Supplies 3.1%
	Abbott Laboratories	113,779	8,346,827
	ABIOMED, Inc. (a)	1,482	666,530
	Baxter International, Inc.	67,731	5,221,383
	DENTSPLY SIRONA, Inc.	39,544	1,492,391
	Haemonetics Corp. (a)	17,153	1,965,391
	Hologic, Inc. (a)	53,736	2,202,101
	Intuitive Surgical, Inc. (a)	3,953	2,269,022
	Medtronic PLC	6,671	656,226
	Varian Medical Systems, Inc. (a)	38,282	4,284,904
			27,104,775
	Health Care Providers & Services 5.1%
	Centene Corp. (a)	23,498	3,402,040
	Cigna Corp.	27,447	5,715,838
	Encompass Health Corp.	47,813	3,727,023
	HCA Healthcare, Inc.	38,834	5,402,586
	Humana, Inc.	16,205	5,485,717
	Molina Healthcare, Inc. (a)	27,668	4,114,232
	UnitedHealth Group, Inc.	47,842	12,727,886
	WellCare Health Plans, Inc. (a)	12,598	4,037,533
			44,612,855
	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	21,910	1,397,201
	Chipotle Mexican Grill, Inc. (a)	3,588	1,630,818
	Darden Restaurants, Inc.	37,104	4,125,594
	McDonald's Corp.	4,047	677,022
	Royal Caribbean Cruises, Ltd.	240	31,185
	Six Flags Entertainment Corp.	16,213	1,131,992
	Starbucks Corp.	59,545	3,384,538
	Texas Roadhouse, Inc.	17,205	1,192,134
			13,570,484
	Household Products 1.1%
	Kimberly-Clark Corp.	122	13,864
	Procter & Gamble Co.	110,917	9,231,622
			9,245,486
	Independent Power & Renewable Electricity Producers 1.0%
	AES Corp.	305,528	4,277,392
	NRG Energy, Inc.	121,325	4,537,555
			8,814,947
	Industrial Conglomerates 0.9%
	3M Co.	2,419	509,707
	Honeywell International, Inc.	45,109	7,506,138
			8,015,845
	Insurance 3.0%
	Aflac, Inc.	108,558	5,109,825
	Allstate Corp.	50,294	4,964,018
	First American Financial Corp.	58,943	3,040,869
	MetLife, Inc.	35,446	1,656,037
	Progressive Corp.	77,102	5,477,326
	Prudential Financial, Inc.	3,048	308,823
	Torchmark Corp.	9,897	857,971
	Travelers Cos., Inc.	38,267	4,963,613
			26,378,482
	Interactive Media & Services 4.8%
¤	Alphabet, Inc. (a)
	Class A	10,883	13,136,652
	Class C	10,999	13,126,976
¤	Facebook, Inc., Class A (a)	94,241	15,498,875
			41,762,503
	Internet & Direct Marketing Retail 4.9%
¤	Amazon.com, Inc. (a)	14,052	28,146,156
	Booking Holdings, Inc. (a)	2,931	5,815,104
	eBay, Inc. (a)	144,520	4,772,051
	Expedia Group, Inc.	33,482	4,368,731
			43,102,042
	IT Services 6.1%
	Accenture PLC, Class A	38,008	6,468,962
	Akamai Technologies, Inc. (a)	38,314	2,802,669
	Alliance Data Systems Corp.	1,254	296,145
	Broadridge Financial Solutions, Inc.	314	41,432
	Cognizant Technology Solutions Corp., Class A	24,578	1,896,193
	DXC Technology Co.	9,979	933,236
	International Business Machines Corp.	55,933	8,457,629
	Leidos Holdings, Inc.	13,974	966,442
	Mastercard, Inc., Class A	31,989	7,121,071
	MAXIMUS, Inc.	30,005	1,952,125
	PayPal Holdings, Inc. (a)	38,961	3,422,334
	Sabre Corp.	151,073	3,939,984
	Teradata Corp. (a)	35,040	1,321,358
	Visa, Inc., Class A	62,808	9,426,853
	Western Union Co.	217,576	4,146,999
			53,193,432
	Leisure Products 0.0% ‡
	Polaris Industries, Inc.	273	27,559

	Life Sciences Tools & Services 0.2%
	Illumina, Inc. (a)	5,128	1,882,284

	Machinery 1.2%
	Cummins, Inc.	31,292	4,570,822
	Ingersoll-Rand PLC	614	62,812
	PACCAR, Inc.	33,567	2,288,934
	Trinity Industries, Inc.	105,670	3,871,749
			10,794,317
	Media 1.0%
	Comcast Corp., Class A	238,530	8,446,347

	Multi-Utilities 0.3%
	CenterPoint Energy, Inc.	85,071	2,352,213

	Multiline Retail 1.6%
	Kohl's Corp.	27,386	2,041,626
	Macy's, Inc.	117,430	4,078,344
	Nordstrom, Inc.	69,230	4,140,646
	Target Corp.	44,869	3,957,895
			14,218,511
	Oil, Gas & Consumable Fuels 7.0%
	Chevron Corp.	94,160	11,513,885
	ConocoPhillips	95,242	7,371,731
¤	Exxon Mobil Corp.	178,771	15,199,110
	HollyFrontier Corp.	61,036	4,266,416
	Marathon Petroleum Corp.	63,918	5,111,523
	Murphy Oil Corp.	127,577	4,253,417
	PBF Energy, Inc., Class A	78,961	3,940,944
	Phillips 66	35,676	4,021,399
	Valero Energy Corp.	48,623	5,530,866
			61,209,291
	Paper & Forest Products 0.1%
	Louisiana-Pacific Corp.	26,079	690,833

	Personal Products 0.0% ‡
	Estee Lauder Cos., Inc., Class A	1,080	156,946

	Pharmaceuticals 5.0%
	Allergan PLC	31,784	6,054,216
	Bristol-Myers Squibb Co.	20,376	1,264,942
	Eli Lilly & Co.	23,244	2,494,314
¤	Johnson & Johnson	121,792	16,828,001
	Merck & Co., Inc.	38,975	2,764,886
	Mylan N.V. (a)	108,207	3,960,376
	Pfizer, Inc.	238,296	10,501,705
			43,868,440
	Professional Services 0.4%
	Robert Half International, Inc.	54,984	3,869,774

	Road & Rail 0.2%
	Genesee & Wyoming, Inc., Class A (a)	13,100	1,191,969
	Union Pacific Corp.	2,083	339,175
			1,531,144
	Semiconductors & Semiconductor Equipment 3.8%
	Broadcom, Inc.	5,388	1,329,381
	Cypress Semiconductor Corp.	115,691	1,676,363
	Intel Corp.	243,877	11,532,943
	KLA-Tencor Corp.	14,723	1,497,476
	Micron Technology, Inc. (a)	123,323	5,577,899
	NVIDIA Corp.	21,183	5,952,847
	Qorvo, Inc. (a)	52,984	4,073,940
	QUALCOMM, Inc.	23,654	1,703,798
			33,344,647
	Software 5.8%
	Adobe Systems, Inc. (a)	9,729	2,626,344
	Citrix Systems, Inc. (a)	38,738	4,306,116
	Fortinet, Inc. (a)	13,916	1,284,029
	LogMeIn, Inc.	4,548	405,227
¤	Microsoft Corp.	248,060	28,370,622
	Oracle Corp.	183,250	9,448,370
	salesforce.com, Inc. (a)	24,619	3,915,160
			50,355,868
	Specialty Retail 3.0%
	Advance Auto Parts, Inc.	17,369	2,923,724
	American Eagle Outfitters, Inc.	68,250	1,694,647
	AutoZone, Inc. (a)	181	140,402
	Best Buy Co., Inc.	57,577	4,569,311
	Foot Locker, Inc.	83,087	4,235,775
	Gap, Inc.	135,288	3,903,059
	Home Depot, Inc.	21,312	4,414,781
	Tractor Supply Co.	18,996	1,726,356
	Ulta Beauty, Inc. (a)	3,424	965,979
	Williams-Sonoma, Inc.	28,005	1,840,489
			26,414,523
	Technology Hardware, Storage & Peripherals 5.6%
¤	Apple, Inc.	176,718	39,892,321
	HP, Inc.	41,006	1,056,725
	NetApp, Inc.	45,079	3,871,835
	Seagate Technology PLC	84,111	3,982,656
			48,803,537
	Textiles, Apparel & Luxury Goods 1.1%
	Carter's, Inc.	15,920	1,569,712
	Michael Kors Holdings, Ltd. (a)	57,969	3,974,355
	Ralph Lauren Corp.	30,955	4,257,860
	Tapestry, Inc.	3,070	154,329
			9,956,256
	Tobacco 0.1%
	Altria Group, Inc.	3,599	217,056
	Philip Morris International, Inc.	7,572	617,421
			834,477
	Trading Companies & Distributors 0.7%
	United Rentals, Inc. (a)	7,588	1,241,397
	W.W. Grainger, Inc.	12,503	4,468,697
			5,710,094
	Total Common Stocks (Cost $689,782,099)		861,739,863

	Exchange-Traded Funds 1.6%
¤	SPDR S&P 500 ETF Trust	47,874	13,917,929

	Total Exchange-Traded Funds (Cost $13,888,288)		13,917,929

	Short-Term Investment 0.0%‡
	Affiliated Investment Company 0.0% ‡
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	72,751	72,751
	Total Short-Term Investment (Cost $72,751)		72,751
	Total Investments (Cost $703,743,138)	100.0%	875,730,543
	Other Assets, Less Liabilities	(0.0)‡	(365,051)
	Net Assets	100.0%	$875,365,492

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$861,739,863	$—	$—	$861,739,863
Exchange-Traded Funds	13,917,929	—	—	13,917,929
Short-Term Investment
Affiliated Investment Company	72,751	—	—	72,751
Total Investments in Securities	$875,730,543	$—	$—	$875,730,543

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Convertible Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Convertible Securities 90.9% †
	Convertible Bonds 82.0%
	Aerospace & Defense 0.6%
	Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	$3,932,000	$5,621,954

	Biotechnology 7.2%
	BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	15,124,000	16,156,243
	Exact Sciences Corp. 1.00%, due 1/15/25	2,868,000	3,550,943
¤	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	3,928,975
	(zero coupon), due 8/15/23 (b)	1,819,000	2,016,642
	0.50%, due 6/15/21	7,153,000	10,819,606
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	5,130,938
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	8,329,000	8,766,272
	Ligand Pharmaceuticals, Inc. 0.75%, due 5/15/23 (b)	4,508,000	5,498,714
	Medicines Co. 2.75%, due 7/15/23	5,185,000	4,728,253
	Novavax, Inc. 3.75%, due 2/1/23	2,800,000	1,729,000
	Radius Health, Inc. 3.00%, due 9/1/24	444,000	341,421
			62,667,007
	Building Materials 1.0%
	Patrick Industries, Inc. 1.00%, due 2/1/23 (b)	9,317,000	8,828,594

	Commercial Services 1.8%
	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	15,366,913

	Computers 2.7%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24	11,484,000	13,804,078
	Nutanix, Inc. (zero coupon), due 1/15/23 (b)	1,844,000	2,045,147
	Pure Storage, Inc. 0.125%, due 4/15/23 (b)	2,934,000	3,405,940
	Western Digital Corp. 1.50%, due 2/1/24 (b)	4,634,000	4,299,754
			23,554,919
	Diversified Financial Services 2.7%
¤	Air Lease Corp. 3.875%, due 12/1/18	12,427,000	19,572,525
	LendingTree, Inc. 0.625%, due 6/1/22	2,940,000	3,742,349
			23,314,874
	Electric 0.4%
	NRG Energy, Inc. 2.75%, due 6/1/48 (b)	3,445,000	3,635,295

	Entertainment 0.2%
	Live Nation Entertainment, Inc. 2.50%, due 3/15/23 (b)	1,447,000	1,567,085

	Health Care - Products 4.3%
¤	Danaher Corp. (zero coupon), due 1/22/21	6,483,000	26,908,495
	NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	4,183,857
	Wright Medical Group N.V. 1.625%, due 6/15/23 (b)	5,820,000	6,180,113
			37,272,465
	Health Care - Services 4.4%
¤	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	18,337,664
	Molina Healthcare, Inc. 1.125%, due 1/15/20	2,690,000	9,821,074
	Teladoc Health, Inc. 1.375%, due 5/15/25 (b)	5,771,000	9,935,925
			38,094,663
	Internet 14.4%
¤	Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	13,680,000	16,264,809
	Etsy, Inc. (zero coupon), due 3/1/23 (b)	10,530,000	15,996,365
	FireEye, Inc. 0.875%, due 6/1/24 (b)	3,663,000	3,653,432
	IAC FinanceCo, Inc. 0.875%, due 10/1/22 (b)	9,480,000	14,113,521
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a) (b)	7,641,000	7,693,723
	MercadoLibre, Inc. 2.00%, due 8/15/28 (b)	6,434,000	6,359,893
	Okta, Inc. 0.25%, due 2/15/23 (b)	4,261,000	6,605,424
	Palo Alto Networks, Inc. 0.75%, due 7/1/23 (b)	8,986,000	9,437,052
	Quotient Technology, Inc. 1.75%, due 12/1/22 (b)	5,756,000	6,414,412
	RingCentral, Inc. (zero coupon), due 3/15/23 (b)	7,337,000	9,236,681
	Splunk, Inc. 0.50%, due 9/15/23 (b)	4,966,000	5,150,954
	Twilio, Inc. 0.25%, due 6/1/23 (b)	2,263,000	3,053,595
	Twitter, Inc. 0.25%, due 9/15/19	9,402,000	9,126,916
	Wix.com, Ltd. (zero coupon), due 7/1/23 (b)	4,872,000	5,199,715
	Zendesk, Inc. 0.25%, due 3/15/23 (b)	1,447,000	1,826,348
	Zillow Group, Inc. 1.50%, due 7/1/23	5,760,000	5,333,760
			125,466,600
	Iron & Steel 0.4%
	Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,050,000	3,368,835

	Lodging 0.5%
	Caesars Entertainment Corp. 5.00%, due 10/1/24	2,616,000	4,266,924

	Machinery - Diversified 1.4%
	Chart Industries, Inc. 1.00%, due 11/15/24 (b)	8,748,000	12,488,207

	Media 3.6%
¤	DISH Network Corp. 3.375%, due 8/15/26	17,289,000	16,532,883
	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	7,804,157
	Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,706,676
			31,043,716
	Oil & Gas 3.9%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	11,037,000	11,016,604
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	10,266,000	13,809,761
	Transocean, Inc. 0.50%, due 1/30/23	5,990,000	8,895,222
			33,721,587
	Oil & Gas Services 5.3%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	9,729,000	10,461,672
	Newpark Resources, Inc. 4.00%, due 12/1/21 (b)	4,174,000	5,557,097
	Oil States International, Inc. 1.50%, due 2/15/23 (b)	13,438,000	14,277,660
	Weatherford International, Ltd. 5.875%, due 7/1/21	16,859,000	15,918,672
			46,215,101
	Pharmaceuticals 3.1%
	Herbalife Nutrition, Ltd. 2.625%, due 3/15/24 (b)	6,582,000	7,071,398
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	5,395,000	9,209,697
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22	5,779,000	6,125,717
	Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23 (b)	4,136,000	4,645,617
			27,052,429
	Semiconductors 10.3%
	Cypress Semiconductor Co. 2.00%, due 2/1/23 (b)	3,980,000	3,958,110
	Inphi Corp. 1.125%, due 12/1/20	9,461,000	10,948,477
	Intel Corp. 3.25%, due 8/1/39	3,685,000	8,468,591
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	12,203,000	18,499,772
	1.625%, due 2/15/27	5,198,000	5,552,628
	Micron Technology, Inc. 3.00%, due 11/15/43	8,207,000	12,739,028
	Novellus Systems, Inc. 2.625%, due 5/15/41	724,000	3,320,423
	ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	9,502,864
	Rambus, Inc. 1.375%, due 2/1/23 (b)	6,552,000	5,909,432
	Silicon Laboratories, Inc. 1.375%, due 3/1/22	9,006,000	10,313,302
			89,212,627
	Software 9.6%
	Atlassian, Inc. 0.625%, due 5/1/23 (b)	5,325,000	6,981,400
	Citrix Systems, Inc. 0.50%, due 4/15/19	2,769,000	4,259,813
	Coupa Software, Inc. 0.375%, due 1/15/23 (b)	2,480,000	4,531,176
¤	NICE Systems, Inc. 1.25%, due 1/15/24	13,581,000	19,480,247
	Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	8,616,878
	Red Hat, Inc. 0.25%, due 10/1/19	2,510,000	4,649,401
	ServiceNow, Inc. (zero coupon), due 6/1/22	6,076,000	9,088,736
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	12,520,547
	Workday, Inc. 0.25%, due 10/1/22 (b)	11,205,000	12,988,522
			83,116,720
	Telecommunications 1.8%
	Finisar Corp. 0.50%, due 12/15/36	6,207,000	5,701,396
	Viavi Solutions Inc. 1.00%, due 3/1/24	9,569,000	10,357,696
			16,059,092
	Transportation 2.4%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22 (a)	11,348,000	13,140,689
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	8,106,354
			21,247,043
	Total Convertible Bonds (Cost $621,671,713)		713,182,650

		Shares
	Convertible Preferred Stocks 8.9%
	Banks 2.5%
¤	Bank of America Corp. Series L 7.25%	8,636	11,177,143
	Wells Fargo & Co. Series L 7.50%	8,264	10,667,832
			21,844,975
	Chemicals 0.5%
	A. Schulman, Inc. 6.00%	4,110	4,253,850

	Equity Real Estate Investment Trusts 0.9%
	Crown Castle International Corp. 6.875%	5,982	6,496,452
	Welltower, Inc. Series I 6.50%	26,800	1,621,936
			8,118,388
	Food Products 1.2%
	Post Holdings, Inc. 2.50%	54,730	9,975,134

	Health Care Equipment & Supplies 1.1%
	Becton Dickinson & Co. 6.125%	146,239	9,558,181

	Machinery 0.8%
	Rexnord Corp. 5.75%	75,817	4,928,105
	Stanley Black & Decker, Inc. (a) 5.375%	20,480	2,244,813
			7,172,918
	Oil, Gas & Consumable Fuels 1.9%
¤	Hess Corp. 8.00%	211,085	16,777,036

	Total Convertible Preferred Stocks (Cost $66,306,968)		77,700,482
	Total Convertible Securities (Cost $687,978,681)		790,883,132

	Common Stocks 4.7%
	Air Freight & Logistics 1.2%
	XPO Logistics, Inc. (c)	87,557	9,996,383

	Airlines 1.0%
	Delta Air Lines, Inc.	151,688	8,772,117

	Banks 0.9%
¤	Bank of America Corp.	267,678	7,885,794

	Energy Equipment & Services 0.3%
	Halliburton Co.	73,392	2,974,578

	Health Care Equipment & Supplies 0.7%
	Teleflex, Inc.	21,245	5,653,082

	Software 0.6%
	Proofpoint, Inc. (c)	50,553	5,375,300

	Total Common Stocks (Cost $24,506,096)		40,657,254

	Short-Term Investment 4.1%
	Affiliated Investment Company 4.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (d)	35,393,599	35,393,599
	Total Short-Term Investment (Cost $35,393,599)		35,393,599
	Total Investments (Cost $747,878,376)	99.7%	866,933,985
	Other Assets, Less Liabilities	0.3	2,718,114
	Net Assets	100.0%	$869,652,099

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $53,811,704 and the Portfolio received non-cash collateral in the amount of $54,876,989.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Current yield as of September 30, 2018.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$713,182,650	$—	$713,182,650
Convertible Preferred Stocks (b)	63,471,498	14,228,984	—	77,700,482
Total Convertible Securities	63,471,498	727,411,634	—	790,883,132
Common Stocks	40,657,254	—	—	40,657,254
Short-Term Investment
Affiliated Investment Company	35,393,599	—	—	35,393,599
Total Investments in Securities	$139,522,351	$727,411,634	$—	$866,933,985

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $4,253,850 and $9,975,134 are held in Chemicals and Food Products, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Government Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.7% †
	Asset-Backed Securities 3.1%
	Other Asset-Backed Securities 2.6%
	PSNH Funding LLC Series 2018-1, Class A1 3.094%, due 2/1/26	$500,000	$498,358
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	631,997	591,710
	Series 2014-20H, Class 1 2.88%, due 8/1/34	646,769	633,142
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,585,672	1,552,161
	Series 2014-20I, Class 1 2.92%, due 9/1/34	689,151	671,493
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,261,944	1,252,434
			5,199,298
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	863,488	895,359

	Total Asset-Backed Securities (Cost $6,234,816)		6,094,657

	Corporate Bonds 5.2%
	Agriculture 0.6%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,144,190

	Electric 2.8%
	Consolidated Edison Co. of New York, Inc. 2.773% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,558,215
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,726,383
	PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,305,770
			5,590,368
	Pipelines 0.6%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,230,913

	Real Estate Investment Trusts 1.2%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,293,165

	Total Corporate Bonds (Cost $10,591,245)		10,258,636

	Mortgage-Backed Securities 2.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (b)	1,750,000	1,691,301
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	507,998	527,889
	Wells Fargo Commercial Mortgage Trust Series 2018-1745, Class A 3.874%, due 6/15/36 (b)(c)	900,000	891,113
			3,110,303
	Residential Mortgages (Collateralized Mortgage Obligations) 0.4%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.284%, due 8/25/36 (c)	169,534	157,528
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.80% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(d)(e)(f)	804,563	751,277
			908,805
	Total Mortgage-Backed Securities (Cost $4,149,487)		4,019,108

	U.S. Government & Federal Agencies 88.4%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡ (g)
	Series 360, Class 2, IO 5.00%, due 8/25/35	106,272	23,138
	Series 361, Class 2 6.00%, due 10/25/35	22,415	5,410
			28,548
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 16.9%
	2.50%, due 8/1/46	1,791,276	1,658,680
	3.00%, due 4/1/45	2,923,572	2,810,968
	3.00%, due 5/1/45	2,137,453	2,054,547
	3.00%, due 6/1/45	2,030,017	1,950,726
	3.00%, due 7/1/45	1,099,503	1,055,960
	3.00%, due 5/1/46	1,191,620	1,142,165
	3.00%, due 11/1/47	954,925	914,454
	3.50%, due 12/1/41	233,802	231,918
	3.50%, due 5/1/42	314,728	312,195
	3.50%, due 8/1/42	839,985	834,273
	3.624% (1 Year Treasury Constant Maturity Rate + 2.25%), due 2/1/37 (a)	53,586	56,207
	3.673% (12 Month LIBOR + 1.625%), due 3/1/35 (a)	15,834	16,504
	4.00%, due 8/1/39	471,789	479,680
	4.00%, due 12/1/40	2,549,592	2,593,473
¤	4.00%, due 2/1/41	4,072,963	4,144,928
¤	4.00%, due 3/1/41	4,092,152	4,162,624
	4.00%, due 8/1/44	2,750,000	2,800,703
	4.00%, due 3/1/46	2,260,000	2,281,894
	4.35% (1 Year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (a)	82,218	86,389
	4.50%, due 3/1/41	448,621	468,036
	4.50%, due 5/1/41	771,147	804,572
	4.50%, due 8/1/41	827,991	863,882
	5.00%, due 6/1/33	325,666	344,608
	5.00%, due 8/1/33	183,205	193,806
	5.00%, due 5/1/36	119,031	125,959
	5.00%, due 10/1/39	594,395	633,248
	5.50%, due 1/1/33	246,159	263,536
	6.50%, due 4/1/37	48,607	54,197
			33,340,132
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 32.1%
	2.50%, due 9/1/46	264,801	245,269
	2.50%, due 1/1/57	942,067	865,538
	3.00%, due 10/1/32	840,587	826,180
	3.00%, due 4/1/43	1,320,165	1,274,116
	3.00%, due 3/1/46	812,382	778,403
	3.00%, due 9/1/46	2,529,873	2,417,050
	3.00%, due 10/1/46	2,189,985	2,092,162
	3.00%, due 2/1/57	910,712	863,207
	3.00%, due 6/1/57	1,035,461	981,442
	3.50%, due 11/1/41	265,461	263,322
	3.50%, due 1/1/42	1,930,883	1,915,315
	3.50%, due 5/1/42	873,001	865,933
	3.50%, due 8/1/42	2,067,264	2,040,051
	3.50%, due 11/1/42	805,808	795,224
	3.50%, due 5/1/43	694,910	689,049
	3.50%, due 6/1/43	624,494	616,280
	3.50%, due 7/1/43	677,644	672,246
	3.50%, due 3/1/45	1,187,455	1,173,886
	3.50%, due 10/1/47	947,899	933,514
	3.845% (6 Month LIBOR + 1.547%), due 11/1/34 (a)	65,621	67,808
	3.965% (12 Month LIBOR + 1.59%), due 4/1/34 (a)	146,776	155,005
¤	4.00%, due 8/1/38	3,899,120	3,978,057
	4.00%, due 1/1/41	680,627	694,438
	4.00%, due 2/1/41	913,223	930,456
	4.00%, due 9/1/42	884,741	900,145
	4.00%, due 11/1/43	1,960,000	1,979,983
	4.00%, due 9/1/47	895,516	904,786
	4.50%, due 10/1/33	382,914	397,171
	4.50%, due 6/1/39	184,533	192,196
	4.50%, due 12/1/40	1,468,012	1,527,605
	4.50%, due 2/1/41	3,340,000	3,448,420
¤	4.50%, due 4/1/41	15,700,000	16,209,638
	4.50%, due 8/1/42	1,470,000	1,517,718
	5.00%, due 3/1/40	856,220	910,985
	5.00%, due 2/1/41	1,788,110	1,910,691
	5.00%, due 10/1/41	2,538,680	2,698,638
	5.50%, due 6/1/33	765,428	827,647
	5.50%, due 11/1/33	493,105	532,386
	5.50%, due 12/1/33	528,111	570,505
	5.50%, due 6/1/34	165,317	178,540
	5.50%, due 3/1/35	231,363	249,675
	5.50%, due 12/1/35	87,584	94,593
	5.50%, due 4/1/36	422,504	456,487
	5.50%, due 1/1/37	151,620	166,691
	5.50%, due 7/1/37	150,883	166,114
	5.50%, due 8/1/37	107,058	115,615
	6.00%, due 1/1/33	78,775	86,525
	6.00%, due 3/1/33	76,252	82,337
	6.00%, due 9/1/34	14,114	15,343
	6.00%, due 9/1/35	272,644	302,013
	6.00%, due 10/1/35	63,530	70,287
	6.00%, due 4/1/36	189,533	208,672
	6.00%, due 6/1/36	109,099	118,404
	6.00%, due 11/1/36	118,663	128,930
	6.00%, due 4/1/37	15,676	16,263
	6.50%, due 10/1/31	34,381	37,982
	6.50%, due 7/1/32	12,107	13,274
	6.50%, due 2/1/37	19,386	21,254
	6.50%, due 8/1/47	23,864	25,422
			63,216,886
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.4%
	3.00%, due 8/20/45	1,875,253	1,825,228
	3.00%, due 6/20/46	1,065,276	1,023,239
	3.50%, due 12/20/46	1,205,924	1,201,032
	3.50%, due 8/20/47	919,253	914,748
	4.00%, due 7/15/39	317,885	323,424
	4.00%, due 9/20/40	1,209,923	1,239,607
	4.00%, due 11/20/40	211,386	216,563
	4.00%, due 1/15/41	1,419,300	1,452,753
¤	4.00%, due 10/15/41	4,158,906	4,262,746
	4.00%, due 6/20/47	1,281,915	1,290,432
	4.50%, due 5/20/40	2,584,401	2,708,911
	5.00%, due 4/15/34	442,946	470,388
	5.00%, due 2/20/41	301,527	319,969
	5.50%, due 6/15/33	719,032	789,646
	5.50%, due 12/15/35	34,359	36,840
	6.00%, due 8/15/32	111,551	121,807
	6.00%, due 10/15/32	197,075	212,935
	6.50%, due 7/15/28	24,301	26,661
	6.50%, due 8/15/28	27,236	29,881
	6.50%, due 7/15/32	104,853	118,094
			18,584,904
	Overseas Private Investment Corporation 0.8%
	5.142%, due 12/15/23	1,562,919	1,645,002

	Tennessee Valley Authority 2.5%
¤	4.65%, due 6/15/35	4,395,000	4,941,791

	United States Treasury Notes 26.7%
	1.625%, due 8/15/22	2,170,000	2,066,840
	1.625%, due 5/15/26	380,000	343,752
	1.75%, due 9/30/22	300,000	286,676
	1.75%, due 5/15/23	500,000	474,238
	2.00%, due 8/31/21	3,295,000	3,214,427
¤	2.375%, due 4/30/20	18,700,000	18,582,395
¤	2.375%, due 8/15/24	3,850,000	3,722,920
¤	2.625%, due 7/31/20	12,150,000	12,110,133
¤	2.75%, due 4/30/23	8,215,000	8,147,290
	2.75%, due 7/31/23	845,000	837,507
	2.75%, due 8/31/23	1,325,000	1,313,406
	2.875%, due 4/30/25	1,500,000	1,488,164
			52,587,748
	Total U.S. Government & Federal Agencies (Cost $176,276,690)		174,345,011
	Total Long-Term Bonds (Cost $197,252,238)		194,717,412

	Shares
Short-Term Investments 15.6%
Affiliated Investment Company 12.3%
MainStay U.S. Government Liquidity Fund, 1.75% (h)	24,259,817	24,259,817
Total Affiliated Investment Companies (Cost $24,259,817)		24,259,817

	Principal Amount
U.S. Governments 3.3%
United States Treasury Bills (i)
2.009%, due 10/18/18	$3,000,000	2,997,198
2.101%, due 11/15/18	3,500,000	3,490,966
Total U.S. Governments (Cost $6,488,164)		6,488,164
Total Short-Term Investments (Cost $30,747,981)		30,747,981
Total Investments (Cost $228,000,219)	114.3%	225,465,393
Other Assets, Less Liabilities	(14.3)	(28,279,871)
Net Assets	100.0%	$197,185,522

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security - As of September 30, 2018, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $751,277, which represented 0.4% of the Portfolio's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued security was $751,277, which represented 0.4% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Current yield as of September 30, 2018.
(i)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

IO	—Interest Only
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,094,657	$—	$6,094,657
Corporate Bonds	—	10,258,636	—	10,258,636
Mortgage-Backed Securities (b)	—	3,267,831	751,277	4,019,108
U.S. Government & Federal Agencies	—	174,345,011	—	174,345,011
Total Long-Term Bonds	—	193,966,135	751,277	194,717,412
Short-Term Investments
Affiliated Investment Company	24,259,817	—	—	24,259,817
U.S. Governments	—	6,488,164	—	6,488,164
Total Short-Term Investments	24,259,817	6,488,164	—	30,747,981
Total Investments in Securities	$24,259,817	$200,454,299	$751,277	$225,465,393

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $751,277 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$784,636	$403	$2,136	$27,904	$-	$(63,802)	$-	$-	$751,277	$25,163

(a) Sales include principal reductions.

MainStay VP MacKay Growth Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.5% †
	Aerospace & Defense 4.0%
¤	Boeing Co.	34,048	$12,662,451
	Huntington Ingalls Industries, Inc.	7,686	1,968,231
	Lockheed Martin Corp.	10,076	3,485,893
	Northrop Grumman Corp.	15,486	4,914,792
	Raytheon Co.	11,746	2,427,428
			25,458,795
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc., Class B	2,855	333,321
	XPO Logistics, Inc. (a)	35,958	4,105,325
			4,438,646
	Auto Components 0.1%
	Aptiv PLC	10,291	863,415

	Beverages 1.2%
	Coca-Cola Co.	60,235	2,782,255
	PepsiCo., Inc.	44,037	4,923,336
			7,705,591
	Biotechnology 5.2%
¤	AbbVie, Inc.	107,086	10,128,194
	Amgen, Inc.	39,731	8,235,839
	Biogen, Inc. (a)	18,727	6,616,436
	Celgene Corp. (a)	15,264	1,365,975
	Gilead Sciences, Inc.	87,351	6,744,371
			33,090,815
	Capital Markets 1.4%
	Ameriprise Financial, Inc.	10,797	1,594,285
	Evercore, Inc., Class A	32,808	3,298,844
	Lazard, Ltd., Class A	8,642	415,940
	LPL Financial Holdings, Inc.	53,020	3,420,320
	Virtu Financial, Inc., Class A	1,816	37,137
			8,766,526
	Chemicals 0.2%
	Chemours Co.	17,096	674,266
	LyondellBasell Industries N.V., Class A	5,696	583,897
			1,258,163
	Commercial Services & Supplies 0.9%
	Republic Services, Inc.	12,595	915,153
	Waste Management, Inc.	53,333	4,819,170
			5,734,323
	Communications Equipment 0.2%
	Arista Networks, Inc. (a)	2,540	675,284
	F5 Networks, Inc. (a)	3,026	603,445
			1,278,729
	Consumer Finance 0.7%
	Credit Acceptance Corp. (a)	4,191	1,835,951
	Synchrony Financial	85,431	2,655,196
			4,491,147
	Diversified Consumer Services 0.5%
	H&R Block, Inc.	133,194	3,429,746

	Diversified Financial Services 0.9%
	Berkshire Hathaway, Inc., Class B (a)	26,517	5,677,555

	Electronic Equipment, Instruments & Components 0.6%
	CDW Corp.	528	46,950
	Zebra Technologies Corp., Class A (a)	22,386	3,958,516
			4,005,466
	Entertainment 1.4%
	Netflix, Inc. (a)	18,650	6,977,525
	Walt Disney Co.	17,830	2,085,040
			9,062,565
	Equity Real Estate Investment Trusts 0.7%
	Omega Healthcare Investors, Inc.	13,546	443,902
	Public Storage	3,009	606,705
	Uniti Group, Inc. (a)	171,196	3,449,599
			4,500,206
	Food & Staples Retailing 1.5%
	Costco Wholesale Corp.	34,383	8,075,879
	U.S. Foods Holding Corp. (a)	49,269	1,518,471
			9,594,350
	Health Care Equipment & Supplies 1.5%
	ABIOMED, Inc. (a)	1,889	849,578
	Baxter International, Inc.	14,447	1,113,719
	ICU Medical, Inc. (a)	4,227	1,195,184
	Intuitive Surgical, Inc. (a)	5,026	2,884,924
	Varian Medical Systems, Inc. (a)	29,313	3,281,004
			9,324,409
	Health Care Providers & Services 6.3%
	Centene Corp. (a)	2,170	314,173
	Cigna Corp.	10,831	2,255,556
	Encompass Health Corp.	47,374	3,692,803
	Express Scripts Holding Co. (a)	5,670	538,707
	HCA Healthcare, Inc.	34,602	4,813,830
	Humana, Inc.	14,081	4,766,700
	Molina Healthcare, Inc. (a)	26,744	3,976,833
	Premier, Inc., Class A (a)	26,579	1,216,787
¤	UnitedHealth Group, Inc.	53,389	14,203,609
	WellCare Health Plans, Inc. (a)	13,227	4,239,121
			40,018,119
	Health Care Technology 0.3%
	athenahealth, Inc. (a)	13,618	1,819,365

	Hotels, Restaurants & Leisure 1.9%
	Chipotle Mexican Grill, Inc. (a)	3,347	1,521,278
	Darden Restaurants, Inc.	32,320	3,593,661
	Six Flags Entertainment Corp.	44,619	3,115,299
	Vail Resorts, Inc.	600	164,652
	Yum China Holdings, Inc.	95,374	3,348,581
			11,743,471
	Household Products 0.1%
	Energizer Holdings, Inc.	15,580	913,767

	Independent Power & Renewable Electricity Producers 0.2%
	NRG Energy, Inc.	32,686	1,222,456

	Industrial Conglomerates 0.2%
	3M Co.	5,513	1,161,644
	Honeywell International, Inc.	151	25,127
			1,186,771
	Insurance 0.9%
	Progressive Corp.	76,675	5,446,992

	Interactive Media & Services 9.0%
¤	Alphabet, Inc. (a)
	Class A	13,099	15,811,541
	Class C	13,314	15,889,860
¤	Facebook, Inc., Class A (a)	125,914	20,707,816
	IAC/InterActiveCorp (a)	11,270	2,442,434
	TripAdvisor, Inc. (a)	1,686	86,104
	Twitter, Inc. (a)	61,561	1,752,026
			56,689,781
	Internet & Direct Marketing Retail 8.6%
¤	Amazon.com, Inc. (a)	19,564	39,186,692
	Booking Holdings, Inc. (a)	3,884	7,705,856
	eBay, Inc. (a)	107,159	3,538,390
	Expedia Group, Inc.	30,632	3,996,864
			54,427,802
	IT Services 10.1%
	Accenture PLC, Class A	22,366	3,806,693
	Akamai Technologies, Inc. (a)	47,327	3,461,970
	Alliance Data Systems Corp.	13,807	3,260,661
	Broadridge Financial Solutions, Inc.	15,293	2,017,911
	Conduent, Inc. (a)	148,598	3,346,427
	CoreLogic, Inc. (a)	29,162	1,440,895
	Euronet Worldwide, Inc. (a)	4,671	468,128
	First Data Corp., Class A (a)	156,691	3,834,229
	GoDaddy, Inc., Class A (a)	12,041	1,004,099
	International Business Machines Corp.	32,378	4,895,877
¤	Mastercard, Inc., Class A	47,940	10,671,923
	PayPal Holdings, Inc. (a)	53,180	4,671,331
	Sabre Corp.	140,981	3,676,785
	Square, Inc., Class A (a)	12,778	1,265,150
	Teradata Corp. (a)	2,876	108,454
	VeriSign, Inc. (a)	4,027	644,803
¤	Visa, Inc., Class A	103,378	15,516,004
	Western Union Co.	47	896
			64,092,236
	Leisure Products 0.0% ‡
	Polaris Industries, Inc.	922	93,076

	Life Sciences Tools & Services 0.4%
	Illumina, Inc. (a)	6,568	2,410,850
	PRA Health Sciences, Inc. (a)	222	24,462
			2,435,312
	Machinery 0.6%
	Allison Transmission Holdings, Inc.	73,770	3,836,778
	Caterpillar, Inc.	882	134,496
	Ingersoll-Rand PLC	250	25,575
			3,996,849
	Media 0.3%
	AMC Networks, Inc., Class A (a)	14,394	954,898
	Sirius XM Holdings, Inc. (b)	97,245	614,588
			1,569,486
	Multiline Retail 1.1%
	Macy's, Inc.	88,650	3,078,815
	Nordstrom, Inc.	63,142	3,776,523
			6,855,338
	Oil, Gas & Consumable Fuels 3.5%
	Antero Resources Corp. (a)	107,986	1,912,432
	Continental Resources, Inc. (a)	44,944	3,068,776
	HollyFrontier Corp.	50,143	3,504,996
	Kosmos Energy, Ltd. (a)	129,719	1,212,873
	Marathon Petroleum Corp.	33,595	2,686,592
	PBF Energy, Inc., Class A	68,852	3,436,403
	Valero Energy Corp.	20,977	2,386,134
	Whiting Petroleum Corp. (a)	69,545	3,688,667
			21,896,873
	Personal Products 0.6%
	Estee Lauder Cos., Inc., Class A	2,927	425,352
	Herbalife Nutrition, Ltd. (a)	60,535	3,302,184
			3,727,536
	Pharmaceuticals 0.2%
	Eli Lilly & Co.	3,785	406,168
	Johnson & Johnson	4,977	687,672
			1,093,840
	Professional Services 0.4%
	Robert Half International, Inc.	35,528	2,500,461

	Road & Rail 0.9%
	CSX Corp.	34,178	2,530,881
	Genesee & Wyoming, Inc., Class A (a)	16,682	1,517,895
	Union Pacific Corp.	10,161	1,654,516
			5,703,292
	Semiconductors & Semiconductor Equipment 3.5%
	Applied Materials, Inc.	2,931	113,283
	Broadcom, Inc.	4,233	1,044,408
	Cypress Semiconductor Corp.	94,338	1,366,958
	KLA-Tencor Corp.	33,048	3,361,312
	Micron Technology, Inc. (a)	109,973	4,974,079
	MKS Instruments, Inc.	3,249	260,407
	NVIDIA Corp.	26,056	7,322,257
	ON Semiconductor Corp. (a)	34,585	637,402
	Texas Instruments, Inc.	27,842	2,987,168
			22,067,274
	Software 11.3%
	Adobe Systems, Inc. (a)	22,705	6,129,215
	Cadence Design Systems, Inc. (a)	1,000	45,320
	CDK Global, Inc.	35,492	2,220,380
	Citrix Systems, Inc. (a)	36,228	4,027,104
	Dell Technologies, Inc., Class V (a)	35,891	3,485,734
	Fortinet, Inc. (a)	48,162	4,443,908
	Intuit, Inc.	2,186	497,096
	LogMeIn, Inc.	14,096	1,255,954
	Manhattan Associates, Inc. (a)	24,861	1,357,411
¤	Microsoft Corp.	293,839	33,606,366
	Oracle Corp.	66,633	3,435,597
	salesforce.com, Inc. (a)	42,871	6,817,775
	VMware, Inc., Class A (a)	25,088	3,915,233
			71,237,093
	Specialty Retail 4.6%
	AutoZone, Inc. (a)	1,400	1,085,980
	Best Buy Co., Inc.	45,640	3,621,990
	Burlington Stores, Inc. (a)	5,769	939,885
	Foot Locker, Inc.	34,170	1,741,987
	Gap, Inc.	112,639	3,249,635
	Home Depot, Inc.	35,224	7,296,652
	Lowe's Cos., Inc.	9,385	1,077,586
	O'Reilly Automotive, Inc. (a)	3,340	1,160,049
	Tractor Supply Co.	30,649	2,785,381
	Urban Outfitters, Inc. (a)	73,189	2,993,430
	Williams-Sonoma, Inc.	43,252	2,842,521
			28,795,096
	Technology Hardware, Storage & Peripherals 8.8%
¤	Apple, Inc.	235,911	53,254,549
	NetApp, Inc.	26,672	2,290,858
			55,545,407
	Textiles, Apparel & Luxury Goods 1.5%
	Carter's, Inc.	16,966	1,672,848
	Michael Kors Holdings, Ltd. (a)	49,548	3,397,011
	NIKE, Inc., Class B	15,710	1,330,951
	Ralph Lauren Corp.	20,242	2,784,287
			9,185,097
	Tobacco 0.3%
	Altria Group, Inc.	29,406	1,773,476

	Trading Companies & Distributors 1.2%
	United Rentals, Inc. (a)	22,689	3,711,920
	W.W. Grainger, Inc.	11,566	4,133,804
			7,845,724
	Total Common Stocks (Cost $474,196,768)		622,562,437

	Exchange-Traded Funds 1.6%
	iShares Russell 1000 Growth ETF	62,044	9,677,623

	Total Exchange-Traded Funds (Cost $9,584,668)		9,677,623

	Short-Term Investment 0.0%‡
	Affiliated Investment Company 0.0% ‡
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	15,698	15,698
	Total Short-Term Investment (Cost $15,698)		15,698
	Total Investments (Cost $483,797,134)	100.1%	632,255,758
	Other Assets, Less Liabilities	(0.1)	(402,403)
	Net Assets	100.0%	$631,853,355

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $608,439 and the Portfolio received non-cash collateral in the amount of $625,768.
(c)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$622,562,437	$—	$—	$622,562,437
Exchange-Traded Funds	9,677,623	—	—	9,677,623
Short-Term Investment
Affiliated Investment Company	15,698	—	—	15,698
Total Investments in Securities	$632,255,758	$—	$—	$632,255,758

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.0% †
	Convertible Bonds 1.1%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies (a)(b)(c)(d)(e)
	7.00% (7.00% PIK), due 4/30/25	$26,280,657	$13,350,574
	7.25% (7.25% PIK), due 4/30/25	4,959,703	5,039,058
			18,389,632
	Media 0.1%
	DISH Network Corp. 3.375%, due 8/15/26	3,340,000	3,193,928

	Real Estate Investment Trusts 0.4%
	VEREIT, Inc. 3.75%, due 12/15/20	10,136,000	10,241,549

	Total Convertible Bonds (Cost $42,495,494)		31,825,109

	Corporate Bonds 91.8%
	Advertising 0.9%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,555,940
	5.75%, due 2/1/26	5,965,000	6,181,231
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,538,688
	5.625%, due 2/15/24	12,030,000	12,162,330
			27,438,189
	Aerospace & Defense 1.1%
	KLX, Inc. 5.875%, due 12/1/22 (e)	10,925,000	11,285,525
	TransDigm UK Holdings PLC 6.875%, due 5/15/26 (e)	1,000,000	1,026,250
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,787,225
	6.00%, due 7/15/22	2,760,000	2,804,850
	6.50%, due 7/15/24	2,000,000	2,049,000
	6.50%, due 5/15/25	3,380,000	3,443,375
	Triumph Group, Inc. 7.75%, due 8/15/25	5,595,000	5,434,144
			31,830,369
	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	5,380,000	5,433,800

	Auto Manufacturers 1.4%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	6,625,000	7,063,906
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,504,807
	J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (e)	5,715,000	5,929,313
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	7,620,000	7,467,600
	Navistar International Corp. 6.625%, due 11/1/25 (e)	7,445,000	7,742,800
	Wabash National Corp. 5.50%, due 10/1/25 (e)	5,822,000	5,560,010
			42,268,436
	Auto Parts & Equipment 3.4%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	8,100,000	7,198,875
	American Axle & Manufacturing, Inc.
	6.25%, due 4/1/25 (f)	4,180,000	4,162,653
	6.25%, due 3/15/26	3,715,000	3,649,988
	6.50%, due 4/1/27	5,465,000	5,410,241
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	4,515,000	4,434,633
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	31,320,754	28,126,037
	IHO Verwaltungs GmbH (b)(e)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	8,210,000	8,127,900
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	7,735,000	7,484,463
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	6,450,000	6,079,125
	Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,037,500
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	6,640,000	6,792,346
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	8,835,000	8,901,262
	Tenneco, Inc. 5.00%, due 7/15/26	3,000,000	2,666,250
	Titan International, Inc. 6.50%, due 11/30/23	4,320,000	4,176,900
			99,248,173
	Banks 0.2%
	Freedom Mortgage Corp. 8.125%, due 11/15/24 (e)	1,490,000	1,445,300
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	4,920,000	4,920,000
			6,365,300
	Building Materials 1.3%
	BMC East LLC 5.50%, due 10/1/24 (e)	3,795,000	3,666,919
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,538,812
	James Hardie International Finance DAC (e)
	4.75%, due 1/15/25	3,850,000	3,725,645
	5.00%, due 1/15/28	5,145,000	4,855,594
	Masonite International Corp. 5.75%, due 9/15/26 (e)	2,500,000	2,506,250
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (e)	3,270,000	3,065,625
	6.125%, due 7/15/23	10,905,000	11,059,633
	8.50%, due 4/15/22	3,860,000	4,101,250
			38,519,728
	Chemicals 1.6%
	Blue Cube Spinco LLC
	9.75%, due 10/15/23	12,370,000	13,993,563
	10.00%, due 10/15/25	8,140,000	9,361,000
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	5,760,000	5,889,600
	NOVA Chemicals Corp. (e)
	4.875%, due 6/1/24	3,480,000	3,350,370
	5.25%, due 6/1/27	2,000,000	1,862,500
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,346,601
	PolyOne Corp. 5.25%, due 3/15/23	9,876,000	10,221,956
			48,025,590
	Commercial Services 4.4%
	Ashtead Capital, Inc. (e)
	4.125%, due 8/15/25	1,035,000	983,250
	4.375%, due 8/15/27	2,500,000	2,375,000
	5.25%, due 8/1/26	1,500,000	1,515,375
	5.625%, due 10/1/24	5,645,000	5,849,631
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (f)
	5.50%, due 4/1/23	1,500,000	1,492,035
	6.375%, due 4/1/24 (e)	5,070,000	5,044,650
	Cimpress N.V. 7.00%, due 6/15/26 (e)	4,735,000	4,811,376
	Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	8,885,000	7,729,950
	Gartner, Inc. 5.125%, due 4/1/25 (e)	10,832,000	10,906,849
	Graham Holdings Co. 5.75%, due 6/1/26 (e)	8,820,000	9,029,475
	IHS Markit, Ltd. (e)
	4.75%, due 2/15/25	4,580,000	4,646,547
	5.00%, due 11/1/22	20,705,000	21,317,868
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	4,615,000	4,649,612
	Laureate Education, Inc. 8.25%, due 5/1/25 (e)	2,130,000	2,280,868
	Matthews International Corp. 5.25%, due 12/1/25 (e)	3,865,000	3,739,388
	Nielsen Co. Luxembourg S.A.R.L. (e)
	5.00%, due 2/1/25	5,835,000	5,718,300
	5.50%, due 10/1/21	1,340,000	1,346,700
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,120,000
	5.00%, due 4/15/22 (e)	20,569,000	20,054,775
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	2,800,000	2,800,000
	United Rentals North America, Inc.
	4.875%, due 1/15/28	4,060,000	3,806,250
	5.50%, due 5/15/27	1,239,000	1,225,061
	WEX, Inc. 4.75%, due 2/1/23 (e)	3,650,000	3,645,438
			131,088,398
	Computers 0.2%
	NCR Corp. 6.375%, due 12/15/23	6,300,000	6,418,125

	Containers & Packaging 0.1%
	OI European Group B.V. 4.00%, due 3/15/23 (e)	2,000,000	1,900,000

	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,219,412
	4.70%, due 5/24/22	8,070,000	7,888,425
			14,107,837
	Distribution & Wholesale 0.1%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)(g)	4,945,000	1,310,425
	H&E Equipment Services, Inc. 5.625%, due 9/1/25	2,750,000	2,743,125
			4,053,550
	Diversified Financial Services 3.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	1,740,000	1,773,186
	5.00%, due 10/1/21	5,465,000	5,621,220
	Credit Acceptance Corp.
	6.125%, due 2/15/21	3,700,000	3,732,375
	7.375%, due 3/15/23	6,530,000	6,840,175
	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (e)	3,955,000	3,836,350
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	6,685,000	6,701,713
	5.875%, due 8/1/21	8,560,000	8,677,700
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	5,545,000	5,725,656
	LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	8,200,000	8,005,250
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	4,025,000	4,085,375
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	6,000,000	6,120,000
	Quicken Loans, Inc. 5.25%, due 1/15/28 (e)	6,015,000	5,586,431
	Springleaf Finance Corp. 7.125%, due 3/15/26	12,325,000	12,263,375
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	7,900,000	8,156,750
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	3,380,000	3,261,700
			90,387,256
	Electric 2.1%
	AES Corp. 5.50%, due 4/15/25	2,000,000	2,050,000
	Calpine Corp. (e)
	5.875%, due 1/15/24	6,485,000	6,533,638
	6.00%, due 1/15/22	8,255,000	8,316,913
	GenOn Energy, Inc. (g)(h)
	7.875%, due 6/15/17	22,767,000	15,595,395
	9.50%, due 10/15/18	19,471,000	12,899,537
	NRG Energy, Inc.
	6.25%, due 7/15/22	787,000	811,948
	6.25%, due 5/1/24	410,000	426,400
	6.625%, due 1/15/27	7,000,000	7,350,000
	NRG REMA LLC Series C 9.681%, due 7/2/26 (g)(h)	10,488,890	7,394,667
			61,378,498
	Electrical Components & Equipment 0.2%
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,231,600

	Electronics 0.2%
	Itron, Inc. 5.00%, due 1/15/26 (e)	5,460,000	5,241,600

	Engineering & Construction 0.5%
	Tutor Perini Corp. 6.875%, due 5/1/25 (e)	3,700,000	3,801,750
	Weekley Homes LLC / Weekley Finance Corp.
	6.00%, due 2/1/23	7,219,000	6,984,382
	6.625%, due 8/15/25	4,095,000	3,900,488
			14,686,620
	Entertainment 1.2%
	Boyne USA, Inc. 7.25%, due 5/1/25 (e)	3,620,000	3,828,150
	Churchill Downs, Inc. 4.75%, due 1/15/28 (e)	4,265,000	3,987,775
	GLP Capital, L.P. / GLP Financing II, Inc. 5.375%, due 4/15/26	1,660,000	1,685,747
	International Game Technology PLC 6.25%, due 1/15/27 (e)	6,680,000	6,762,832
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	2,193,000	2,327,672
	Merlin Entertainments PLC 5.75%, due 6/15/26 (e)	8,500,000	8,585,000
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	7,923,000	7,903,192
			35,080,368
	Finance - Other Services 0.5%
	FS Energy & Power Fund 7.50%, due 8/15/23 (e)	15,035,000	15,335,700

	Food 2.3%
	B&G Foods, Inc.
	4.625%, due 6/1/21	5,000,000	4,993,750
	5.25%, due 4/1/25	9,562,000	9,131,710
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	17,633,000	17,456,670
	Ingles Markets, Inc. 5.75%, due 6/15/23	5,795,000	5,867,438
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	7,240,000	6,968,500
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (e)	7,880,000	8,212,111
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	5,130,000	5,578,875
	Simmons Foods, Inc. 7.75%, due 1/15/24 (e)	1,400,000	1,449,000
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)(f)	9,045,000	9,338,962
			68,997,016
	Forest Products & Paper 1.0%
	Mercer International, Inc.
	5.50%, due 1/15/26	1,250,000	1,225,000
	6.50%, due 2/1/24	6,005,000	6,140,713
	7.75%, due 12/1/22	104,000	108,686
	Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (e)	5,000,000	5,100,000
	Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	15,843,000	18,338,273
			30,912,672
	Gas 0.9%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	2,050,000	2,014,125
	5.625%, due 5/20/24	7,385,000	7,329,612
	5.75%, due 5/20/27	5,455,000	5,345,900
	5.875%, due 8/20/26	6,495,000	6,446,288
	Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	5,100,000	5,176,500
			26,312,425
	Health Care - Products 0.7%
	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, due 6/15/21 (e)	6,545,000	6,684,081
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	4,705,000	4,822,625
	Hologic, Inc. (e)
	4.375%, due 10/15/25	4,080,000	3,909,130
	4.625%, due 2/1/28	3,000,000	2,823,750
	Teleflex, Inc. 4.625%, due 11/15/27	2,975,000	2,826,250
			21,065,836
	Health Care - Services 5.9%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	9,512,000	9,559,560
	6.50%, due 3/1/24	1,865,000	1,927,944
	AHP Health Partners, Inc. 9.75%, due 7/15/26 (e)	3,210,000	3,346,425
	Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	4,890,000	4,706,625
	Centene Corp.
	4.75%, due 1/15/25	4,605,000	4,593,488
	5.375%, due 6/1/26 (e)	3,885,000	3,977,657
	5.625%, due 2/15/21	5,305,000	5,397,838
	6.125%, due 2/15/24	6,315,000	6,630,750
	Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	6,680,000	6,780,200
	Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), due 5/15/22 (b)(e)	3,000,000	3,037,500
¤	HCA, Inc.
	5.00%, due 3/15/24	8,637,000	8,852,925
	5.25%, due 4/15/25	7,985,000	8,234,531
	5.25%, due 6/15/26	2,875,000	2,957,656
	5.375%, due 2/1/25	2,320,000	2,366,400
	5.375%, due 9/1/26	1,365,000	1,378,650
	5.625%, due 9/1/28	1,365,000	1,371,825
	5.875%, due 3/15/22	5,130,000	5,437,800
	5.875%, due 5/1/23	4,800,000	5,064,000
	5.875%, due 2/15/26	7,205,000	7,502,206
	7.50%, due 2/15/22	1,570,000	1,719,150
	7.58%, due 9/15/25	1,770,000	1,969,125
	7.69%, due 6/15/25	9,195,000	10,275,412
	8.36%, due 4/15/24	1,020,000	1,160,250
	HealthSouth Corp. 5.75%, due 11/1/24	5,530,000	5,571,475
	Molina Healthcare, Inc. 5.375%, due 11/15/22	6,120,000	6,219,450
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	17,990,000	18,664,625
	Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (b)(e)	7,685,000	7,940,449
	Tenet Healthcare Corp.
	4.625%, due 7/15/24	2,890,000	2,810,525
	5.125%, due 5/1/25	3,140,000	3,092,900
	6.75%, due 6/15/23	3,185,000	3,173,056
	7.50%, due 1/1/22 (e)	1,785,000	1,863,094
	8.125%, due 4/1/22	8,405,000	8,857,189
	WellCare Health Plans, Inc.
	5.25%, due 4/1/25	4,455,000	4,527,394
	5.375%, due 8/15/26 (e)	2,380,000	2,421,650
			173,389,724
	Home Builders 2.3%
	Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
	6.75%, due 8/1/25	2,237,000	2,086,003
	6.875%, due 2/15/21	6,815,000	6,866,113
	Brookfield Residential Properties, Inc. (e)
	6.375%, due 5/15/25	3,520,000	3,449,600
	6.50%, due 12/15/20	12,995,000	13,043,731
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	4,100,000	4,100,000
	Century Communities, Inc.
	5.875%, due 7/15/25	3,100,000	2,883,930
	6.875%, due 5/15/22	10,140,000	10,368,150
	M/I Homes, Inc. 5.625%, due 8/1/25	3,000,000	2,820,000
	Mattamy Group Corp. 6.50%, due 10/1/25 (e)	5,010,000	4,859,700
	New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	5,508,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 6.125%, due 4/1/25 (e)	7,065,000	6,870,712
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	968,000	971,630
	Williams Scotsman International, Inc. 7.875%, due 12/15/22 (e)	4,935,000	5,083,050
			68,910,619
	Household Products & Wares 0.8%
	Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	12,185,000	12,322,081
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	5,540,000	5,595,400
	6.625%, due 11/15/22	6,590,000	6,754,750
			24,672,231
	Insurance 1.5%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	7,893,732
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,559,599
	Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (e)	5,000,000	4,956,000
	HUB International, Ltd. 7.00%, due 5/1/26 (e)	4,000,000	4,005,240
	MGIC Investment Corp. 5.75%, due 8/15/23	9,545,000	9,974,525
	Nationstar Mortgage Holdings, Inc. (e)
	8.125%, due 7/15/23	3,000,000	3,141,900
	9.125%, due 7/15/26	6,300,000	6,599,250
	Radian Group, Inc. 4.50%, due 10/1/24	1,000,000	982,500
			43,112,746
	Internet 1.9%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	2,870,000	2,913,050
¤	Netflix, Inc.
	4.875%, due 4/15/28 (e)	2,665,000	2,505,100
	5.50%, due 2/15/22	7,455,000	7,687,969
	5.75%, due 3/1/24	10,899,000	11,171,475
	5.875%, due 2/15/25	3,320,000	3,432,050
	5.875%, due 11/15/28 (e)	8,800,000	8,767,000
	Symantec Corp. 5.00%, due 4/15/25 (e)	4,540,000	4,492,093
	VeriSign, Inc.
	4.75%, due 7/15/27	4,900,000	4,776,030
	5.25%, due 4/1/25	9,025,000	9,194,218
			54,938,985
	Iron & Steel 1.1%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	7,400,000	7,566,500
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	4,428,000	4,737,960
	Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	17,339,000	18,314,319
	Commercial Metals Co. 5.75%, due 4/15/26 (e)	1,870,000	1,813,900
			32,432,679
	Leisure Time 1.7%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	5,900,000	5,856,075
¤	Carlson Travel, Inc. (e)
	6.75%, due 12/15/23	21,868,000	21,950,005
	9.50%, due 12/15/24	15,663,000	15,114,795
	Vista Outdoor, Inc. 5.875%, due 10/1/23	8,369,000	8,201,620
			51,122,495
	Lodging 1.8%
	Boyd Gaming Corp.
	6.00%, due 8/15/26	7,130,000	7,183,475
	6.375%, due 4/1/26	1,935,000	1,990,631
	Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	8,738,565
	Hilton Domestic Operating Co., Inc. 5.125%, due 5/1/26 (e)	9,640,000	9,591,800
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	6,500,000	6,727,500
	Marriott Ownership Resorts, Inc. 6.50%, due 9/15/26 (e)	9,856,000	10,116,199
	MGM Resorts International 5.75%, due 6/15/25	7,680,000	7,708,800
			52,056,970
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (e)	5,595,000	5,881,744

	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,319,225
	Stevens Holding Co., Inc. 6.125%, due 10/1/26 (e)	4,200,000	4,268,250
	Tennant Co. 5.625%, due 5/1/25	4,700,000	4,758,750
			14,346,225
	Media 7.3%
	Altice Financing S.A. 7.50%, due 5/15/26 (e)	4,965,000	4,840,875
	Altice France S.A. (e)
	6.25%, due 5/15/24	5,000,000	4,925,000
	7.375%, due 5/1/26	2,265,000	2,265,000
	Altice U.S. Finance I Corp. (e)
	5.375%, due 7/15/23	6,840,000	6,916,950
	5.50%, due 5/15/26	3,300,000	3,295,875
	Block Communications, Inc. 6.875%, due 2/15/25 (e)	11,455,000	11,741,375
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.00%, due 2/1/28 (e)	15,120,000	14,211,288
	5.125%, due 2/15/23	5,130,000	5,149,237
	5.125%, due 5/1/23 (e)	4,500,000	4,506,975
	5.125%, due 5/1/27 (e)	12,000,000	11,370,000
	5.375%, due 5/1/25 (e)	1,961,000	1,946,293
	5.75%, due 1/15/24	4,118,000	4,184,918
	5.75%, due 2/15/26 (e)	4,795,000	4,806,987
	5.875%, due 4/1/24 (e)	8,005,000	8,135,081
	5.875%, due 5/1/27 (e)	2,850,000	2,825,063
¤	DISH DBS Corp.
	5.00%, due 3/15/23	1,600,000	1,452,000
	5.875%, due 7/15/22	10,915,000	10,653,695
	5.875%, due 11/15/24	10,325,000	9,253,781
	6.75%, due 6/1/21	7,000,000	7,148,750
	7.75%, due 7/1/26	5,340,000	5,037,222
	Meredith Corp. 6.875%, due 2/1/26 (e)	12,000,000	12,300,000
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	5,505,000	5,761,258
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	16,096,851
	Sirius XM Radio, Inc. 5.00%, due 8/1/27 (e)	3,436,000	3,306,154
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(i)	7,000,000	7,402,500
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	4,998,787
	5.125%, due 4/15/27 (e)	5,890,000	5,772,200
	5.375%, due 6/15/24 (e)	11,450,000	11,764,875
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	22,552,000	23,143,990
			215,212,980
	Metal Fabricate & Hardware 1.6%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	14,595,000	15,189,600
	Novelis Corp. (e)
	5.875%, due 9/30/26	14,430,000	14,098,110
	6.25%, due 8/15/24	7,885,000	8,072,269
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	5,640,000	5,583,600
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	5,458,125
			48,401,704
	Mining 2.1%
	Alcoa Nederland Holding B.V. (e)
	6.75%, due 9/30/24	2,765,000	2,923,987
	7.00%, due 9/30/26	5,745,000	6,168,694
	Constellium N.V. (e)
	5.875%, due 2/15/26	3,350,000	3,278,812
	6.625%, due 3/1/25	1,650,000	1,670,625
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	5,230,000	4,997,919
	Freeport McMoRan, Inc. 6.875%, due 2/15/23	22,020,000	23,451,300
	Hecla Mining Co. 6.875%, due 5/1/21	12,260,000	12,290,650
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,175,000	2,365,313
	Lundin Mining Corp. 7.875%, due 11/1/22 (e)	4,000,000	4,174,000
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	901,000	878,475
			62,199,775
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	2,900,000	2,907,250
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	8,205,000	8,205,000
	EnPro Industries, Inc. 5.875%, due 9/15/22	6,180,000	6,295,875
	FXI Holdings, Inc. 7.875%, due 11/1/24 (e)	1,750,000	1,669,062
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	5,355,000	5,388,469
	Koppers, Inc. 6.00%, due 2/15/25 (e)	5,850,000	5,835,375
			30,301,031
	Oil & Gas 7.6%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (e)
	7.00%, due 11/1/26	4,500,000	4,483,125
	10.00%, due 4/1/22	6,470,000	7,278,750
	California Resources Corp.
	5.00%, due 1/15/20	6,330,000	6,045,150
	8.00%, due 12/15/22 (e)	9,635,000	9,201,425
	Callon Petroleum Co. 6.125%, due 10/1/24	6,960,000	7,081,800
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	2,815,000	2,822,038
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	971,000	971,000
	CNX Resources Corp. 5.875%, due 4/15/22	6,895,000	6,897,068
	Comstock Escrow Corp. 9.75%, due 8/15/26 (e)	16,000,000	15,964,800
	Continental Resources, Inc. 5.00%, due 9/15/22	4,799,000	4,868,586
	Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	4,020,000	4,442,100
	Gulfport Energy Corp.
	6.00%, due 10/15/24	13,395,000	13,060,125
	6.375%, due 5/15/25	8,000,000	7,840,000
	6.375%, due 1/15/26	1,600,000	1,556,000
	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (e)	3,300,000	3,333,000
	Matador Resources Co. 5.875%, due 9/15/26 (e)	4,585,000	4,642,313
	Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	6,035,000	6,027,456
	Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,509,345
	Murphy Oil USA, Inc.
	5.625%, due 5/1/27	2,395,000	2,377,038
	6.00%, due 8/15/23	7,150,000	7,346,625
	Newfield Exploration Co.
	5.625%, due 7/1/24	6,000,000	6,322,500
	5.75%, due 1/30/22	3,715,000	3,886,819
	Oasis Petroleum, Inc. 6.875%, due 3/15/22	1,401,000	1,425,489
	Parsley Energy LLC / Parsley Finance Corp. (e)
	5.25%, due 8/15/25	4,140,000	4,119,300
	5.625%, due 10/15/27	3,000,000	3,007,500
	PDC Energy, Inc. 6.125%, due 9/15/24	5,890,000	5,794,288
	PetroQuest Energy, Inc. (c)
	10.00%, due 2/15/21	20,413,675	8,777,880
	Term Loan Note 10.00%, due 10/17/20 (d)(i)	5,000,000	5,000,000
	QEP Resources, Inc. 5.625%, due 3/1/26	3,000,000	2,868,750
	Range Resources Corp.
	5.75%, due 6/1/21	6,610,000	6,800,037
	5.875%, due 7/1/22	7,225,000	7,351,437
	Rex Energy Corp. 8.00%, due 10/1/20 (g)(h)	40,580,000	10,956,600
	Southwestern Energy Co. 7.50%, due 4/1/26	7,525,000	7,882,437
	SRC Energy, Inc. 6.25%, due 12/1/25	8,490,000	7,980,600
	Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22 (e)	8,123,857	8,692,527
	Transocean Pontus, Ltd. 6.125%, due 8/1/25 (e)	2,000,000	2,032,480
	Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	10,560,000	5,016,000
	Whiting Petroleum Corp. 6.625%, due 1/15/26	4,000,000	4,160,000
	WPX Energy, Inc. 6.00%, due 1/15/22	2,184,000	2,263,170
			224,085,558
	Oil & Gas Services 0.5%
	Bristow Group, Inc. 8.75%, due 3/1/23 (e)	2,300,000	2,248,250
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	13,256,775
			15,505,025
	Pharmaceuticals 1.2%
	Bausch Health Cos., Inc. (e)
	5.50%, due 11/1/25	6,710,000	6,710,000
	7.50%, due 7/15/21	3,320,000	3,382,250
	8.50%, due 1/31/27	1,675,000	1,758,750
	9.25%, due 4/1/26	12,485,000	13,468,194
	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (e)	2,000,000	1,775,000
	Endo Finance LLC / Endo Finco, Inc. (e)
	5.375%, due 1/15/23	1,870,000	1,645,600
	7.25%, due 1/15/22	2,455,000	2,393,625
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (e)	4,135,000	3,564,370
	Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (e)	900,000	951,750
			35,649,539
	Pipelines 4.6%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.25%, due 10/15/22	524,000	538,410
	6.375%, due 5/1/24	2,440,000	2,586,400
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	440,650
	9.625%, due 11/1/21	5,950,000	6,994,314
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	3,810,000	3,833,812
	Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	5,295,000	5,566,369
	Cheniere Energy Partners, L.P.
	5.25%, due 10/1/25	4,630,000	4,635,695
	5.625%, due 10/1/26 (e)	4,150,000	4,179,880
	CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	4,060,000	4,029,550
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	3,075,000	3,098,062
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	11,065,000	11,286,300
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	6,340,000	6,482,650
	MPLX, L.P.
	4.875%, due 12/1/24	5,790,000	6,007,273
	4.875%, due 6/1/25	9,383,000	9,690,179
	5.50%, due 2/15/23	13,367,000	13,638,382
	NGPL PipeCo LLC (e)
	4.375%, due 8/15/22	2,500,000	2,518,750
	4.875%, due 8/15/27	5,280,000	5,253,600
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,505,920
	NuStar Logistics, L.P. 6.75%, due 2/1/21	6,125,000	6,415,937
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (e)	4,463,000	4,495,357
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	6,485,000	7,003,786
	SemGroup Corp.
	6.375%, due 3/15/25	3,001,000	2,948,483
	7.25%, due 3/15/26	885,000	882,788
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	9,560,000	9,739,250
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.875%, due 4/15/26 (e)	5,915,000	6,099,844
	TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	5,150,000	4,853,875
			135,725,516
	Real Estate 0.9%
	CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,384,956
	Howard Hughes Corp. 5.375%, due 3/15/25 (e)	9,580,000	9,484,200
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	6,530,000	6,432,050
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	7,181,000	6,723,211
			25,024,417
	Real Estate Investment Trusts 4.3%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	33,956,567
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,412,500
¤	Equinix, Inc.
	5.375%, due 1/1/22	5,715,000	5,900,737
	5.375%, due 4/1/23	10,555,000	10,805,681
	5.375%, due 5/15/27	16,245,000	16,245,000
	5.75%, due 1/1/25	8,740,000	9,002,200
	5.875%, due 1/15/26	13,853,000	14,251,274
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	2,000,000	1,890,000
	4.50%, due 1/15/28	2,220,000	2,031,522
	5.625%, due 5/1/24	19,120,000	19,598,000
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	6,070,000	5,849,963
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	3,755,000	3,783,163
			126,726,607
	Retail 3.6%
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	16,585,000	16,750,850
	Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (e)	7,825,000	7,208,781
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	6,010,000	6,160,250
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	13,440,000	13,809,600
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,735,000	6,701,325
	5.25%, due 12/15/23 (e)	3,595,000	3,541,075
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
	4.75%, due 6/1/27	5,275,000	5,070,594
	5.00%, due 6/1/24	10,600,000	10,513,928
	5.25%, due 6/1/26	7,500,000	7,471,875
	KGA Escrow, LLC 7.50%, due 8/15/23 (e)	3,460,000	3,589,750
	L Brands, Inc.
	5.25%, due 2/1/28 (f)	2,035,000	1,750,711
	5.625%, due 2/15/22	4,330,000	4,374,599
	6.694%, due 1/15/27 (e)	4,399,000	4,113,065
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	759,000	779,873
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,795,062
	Rite Aid Corp. 6.125%, due 4/1/23 (e)	10,050,000	9,007,312
			107,638,650
	Semiconductors 0.3%
	Micron Technology, Inc. 5.50%, due 2/1/25	7,643,000	7,903,779

	Software 3.4%
	ACI Worldwide, Inc. 5.75%, due 8/15/26 (e)	4,405,000	4,476,581
	Ascend Learning LLC 6.875%, due 8/1/25 (e)	8,215,000	8,297,150
	CDK Global, Inc. 5.875%, due 6/15/26	8,515,000	8,773,686
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	7,530,000	7,948,856
	Fair Isaac Corp. 5.25%, due 5/15/26 (e)	2,910,000	2,935,463
	First Data Corp. 5.00%, due 1/15/24 (e)	2,045,000	2,057,781
	IQVIA, Inc. 5.00%, due 10/15/26 (e)	9,792,000	9,620,640
¤	MSCI, Inc. (e)
	4.75%, due 8/1/26	3,570,000	3,543,225
	5.25%, due 11/15/24	7,312,000	7,487,488
	5.375%, due 5/15/27	5,730,000	5,844,600
	5.75%, due 8/15/25	15,590,000	16,291,550
	Open Text Corp. 5.875%, due 6/1/26 (e)	5,085,000	5,234,372
	PTC, Inc. 6.00%, due 5/15/24	14,350,000	14,977,812
	RP Crown Parent LLC 7.375%, due 10/15/24 (e)	2,482,000	2,575,075
			100,064,279
	Telecommunications 6.7%
	Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,467,438
	CenturyLink, Inc. 5.80%, due 3/15/22	8,390,000	8,536,825
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	11,910,000	11,969,550
	Frontier Communications Corp.
	10.50%, due 9/15/22	6,830,000	6,078,700
	11.00%, due 9/15/25	11,200,000	8,732,752
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	7,035,000	6,859,125
	6.50%, due 6/15/19	4,000,000	4,080,000
	6.625%, due 8/1/26	7,460,000	7,217,550
	7.625%, due 6/15/21	10,195,000	11,013,455
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	6,750,000	6,716,250
	Level 3 Financing, Inc. 5.625%, due 2/1/23	4,000,000	4,045,400
	Level 3 Parent LLC 5.75%, due 12/1/22	1,920,000	1,941,984
	QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	6,500,000	6,224,985
	Sprint Capital Corp. 6.875%, due 11/15/28	24,130,000	24,250,650
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (e)	12,085,000	12,538,187
	9.00%, due 11/15/18 (e)	371,000	373,300
	9.25%, due 4/15/22	3,188,000	3,618,380
	Sprint Corp. 7.875%, due 9/15/23	5,550,000	5,987,062
¤	T-Mobile USA, Inc.
	4.50%, due 2/1/26	5,345,000	5,101,108
	4.75%, due 2/1/28	9,585,000	9,021,881
	5.125%, due 4/15/25	7,520,000	7,576,400
	5.375%, due 4/15/27	9,500,000	9,464,375
	6.00%, due 4/15/24	6,840,000	7,087,950
	6.375%, due 3/1/25	9,700,000	10,105,460
	6.50%, due 1/15/24	7,505,000	7,795,819
	6.50%, due 1/15/26	9,450,000	9,900,765
			198,705,351
	Textiles 0.3%
	Eagle Intermediate Global Holding B.V. / Ruyi US Finance LLC 7.50%, due 5/1/25 (e)	8,635,000	8,462,300

	Toys, Games & Hobbies 0.3%
	Mattel, Inc. 6.75%, due 12/31/25 (e)	10,320,000	10,113,600

	Trucking & Leasing 0.3%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	8,000,000	8,200,000

	Total Corporate Bonds (Cost $2,706,322,123)		2,714,111,615

	Loan Assignments 1.1% (j)
	Banks 0.2%
	Jane Street Group LLC 2018 Term Loan B 5.992% (1 Month LIBOR + 3.75%), due 8/25/22	4,357,186	4,368,079
	VFH Parent LLC 2018 Term Loan 5.089% (3 Month LIBOR + 2.75%), due 12/30/21	1,341,246	1,347,952
			5,716,031
	Household Products & Wares 0.0% ‡
	Prestige Brands, Inc. Term Loan B4 4.242% (1 Month LIBOR + 2.00%), due 1/26/24	1,479,457	1,478,301

	Media 0.1%
	Charter Communications Operating LLC 2017 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 4/30/25	2,481,250	2,484,069

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	Aleris International, Inc. 2018 Term Loan 6.992% (1 Month LIBOR + 4.75%), due 2/27/23	2,992,500	3,043,621

	Retail Stores 0.6%
	Bass Pro Group LLC Term Loan B 7.242% (1 Month LIBOR + 5.00%), due 9/25/24	16,382,156	16,540,866

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 10.992% (1 Month LIBOR + 8.75%), due 11/12/20	5,864,077	4,515,339

	Total Loan Assignments (Cost $32,907,040)		33,778,227
	Total Long-Term Bonds (Cost $2,781,724,657)		2,779,714,951

		Shares
	Common Stocks 0.9%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies (a)(c)(d)(i)(k)	612,830	1,905,901

	Media 0.0% ‡
	ION Media Networks, Inc.3/12/10 (a)(c)(d)(i)(k)	725	448,985

	Metals & Mining 0.1%
	Neenah Enterprises, Inc. (a)(c)(d)(i)(k)	230,859	3,169,694

	Oil, Gas & Consumable Fuels 0.7%
	PetroQuest Energy, Inc. (k)	261,032	22,318
	Rex Energy Corp. (c)(i)(k)	20,000	1,310
	Talos Energy, Inc. (k)	637,880	20,935,222
	Titan Energy LLC (k)	25,911	10,624
			20,969,474

	Total Common Stocks (Cost $41,685,688)		26,494,054

	Shares
Short-Term Investment 3.3%
Investment Company 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (l)	96,800,112	96,800,112
Total Short-Term Investment (Cost $96,800,112)		96,800,112
Total Investments (Cost $2,920,210,457)	98.2%	2,903,009,117
Other Assets, Less Liabilities	1.8	54,664,697
Net Assets	100.0%	$2,957,673,814

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $73,221,939, which represented 2.5% of the Portfolio's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, the total market value of fair valued securities was $64,442,749, which represented 2.2% of the Portfolio's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $21,974,758 and the Portfolio received non-cash collateral in the amount of $22,446,155.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Restricted security.
(j)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(k)	Non-income producing security.
(l)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$13,435,477	$18,389,632	$31,825,109
Corporate Bonds (c)	—	2,685,985,578	28,126,037	2,714,111,615
Loan Assignments	—	33,778,227	—	33,778,227
Total Long-Term Bonds	—	2,733,199,282	46,515,669	2,779,714,951
Common Stocks (d)	20,969,474	—	5,524,580	26,494,054
Short-Term Investment
Investment Company	96,800,112	—	—	96,800,112
Total Investments in Securities	$117,769,586	$2,733,199,282	$52,040,249	$2,903,009,117

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,389,632 are held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $28,126,037 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $1,905,901, $448,985, and $3,169,694 are held in Auto Parts & Equipment, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$19,330,490	$229,084	$(308,309)	$(1,228,101)	$1,062,218	(b)	$(695,750)		$-	$-	$18,389,632	$(1,228,101)
Corporate Bonds
Auto Parts & Equipment	26,357,853	415,027	-	294,001	1,059,156	(b)	-		-	-	28,126,037	294,001
Entertainment	10,286,060	-	243,800	(286,060)	-		(10,243,800)		-	-	-	-
Loan Assignments
Diversified Financial Services	3,490,813	266	(256)	(42,620)	-		(3,448,203	)(a)	-	-	-	-
Common Stocks
Auto Parts & Equipment	1,182,762	-	-	723,139	-		-		-	-	1,905,901	723,139
Media	491,978	-	-	(42,993)	-		-		-	-	448,985	(42,993)
Metals & Mining	2,767,999	-	-	401,695	-		-		-	-	3,169,694	401,695
Total	$63,907,955	$644,377	$(64,765)	$(180,939)	$2,121,374		$(14,387,753)		$-	$-	$52,040,249	$147,741

(a) Sales include principal reductions.

(b) Purchases include PIK securities.

MainStay VP MacKay International Equity Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Canada 5.3%
¤	Bank of Nova Scotia (Banks)	251,681	$15,001,680
	Constellation Software, Inc. (Software)	15,365	11,299,309
			26,300,989
	China 3.0%
¤	Tencent Holdings, Ltd. (Interactive Media & Services)	352,990	14,573,488

	Denmark 2.5%
	Novo Nordisk A/S, Class B (Pharmaceuticals)	260,128	12,247,226

	France 1.9%
	Teleperformance (Professional Services)	48,643	9,177,509

	Germany 10.4%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	147,846	15,205,348
	Scout24 A.G. (Interactive Media & Services) (a)	266,768	12,438,801
¤	United Internet A.G., Registered (Diversified Telecommunication Services)	326,543	15,449,666
	Wirecard A.G. (IT Services)	38,453	8,335,385
			51,429,200
	India 3.7%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	530,954	12,817,899
	Yes Bank, Ltd. (Banks)	2,169,591	5,510,025
			18,327,924
	Ireland 0.7%
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	39,819	3,398,042

	Italy 1.2%
	Banca IFIS S.p.A. (Diversified Financial Services)	260,823	5,874,876

	Japan 11.8%
	CyberAgent, Inc. (Media)	91,400	4,866,837
	Lion Corp. (Household Products)	500,500	11,118,307
	Relo Group, Inc. (Real Estate Management & Development)	329,700	9,691,938
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	630,258	19,081,918
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	109,940	13,536,882
			58,295,882
	Mexico 1.5%
	Regional S.A.B. de C.V. (Banks)	1,165,585	7,348,903

	Netherlands 5.6%
	GrandVision N.V. (Specialty Retail) (a)	262,060	6,450,416
	IMCD N.V. (Trading Companies & Distributors)	85,629	6,666,084
¤	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	320,501	14,600,043
			27,716,543
	Spain 6.7%
	Amadeus IT Group S.A. (IT Services)	71,840	6,674,458
	Grifols S.A. (Biotechnology)	478,452	13,476,598
	Industria de Diseno Textil S.A. (Specialty Retail)	416,662	12,631,120
			32,782,176
	Sweden 3.0%
	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	247,861	14,530,187

	Switzerland 1.5%
	DKSH Holding A.G. (Professional Services)	74,372	5,062,207
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	10,535	2,492,589
			7,554,796
	Taiwan 2.6%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	289,233	12,772,529

	United Kingdom 18.7%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts)	382,560	4,577,413
	BTG PLC (Pharmaceuticals) (b)	1,090,220	7,836,777
	Experian PLC (Professional Services)	461,995	11,865,650
	HomeServe PLC (Commercial Services & Supplies)	585,970	7,828,473
	Johnson Matthey PLC (Chemicals)	293,620	13,631,931
¤	Prudential PLC (Insurance)	785,088	18,004,681
	St. James's Place PLC (Capital Markets)	884,349	13,186,439
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	242,514	14,910,098
			91,841,462
	United States 16.4%
	Accenture PLC, Class A (IT Services)	74,459	12,672,922
¤	ICON PLC (Life Sciences Tools & Services) (b)	97,392	14,974,020
	LivaNova PLC (Health Care Equipment & Supplies) (b)	72,133	8,942,328
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)(b)	3,510,246	13,003,651
	Shire PLC (Biotechnology)	240,300	14,481,130
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	189,819	16,690,785
			80,764,836
	Total Common Stocks (Cost $410,150,674)		474,936,568

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	585,642	585,642
	Total Short-Term Investment (Cost $585,642)		585,642
	Total Investments (Cost $410,736,316)	96.6%	475,522,210
	Other Assets, Less Liabilities	3.4	16,637,018
	Net Assets	100.0%	$492,159,228

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$474,936,568	$—	$—	$474,936,568
Short-Term Investment
Affiliated Investment Company	585,642	—	—	585,642
Total Investments in Securities	$475,522,210	$—	$—	$475,522,210

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Mid Cap Core Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 1.7%
	Curtiss-Wright Corp.	9,620	$1,321,980
	Huntington Ingalls Industries, Inc.	27,168	6,957,182
	Spirit AeroSystems Holdings, Inc., Class A	57,315	5,254,066
	Textron, Inc.	51,545	3,683,921
			17,217,149
	Air Freight & Logistics 0.7%
	XPO Logistics, Inc. (a)	64,388	7,351,178

	Airlines 0.9%
¤	United Continental Holdings, Inc. (a)	94,063	8,377,251

	Automobiles 0.3%
	Harley-Davidson, Inc.	74,151	3,359,040

	Banks 2.0%
	CIT Group, Inc.	4,423	228,271
	Comerica, Inc.	17,249	1,555,860
	Commerce Bancshares, Inc.	80,126	5,289,919
	Fifth Third Bancorp	268,519	7,497,050
	First Citizens BancShares, Inc., Class A	453	204,883
	KeyCorp	109,363	2,175,230
	SunTrust Banks, Inc.	27,482	1,835,523
	Texas Capital Bancshares, Inc. (a)	15,385	1,271,570
			20,058,306
	Beverages 0.2%
	Molson Coors Brewing Co., Class B	33,845	2,081,468

	Biotechnology 0.5%
	Alkermes PLC (a)	77,508	3,289,440
	United Therapeutics Corp. (a)	13,496	1,725,868
			5,015,308
	Capital Markets 4.5%
¤	Ameriprise Financial, Inc.	55,698	8,224,367
	Cboe Global Markets, Inc.	38,148	3,660,682
	Evercore, Inc., Class A	54,816	5,511,749
	Lazard, Ltd., Class A	123,261	5,932,552
	Legg Mason, Inc.	178,874	5,586,235
	LPL Financial Holdings, Inc.	90,768	5,855,444
	Nasdaq, Inc.	71,784	6,159,067
	Northern Trust Corp.	28,506	2,911,318
	Virtu Financial, Inc., Class A	14,159	289,551
			44,130,965
	Chemicals 1.8%
	Cabot Corp.	2,714	170,222
	CF Industries Holdings, Inc.	135,676	7,386,201
	Chemours Co.	46,526	1,834,985
	Eastman Chemical Co.	1,715	164,160
	Huntsman Corp.	173,794	4,732,411
	Mosaic Co.	108,869	3,536,065
			17,824,044
	Commercial Services & Supplies 1.9%
	Cintas Corp.	679	134,313
	Clean Harbors, Inc. (a)	87,291	6,248,290
	KAR Auction Services, Inc.	15,771	941,371
	Republic Services, Inc.	99,963	7,263,312
	Stericycle, Inc. (a)	79,811	4,683,309
			19,270,595
	Communications Equipment 1.7%
	Arista Networks, Inc. (a)	7,218	1,918,977
	CommScope Holding Co., Inc. (a)	21,955	675,336
	F5 Networks, Inc. (a)	27,139	5,412,059
	Juniper Networks, Inc.	44,672	1,338,820
	Palo Alto Networks, Inc. (a)	32,325	7,281,530
			16,626,722
	Consumer Finance 1.8%
	Credit Acceptance Corp. (a)	6,898	3,021,807
	Discover Financial Services	80,400	6,146,580
¤	Synchrony Financial	266,646	8,287,358
			17,455,745
	Diversified Consumer Services 0.6%
	H&R Block, Inc.	234,733	6,044,375

	Diversified Financial Services 0.3%
	AXA Equitable Holdings, Inc.	128,230	2,750,534

	Diversified Telecommunication Services 1.0%
	CenturyLink, Inc.	242,060	5,131,672
	Zayo Group Holdings, Inc. (a)	127,353	4,421,696
			9,553,368
	Electric Utilities 0.9%
	Avangrid, Inc.	27,435	1,314,959
¤	Xcel Energy, Inc.	168,822	7,970,087
			9,285,046
	Electrical Equipment 1.0%
	Acuity Brands, Inc.	19,291	3,032,545
	GrafTech International, Ltd.	6,842	133,488
	nVent Electric PLC	210,995	5,730,624
	Regal Beloit Corp.	12,172	1,003,581
			9,900,238
	Electronic Equipment, Instruments & Components 1.5%
	CDW Corp.	25,009	2,223,800
	Corning, Inc.	710	25,063
	Jabil, Inc.	206,271	5,585,819
	Zebra Technologies Corp., Class A (a)	38,145	6,745,180
			14,579,862
	Energy Equipment & Services 0.5%
	RPC, Inc.	111,339	1,723,528
	Transocean, Ltd. (a)	257,658	3,594,329
			5,317,857
	Entertainment 1.2%
	Cinemark Holdings, Inc.	1,021	41,044
	Lions Gate Entertainment Corp., Class A	172,958	4,218,446
	Viacom, Inc.
	Class A	2,586	94,518
	Class B	217,068	7,328,216
			11,682,224
	Equity Real Estate Investment Trusts 6.8%
	Apple Hospitality REIT, Inc.	192,059	3,359,112
	AvalonBay Communities, Inc.	2,171	393,277
	Brixmor Property Group, Inc.	235,654	4,126,302
	Brookfield Property REIT, Inc., Class A	5,251	109,903
	DDR Corp.	98	1,312
	Equity Residential	7,212	477,867
	Gaming and Leisure Properties, Inc.	133,895	4,719,799
	HCP, Inc.	16,042	422,225
	Hospitality Properties Trust	206,217	5,947,298
	Host Hotels & Resorts, Inc.	349,622	7,377,024
	Kimco Realty Corp.	12,232	204,764
	Lamar Advertising Co., Class A	67,224	5,230,027
	Omega Healthcare Investors, Inc.	189,924	6,223,810
	Park Hotels & Resorts, Inc.	189,304	6,212,957
	Rayonier, Inc.	45,454	1,536,800
	Senior Housing Properties Trust	53,710	943,148
	Spirit Realty Capital, Inc.	683,070	5,505,544
	Uniti Group, Inc. (a)	289,680	5,837,052
	Ventas, Inc.	85,903	4,671,405
	VEREIT, Inc.	375,199	2,723,945
	Welltower, Inc.	22,664	1,457,748
	Weyerhaeuser Co.	81	2,614
			67,483,933
	Food & Staples Retailing 1.3%
	Kroger Co.	249,462	7,261,839
	U.S. Foods Holding Corp. (a)	182,365	5,620,489
			12,882,328
	Food Products 1.5%
	Pilgrim's Pride Corp. (a)	279,367	5,053,749
	TreeHouse Foods, Inc. (a)	103,249	4,940,465
	Tyson Foods, Inc., Class A	88,195	5,250,248
			15,244,462
	Health Care Equipment & Supplies 2.0%
	ABIOMED, Inc. (a)	5,356	2,408,861
	Hologic, Inc. (a)	77,239	3,165,254
	ICU Medical, Inc. (a)	8,072	2,282,358
	ResMed, Inc.	17,327	1,998,496
	STERIS PLC	14,867	1,700,785
	Varian Medical Systems, Inc. (a)	59,569	6,667,558
	Zimmer Biomet Holdings, Inc.	10,089	1,326,401
			19,549,713
	Health Care Providers & Services 4.8%
	AmerisourceBergen Corp.	68,785	6,343,353
¤	Centene Corp. (a)	63,107	9,136,631
	DaVita, Inc. (a)	6,577	471,110
	Encompass Health Corp.	79,786	6,219,319
	MEDNAX, Inc. (a)	2,069	96,540
	Molina Healthcare, Inc. (a)	45,639	6,786,519
	Premier, Inc., Class A (a)	127,760	5,848,853
	Universal Health Services, Inc., Class B	41,559	5,312,903
	WellCare Health Plans, Inc. (a)	24,231	7,765,793
			47,981,021
	Health Care Technology 1.1%
	athenahealth, Inc. (a)	21,452	2,865,987
	Cerner Corp. (a)	121,660	7,836,121
			10,702,108
	Hotels, Restaurants & Leisure 2.6%
	Chipotle Mexican Grill, Inc. (a)	3,933	1,787,627
	Darden Restaurants, Inc.	62,555	6,955,490
	MGM Resorts International	5,937	165,702
	Norwegian Cruise Line Holdings, Ltd. (a)	28,397	1,630,840
	Royal Caribbean Cruises, Ltd.	29,337	3,812,050
	Six Flags Entertainment Corp.	62,167	4,340,500
	Yum China Holdings, Inc.	201,656	7,080,142
			25,772,351
	Household Products 0.6%
	Energizer Holdings, Inc.	92,905	5,448,878

	Independent Power & Renewable Electricity Producers 1.4%
	AES Corp.	477,390	6,683,460
	NRG Energy, Inc.	195,515	7,312,261
			13,995,721
	Insurance 3.0%
	Arthur J. Gallagher & Co.	55,353	4,120,477
	Athene Holding, Ltd., Class A (a)	125,711	6,494,230
	CNA Financial Corp.	84,530	3,858,794
	Fidelity National Financial, Inc.	32,511	1,279,308
	First American Financial Corp.	110,735	5,712,819
	Principal Financial Group, Inc.	27,423	1,606,714
	Reinsurance Group of America, Inc.	11,432	1,652,610
	Torchmark Corp.	35,092	3,042,125
	Unum Group	16,136	630,434
	W.R. Berkley Corp.	11,248	899,053
			29,296,564
	Interactive Media & Services 1.3%
	IAC/InterActiveCorp (a)	35,705	7,737,987
	Twitter, Inc. (a)	195,597	5,566,691
			13,304,678
	Internet & Direct Marketing Retail 1.0%
	Expedia Group, Inc.	55,606	7,255,471
	Qurate Retail, Inc. (a)	105,622	2,345,864
			9,601,335
	IT Services 8.4%
	Akamai Technologies, Inc. (a)	93,612	6,847,718
	Alliance Data Systems Corp.	25,127	5,933,992
	Broadridge Financial Solutions, Inc.	6,760	891,982
	Conduent, Inc. (a)	274,483	6,181,357
	CoreLogic, Inc. (a)	116,958	5,778,895
¤	DXC Technology Co.	95,856	8,964,453
	Euronet Worldwide, Inc. (a)	48,798	4,890,536
	Fidelity National Information Services, Inc.	17,187	1,874,586
	First Data Corp., Class A (a)	279,641	6,842,815
	GoDaddy, Inc., Class A (a)	45,125	3,762,974
	Leidos Holdings, Inc.	73,935	5,113,345
	Sabre Corp.	242,144	6,315,115
	Square, Inc., Class A (a)	36,296	3,593,667
	Teradata Corp. (a)	138,700	5,230,377
	VeriSign, Inc. (a)	30,848	4,939,382
	Western Union Co.	342,837	6,534,473
			83,695,667
	Leisure Products 0.4%
	Brunswick Corp.	5,745	385,030
	Polaris Industries, Inc.	37,014	3,736,563
			4,121,593
	Life Sciences Tools & Services 0.2%
	Agilent Technologies, Inc.	647	45,639
	IQVIA Holdings, Inc. (a)	16,357	2,122,157
	PRA Health Sciences, Inc. (a)	361	39,779
			2,207,575
	Machinery 3.1%
	Allison Transmission Holdings, Inc.	124,406	6,470,356
¤	Cummins, Inc.	56,653	8,275,304
	Ingersoll-Rand PLC	46,082	4,714,188
	PACCAR, Inc.	34,052	2,322,006
	Snap-on, Inc.	10,166	1,866,478
	Terex Corp.	17,825	711,396
	Trinity Industries, Inc.	163,375	5,986,060
			30,345,788
	Media 1.8%
	AMC Networks, Inc., Class A (a)	21,688	1,438,782
	Discovery, Inc. (a)
	Class A	115,761	3,704,352
	Class C	139,262	4,119,370
	DISH Network Corp., Class A (a)	81,001	2,896,596
	Omnicom Group, Inc.	15,976	1,086,687
	Sirius XM Holdings, Inc. (b)	555,243	3,509,136
	Tribune Media Co., Class A	27,652	1,062,666
			17,817,589
	Metals & Mining 0.6%
	Freeport-McMoRan, Inc.	393,225	5,473,692
	United States Steel Corp.	23,519	716,859
			6,190,551
	Mortgage Real Estate Investment Trusts 0.4%
	New Residential Investment Corp.	213,618	3,806,673

	Multi-Utilities 2.9%
	Ameren Corp.	81,915	5,178,666
	CenterPoint Energy, Inc.	185,431	5,127,167
	CMS Energy Corp.	31,788	1,557,612
	Consolidated Edison, Inc.	53,027	4,040,127
	DTE Energy Co.	53,303	5,816,956
	Public Service Enterprise Group, Inc.	35,616	1,880,169
	WEC Energy Group, Inc.	81,944	5,470,582
			29,071,279
	Multiline Retail 1.9%
	Kohl's Corp.	89,382	6,663,428
	Macy's, Inc.	178,670	6,205,209
	Nordstrom, Inc.	106,619	6,376,883
			19,245,520
	Oil, Gas & Consumable Fuels 7.1%
¤	Andeavor (b)	53,079	8,147,626
	Antero Resources Corp. (a)	317,636	5,625,334
	Chesapeake Energy Corp. (a)	1,345,107	6,039,530
	CNX Resources Corp. (a)	382,222	5,469,597
	Continental Resources, Inc. (a)	95,052	6,490,151
	Devon Energy Corp.	41,903	1,673,606
	Energen Corp. (a)	4,065	350,281
	HollyFrontier Corp.	98,465	6,882,703
	Kosmos Energy, Ltd. (a)	366,793	3,429,515
	Marathon Oil Corp.	105,856	2,464,328
	Murphy Oil Corp.	193,038	6,435,887
	ONEOK, Inc.	15,236	1,032,848
	PBF Energy, Inc., Class A	124,583	6,217,937
	QEP Resources, Inc. (a)	74,127	839,118
	SM Energy Co.	23,886	753,126
	Whiting Petroleum Corp. (a)	123,582	6,554,789
	Williams Cos., Inc.	84,476	2,296,902
			70,703,278
	Paper & Forest Products 0.6%
	Domtar Corp.	110,790	5,779,914

	Personal Products 0.6%
	Herbalife Nutrition, Ltd. (a)	109,550	5,975,952

	Pharmaceuticals 0.1%
	Mylan N.V. (a)	9,291	340,051
	Nektar Therapeutics (a)	4,537	276,575
			616,626
	Professional Services 0.5%
	Robert Half International, Inc.	74,058	5,212,202

	Road & Rail 0.0% ‡
	Genesee & Wyoming, Inc., Class A (a)	3,480	316,645

	Semiconductors & Semiconductor Equipment 2.5%
	Cypress Semiconductor Corp.	271,915	3,940,048
	First Solar, Inc. (a)	62,969	3,048,959
	KLA-Tencor Corp.	51,176	5,205,111
	Lam Research Corp.	1,495	226,791
	MKS Instruments, Inc.	18,231	1,461,215
	ON Semiconductor Corp. (a)	158,482	2,920,823
	Qorvo, Inc. (a)	82,740	6,361,879
	Skyworks Solutions, Inc.	22,665	2,055,942
			25,220,768
	Software 5.1%
	Cadence Design Systems, Inc. (a)	91,759	4,158,518
	CDK Global, Inc.	71,248	4,457,275
	Ceridian HCM Holding, Inc. (a)	14,584	612,966
	Citrix Systems, Inc. (a)	65,046	7,230,513
¤	Dell Technologies, Inc., Class V (a)	80,989	7,865,652
	Fortinet, Inc. (a)	83,213	7,678,063
	LogMeIn, Inc.	70,638	6,293,846
	Manhattan Associates, Inc. (a)	95,883	5,235,212
	Nuance Communications, Inc. (a)	211,574	3,664,462
	Symantec Corp.	170,355	3,625,154
			50,821,661
	Specialty Retail 5.0%
	Advance Auto Parts, Inc.	21,339	3,591,994
	AutoZone, Inc. (a)	8,565	6,643,871
	Best Buy Co., Inc.	98,726	7,834,895
	Burlington Stores, Inc. (a)	3,324	541,546
	Dick's Sporting Goods, Inc.	156,405	5,549,249
	Foot Locker, Inc.	126,755	6,461,970
	Gap, Inc.	207,929	5,998,752
	O'Reilly Automotive, Inc. (a)	2,098	728,677
	Penske Automotive Group, Inc.	9,760	462,526
	Tractor Supply Co.	23,494	2,135,135
	Ulta Beauty, Inc. (a)	1,425	402,021
	Urban Outfitters, Inc. (a)	61,559	2,517,763
	Williams-Sonoma, Inc.	95,559	6,280,138
			49,148,537
	Technology Hardware, Storage & Peripherals 0.9%
	NetApp, Inc.	73,590	6,320,645
	Western Digital Corp.	37,779	2,211,583
			8,532,228
	Textiles, Apparel & Luxury Goods 2.0%
	Carter's, Inc.	27,066	2,668,708
	Michael Kors Holdings, Ltd. (a)	91,586	6,279,136
	Ralph Lauren Corp.	46,286	6,366,639
	Tapestry, Inc.	76,995	3,870,539
	VF Corp.	7,123	665,644
			19,850,666
	Trading Companies & Distributors 1.2%
	United Rentals, Inc. (a)	29,728	4,863,501
	W.W. Grainger, Inc.	20,738	7,411,968
			12,275,469
	Wireless Telecommunication Services 0.6%
	Sprint Corp. (a)	393,872	2,575,923
	Telephone & Data Systems, Inc.	97,618	2,970,516
			5,546,439
	Total Common Stocks (Cost $846,082,117)		975,646,987

	Exchange-Traded Funds 1.6%
	SPDR S&P 500 ETF Trust	7,147	2,077,776
¤	SPDR S&P MidCap 400 ETF Trust	38,183	14,030,725

	Total Exchange-Traded Funds (Cost $13,400,801)		16,108,501

	Short-Term Investment 0.0%‡
	Affiliated Investment Company 0.0%‡
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	327,019	327,019
	Total Short-Term Investment (Cost $327,019)		327,019
	Total Investments (Cost $859,809,937)	100.0%	992,082,507
	Other Assets, Less Liabilities	0.1%	456,678
	Net Assets	100.0%	$992,539,185

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $10,854,706 and the Portfolio received non-cash collateral in the amount of $11,170,267.
(c)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$975,646,987	$—	$—	$975,646,987
Exchange-Traded Funds	16,108,501	—	—	16,108,501
Short-Term Investment
Affiliated Investment Company	327,019	—	—	327,019
Total Investments in Securities	$992,082,507	$—	$—	$992,082,507

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay S&P 500 Index Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 2.7%
	Arconic, Inc.	37,841	$832,880
	Boeing Co.	47,037	17,493,060
	General Dynamics Corp.	24,519	5,019,530
	Harris Corp.	10,345	1,750,477
	Huntington Ingalls Industries, Inc.	3,814	976,689
	L3 Technologies, Inc.	6,896	1,466,228
	Lockheed Martin Corp.	21,812	7,546,079
	Northrop Grumman Corp.	15,329	4,864,965
	Raytheon Co.	25,113	5,189,853
	Rockwell Collins, Inc.	14,470	2,032,601
	Textron, Inc.	21,869	1,562,977
	TransDigm Group, Inc. (a)	4,263	1,587,115
	United Technologies Corp.	66,211	9,256,960
			59,579,414
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	12,197	1,194,330
	Expeditors International of Washington, Inc.	15,348	1,128,539
	FedEx Corp.	21,418	5,157,240
	United Parcel Service, Inc., Class B	61,044	7,126,887
			14,606,996
	Airlines 0.5%
	Alaska Air Group, Inc.	10,841	746,511
	American Airlines Group, Inc.	36,082	1,491,269
	Delta Air Lines, Inc.	55,385	3,202,915
	Southwest Airlines Co.	45,402	2,835,355
	United Continental Holdings, Inc. (a)	20,159	1,795,360
			10,071,410
	Auto Components 0.1%
	Aptiv PLC	23,307	1,955,457
	BorgWarner, Inc.	18,388	786,639
	Goodyear Tire & Rubber Co.	20,866	488,056
			3,230,152
	Automobiles 0.3%
	Ford Motor Co.	344,654	3,188,049
	General Motors Co.	115,516	3,889,424
	Harley-Davidson, Inc.	14,663	664,234
			7,741,707
	Banks 5.7%
¤	Bank of America Corp.	817,838	24,091,858
	BB&T Corp.	68,236	3,309,457
	Citigroup, Inc.	221,610	15,894,284
	Citizens Financial Group, Inc.	41,956	1,616,122
	Comerica, Inc.	15,144	1,361,028
	Fifth Third Bancorp	58,719	1,637,871
	Huntington Bancshares, Inc.	97,269	1,450,418
¤	JPMorgan Chase & Co.	295,938	33,387,325
	KeyCorp	92,674	1,842,172
	M&T Bank Corp.	12,714	2,082,912
	People's United Financial, Inc.	30,766	525,772
	PNC Financial Services Group, Inc.	40,931	5,566,902
	Regions Financial Corp.	97,114	1,781,014
	SunTrust Banks, Inc.	40,616	2,709,069
	SVB Financial Group (a)	4,740	1,456,239
	U.S. Bancorp	134,867	7,119,369
	Wells Fargo & Co.	381,654	20,056,791
	Zions Bancorp.	17,170	858,317
			126,746,920
	Beverages 1.6%
	Brown-Forman Corp., Class B	14,837	750,010
	Coca-Cola Co.	336,973	15,564,783
	Constellation Brands, Inc., Class A	14,778	3,186,432
	Molson Coors Brewing Co., Class B	16,478	1,013,397
	Monster Beverage Corp. (a)	35,023	2,041,141
	PepsiCo., Inc.	124,513	13,920,553
			36,476,316
	Biotechnology 2.5%
	AbbVie, Inc.	133,312	12,608,649
	Alexion Pharmaceuticals, Inc. (a)	19,620	2,727,376
	Amgen, Inc.	56,984	11,812,213
	Biogen, Inc. (a)	17,734	6,265,600
	Celgene Corp. (a)	61,922	5,541,400
	Gilead Sciences, Inc.	114,126	8,811,668
	Incyte Corp. (a)	15,533	1,073,020
	Regeneron Pharmaceuticals, Inc. (a)	6,822	2,756,361
	Vertex Pharmaceuticals, Inc. (a)	22,499	4,336,457
			55,932,744
	Building Products 0.3%
	A.O. Smith Corp.	12,725	679,133
	Allegion PLC	8,364	757,528
	Fortune Brands Home & Security, Inc.	12,538	656,490
	Johnson Controls International PLC	81,427	2,849,945
	Masco Corp.	27,069	990,725
			5,933,821
	Capital Markets 2.7%
	Affiliated Managers Group, Inc.	4,704	643,131
	Ameriprise Financial, Inc.	12,489	1,844,126
	Bank of New York Mellon Corp.	80,990	4,129,680
	BlackRock, Inc.	10,818	5,098,848
	Cboe Global Markets, Inc.	9,844	944,630
	Charles Schwab Corp.	105,860	5,203,019
	CME Group, Inc.	29,985	5,103,747
	E*TRADE Financial Corp. (a)	22,861	1,197,688
	Franklin Resources, Inc.	26,912	818,394
	Goldman Sachs Group, Inc.	30,912	6,931,707
	Intercontinental Exchange, Inc.	50,484	3,780,747
	Invesco, Ltd.	36,170	827,570
	Moody's Corp.	14,698	2,457,505
	Morgan Stanley	116,741	5,436,628
	MSCI, Inc.	7,821	1,387,524
	Nasdaq, Inc.	10,138	869,840
	Northern Trust Corp.	19,657	2,007,569
	Raymond James Financial, Inc.	11,559	1,064,006
	S&P Global, Inc.	22,141	4,326,130
	State Street Corp.	33,403	2,798,503
	T. Rowe Price Group, Inc.	21,410	2,337,544
			59,208,536
	Chemicals 1.7%
	Air Products & Chemicals, Inc.	19,304	3,224,733
	Albemarle Corp.	9,548	952,699
	CF Industries Holdings, Inc.	20,554	1,118,960
	DowDuPont, Inc.	203,134	13,063,548
	Eastman Chemical Co.	12,438	1,190,565
	Ecolab, Inc.	22,382	3,509,050
	FMC Corp.	11,852	1,033,257
	International Flavors & Fragrances, Inc.	7,238	1,006,951
	LyondellBasell Industries N.V., Class A	28,105	2,881,044
	Mosaic Co.	31,220	1,014,026
	PPG Industries, Inc.	21,307	2,325,233
	Praxair, Inc.	25,317	4,069,201
	Sherwin-Williams Co.	7,234	3,292,989
			38,682,256
	Commercial Services & Supplies 0.4%
	Cintas Corp.	7,579	1,499,202
	Copart, Inc. (a)	17,995	927,282
	Republic Services, Inc.	19,191	1,394,418
	Rollins, Inc.	8,653	525,151
	Stericycle, Inc. (a)	7,561	443,679
	Waste Management, Inc.	34,724	3,137,661
			7,927,393
	Communications Equipment 1.1%
	Arista Networks, Inc. (a)	4,545	1,208,334
	Cisco Systems, Inc.	402,446	19,578,998
	F5 Networks, Inc. (a)	5,354	1,067,695
	Juniper Networks, Inc.	30,355	909,739
	Motorola Solutions, Inc.	14,285	1,859,050
			24,623,816
	Construction & Engineering 0.1%
	Fluor Corp.	12,380	719,278
	Jacobs Engineering Group, Inc.	10,494	802,791
	Quanta Services, Inc. (a)	13,101	437,311
			1,959,380
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	5,547	1,009,276
	Vulcan Materials Co.	11,644	1,294,813
			2,304,089
	Consumer Finance 0.7%
	American Express Co.	62,160	6,619,419
	Capital One Financial Corp.	42,119	3,998,357
	Discover Financial Services	30,167	2,306,267
	Synchrony Financial	59,991	1,864,520
			14,788,563
	Containers & Packaging 0.3%
	Avery Dennison Corp.	7,696	833,862
	Ball Corp.	30,277	1,331,885
	International Paper Co.	35,996	1,769,203
	Packaging Corp. of America	8,319	912,511
	Sealed Air Corp.	13,981	561,337
	WestRock Co.	22,459	1,200,209
			6,609,007
	Distributors 0.1%
	Genuine Parts Co.	12,920	1,284,248
	LKQ Corp. (a)	28,003	886,855
			2,171,103
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	18,093	465,895

	Diversified Financial Services 1.7%
¤	Berkshire Hathaway, Inc., Class B (a)	171,622	36,745,986
	Jefferies Financial Group, Inc.	25,531	560,661
			37,306,647
	Diversified Telecommunication Services 1.9%
	AT&T, Inc.	639,324	21,468,500
	CenturyLink, Inc.	83,680	1,774,016
	Verizon Communications, Inc.	363,763	19,421,307
			42,663,823
	Electric Utilities 1.7%
	Alliant Energy Corp.	20,581	876,133
	American Electric Power Co., Inc.	43,396	3,075,909
	Duke Energy Corp.	62,714	5,018,374
	Edison International	28,683	1,941,265
	Entergy Corp.	15,922	1,291,752
	Evergy, Inc.	23,919	1,313,632
	Eversource Energy	27,898	1,714,053
	Exelon Corp.	85,036	3,712,672
	FirstEnergy Corp.	42,788	1,590,430
	NextEra Energy, Inc.	41,519	6,958,584
	PG&E Corp.	45,528	2,094,743
	Pinnacle West Capital Corp.	9,858	780,556
	PPL Corp.	61,588	1,802,065
	Southern Co.	89,281	3,892,652
	Xcel Energy, Inc.	44,818	2,115,858
			38,178,678
	Electrical Equipment 0.5%
	AMETEK, Inc.	20,416	1,615,314
	Eaton Corp. PLC	38,146	3,308,403
	Emerson Electric Co.	55,328	4,237,018
	Rockwell Automation, Inc.	10,843	2,033,279
			11,194,014
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	26,442	2,486,077
	Corning, Inc.	71,311	2,517,278
	FLIR Systems, Inc.	12,151	746,922
	IPG Photonics Corp. (a)	3,171	494,898
	TE Connectivity, Ltd.	30,677	2,697,429
			8,942,604
	Energy Equipment & Services 0.7%
	Baker Hughes, a GE Co.	36,660	1,240,208
	Halliburton Co.	77,463	3,139,575
	Helmerich & Payne, Inc.	9,591	659,573
	National Oilwell Varco, Inc.	33,685	1,451,150
	Schlumberger, Ltd.	121,854	7,423,346
	TechnipFMC PLC	37,612	1,175,375
			15,089,227
	Entertainment 2.1%
	Activision Blizzard, Inc.	67,120	5,583,713
	Electronic Arts, Inc. (a)	26,835	3,233,349
	Netflix, Inc. (a)	38,336	14,342,648
	Take-Two Interactive Software, Inc. (a)	10,021	1,382,798
	Twenty-First Century Fox, Inc.
	Class A	92,796	4,299,239
	Class B	42,883	1,964,899
	Viacom, Inc., Class B	31,115	1,050,442
	Walt Disney Co.	130,932	15,311,188
			47,168,276
	Equity Real Estate Investment Trusts 2.5%
	Alexandria Real Estate Equities, Inc.	9,311	1,171,231
	American Tower Corp.	38,810	5,639,093
	Apartment Investment & Management Co., Class A	13,853	611,333
	AvalonBay Communities, Inc.	12,168	2,204,233
	Boston Properties, Inc.	13,595	1,673,409
	Crown Castle International Corp.	36,521	4,065,883
	Digital Realty Trust, Inc.	18,144	2,040,837
	Duke Realty Corp.	31,453	892,322
	Equinix, Inc.	7,000	3,030,230
	Equity Residential	32,422	2,148,282
	Essex Property Trust, Inc.	5,815	1,434,619
	Extra Space Storage, Inc.	11,137	964,910
	Federal Realty Investment Trust	6,470	818,261
	HCP, Inc.	41,363	1,088,674
	Host Hotels & Resorts, Inc.	65,295	1,377,724
	Iron Mountain, Inc.	25,191	869,593
	Kimco Realty Corp.	37,097	621,004
	Macerich Co.	9,313	514,916
	Mid-America Apartment Communities, Inc.	10,019	1,003,703
	Prologis, Inc.	55,421	3,756,990
	Public Storage	13,192	2,659,903
	Realty Income Corp.	25,535	1,452,686
	Regency Centers Corp.	14,917	964,682
	SBA Communications Corp. (a)	10,111	1,624,130
	Simon Property Group, Inc.	27,222	4,811,488
	SL Green Realty Corp.	7,621	743,276
	UDR, Inc.	23,565	952,733
	Ventas, Inc.	31,380	1,706,444
	Vornado Realty Trust	15,241	1,112,593
	Welltower, Inc.	32,752	2,106,609
	Weyerhaeuser Co.	66,704	2,152,538
			56,214,329
	Food & Staples Retailing 1.4%
	Costco Wholesale Corp.	38,608	9,068,247
	Kroger Co.	70,137	2,041,688
	Sysco Corp.	42,099	3,083,752
	Walgreens Boots Alliance, Inc.	74,264	5,413,846
	Walmart, Inc.	126,340	11,864,589
			31,472,122
	Food Products 1.0%
	Archer-Daniels-Midland Co.	49,278	2,477,205
	Campbell Soup Co.	16,939	620,476
	Conagra Brands, Inc.	34,479	1,171,252
	General Mills, Inc.	52,468	2,251,926
	Hershey Co.	12,305	1,255,110
	Hormel Foods Corp.	23,936	943,078
	J.M. Smucker Co.	10,013	1,027,434
	Kellogg Co.	22,280	1,560,046
	Kraft Heinz Co.	54,743	3,016,887
	McCormick & Co., Inc.	10,677	1,406,695
	Mondelez International, Inc., Class A	129,112	5,546,651
	Tyson Foods, Inc., Class A	26,052	1,550,875
			22,827,635
	Health Care Equipment & Supplies 3.2%
	Abbott Laboratories	154,445	11,330,085
	ABIOMED, Inc. (a)	3,951	1,776,962
	Align Technology, Inc. (a)	6,435	2,517,501
	Baxter International, Inc.	43,743	3,372,148
	Becton Dickinson & Co.	23,556	6,148,116
	Boston Scientific Corp. (a)	121,749	4,687,336
	Cooper Cos., Inc.	4,326	1,198,951
	Danaher Corp.	54,212	5,890,676
	DENTSPLY SIRONA, Inc.	19,575	738,761
	Edwards Lifesciences Corp. (a)	18,434	3,209,359
	Hologic, Inc. (a)	23,957	981,758
	IDEXX Laboratories, Inc. (a)	7,623	1,903,158
	Intuitive Surgical, Inc. (a)	10,014	5,748,036
	Medtronic PLC	118,895	11,695,701
	ResMed, Inc.	12,566	1,449,362
	Stryker Corp.	27,328	4,855,639
	Varian Medical Systems, Inc. (a)	8,060	902,156
	Zimmer Biomet Holdings, Inc.	17,914	2,355,154
			70,760,859
	Health Care Providers & Services 3.3%
	Aetna, Inc.	28,797	5,841,472
	AmerisourceBergen Corp.	14,095	1,299,841
	Anthem, Inc.	22,886	6,271,908
	Cardinal Health, Inc.	27,188	1,468,152
	Centene Corp. (a)	18,070	2,616,175
	Cigna Corp.	21,425	4,461,756
	CVS Health Corp.	89,627	7,055,437
	DaVita, Inc. (a)	11,167	799,892
	Envision Healthcare Corp. (a)	10,664	487,665
	Express Scripts Holding Co. (a)	49,497	4,702,710
	HCA Healthcare, Inc.	23,763	3,305,909
	Henry Schein, Inc. (a)	13,479	1,146,119
	Humana, Inc.	12,128	4,105,571
	Laboratory Corp. of America Holdings (a)	8,971	1,558,083
	McKesson Corp.	17,587	2,332,916
	Quest Diagnostics, Inc.	12,032	1,298,373
	UnitedHealth Group, Inc.	84,733	22,542,367
	Universal Health Services, Inc., Class B	7,579	968,899
	WellCare Health Plans, Inc. (a)	4,400	1,410,156
			73,673,401
	Health Care Technology 0.1%
	Cerner Corp. (a)	28,965	1,865,636

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	35,502	2,263,963
	Chipotle Mexican Grill, Inc. (a)	2,154	979,036
	Darden Restaurants, Inc.	10,923	1,214,528
	Hilton Worldwide Holdings, Inc.	26,251	2,120,556
	Marriott International, Inc., Class A	25,355	3,347,621
	McDonald's Corp.	68,299	11,425,740
	MGM Resorts International	44,987	1,255,587
	Norwegian Cruise Line Holdings, Ltd. (a)	17,938	1,030,179
	Royal Caribbean Cruises, Ltd.	15,086	1,960,275
	Starbucks Corp.	118,771	6,750,944
	Wynn Resorts, Ltd.	8,608	1,093,732
	Yum! Brands, Inc.	27,939	2,539,934
			35,982,095
	Household Durables 0.3%
	D.R. Horton, Inc.	30,208	1,274,173
	Garmin, Ltd.	10,638	745,192
	Leggett & Platt, Inc.	11,459	501,790
	Lennar Corp., Class A	25,683	1,199,139
	Mohawk Industries, Inc. (a)	5,583	978,979
	Newell Brands, Inc.	38,270	776,881
	PulteGroup, Inc.	23,004	569,809
	Whirlpool Corp.	5,684	674,975
			6,720,938
	Household Products 1.3%
	Church & Dwight Co., Inc.	21,605	1,282,689
	Clorox Co.	11,276	1,696,023
	Colgate-Palmolive Co.	76,393	5,114,511
	Kimberly-Clark Corp.	30,607	3,478,180
	Procter & Gamble Co.	219,138	18,238,856
			29,810,259
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	58,253	815,542
	NRG Energy, Inc.	26,713	999,066
			1,814,608
	Industrial Conglomerates 1.5%
	3M Co.	51,644	10,881,907
	General Electric Co.	765,136	8,638,385
	Honeywell International, Inc.	65,377	10,878,733
	Roper Technologies, Inc.	9,098	2,694,919
			33,093,944
	Insurance 2.2%
	Aflac, Inc.	67,595	3,181,697
	Allstate Corp.	30,481	3,008,475
	American International Group, Inc.	78,216	4,164,220
	Aon PLC	21,363	3,285,202
	Arthur J. Gallagher & Co.	16,077	1,196,772
	Assurant, Inc.	4,647	501,644
	Brighthouse Financial, Inc. (a)	10,545	466,511
	Chubb, Ltd.	40,784	5,450,374
	Cincinnati Financial Corp.	13,317	1,022,879
	Everest Re Group, Ltd.	3,597	821,806
	Hartford Financial Services Group, Inc.	31,554	1,576,438
	Lincoln National Corp.	19,076	1,290,682
	Loews Corp.	24,480	1,229,630
	Marsh & McLennan Cos., Inc.	44,457	3,677,483
	MetLife, Inc.	87,583	4,091,878
	Principal Financial Group, Inc.	23,314	1,365,967
	Progressive Corp.	51,334	3,646,767
	Prudential Financial, Inc.	36,711	3,719,558
	Torchmark Corp.	9,127	791,220
	Travelers Cos., Inc.	23,566	3,056,746
	Unum Group	19,254	752,254
	Willis Towers Watson PLC	11,513	1,622,642
			49,920,845
	Interactive Media & Services 4.6%
¤	Alphabet, Inc. (a)
	Class A	26,315	31,764,310
	Class C	27,106	32,350,198
¤	Facebook, Inc., Class A (a)	212,317	34,917,654
	TripAdvisor, Inc. (a)	9,006	459,936
	Twitter, Inc. (a)	63,383	1,803,880
			101,295,978
	Internet & Direct Marketing Retail 3.8%
¤	Amazon.com, Inc. (a)	36,069	72,246,207
	Booking Holdings, Inc. (a)	4,179	8,291,136
	eBay, Inc. (a)	81,890	2,704,008
	Expedia Group, Inc.	10,466	1,365,603
			84,606,954
	IT Services 4.7%
	Accenture PLC, Class A	56,410	9,600,982
	Akamai Technologies, Inc. (a)	14,923	1,091,617
	Alliance Data Systems Corp.	4,160	982,426
	Automatic Data Processing, Inc.	38,567	5,810,504
	Broadridge Financial Solutions, Inc.	10,241	1,351,300
	Cognizant Technology Solutions Corp., Class A	51,082	3,940,976
	DXC Technology Co.	24,753	2,314,901
	Fidelity National Information Services, Inc.	28,948	3,157,358
	Fiserv, Inc. (a)	35,649	2,936,765
	FleetCor Technologies, Inc. (a)	7,781	1,772,823
	Gartner, Inc. (a)	7,995	1,267,208
	Global Payments, Inc.	13,926	1,774,172
	International Business Machines Corp.	80,357	12,150,782
	Mastercard, Inc., Class A	80,316	17,879,145
	Paychex, Inc.	28,183	2,075,678
	PayPal Holdings, Inc. (a)	104,207	9,153,543
	Total System Services, Inc.	14,775	1,458,883
	VeriSign, Inc. (a)	9,445	1,512,333
	Visa, Inc., Class A	156,412	23,475,877
	Western Union Co.	39,375	750,488
			104,457,761
	Leisure Products 0.1%
	Hasbro, Inc.	10,281	1,080,739
	Mattel, Inc.	30,298	475,678
			1,556,417
	Life Sciences Tools & Services 0.9%
	Agilent Technologies, Inc.	28,064	1,979,635
	Illumina, Inc. (a)	12,941	4,750,123
	IQVIA Holdings, Inc. (a)	14,268	1,851,130
	Mettler-Toledo International, Inc. (a)	2,220	1,351,936
	PerkinElmer, Inc.	9,749	948,285
	Thermo Fisher Scientific, Inc.	35,461	8,655,321
	Waters Corp. (a)	6,785	1,320,904
			20,857,334
	Machinery 1.5%
	Caterpillar, Inc.	52,323	7,978,734
	Cummins, Inc.	13,227	1,932,068
	Deere & Co.	28,319	4,257,195
	Dover Corp.	13,003	1,151,156
	Flowserve Corp.	11,520	630,029
	Fortive Corp.	27,078	2,279,968
	Illinois Tool Works, Inc.	27,162	3,833,101
	Ingersoll-Rand PLC	21,596	2,209,271
	PACCAR, Inc.	30,861	2,104,412
	Parker-Hannifin Corp.	11,653	2,143,336
	Pentair PLC	14,207	615,874
	Snap-on, Inc.	4,965	911,574
	Stanley Black & Decker, Inc.	13,471	1,972,693
	Xylem, Inc.	15,813	1,262,984
			33,282,395
	Media 1.2%
	CBS Corp.	29,803	1,712,182
	Charter Communications, Inc., Class A (a)	15,718	5,122,182
	Comcast Corp., Class A	402,548	14,254,225
	Discovery, Inc. (a)
	Class A	13,755	440,160
	Class C	31,664	936,621
	DISH Network Corp., Class A (a)	20,168	721,208
	Interpublic Group of Cos., Inc.	33,787	772,709
	News Corp.
	Class A	33,752	445,189
	Class B	10,896	148,185
	Omnicom Group, Inc.	19,753	1,343,599
			25,896,260
	Metals & Mining 0.2%
	Freeport-McMoRan, Inc.	127,566	1,775,719
	Newmont Mining Corp.	46,959	1,418,162
	Nucor Corp.	27,850	1,767,082
			4,960,963
	Multi-Utilities 0.9%
	Ameren Corp.	21,485	1,358,282
	CenterPoint Energy, Inc.	43,322	1,197,853
	CMS Energy Corp.	24,938	1,221,962
	Consolidated Edison, Inc.	27,389	2,086,768
	Dominion Energy, Inc.	57,556	4,045,036
	DTE Energy Co.	16,003	1,746,407
	NiSource, Inc.	31,961	796,468
	Public Service Enterprise Group, Inc.	44,487	2,348,469
	SCANA Corp.	12,556	488,303
	Sempra Energy	24,074	2,738,417
	WEC Energy Group, Inc.	27,779	1,854,526
			19,882,491
	Multiline Retail 0.5%
	Dollar General Corp.	23,377	2,555,106
	Dollar Tree, Inc. (a)	20,943	1,707,902
	Kohl's Corp.	14,677	1,094,170
	Macy's, Inc.	27,025	938,578
	Nordstrom, Inc.	10,091	603,543
	Target Corp.	46,338	4,087,475
			10,986,774
	Oil, Gas & Consumable Fuels 5.2%
	Anadarko Petroleum Corp.	45,082	3,038,978
	Andeavor	12,240	1,878,840
	Apache Corp.	33,673	1,605,192
	Cabot Oil & Gas Corp.	38,840	874,677
	Chevron Corp.	168,692	20,627,658
	Cimarex Energy Co.	8,395	780,231
	Concho Resources, Inc. (a)	17,631	2,693,135
	ConocoPhillips	102,307	7,918,562
	Devon Energy Corp.	44,793	1,789,032
	EOG Resources, Inc.	50,991	6,504,922
	EQT Corp.	23,242	1,027,994
¤	Exxon Mobil Corp.	372,732	31,689,675
	Hess Corp.	22,162	1,586,356
	HollyFrontier Corp.	14,269	997,403
	Kinder Morgan, Inc.	167,083	2,962,382
	Marathon Oil Corp.	75,196	1,750,563
	Marathon Petroleum Corp.	39,705	3,175,209
	Newfield Exploration Co. (a)	17,595	507,264
	Noble Energy, Inc.	42,532	1,326,573
	Occidental Petroleum Corp.	67,324	5,532,013
	ONEOK, Inc.	36,205	2,454,337
	Phillips 66	37,602	4,238,497
	Pioneer Natural Resources Co.	15,002	2,613,198
	Valero Energy Corp.	37,627	4,280,071
	Williams Cos., Inc.	106,469	2,894,892
			114,747,654
	Personal Products 0.2%
	Coty, Inc., Class A	39,658	498,104
	Estee Lauder Cos., Inc., Class A	19,733	2,867,600
			3,365,704
	Pharmaceuticals 4.6%
	Allergan PLC	28,091	5,350,774
	Bristol-Myers Squibb Co.	143,665	8,918,723
	Eli Lilly & Co.	84,150	9,030,136
¤	Johnson & Johnson	236,182	32,633,267
	Merck & Co., Inc.	234,136	16,609,608
	Mylan N.V. (a)	45,389	1,661,237
	Nektar Therapeutics (a)	15,184	925,617
	Perrigo Co. PLC	11,083	784,676
	Pfizer, Inc.	516,082	22,743,734
	Zoetis, Inc.	42,418	3,883,792
			102,541,564
	Professional Services 0.3%
	Equifax, Inc.	10,601	1,384,173
	IHS Markit, Ltd. (a)	31,406	1,694,668
	Nielsen Holdings PLC	31,361	867,445
	Robert Half International, Inc.	10,780	758,696
	Verisk Analytics, Inc. (a)	14,500	1,747,975
			6,452,957
	Real Estate Management & Development 0.1%
	CBRE Group, Inc., Class A (a)	27,821	1,226,906

	Road & Rail 1.0%
	CSX Corp.	71,827	5,318,789
	J.B. Hunt Transport Services, Inc.	7,701	915,957
	Kansas City Southern	8,994	1,018,840
	Norfolk Southern Corp.	24,653	4,449,867
	Union Pacific Corp.	65,103	10,600,722
			22,304,175
	Semiconductors & Semiconductor Equipment 3.8%
	Advanced Micro Devices, Inc. (a)	75,526	2,332,998
	Analog Devices, Inc.	32,721	3,025,384
	Applied Materials, Inc.	86,540	3,344,771
	Broadcom, Inc.	38,004	9,376,727
	Intel Corp.	405,938	19,196,808
	KLA-Tencor Corp.	13,745	1,398,004
	Lam Research Corp.	13,873	2,104,534
	Microchip Technology, Inc.	20,738	1,636,436
	Micron Technology, Inc. (a)	102,106	4,618,254
	NVIDIA Corp.	53,526	15,041,877
	Qorvo, Inc. (a)	11,061	850,480
	QUALCOMM, Inc.	123,817	8,918,539
	Skyworks Solutions, Inc.	15,757	1,429,317
	Texas Instruments, Inc.	85,589	9,182,844
	Xilinx, Inc.	22,266	1,785,065
			84,242,038
	Software 5.9%
	Adobe Systems, Inc. (a)	43,108	11,637,005
	ANSYS, Inc. (a)	7,421	1,385,352
	Autodesk, Inc. (a)	19,246	3,004,493
	CA, Inc.	27,611	1,219,026
	Cadence Design Systems, Inc. (a)	24,898	1,128,377
	Citrix Systems, Inc. (a)	11,346	1,261,221
	Intuit, Inc.	22,773	5,178,580
¤	Microsoft Corp.	675,086	77,209,586
	Oracle Corp.	248,847	12,830,551
	Red Hat, Inc. (a)	15,615	2,128,012
	salesforce.com, Inc. (a)	66,618	10,594,261
	Symantec Corp.	54,718	1,164,399
	Synopsys, Inc. (a)	13,081	1,289,918
			130,030,781
	Specialty Retail 2.3%
	Advance Auto Parts, Inc.	6,522	1,097,848
	AutoZone, Inc. (a)	2,327	1,805,054
	Best Buy Co., Inc.	21,399	1,698,225
	CarMax, Inc. (a)	15,544	1,160,670
	Foot Locker, Inc.	10,292	524,686
	Gap, Inc.	19,103	551,122
	Home Depot, Inc.	100,726	20,865,391
	L Brands, Inc.	20,099	609,000
	Lowe's Cos., Inc.	71,398	8,197,918
	O'Reilly Automotive, Inc. (a)	7,093	2,463,541
	Ross Stores, Inc.	33,150	3,285,165
	Tiffany & Co.	9,591	1,236,951
	TJX Cos., Inc.	55,206	6,184,176
	Tractor Supply Co.	10,723	974,506
	Ulta Beauty, Inc. (a)	4,999	1,410,318
			52,064,571
	Technology Hardware, Storage & Peripherals 4.6%
¤	Apple, Inc.	403,951	91,187,899
	Hewlett Packard Enterprise Co.	129,559	2,113,107
	HP, Inc.Hp, Inc. Common Stock Usd.01	139,310	3,590,019
	NetApp, Inc.	22,825	1,960,439
	Seagate Technology PLC	23,007	1,089,382
	Western Digital Corp.	25,650	1,501,551
	Xerox Corp.	19,539	527,162
			101,969,559
	Textiles, Apparel & Luxury Goods 0.8%
	Hanesbrands, Inc.	31,738	584,931
	Michael Kors Holdings, Ltd. (a)	13,146	901,290
	NIKE, Inc., Class B	112,730	9,550,486
	PVH Corp.	6,754	975,278
	Ralph Lauren Corp.	4,864	669,043
	Tapestry, Inc.	25,358	1,274,747
	Under Armour, Inc. (a)
	Class A	16,381	347,605
	Class C	16,794	326,811
	VF Corp.	28,621	2,674,632
			17,304,823
	Tobacco 1.0%
	Altria Group, Inc.	165,965	10,009,349
	Philip Morris International, Inc.	136,854	11,159,075
			21,168,424
	Trading Companies & Distributors 0.2%
	Fastenal Co.	25,262	1,465,701
	United Rentals, Inc. (a)	7,285	1,191,826
	W.W. Grainger, Inc.	4,003	1,430,712
			4,088,239
	Water Utilities 0.1%
	American Water Works Co., Inc.	15,890	1,397,843

	Total Common Stocks (Cost $866,792,469)		2,164,448,023	(b)

	Short-Term Investments 2.4%
	Affiliated Investment Company 0.0% ‡
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	72,259	72,259

	Total Affiliated Investment Companies (Cost $72,259)		72,259

	Principal Amount
U.S. Government & Federal Agencies 1.8%
1.924%, due 10/4/18	$900,000	899,858
1.944%, due 10/4/18	200,000	199,968
1.953%, due 10/4/18	28,100,000	28,095,511
2.065%, due 11/15/18	700,000	698,226
2.066%, due 11/15/18	300,000	299,240
2.084%, due 11/15/18	1,900,000	1,895,135
2.087%, due 11/15/18	600,000	598,461
2.09%, due 11/15/18	500,000	498,716
2.098%, due 11/15/18	3,500,000	3,490,981
2.099%, due 11/15/18	1,900,000	1,895,104
2.104%, due 11/15/18	100,000	99,741
2.105%, due 11/15/18	100,000	99,741
Total U.S. Government & Federal Agencies (Cost $38,770,682)		38,770,682

U.S. Governments 0.6%
United States Treasury Bills (d)
1.906%, due 10/4/18	4,700,000	4,699,266
1.929%, due 10/4/18	500,000	499,921
1.935%, due 10/4/18	2,100,000	2,099,667
1.943%, due 10/4/18	100,000	99,984
1.954%, due 10/4/18	400,000	399,936
1.96%, due 10/4/18	600,000	599,904
1.964%, due 10/4/18	400,000	399,935
1.987%, due 10/25/18 (e)	2,600,000	2,596,620
2.063%, due 11/15/18	300,000	299,240
2.096%, due 11/15/18	900,000	897,682
2.106%, due 11/15/18	1,400,000	1,396,378
Total U.S. Governments (Cost $13,988,533)		13,988,533
Total Short-Term Investments (Cost $52,831,474)		52,831,474
Total Investments (Cost $919,623,943)	100.0%	2,217,279,497
Other Assets, Less Liabilities	(0.0)‡	(200,271)
Net Assets	100.0%	$2,217,079,226

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 100.0% of the Portfolio's net assets.
(c)	Current yield as of September 30, 2018.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents a security which was maintained at the broker as collateral for futures contracts.

Future Contracts

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Standard & Poor's 500 Index Mini	356	December 2018	$51,767,639	$51,958,200	$190,561

1.	As of September 30, 2018, cash in the amount of $2,136,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$2,164,448,023	$—	$—	$2,164,448,023
Short-Term Investments
Affiliated Investment Company	72,259	—	—	72,259
U.S. Government & Federal Agencies	—	38,770,682	—	38,770,682
U.S. Government	—	13,988,533	—	13,988,533
Total Short-Term Investments	72,259	52,759,215	—	52,831,474
Total Investments in Securities	2,164,520,282	52,759,215	—	2,217,279,497
Other Financial Instruments
Futures Contracts (b)	190,561	—	—	190,561
Total Investments in Securities and Other Financial Instruments	$2,164,710,843	$52,759,215	$—	$2,217,470,058

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Small Cap Core Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.7% †
	Aerospace & Defense 1.6%
	AAR Corp.	5,200	$249,028
	Aerojet Rocketdyne Holdings, Inc. (a)	23,700	805,563
	Ducommun, Inc. (a)	17,300	706,532
	Engility Holdings, Inc. (a)	21,100	759,389
	KLX, Inc. (a)	18,900	1,186,542
	Vectrus, Inc. (a)	52,000	1,621,880
			5,328,934
	Auto Components 0.1%
	Shiloh Industries, Inc. (a)	11,800	129,800
	Tower International, Inc.	6,800	205,700
			335,500
	Banks 8.5%
	ACNB Corp.	200	7,440
	Bancorp, Inc. (a)	157,000	1,505,630
	Bank of Commerce Holdings	4,600	56,120
	Bank of N.T. Butterfield & Son, Ltd.	20,700	1,073,502
	Bankwell Financial Group, Inc.	1,900	59,584
	BCB Bancorp, Inc.	7,200	99,720
	Berkshire Hills Bancorp, Inc.	18,600	757,020
	Bridge Bancorp, Inc.	17,490	580,668
	Cadence Bancorp	30,200	788,824
	Central Valley Community Bancorp	11,000	237,710
	Century Bancorp, Inc., Class A	3,900	281,775
	Civista Bancshares, Inc.	4,700	113,223
	Codorus Valley Bancorp, Inc.	1,235	38,581
	County Bancorp, Inc.	400	10,040
	Customers Bancorp, Inc. (a)	82,300	1,936,519
	Eagle Bancorp, Inc. (a)	41,000	2,074,600
	Farmers National Banc Corp.	20,800	318,240
	Financial Institutions, Inc.	27,700	869,780
	First BanCorp (a)	251,700	2,290,470
	First Business Financial Services, Inc.	7,200	166,896
	First Financial Northwest, Inc.	11,700	193,869
	First Foundation, Inc. (a)	65,000	1,015,300
	First Internet Bancorp	25,800	785,610
	First Northwest Bancorp (a)	6,700	103,180
	First of Long Island Corp.	6,000	130,500
	Flushing Financial Corp.	26,700	651,480
	Franklin Financial Network, Inc. (a)	41,300	1,614,830
	Hanmi Financial Corp.	52,500	1,307,250
¤	IberiaBank Corp.	30,200	2,456,770
	Independent Bank Corp.	3,000	70,950
	LCNB Corp.	6,100	113,765
	Mercantile Bank Corp.	3,900	130,143
	Metropolitan Bank Holding Corp. (a)	5,900	242,608
	MidWestOne Financial Group, Inc.	13,900	463,009
	Northeast Bancorp	4,600	99,820
	OFG Bancorp	124,100	2,004,215
	Orrstown Financial Services, Inc.	1,000	23,800
	Peapack Gladstone Financial Corp.	23,700	732,093
	RBB Bancorp	19,400	475,300
	Republic Bancorp, Inc., Class A	9,200	424,120
	Shore Bancshares, Inc.	1,600	28,512
	Sierra Bancorp	1,431	41,356
	Smartfinancial, Inc. (a)	2,600	61,230
	Southern National Bancorp of Virginia, Inc.	2,500	40,500
	Summit Financial Group, Inc.	200	4,642
	Unity Bancorp, Inc.	1,200	27,480
	WesBanco, Inc.	21,200	945,096
	West Bancorp., Inc.	8,350	196,225
			27,649,995
	Beverages 1.5%
	Boston Beer Co., Inc., Class A (a)	4,900	1,408,750
	Coca-Cola Bottling Co. Consolidated	11,500	2,096,220
	Craft Brew Alliance, Inc. (a)	36,500	596,775
	Primo Water Corp. (a)	44,300	799,615
			4,901,360
	Biotechnology 6.3%
	Acceleron Pharma, Inc. (a)	10,302	589,583
	Acorda Therapeutics, Inc. (a)	10,999	216,130
	Aimmune Therapeutics, Inc. (a)	13,600	371,008
	Amicus Therapeutics, Inc. (a)	39,040	471,994
	Anaptysbio, Inc. (a)	4,600	458,942
	Arena Pharmaceuticals, Inc. (a)	10,683	491,632
	Array BioPharma, Inc. (a)	45,135	686,052
	Atara Biotherapeutics, Inc. (a)	9,700	401,095
	Audentes Therapeutics, Inc. (a)	7,600	300,884
	Blueprint Medicines Corp. (a)	8,000	624,480
	Clovis Oncology, Inc. (a)	10,148	298,047
	Editas Medicine, Inc. (a)	12,700	404,114
	Emergent BioSolutions, Inc. (a)	12,792	842,097
	Enanta Pharmaceuticals, Inc. (a)	3,700	316,202
	FibroGen, Inc. (a)	16,119	979,229
	Global Blood Therapeutics, Inc. (a)	10,300	391,400
	Halozyme Therapeutics, Inc. (a)	36,300	659,571
	Heron Therapeutics, Inc. (a)	12,600	398,790
	ImmunoGen, Inc. (a)	31,000	293,570
	Immunomedics, Inc. (a)	24,900	518,667
	Insmed, Inc. (a)	18,990	383,978
	Intercept Pharmaceuticals, Inc. (a)	4,400	555,984
	Iovance Biotherapeutics, Inc. (a)	19,400	218,250
	Ironwood Pharmaceuticals, Inc. (a)	31,652	584,296
	Ligand Pharmaceuticals, Inc. (a)	4,027	1,105,371
	Loxo Oncology, Inc. (a)	4,600	785,818
	Madrigal Pharmaceuticals, Inc. (a)	1,300	278,369
	Momenta Pharmaceuticals, Inc. (a)	17,569	462,065
	Myriad Genetics, Inc. (a)	12,310	566,260
	OPKO Health, Inc. (a)(b)	72,000	249,120
	Portola Pharmaceuticals, Inc. (a)	13,242	352,634
	Prothena Corp. PLC (a)	14,607	191,060
	PTC Therapeutics, Inc. (a)	10,100	474,700
	Puma Biotechnology, Inc. (a)	6,774	310,588
	Radius Health, Inc. (a)	12,433	221,307
	REGENXBIO, Inc. (a)	6,100	460,550
	Repligen Corp. (a)	15,176	841,661
	Retrophin, Inc. (a)	13,100	376,363
	Sangamo Therapeutics, Inc. (a)	24,400	413,580
	Spark Therapeutics, Inc. (a)	6,316	344,538
	Spectrum Pharmaceuticals, Inc. (a)	20,415	342,972
	Synergy Pharmaceuticals, Inc. (a)	118,500	201,450
	TG Therapeutics, Inc. (a)	21,800	122,080
	Ultragenyx Pharmaceutical, Inc. (a)	9,644	736,223
	Xencor, Inc. (a)	11,831	461,054
			20,753,758
	Building Products 1.0%
	Armstrong Flooring, Inc. (a)	47,400	857,940
	NCI Building Systems, Inc. (a)	127,800	1,936,170
	Patrick Industries, Inc. (a)	6,900	408,480
			3,202,590
	Chemicals 0.5%
	Kraton Corp. (a)	29,300	1,381,495
	Tredegar Corp.	5,000	108,250
	Valhi, Inc.	4,800	10,944
			1,500,689
	Commercial Services & Supplies 1.2%
	Essendant, Inc.	110,800	1,420,456
	LSC Communications, Inc.	37,600	415,856
	Quad/Graphics, Inc.	94,600	1,971,464
			3,807,776
	Communications Equipment 0.3%
	Calamp Corp. (a)	2,500	59,900
	Dasan Zhone Solutions, Inc. (a)	700	9,933
	NetScout Systems, Inc. (a)	41,700	1,052,925
			1,122,758
	Construction & Engineering 0.1%
	Orion Group Holdings, Inc. (a)	50,700	382,785

	Consumer Finance 2.4%
	Curo Group Holdings Corp. (a)	49,500	1,496,385
	Elevate Credit, Inc. (a)	21,300	171,678
	Enova International, Inc. (a)	67,200	1,935,360
	EZCORP, Inc., Class A (a)	184,800	1,977,360
	FirstCash, Inc.	6,400	524,800
	Green Dot Corp., Class A (a)	16,600	1,474,412
	Regional Management Corp. (a)	5,000	144,150
			7,724,145
	Distributors 0.3%
	Core-Mark Holding Co., Inc.	28,800	978,048

	Diversified Consumer Services 0.9%
	American Public Education, Inc. (a)	40,800	1,348,440
	K12, Inc. (a)	86,800	1,536,360
			2,884,800
	Diversified Financial Services 0.2%
	Cannae Holdings, Inc. (a)	23,900	500,705
	Marlin Business Services Corp.	3,500	100,975
			601,680
	Diversified Telecommunication Services 0.9%
	ATN International, Inc.	5,500	406,340
	Cincinnati Bell, Inc. (a)	26,618	424,557
	Vonage Holdings Corp. (a)	139,700	1,978,152
			2,809,049
	Electric Utilities 0.1%
	IDACORP, Inc.	300	29,769
	Portland General Electric Co.	1,700	77,537
	Spark Energy, Inc., Class A	8,700	71,775
			179,081
	Electrical Equipment 2.8%
	Allied Motion Technologies, Inc.	29,100	1,583,913
	Atkore International Group, Inc. (a)	79,300	2,103,829
	Encore Wire Corp.	2,700	135,270
	EnerSys	27,200	2,369,936
	Generac Holdings, Inc. (a)	13,800	778,458
	Preformed Line Products Co.	700	49,196
	TPI Composites, Inc. (a)	73,300	2,092,715
			9,113,317
	Electronic Equipment, Instruments & Components 3.8%
	Anixter International, Inc. (a)	25,400	1,785,620
	Bel Fuse, Inc., Class B	50	1,325
	Electro Scientific Industries, Inc. (a)	38,400	670,080
	ePlus, Inc. (a)	9,900	917,730
	Insight Enterprises, Inc. (a)	40,900	2,212,281
	KEMET Corp. (a)	39,200	727,160
	Sanmina Corp. (a)	73,774	2,036,162
	ScanSource, Inc. (a)	40,400	1,611,960
	SYNNEX Corp.	3,300	279,510
	Vishay Intertechnology, Inc.	105,200	2,140,820
	Vishay Precision Group, Inc. (a)	2,500	93,500
			12,476,148
	Energy Equipment & Services 2.3%
	Basic Energy Services, Inc. (a)	33,800	337,662
	Exterran Corp. (a)	63,100	1,674,043
	FTS International, Inc. (a)	58,900	694,431
	ION Geophysical Corp. (a)	1,500	23,325
	KLX Energy Services Holdings, Inc. (a)	3,060	97,951
	Mammoth Energy Services, Inc.	61,200	1,780,920
	Matrix Service Co. (a)	87,200	2,149,480
	RigNet, Inc. (a)	400	8,140
	Unit Corp. (a)	26,600	693,196
			7,459,148
	Entertainment 0.5%
	AMC Entertainment Holdings, Inc., Class A	40,500	830,250
	Glu Mobile, Inc. (a)	35,700	265,965
	Marcus Corp.	9,400	395,270
			1,491,485
	Equity Real Estate Investment Trusts 4.6%
	Ashford Hospitality Trust, Inc.	256,800	1,640,952
	Braemar Hotels & Resorts, Inc.	55,900	657,943
	Chesapeake Lodging Trust	11,000	352,770
	Corepoint Lodging, Inc.	18,300	355,935
	DiamondRock Hospitality Co.	44,500	519,315
¤	GEO Group, Inc.	95,300	2,397,748
	Hersha Hospitality Trust	25,900	587,153
	PotlatchDeltic Corp.	33,978	1,391,399
¤	Ryman Hospitality Properties, Inc.	28,764	2,478,594
¤	Sunstone Hotel Investors, Inc.	151,600	2,480,176
	Xenia Hotels & Resorts, Inc.	98,100	2,324,970
			15,186,955
	Food & Staples Retailing 0.1%
	Ingles Markets, Inc., Class A	2,900	99,325
	Natural Grocers by Vitamin Cottage, Inc. (a)	6,200	104,718
	Smart & Final Stores, Inc. (a)	11,900	67,830
			271,873
	Gas Utilities 0.2%
	Chesapeake Utilities Corp.	3,700	310,430
	New Jersey Resources Corp.	2,900	133,690
	ONE Gas, Inc.	2,400	197,472
			641,592
	Health Care Equipment & Supplies 4.3%
	Accuray, Inc. (a)	130,600	587,700
	AngioDynamics, Inc. (a)	17,900	389,146
	CONMED Corp.	4,900	388,178
	Fonar Corp. (a)	12,200	303,780
¤	Haemonetics Corp. (a)	25,200	2,887,416
	ICU Medical, Inc. (a)	400	113,100
	Integer Holdings Corp. (a)	28,100	2,330,895
	IntriCon Corp. (a)	2,400	134,880
	Lantheus Holdings, Inc. (a)	127,200	1,901,640
	LivaNova PLC (a)	7,100	880,187
	Novocure, Ltd. (a)	10,300	539,720
	Orthofix Medical, Inc. (a)	38,500	2,225,685
	Surmodics, Inc. (a)	7,900	589,735
	Varex Imaging Corp. (a)	26,400	756,624
			14,028,686
	Health Care Providers & Services 2.6%
	Civitas Solutions, Inc. (a)	9,600	141,600
	Cross Country Healthcare, Inc. (a)	2,300	20,079
	Diplomat Pharmacy, Inc. (a)	66,000	1,281,060
	HealthEquity, Inc. (a)	4,300	405,963
	Magellan Health, Inc. (a)	16,700	1,203,235
	Molina Healthcare, Inc. (a)	13,100	1,947,970
	Quorum Health Corp. (a)(b)	26,900	157,634
	RadNet, Inc. (a)	138,900	2,090,445
	Tenet Healthcare Corp. (a)	5,200	147,992
	Triple-S Management Corp., Class B (a)	53,038	1,001,888
			8,397,866
	Health Care Technology 0.0% ‡
	NextGen Healthcare, Inc. (a)	3,200	64,256

	Hotels, Restaurants & Leisure 3.2%
	BJ's Restaurants, Inc.	30,100	2,173,220
	Bloomin' Brands, Inc.	112,077	2,218,004
	Carrols Restaurant Group, Inc. (a)	129,400	1,889,240
	Del Frisco's Restaurant Group, Inc. (a)	89,100	739,530
	Del Taco Restaurants, Inc. (a)	5,800	68,498
	Habit Restaurants, Inc., Class A (a)	44,500	709,775
	J. Alexander's Holdings, Inc. (a)	19,000	226,100
	Potbelly Corp. (a)	42,200	519,060
	Red Robin Gourmet Burgers, Inc. (a)	16,100	646,415
	SeaWorld Entertainment, Inc. (a)	31,100	977,473
	Town Sports International Holdings, Inc. (a)	46,800	404,820
			10,572,135
	Household Durables 0.6%
	Hovnanian Enterprises, Inc., Class A (a)	77,600	124,160
	KB Home	3,800	90,858
	ZAGG, Inc. (a)	126,800	1,870,300
			2,085,318
	Insurance 2.5%
	American Equity Investment Life Holding Co.	66,700	2,358,512
	Crawford & Co., Class B	11,900	109,599
	Fednat Holding Co.	9,000	229,320
	Genworth Financial, Inc., Class A (a)	518,000	2,160,060
	Independence Holding Co.	2,500	89,750
	National General Holdings Corp.	48,500	1,301,740
	Protective Insurance Corp., Class B	700	16,065
	Stewart Information Services Corp.	7,900	355,579
	Tiptree, Inc.	3,500	22,925
	Universal Insurance Holdings, Inc.	32,400	1,573,020
			8,216,570
	Interactive Media & Services 1.2%
	Care.com, Inc. (a)	95,800	2,118,138
	Cargurus, Inc. (a)	7,300	406,537
	QuinStreet, Inc. (a)	42,400	575,368
	Travelzoo (a)	24,200	286,770
	XO Group, Inc. (a)	20,100	693,048
			4,079,861
	Internet & Direct Marketing Retail 0.8%
	1-800-Flowers.com, Inc., Class A (a)	97,000	1,144,600
	Etsy, Inc. (a)	4,400	226,072
	Groupon, Inc. (a)	263,900	994,903
	Lands' End, Inc. (a)	20,300	356,265
			2,721,840
	IT Services 1.7%
	Cardtronics PLC, Class A (a)	25,400	803,656
	EVERTEC, Inc.	27,500	662,750
	MoneyGram International, Inc. (a)	2,800	14,980
	Nic, Inc.	72,700	1,075,960
	Perspecta, Inc.	20,800	534,976
	Presidio, Inc.	25,000	381,250
	Unisys Corp. (a)	84,000	1,713,600
	Web.com Group, Inc. (a)	9,400	262,260
			5,449,432
	Leisure Products 0.2%
	Johnson Outdoors, Inc., Class A	8,700	809,013

	Life Sciences Tools & Services 0.7%
	Harvard Bioscience, Inc. (a)	11,900	62,475
	Medpace Holdings, Inc. (a)	15,000	898,650
	Syneos Health, Inc. (a)	28,200	1,453,710
			2,414,835
	Machinery 2.6%
	FreightCar America, Inc. (a)	28,800	462,816
	Global Brass & Copper Holdings, Inc.	32,800	1,210,320
	Greenbrier Cos., Inc.	37,407	2,248,161
	Harsco Corp. (a)	26,300	750,865
	Hurco Cos., Inc.	3,400	153,340
	Hyster-Yale Materials Handling, Inc.	13,300	818,349
	L.B. Foster Co., Class A (a)	21,100	433,605
	Meritor, Inc. (a)	104,400	2,021,184
	Miller Industries, Inc.	10,700	287,830
	Park-Ohio Holdings Corp.	5,900	226,265
			8,612,735
	Marine 0.4%
	Matson, Inc.	36,300	1,438,932

	Media 2.5%
	Beasley Broadcast Group, Inc., Class A	2,900	20,010
	Entravision Communications Corp., Class A	198,900	974,610
	Gannett Co., Inc.	212,200	2,124,122
	New Media Investment Group, Inc.	97,800	1,534,482
	TechTarget, Inc. (a)	96,400	1,872,088
	tronc, Inc. (a)	91,200	1,489,296
			8,014,608
	Metals & Mining 1.3%
	Ryerson Holding Corp. (a)	22,900	258,770
	Schnitzer Steel Industries, Inc., Class A	38,600	1,044,130
	SunCoke Energy, Inc. (a)	103,700	1,204,994
	Warrior Met Coal, Inc.	68,500	1,852,240
			4,360,134
	Mortgage Real Estate Investment Trusts 0.4%
	Cherry Hill Mortgage Investment Corp.	47,000	850,700
	Ladder Capital Corp.	33,200	562,408
			1,413,108
	Multi-Utilities 0.1%
	NorthWestern Corp.	4,700	275,702

	Oil, Gas & Consumable Fuels 4.4%
	Abraxas Petroleum Corp. (a)	57,500	133,975
	Adams Resources & Energy, Inc.	300	12,738
	Cloud Peak Energy, Inc. (a)	217,900	501,170
	CVR Energy, Inc.	4,900	197,078
	Delek U.S. Holdings, Inc.	54,800	2,325,164
¤	Denbury Resources, Inc. (a)	419,200	2,599,040
	Goodrich Petroleum Corp. (a)	300	4,212
	Hallador Energy Co.	15,300	95,166
	Midstates Petroleum Co., Inc. (a)	37,000	329,670
	Overseas Shipholding Group, Inc., Class A (a)	121,900	383,985
	Par Pacific Holdings, Inc. (a)	96,200	1,962,480
	Peabody Energy Corp.	57,800	2,059,992
	Renewable Energy Group, Inc. (a)	74,000	2,131,200
	REX American Resources Corp. (a)	1,000	75,550
	Sandridge Energy, Inc. (a)	35,400	384,798
	SilverBow Resources, Inc. (a)	5,700	152,019
	Talos Energy, Inc. (a)	12,100	397,122
	W&T Offshore, Inc. (a)	57,600	555,264
	World Fuel Services Corp.	1,100	30,448
			14,331,071
	Paper & Forest Products 0.7%
¤	Verso Corp., Class A (a)	72,000	2,424,240

	Personal Products 0.7%
	Natural Health Trends Corp.	400	9,312
	Nature's Sunshine Products, Inc. (a)	600	5,250
	USANA Health Sciences, Inc. (a)	17,600	2,121,680
			2,136,242
	Pharmaceuticals 4.0%
	Akorn, Inc. (a)	80,900	1,050,082
	Amphastar Pharmaceuticals, Inc. (a)	104,400	2,008,656
	ANI Pharmaceuticals, Inc. (a)	11,000	621,940
	Assertio Therapeutics, Inc. (a)	8,000	47,040
	Durect Corp. (a)	119,600	131,560
	Endo International PLC (a)	106,400	1,790,712
¤	Horizon Pharma PLC (a)	123,100	2,410,298
	Mallinckrodt PLC (a)	19,100	559,821
	Pacira Pharmaceuticals, Inc. (a)	46,100	2,265,815
	Phibro Animal Health Corp., Class A	48,000	2,059,200
	Supernus Pharmaceuticals, Inc. (a)	1,100	55,385
			13,000,509
	Professional Services 1.6%
	Barrett Business Services, Inc.	23,100	1,542,618
	BG Staffing, Inc.	8,700	236,640
	CRA International, Inc.	5,631	282,789
	FTI Consulting, Inc. (a)	3,500	256,165
	Heidrick & Struggles International, Inc.	29,000	981,650
	Kelly Services, Inc., Class A	9,800	235,494
	TrueBlue, Inc. (a)	67,408	1,755,978
			5,291,334
	Real Estate Management & Development 1.8%
	Altisource Portfolio Solutions S.A. (a)(b)	58,400	1,882,232
	Marcus & Millichap, Inc. (a)	55,000	1,909,050
	Maui Land & Pineapple Co., Inc. (a)	5,700	72,960
	RMR Group, Inc., Class A	22,300	2,069,440
			5,933,682
	Road & Rail 0.6%
	ArcBest Corp.	37,300	1,810,915
	USA Truck, Inc. (a)	9,000	182,070
			1,992,985
	Semiconductors & Semiconductor Equipment 1.4%
	Alpha & Omega Semiconductor, Ltd. (a)	3,070	35,704
	Diodes, Inc. (a)	28,600	952,094
	Lattice Semiconductor Corp. (a)	36,500	292,000
	Silicon Laboratories, Inc. (a)	2,800	257,040
	Synaptics, Inc. (a)	46,820	2,135,928
	Xperi Corp.	53,900	800,415
			4,473,181
	Software 6.1%
	ACI Worldwide, Inc. (a)	3,100	87,234
	Altair Engineering, Inc., Class A (a)	3,000	130,350
	Appfolio, Inc., Class A (a)	8,300	650,720
	Bottomline Technologies, Inc. (a)	26,800	1,948,628
	Coupa Software, Inc. (a)	14,200	1,123,220
	Fair Isaac Corp. (a)	1,523	348,082
	Five9, Inc. (a)	51,400	2,245,666
	LivePerson, Inc. (a)	74,500	1,933,275
¤	New Relic, Inc. (a)	25,700	2,421,711
	Paylocity Holding Corp. (a)	1,500	120,480
	Progress Software Corp.	53,000	1,870,370
	Ringcentral, Inc., Class A (a)	13,800	1,284,090
	SailPoint Technologies Holding, Inc. (a)	37,600	1,279,152
	SPS Commerce, Inc. (a)	22,700	2,252,748
	Telenav, Inc. (a)	500	2,525
	Verint Systems, Inc. (a)	7,100	355,710
	Workiva, Inc. (a)	6,800	268,600
	Zendesk, Inc. (a)	18,600	1,320,600
	Zix Corp. (a)	68,200	378,510
			20,021,671
	Specialty Retail 5.0%
	Abercrombie & Fitch Co., Class A	81,300	1,717,056
	Ascena Retail Group, Inc. (a)	67,200	307,104
	Barnes & Noble Education, Inc. (a)	9,400	54,144
	Chico's FAS, Inc.	128,400	1,113,228
	Citi Trends, Inc.	22,600	650,202
	Express, Inc. (a)	148,400	1,641,304
	Five Below, Inc. (a)	5,400	702,324
	Genesco, Inc. (a)	44,200	2,081,820
	Hibbett Sports, Inc. (a)	12,400	233,120
	J. Jill, Inc. (a)	72,200	446,196
	Kirkland's, Inc. (a)	79,600	803,164
	New York & Co., Inc. (a)	43,200	166,752
	Office Depot, Inc.	303,600	974,556
	Shoe Carnival, Inc.	22,500	866,250
	Signet Jewelers, Ltd.	29,300	1,931,749
	Tailored Brands, Inc.	86,800	2,186,492
	Tilly's, Inc., Class A	21,100	399,845
			16,275,306
	Technology Hardware, Storage & Peripherals 0.5%
	Immersion Corp. (a)	140,900	1,489,313

	Textiles, Apparel & Luxury Goods 1.9%
	Crocs, Inc. (a)	70,500	1,500,945
	Deckers Outdoor Corp. (a)	15,100	1,790,558
	Fossil Group, Inc. (a)	73,900	1,720,392
	Perry Ellis International, Inc. (a)	4,100	112,053
	Rocky Brands, Inc.	13,600	384,880
	Vera Bradley, Inc. (a)	56,700	865,242
			6,374,070
	Thrifts & Mortgage Finance 1.4%
	Dime Community Bancshares, Inc.	89,600	1,599,360
	Entegra Financial Corp. (a)	4,000	106,200
	Flagstar Bancorp, Inc. (a)	64,600	2,032,962
	FS Bancorp, Inc.	700	39,004
	HFF, Inc., Class A	12,800	543,744
	Home Bancorp, Inc.	500	21,740
	Riverview Bancorp, Inc.	900	7,956
	SI Financial Group, Inc.	2,700	37,800
	Territorial Bancorp, Inc.	5,900	174,345
			4,563,111
	Tobacco 0.9%
	Pyxus International, Inc. (a)	10,800	248,400
	Turning Point Brands, Inc.	13,000	538,980
	Universal Corp.	31,600	2,054,000
			2,841,380
	Trading Companies & Distributors 1.6%
	BMC Stock Holdings, Inc. (a)	28,100	524,065
	Foundation Building Materials, Inc. (a)	3,600	44,892
	General Finance Corp. (a)	5,700	90,915
	H&E Equipment Services, Inc.	12,300	464,694
	Nexeo Solutions, Inc. (a)	56,700	694,575
	Rush Enterprises, Inc.
	Class A	50,400	1,981,224
	Class B	7,500	299,175
	Titan Machinery, Inc. (a)	49,600	768,056
	Veritiv Corp. (a)	7,700	280,280
			5,147,876
	Water Utilities 0.8%
	American States Water Co.	22,000	1,345,080
	California Water Service Group	12,500	536,250
	Consolidated Water Co., Ltd.	10,400	144,040
	SJW Corp.	9,900	605,385
			2,630,755
	Total Common Stocks (Cost $300,349,410)		322,685,223

	Convertible Preferred Stocks 0.0%‡
	Media 0.0% ‡
	GCI Liberty, Inc.	1,040	26,073

	Total Convertible Preferred Stocks (Cost $19,365)		26,073

	Exchange-Traded Funds 1.1%
¤	iShares Russell 2000 ETF	20,807	3,507,020

	Total Exchange-Traded Funds (Cost $3,499,618)		3,507,020

	Affiliated Investment Company 0.2%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	495,407	495,407
	Total Short-Term Investment (Cost $495,407)		495,407
	Total Investments (Cost $304,363,800)	100.0%	326,713,723
	Other Assets, Less Liabilities	0.0 ‡	51,091
	Net Assets	100.0%	$326,764,814

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $2,099,291 and the Portfolio received non-cash collateral in the amount of $2,147,876.
(c)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$322,685,223	$—	$—	$322,685,223
Convertible Preferred Stocks	26,073	—	—	26,073
Exchange-Traded Funds	3,507,020	—	—	3,507,020
Short-Term Investment
Affiliated Investment Company	495,407	—	—	495,407
Total Investments in Securities	$326,713,723	$—	$—	$326,713,723

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MacKay Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.6% †
	Asset-Backed Securities 0.3%
	Auto Floor Plan Asset-Backed Securities 0.4%
	Navistar Financial Dealer Note Master Trust Series 2018-1, Class A 2.798% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		$4,085,000	$4,088,204

	Home Equity 0.0% ‡
	First NLC Trust Series 2007-1, Class A1 2.286% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		74,025	45,129
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.266% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		19,820	9,369
	Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 2.326% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		19,815	9,540
				64,038
	Other Asset-Backed Securities 0.0% ‡
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.316% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		26,630	18,668

	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 2.631% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		87,039	85,744

	Total Asset-Backed Securities (Cost $4,269,069)			4,256,654

	Convertible Bonds 0.0%‡
	Health Care - Products 0.0% ‡
	Danaher Corp. (zero coupon), due 1/22/21		1,000	4,151

	Total Convertible Bonds (Cost $1,571)			4,151

	Corporate Bonds 80.3%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23		900,000	913,500

	Aerospace & Defense 0.8%
	Boeing Co. 2.125%, due 3/1/22		2,400,000	2,319,294
	Harris Corp. 4.40%, due 6/15/28		3,270,000	3,281,759
	KLX, Inc. 5.875%, due 12/1/22 (a)		3,650,000	3,770,450
				9,371,503
	Agriculture 0.9%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,421,151
	Philip Morris International, Inc. 1.625%, due 2/21/19		6,500,000	6,477,502
				10,898,653
	Airlines 1.1%
	American Airlines Pass-Through Trust Series 2015-2, Class A 4.00%, due 3/22/29		881,613	878,306
	American Airlines, Inc. Series 2015-2, Class AA 3.60%, due 3/22/29		881,608	859,233
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		585,631	616,658
	Series 2004-ERJ1 9.558%, due 3/1/21		3,060	3,114
	Series 2005-ERJ1 9.798%, due 10/1/22		226,350	238,234
	Delta Air Lines, Inc. Series 2001-1, Class A 5.30%, due 10/15/20		150,781	151,911
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		4,460,533	4,622,227
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,299,015	1,389,946
	Series 2010-1, Class A 6.25%, due 10/22/24		904,342	965,386
	UAL Pass Through Trust Series 2007-1 6.636%, due 1/2/24		1,891,452	1,978,932
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		1,257,549	1,262,327
				12,966,274
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21		2,185,000	2,188,983

	Auto Manufacturers 2.2%
	Daimler Finance North America LLC (a)
	2.30%, due 1/6/20		5,000,000	4,952,117
	2.891% (3 Month LIBOR + 0.55%), due 5/4/21 (b)		2,335,000	2,342,995
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	262,343
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	53,813
	7.45%, due 7/16/31		614,000	681,991
	8.90%, due 1/15/32		135,000	165,302
	Ford Motor Credit Co. LLC
	2.681%, due 1/9/20		5,675,000	5,615,947
	3.549% (3 Month LIBOR + 1.24%), due 2/15/23 (b)		1,230,000	1,223,176
	8.125%, due 1/15/20		1,584,000	1,673,381
	General Motors Co. 5.15%, due 4/1/38		1,595,000	1,483,478
	General Motors Financial Co., Inc.
	3.45%, due 4/10/22		4,000,000	3,934,043
	5.25%, due 3/1/26		652,000	668,114
	Toyota Motor Credit Corp. 1.95%, due 4/17/20		4,300,000	4,235,063
				27,291,763
	Auto Parts & Equipment 0.5%
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	2,835,000	3,341,084
	ZF North America Capital, Inc. (a)
	4.00%, due 4/29/20		$740,000	742,952
	4.50%, due 4/29/22		1,840,000	1,863,022
				5,947,058
	Banks 17.3%
¤	Bank of America Corp.
	3.004%, due 12/20/23 (c)		6,566,000	6,371,877
	3.499%, due 5/17/22 (c)		6,150,000	6,146,623
	3.50%, due 4/19/26		6,165,000	5,960,397
	3.705%, due 4/24/28 (c)(d)		1,695,000	1,631,579
	5.125%, due 6/17/19 (c)(e)		2,010,000	2,025,075
	5.875%, due 2/7/42		465,000	550,101
	6.11%, due 1/29/37		1,438,000	1,653,771
	6.30%, due 3/10/26 (c)(e)		1,810,000	1,932,175
	8.57%, due 11/15/24		455,000	560,751
	Bank of New York Mellon Corp. (c)
	2.661%, due 5/16/23 (d)		3,715,000	3,595,210
	4.625%, due 9/20/26 (e)		3,740,000	3,585,725
	Barclays Bank PLC 5.14%, due 10/14/20		4,249,000	4,353,966
	Barclays PLC 5.20%, due 5/12/26		4,010,000	3,940,070
	BB&T Corp. 2.75%, due 4/1/22		4,790,000	4,691,411
	Branch Banking & Trust Co. 2.25%, due 6/1/20		1,885,000	1,857,100
	Capital One Financial Corp.
	4.20%, due 10/29/25		470,000	459,281
	5.55%, due 6/1/20 (c)(d)(e)		2,365,000	2,406,388
¤	Citigroup, Inc.
	2.35%, due 8/2/21		4,801,000	4,656,107
	2.50%, due 7/29/19		2,540,000	2,534,411
	3.576% (3 Month LIBOR + 1.25%), due 7/1/26 (b)		10,035,000	10,118,802
	5.50%, due 9/13/25		2,710,000	2,887,059
	6.30%, due 5/15/24 (c)(e)		4,290,000	4,381,163
	Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,115,470
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (a)		1,450,000	1,442,733
	4.30%, due 12/3/25		2,550,000	2,514,380
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,053,432
	8.70%, due 11/18/19		420,000	442,740
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		2,100,000	2,081,573
	2.876%, due 10/31/22 (c)		2,300,000	2,242,932
	3.484% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,075,000	3,076,876
	3.625%, due 1/22/23		2,813,000	2,802,519
	5.00%, due 11/10/22 (c)(e)		3,905,000	3,685,163
	5.25%, due 7/27/21		1,900,000	1,989,294
	6.75%, due 10/1/37		1,828,000	2,199,002
	Huntington Bancshares, Inc.
	3.15%, due 3/14/21		3,910,000	3,876,131
	5.70%, due 4/15/23 (c)(e)		3,115,000	3,087,744
	Huntington National Bank 3.55%, due 10/6/23		1,445,000	1,428,937
¤	JPMorgan Chase & Co.
	3.54%, due 5/1/28 (c)		6,265,000	5,983,993
	6.125%, due 4/30/24 (c)(e)		2,660,000	2,759,750
	6.30%, due 4/23/19		1,825,000	1,861,132
	6.40%, due 5/15/38		920,000	1,147,557
	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19		9,435,000	9,403,542
	Lloyds Banking Group PLC
	2.907%, due 11/7/23 (c)		1,160,000	1,106,655
	4.582%, due 12/10/25		4,700,000	4,614,424
¤	Morgan Stanley
	3.591%, due 7/22/28 (c)		1,645,000	1,560,760
	3.625%, due 1/20/27		4,350,000	4,177,188
	3.875%, due 4/29/24		6,015,000	5,987,665
	3.875%, due 1/27/26		400,000	393,186
	3.971%, due 7/22/38 (c)		1,100,000	1,027,032
	4.875%, due 11/1/22		1,931,000	2,000,688
	5.00%, due 11/24/25		3,840,000	3,977,039
	5.45%, due 7/15/19 (c)(e)		2,600,000	2,629,900
	6.375%, due 7/24/42		205,000	255,588
	7.30%, due 5/13/19		9,455,000	9,706,739
	PNC Bank N.A.
	1.70%, due 12/7/18		3,530,000	3,525,411
	2.45%, due 11/5/20		2,740,000	2,694,565
	Royal Bank of Canada 2.50%, due 1/19/21		3,860,000	3,797,001
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		3,589,000	3,591,732
	6.00%, due 12/19/23		205,000	213,266
	6.125%, due 12/15/22		970,000	1,014,227
	Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	4,874,674
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,030,000	1,972,261
	Santander UK PLC 2.125%, due 11/3/20		3,000,000	2,918,854
	Toronto-Dominion Bank 1.80%, due 7/13/21		4,695,000	4,513,933
	U.S. Bank N.A. 2.602% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		5,115,000	5,123,150
	Wachovia Corp. 5.50%, due 8/1/35		655,000	708,253
	Wells Fargo & Co.
	3.00%, due 10/23/26		1,640,000	1,521,837
	5.875%, due 6/15/25 (c)(e)		595,000	625,875
	5.90%, due 6/15/24 (c)(e)		3,270,000	3,319,050
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	347,545
	Westpac Banking Corp. 2.594% (3 Month LIBOR + 0.28%), due 5/15/20 (b)		2,710,000	2,713,684
				211,406,124
	Beverages 2.0%
	Constellation Brands, Inc.
	3.70%, due 12/6/26 (d)		915,000	870,206
	4.25%, due 5/1/23		2,985,000	3,024,804
	4.75%, due 11/15/24		2,195,000	2,272,609
	Diageo Capital PLC 2.562% (3 Month LIBOR + 0.24%), due 5/18/20 (b)		5,020,000	5,028,303
	Molson Coors Brewing Co. 2.10%, due 7/15/21		3,129,000	3,008,747
¤	PepsiCo, Inc.
	1.35%, due 10/4/19		4,900,000	4,832,606
	1.55%, due 5/2/19		2,110,000	2,095,944
	2.00%, due 4/15/21		3,450,000	3,357,877
				24,491,096
	Biotechnology 0.3%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,568,542

	Building Materials 1.0%
	Jeld-Wen, Inc. 4.625%, due 12/15/25 (a)		2,045,000	1,886,513
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,737,091
	7.125%, due 3/15/20		142,000	149,142
	Masonite International Corp. 5.625%, due 3/15/23 (a)		3,200,000	3,268,000
	Standard Industries, Inc. (a)
	4.75%, due 1/15/28		970,000	895,989
	5.375%, due 11/15/24		4,290,000	4,284,637
	USG Corp. 5.50%, due 3/1/25 (a)		320,000	326,000
				12,547,372
	Chemicals 1.7%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19		2,780,000	2,737,555
	1.75%, due 9/27/21		1,895,000	1,809,259
	Ashland LLC 4.75%, due 8/15/22 (d)		2,525,000	2,551,639
	Braskem Netherlands Finance B.V. (a)
	3.50%, due 1/10/23		2,300,000	2,190,520
	4.50%, due 1/10/28		2,025,000	1,931,242
	Dow Chemical Co. 8.55%, due 5/15/19		197,000	203,727
	Eastman Chemical Co. 2.70%, due 1/15/20		4,915,000	4,889,098
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	2,032,272
	W.R. Grace & Co. 5.125%, due 10/1/21 (a)		2,915,000	2,987,875
				21,333,187
	Commercial Services 1.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (a)		2,888,000	3,107,661
	IHS Markit, Ltd.
	4.125%, due 8/1/23		2,175,000	2,170,824
	4.75%, due 2/15/25 (a)		3,105,000	3,150,116
	Service Corp. International
	4.625%, due 12/15/27 (d)		1,363,000	1,308,221
	5.375%, due 1/15/22		3,699,000	3,745,237
	5.375%, due 5/15/24		530,000	538,713
	United Rentals North America, Inc. (d)
	5.50%, due 5/15/27		1,355,000	1,339,756
	5.875%, due 9/15/26		1,250,000	1,282,813
				16,643,341
	Computers 2.0%
¤	Apple, Inc.
	1.55%, due 2/8/19		4,970,000	4,954,650
	1.55%, due 8/4/21 (d)		3,840,000	3,683,538
	2.50%, due 2/9/25		2,500,000	2,362,782
	2.75%, due 1/13/25		1,170,000	1,120,921
	Dell International LLC / EMC Corp. (a)
	3.48%, due 6/1/19		1,240,000	1,243,133
	6.02%, due 6/15/26		625,000	668,020
	Hewlett Packard Enterprise Co.
	3.60%, due 10/15/20		2,000,000	2,008,141
	4.40%, due 10/15/22		1,560,000	1,602,343
	International Business Machines Corp. 1.90%, due 1/27/20		3,255,000	3,215,502
	NCR Corp.
	5.00%, due 7/15/22		1,240,000	1,229,925
	6.375%, due 12/15/23		1,909,000	1,944,794
				24,033,749
	Cosmetics & Personal Care 0.4%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,050,000	2,021,056
	Unilever Capital Corp. 1.80%, due 5/5/20		3,500,000	3,432,645
				5,453,701
	Distribution & Wholesale 0.2%
	H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	2,992,500

	Diversified Financial Services 3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,653,375
	Air Lease Corp.
	2.125%, due 1/15/20		2,215,000	2,180,119
	2.625%, due 7/1/22		2,155,000	2,062,703
	2.75%, due 1/15/23		1,040,000	986,191
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,175,000
	8.00%, due 11/1/31		2,565,000	3,106,856
	Capital One Bank USA N.A. 2.15%, due 11/21/18		2,515,000	2,513,642
	Discover Financial Services 3.85%, due 11/21/22		300,000	296,617
	GE Capital International Funding Co. 2.342%, due 11/15/20		7,300,000	7,132,946
	International Lease Finance Corp.
	5.875%, due 4/1/19		1,385,000	1,404,116
	6.25%, due 5/15/19		2,265,000	2,309,055
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		560,000	543,895
	Protective Life Global Funding (a)
	1.555%, due 9/13/19		1,200,000	1,184,962
	2.161%, due 9/25/20		3,420,000	3,340,273
	Springleaf Finance Corp. 5.25%, due 12/15/19 (d)		1,140,000	1,155,675
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	3,859,093
				38,904,518
	Diversified/Conglomerate Service 0.1%
	Vantiv LLC / Vanity Issuer Corp. 4.375%, due 11/15/25 (a)		1,325,000	1,258,750

	Electric 3.3%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		3,360,000	3,196,336
	Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,338,601
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	2,941,931
	Berkshire Hathaway Energy Co. 2.375%, due 1/15/21		1,700,000	1,672,540
	CMS Energy Corp.
	3.875%, due 3/1/24		1,705,000	1,697,048
	5.05%, due 3/15/22		1,350,000	1,409,724
	6.25%, due 2/1/20		1,360,000	1,413,078
	Consolidated Edison Co. of New York, Inc. 2.773% (3 Month LIBOR + 0.4%), due 6/25/21 (b)		1,000,000	1,005,300
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,055,016
	Duquesne Light Holdings, Inc. (a)
	5.90%, due 12/1/21		1,494,000	1,568,011
	6.40%, due 9/15/20		3,435,000	3,596,291
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		960,000	945,924
	Evergy, Inc.
	4.85%, due 6/1/21		1,455,000	1,485,829
	5.292%, due 6/15/22 (f)		795,000	825,991
	FirstEnergy Transmission LLC (a)
	4.35%, due 1/15/25		1,675,000	1,694,732
	5.45%, due 7/15/44		2,370,000	2,587,082
	Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,093,308
	MidAmerican Energy Co. 3.10%, due 5/1/27		4,500,000	4,287,284
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,493,407
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	618,967
	WEC Energy Group, Inc. 4.426% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,860,340	1,802,130
				40,728,530
	Electronics 0.4%
	Honeywell International, Inc.
	1.40%, due 10/30/19		990,000	975,712
	5.375%, due 3/1/41		3,000,000	3,481,634
				4,457,346
	Entertainment 1.0%
	Eldorado Resorts, Inc.
	6.00%, due 4/1/25		3,417,000	3,459,712
	7.00%, due 8/1/23		2,395,000	2,520,738
	International Game Technology PLC 6.25%, due 2/15/22 (a)		2,595,000	2,689,069
	Scientific Games International, Inc. 5.00%, due 10/15/25 (a)		3,500,000	3,325,000
				11,994,519
	Environmental Controls 0.6%
	Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	3,818,887
	Waste Management, Inc.
	2.40%, due 5/15/23		505,000	481,563
	3.15%, due 11/15/27		1,615,000	1,537,187
	4.60%, due 3/1/21		1,800,000	1,846,707
				7,684,344
	Food 2.7%
	Ingredion, Inc. 3.20%, due 10/1/26		1,935,000	1,794,900
	Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		2,151,000	2,091,214
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (a)		1,850,000	1,880,280
	Kroger Co. 1.50%, due 9/30/19		2,805,000	2,765,465
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19		3,060,000	3,016,487
	2.00%, due 10/28/21		3,355,000	3,204,880
	Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		4,990,000	4,986,150
	Smithfield Foods, Inc. (a)
	2.70%, due 1/31/20		4,725,000	4,652,157
	3.35%, due 2/1/22		1,805,000	1,744,919
	Sysco Corp.
	3.25%, due 7/15/27		4,145,000	3,894,756
	3.30%, due 7/15/26		1,735,000	1,658,186
	Tyson Foods, Inc. 2.65%, due 8/15/19		1,660,000	1,657,066
				33,346,460
	Food Services 0.2%
	Aramark Services, Inc. 4.75%, due 6/1/26		2,790,000	2,734,200

	Forest Products & Paper 0.6%
	Georgia-Pacific LLC
	5.40%, due 11/1/20 (a)		4,000,000	4,161,824
	8.00%, due 1/15/24		2,180,000	2,604,432
	International Paper Co. 7.30%, due 11/15/39		157,000	199,444
				6,965,700
	Gas 0.5%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		500,000	491,250
	5.625%, due 5/20/24 (d)		2,754,000	2,733,345
	5.75%, due 5/20/27		350,000	343,000
	NiSource, Inc. 3.49%, due 5/15/27		2,600,000	2,465,840
				6,033,435
	Health Care - Products 1.9%
	Abbott Laboratories 3.75%, due 11/30/26		5,181,000	5,166,463
	Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	5,530,790
	Becton Dickinson & Co.
	2.675%, due 12/15/19		4,575,000	4,549,319
	3.363%, due 6/6/24 (d)		2,245,000	2,169,079
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,605,000	3,588,289
	Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,477,326
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,178,434
				23,659,700
	Health Care - Services 0.3%
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		4,100,000	4,099,960

	Home Builders 2.0%
	D.R. Horton, Inc.
	3.75%, due 3/1/19		3,905,000	3,909,888
	4.375%, due 9/15/22		3,350,000	3,395,374
	KB Home 8.00%, due 3/15/20		1,925,000	2,035,880
	Lennar Corp.
	4.50%, due 6/15/19		2,970,000	2,988,562
	4.50%, due 11/15/19		1,300,000	1,309,750
	6.25%, due 12/15/21		1,150,000	1,203,188
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,418,938
	5.625%, due 2/1/20		1,072,000	1,093,440
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,592,562
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19 (d)		4,230,000	4,251,150
				25,198,732
	Housewares 0.1%
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	1,881,600

	Insurance 3.3%
	Jackson National Life Global Funding 2.20%, due 1/30/20 (a)		2,055,000	2,030,199
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23		2,695,000	2,724,978
	7.80%, due 3/7/87		102,000	119,340
	Lincoln National Corp. 4.669% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		7,583,000	7,104,361
	Markel Corp. 5.00%, due 4/5/46		1,820,000	1,861,431
	MassMutual Global Funding II (a)
	2.50%, due 10/17/22		3,670,000	3,537,130
	2.95%, due 1/11/25		2,995,000	2,849,790
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		2,630,000	2,602,092
	Oil Insurance, Ltd. 5.378% (3 Month LIBOR + 2.982%), due 10/29/18 (a)(b)(e)		1,648,000	1,569,952
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,025,000	1,993,175
	Principal Life Global Funding II 2.375%, due 11/21/21 (a)		5,550,000	5,341,807
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,174,966
	Prudential Financial, Inc.
	3.878%, due 3/27/28		760,000	753,423
	4.418%, due 3/27/48		2,385,000	2,344,967
	5.625%, due 6/15/43 (c)		1,245,000	1,297,912
	Voya Financial, Inc. 3.65%, due 6/15/26		410,000	390,602
	XLIT, Ltd. 4.45%, due 3/31/25		1,385,000	1,372,097
				40,068,222
	Internet 2.3%
	Amazon.com, Inc.
	3.875%, due 8/22/37		2,350,000	2,300,768
	5.20%, due 12/3/25		4,210,000	4,623,224
	Booking Holdings, Inc. 3.60%, due 6/1/26		3,935,000	3,817,516
	Expedia Group, Inc.
	3.80%, due 2/15/28		2,245,000	2,069,231
	5.00%, due 2/15/26		315,000	320,872
	Match Group, Inc. 5.00%, due 12/15/27 (a)		1,775,000	1,766,302
	Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)		5,450,000	5,332,630
	VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,732,977
	Zayo Group LLC / Zayo Capital, Inc. 5.75%, due 1/15/27 (a)		3,800,000	3,800,000
				27,763,520
	Iron & Steel 0.9%
	AK Steel Corp. 7.625%, due 10/1/21		2,860,000	2,913,625
	ArcelorMittal 7.00%, due 10/15/39		2,350,000	2,731,528
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,131,080
	Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,046,602
				10,822,835
	Leisure Time 0.3%
	NCL Corp., Ltd. 4.75%, due 12/15/21 (a)		807,000	812,044
	Royal Caribbean Cruises, Ltd. 2.65%, due 11/28/20		2,630,000	2,586,106
				3,398,150
	Lodging 0.8%
	Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,029
	Marriott International, Inc.
	3.75%, due 10/1/25		4,205,000	4,091,209
	4.00%, due 4/15/28		1,035,000	1,013,137
	7.15%, due 12/1/19		1,334,000	1,389,759
	MGM Resorts International
	6.00%, due 3/15/23 (d)		2,300,000	2,377,625
	6.625%, due 12/15/21		475,000	503,500
				9,376,259
	Machinery - Construction & Mining 1.2%
¤	Caterpillar Financial Services Corp.
	2.10%, due 1/10/20		5,790,000	5,727,861
	2.494% (3 Month LIBOR + 0.18%), due 5/15/20 (b)(d)		3,105,000	3,108,495
	2.90%, due 3/15/21		6,385,000	6,339,768
				15,176,124
	Machinery - Diversified 0.6%
	CNH Industrial Capital LLC
	4.375%, due 4/5/22		3,550,000	3,591,890
	4.875%, due 4/1/21 (d)		4,355,000	4,463,105
				8,054,995
	Media 2.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22 (d)		2,770,000	2,816,379
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22 (d)		1,385,000	1,409,238
	Comcast Corp. 5.70%, due 7/1/19		3,000,000	3,061,807
	Sirius XM Radio, Inc. (a)
	3.875%, due 8/1/22		2,545,000	2,503,338
	5.375%, due 7/15/26		3,000,000	2,977,500
	Sky PLC 3.75%, due 9/16/24 (a)		1,105,000	1,102,092
	Time Warner Cable, Inc. 8.25%, due 4/1/19		2,995,000	3,071,553
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	856,494
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (a)		5,335,000	5,328,331
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (a)		2,985,000	2,985,000
	Walt Disney Co. 0.875%, due 7/12/19		980,000	966,358
				27,078,090
	Mining 0.4%
	Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,317,490
	FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)		1,190,000	1,157,275
				4,474,765
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. (a)
	5.00%, due 3/15/22		1,860,000	1,864,650
	5.375%, due 9/15/24		2,100,000	2,079,000
	Siemens Financieringsmaatschappij N.V. (a)
	2.15%, due 5/27/20		1,480,000	1,460,858
	2.70%, due 3/16/22		2,485,000	2,424,664
	Textron Financial Corp. 4.049% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	3,245,700
				11,074,872
	Multi-National 0.5%
	International Bank For Reconstruction & Development 1.375%, due 4/22/19		5,875,000	5,839,392

	Oil & Gas 2.9%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,777,836
	Andeavor
	3.80%, due 4/1/28		405,000	385,124
	5.125%, due 12/15/26		5,755,000	6,020,478
	Chevron Corp. 1.686%, due 2/28/19		2,330,000	2,321,334
	Concho Resources, Inc. 4.30%, due 8/15/28		2,900,000	2,888,253
	Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,500,000	2,781,250
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,467,570
	Petrobras Global Finance B.V. 7.375%, due 1/17/27		7,330,000	7,422,724
	Petroleos Mexicanos 6.75%, due 9/21/47		6,610,000	6,307,196
				35,371,765
	Packaging & Containers 0.8%
	Ball Corp. 5.00%, due 3/15/22		4,240,000	4,378,860
	Sealed Air Corp. 4.875%, due 12/1/22 (a)		1,875,000	1,893,750
	WestRock MWV LLC 7.375%, due 9/1/19		900,000	932,139
	WestRock RKT Co. 4.00%, due 3/1/23		2,230,000	2,232,753
				9,437,502
	Pharmaceuticals 2.2%
	Allergan Funding SCS 3.45%, due 3/15/22		4,165,000	4,137,085
	Bausch Health Cos., Inc. 5.50%, due 11/1/25 (a)		4,590,000	4,590,000
	CVS Health Corp. 2.957% (3 Month LIBOR + 0.63%), due 3/9/20 (b)		3,550,000	3,568,277
	Eli Lilly & Co. 2.35%, due 5/15/22		1,700,000	1,651,042
	Johnson & Johnson 2.25%, due 3/3/22		4,100,000	4,003,038
	Novartis Capital Corp. 1.80%, due 2/14/20		2,850,000	2,809,057
	Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (a)		3,095,000	3,272,962
	Zoetis, Inc.
	2.762% (1 Month LIBOR + 0.44%), due 8/20/21 (b)		1,655,000	1,657,858
	3.25%, due 8/20/21		1,045,000	1,043,767
				26,733,086
	Pipelines 0.7%
	MPLX, L.P.
	4.00%, due 3/15/28		2,500,000	2,404,545
	4.125%, due 3/1/27		1,780,000	1,733,743
	Spectra Energy Partners, L.P.
	3.375%, due 10/15/26		2,100,000	1,977,369
	4.75%, due 3/15/24		818,000	845,326
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	747,188
	5.25%, due 5/1/23		950,000	960,687
				8,668,858
	Private Equity 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		4,445,000	4,525,766

	Real Estate 0.1%
	Realogy Group LLC / Realogy Co-Issuer Corp. (a)
	4.50%, due 4/15/19		250,000	250,625
	5.25%, due 12/1/21		640,000	643,200
				893,825
	Real Estate Investment Trusts 2.0%
	American Tower Corp. 3.00%, due 6/15/23		5,000,000	4,813,650
	Boston Properties, L.P. 3.20%, due 1/15/25		4,800,000	4,592,621
	Crown Castle International Corp. 3.40%, due 2/15/21		1,255,000	1,251,781
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,060,000
	5.875%, due 1/15/26		2,275,000	2,340,406
	ESH Hospitality, Inc. 5.25%, due 5/1/25 (a)		5,145,000	4,977,788
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	321,043
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (a)		925,000	848,688
	5.25%, due 3/15/28 (a)		3,410,000	3,162,775
	6.00%, due 8/15/23		340,000	348,714
				24,717,466
	Retail 1.8%
	Alimentation Couche-Tard, Inc. 2.35%, due 12/13/19 (a)		3,035,000	3,005,638
	AutoZone, Inc. 3.75%, due 6/1/27		2,735,000	2,641,347
	Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	1,961,280
	Dollar General Corp. 3.25%, due 4/15/23		4,115,000	4,017,555
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	2,871,777
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,276,267
	Starbucks Corp. 2.45%, due 6/15/26		2,950,000	2,656,539
	Walmart, Inc. 2.596% (3 Month LIBOR + 0.23%), due 6/23/21 (b)		3,215,000	3,231,132
				22,661,535
	Semiconductors 0.2%
	NXP B.V. / NXP Funding LLC (a)
	4.625%, due 6/15/22		1,755,000	1,770,356
	4.625%, due 6/1/23		1,065,000	1,079,644
				2,850,000
	Software 2.0%
	First Data Corp. (a)
	5.00%, due 1/15/24		2,103,000	2,116,144
	7.00%, due 12/1/23		1,193,000	1,242,211
¤	Microsoft Corp.
	1.10%, due 8/8/19		4,635,000	4,575,572
	1.85%, due 2/6/20		4,520,000	4,465,172
	3.30%, due 2/6/27		2,055,000	2,015,598
	MSCI, Inc. 5.75%, due 8/15/25 (a)		4,005,000	4,185,225
	Oracle Corp.
	2.65%, due 7/15/26		1,920,000	1,782,006
	4.30%, due 7/8/34		935,000	954,807
	PTC, Inc. 6.00%, due 5/15/24 (d)		2,569,000	2,681,394
				24,018,129
	Special Purpose Entity 0.2%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,260,000	3,029,471

	Telecommunications 3.8%
¤	AT&T, Inc.
	2.375%, due 11/27/18		2,435,000	2,434,123
	3.20%, due 3/1/22		4,275,000	4,211,594
	3.514% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		2,890,000	2,903,005
	Cisco Systems, Inc. 1.85%, due 9/20/21		1,060,000	1,022,117
	CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,600,000	1,540,000
	CommScope, Inc. 5.00%, due 6/15/21 (a)		1,563,000	1,564,954
	Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		3,755,000	3,789,433
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26		540,000	526,500
	6.50%, due 6/15/19		900,000	918,000
	Rogers Communications, Inc.
	3.625%, due 12/15/25		6,350,000	6,203,578
	4.30%, due 2/15/48		745,000	717,499
	Sprint Capital Corp. 6.90%, due 5/1/19 (d)		1,043,000	1,059,949
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		1,585,000	1,584,287
	T-Mobile USA, Inc.
	4.50%, due 2/1/26		2,245,000	2,142,561
	6.00%, due 3/1/23		1,200,000	1,233,600
	6.50%, due 1/15/26		1,235,000	1,293,909
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		3,055,000	3,238,300
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (a)		450,000	438,188
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,831,467
	5.462%, due 2/16/21		279,000	291,295
	5.877%, due 7/15/19		3,625,000	3,704,774
	Verizon Communications, Inc.
	3.414% (3 Month LIBOR + 1.1%), due 5/15/25 (b)		2,455,000	2,476,295
	5.15%, due 9/15/23		1,722,000	1,843,313
				46,968,741
	Textiles 0.3%
	Cintas Corp No. 2 2.90%, due 4/1/22		3,805,000	3,711,901

	Transportation 0.5%
	United Parcel Service, Inc. 2.50%, due 4/1/23		5,830,000	5,621,550

	Total Corporate Bonds (Cost $999,910,859)			983,331,959

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	617,722

	Total Foreign Bonds (Cost $651,620)			617,722

	Loan Assignments 13.6% (b)
	Advertising 2.0%
	IQVIA, Inc. 2018 USD Term Loan B 4.136% (3 Month LIBOR + 1.75%), due 6/7/25		$3,840,375	3,838,455
	Las Vegas Sands LLC 2018 Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 3/27/25		5,134,200	5,128,367
	Outfront Media Capital LLC 2017 Term Loan B 4.075% (1 Month LIBOR + 2.00%), due 3/18/24		5,362,500	5,383,569
	Syneos Health, Inc. 2018 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 8/1/24		4,011,019	4,017,705
	USAGM HoldCo LLC
	2015 Term Loan 6.136% (3 Month LIBOR + 3.75%), due 7/28/22		3,046,875	2,988,476
	2015 2nd Lien Term Loan 10.794% (2 Month LIBOR + 8.50%), due 7/28/23		3,125,000	3,078,125
				24,434,697
	Auto Parts & Equipment 0.2%
	TI Group Automotive Systems LLC 2015 USD Term Loan 4.742% (1 Month LIBOR + 2.50%), due 6/30/22		2,174,115	2,177,739

	Building Materials 0.5%
	Builders FirstSource, Inc. 2017 Term Loan B 5.386% (3 Month LIBOR + 3.00%), due 2/29/24		1,964,824	1,965,176
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.992% (1 Month LIBOR + 2.75%), due 11/15/23		4,735,577	4,741,496
				6,706,672
	Chemicals, Plastics & Rubber 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 4.136% (3 Month LIBOR + 1.75%), due 6/1/24		4,353,695	4,360,125

	Commercial Services 0.9%
	Electro Rent Corp. 1st Lien Term Loan 7.19% (2 Month LIBOR + 5.00%), due 1/31/24		2,358,000	2,384,527
	Global Payments Inc. 2018 Term Loan B3 3.992% (1 Month LIBOR + 1.75%), due 4/21/23		1,851,800	1,853,454
	KAR Auction Services, Inc. Term Loan B4 4.688% (3 Month LIBOR + 2.25%), due 3/11/21		1,581,320	1,585,767
	ServiceMaster Co. 2016 Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 11/8/23		1,728,978	1,734,165
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.742% (3 Month LIBOR + 3.50%), due 7/14/23		3,920,791	3,920,791
				11,478,704
	Computers 0.6%
	Dell, Inc. 2017 1st Lien Term Loan 4.25% (1 Month LIBOR + 2.00%), due 9/7/23		4,443,920	4,452,438
	Tempo Acquisition LLC Term Loan 5.242% (1 Month LIBOR + 3.00%), due 5/1/24		3,130,375	3,140,549
				7,592,987
	Diversified/Conglomerate Service 0.3%
	Vantiv LLC 2018 1st Lien Term Loan B4 3.884% (1 Month LIBOR + 1.75%), due 8/9/24		4,034,725	4,039,264

	Environmental Controls 0.3%
	GFL Environmental, Inc. 2018 USD Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 5/30/25		3,504,752	3,506,943

	Food 0.2%
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.22% (1 Month LIBOR + 2.00%), due 5/24/24		2,610,250	2,609,271

	Food - Wholesale 0.6%
	Pinnacle Foods Finance LLC 2018 Term Loan B 3.854% (1 Month LIBOR + 1.75%), due 2/2/24		2,213,570	2,213,570
	U.S. Foods, Inc. 2016 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 6/27/23		5,156,312	5,170,637
				7,384,207
	Gaming 0.1%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 10/13/23		957,219	899,785

	Hand & Machine Tools 0.3%
	Milacron LLC Amended Term Loan B 4.742% (1 Month LIBOR + 2.50%), due 9/28/23		3,256,119	3,250,691

	Health Care - Products 0.5%
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.492% (1 Month LIBOR + 3.25%), due 6/30/25		4,044,531	4,055,366
	Sotera Health Holdings LLC 2017 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 5/15/22		1,905,653	1,907,559
				5,962,925
	Health Care - Services 0.3%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.136% (3 Month LIBOR + 2.75%), due 6/7/23		3,725,072	3,730,891

	Health Services 0.6%
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24		3,248,875	3,245,395
	ExamWorks Group, Inc. 2017 Term Loan 5.492% (1 Month LIBOR + 3.25%), due 7/27/23		4,532,847	4,564,953
				7,810,348
	Holding Company - Diversified 0.3%
	Titan Acquisition, Ltd. 2018 Term Loan B 5.242% (1 Month LIBOR + 3.00%), due 3/28/25		3,631,750	3,514,851

	Household Products & Wares 0.4%
	KIK Custom Products, Inc. 2015 Term Loan B 6.242% (1 Month LIBOR + 4.00%), due 5/15/23		2,439,301	2,425,581
	Prestige Brands, Inc. Term Loan B5 4.242% (1 Month LIBOR + 2.00%), due 1/26/24		2,709,078	2,706,962
				5,132,543
	Internet 0.1%
	Match Group, Inc. 2017 Term Loan B 4.665% (1 Month LIBOR + 2.50%), due 11/16/22		1,859,375	1,870,996

	Leisure Time 0.2%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.24% (1 Month LIBOR + 2.00%), due 5/23/25		3,075,000	3,071,796

	Lodging 0.5%
	Boyd Gaming Corp. Term Loan B3 4.417% (1 Week LIBOR + 2.25%), due 9/15/23		474,016	476,031
	Hilton Worldwide Finance LLC Term Loan B2 3.966% (1 Month LIBOR + 1.75%), due 10/25/23		4,681,891	4,698,535
	MGM Growth Prop. Operating Partnership, L.P. 2016 Term Loan B 4.242% (1 Month LIBOR + 2.00%), due 3/21/25		975,000	975,696
				6,150,262
	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 2018 Term Loan B 4.063% (3 Month LIBOR + 1.75%), due 11/15/21		2,231,485	2,243,480

	Media 0.6%
	Nielsen Finance LLC USD Term Loan B4 4.133% (1 Month LIBOR + 2.00%), due 10/4/23		2,962,500	2,956,945
	Virgin Media Bristol LLC 2017 USD Term Loan 4.658% (1 Month LIBOR + 2.50%), due 1/15/26		4,100,000	4,105,125
				7,062,070
	Miscellaneous - Manufacturing 0.1%
	Gates Global LLC 2017 USD Repriced Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 4/1/24		1,337,263	1,344,785

	Packaging & Containers 0.4%
	Berry Global, Inc. 2018 Term Loan S 3.936% (3 Month LIBOR + 1.75%), due 2/8/20		2,628,323	2,628,323
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 4.992% (1 Month LIBOR + 2.75%), due 2/5/23		1,886,584	1,894,968
				4,523,291
	Real Estate 0.3%
	Realogy Corp. 2018 Term Loan B 4.398% (1 Month LIBOR + 2.25%), due 2/8/25		3,981,750	3,991,705

	Semiconductors 0.2%
	ON Semiconductor Corp. 2018 1st Lien Term Loan B 3.992% (1 Month LIBOR + 1.75%), due 3/31/23		1,886,148	1,887,798

	Software 0.2%
	First Data Corp. 2024 USD Term Loan 4.212% (1 Month LIBOR + 2.00%), due 4/26/24		2,315,868	2,317,097

	Support Services 1.0%
	Advanced Disposal Services, Inc. Term Loan B3 4.413% (1 Week LIBOR + 2.25%), due 11/10/23		5,694,076	5,712,223
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.992% (1 Month LIBOR + 2.75%), due 3/1/24		5,967,479	5,984,886
				11,697,109
	Telecommunications 1.1%
	Level 3 Financing, Inc. 2017 Term Loan B 4.432% (1 Month LIBOR + 2.25%), due 2/22/24		5,875,000	5,888,054
	SBA Senior Finance II LLC 2018 Term Loan B 4.25% (1 Month LIBOR + 2.00%), due 4/11/25		4,266,346	4,269,013
	Sprint Communications, Inc. 1st Lien Term Loan B 4.75% (1 Month LIBOR + 2.50%), due 2/2/24		3,546,000	3,552,206
				13,709,273
	Transportation 0.2%
	XPO Logistics, Inc. 2018 Term Loan B 4.23% (1 Month LIBOR + 2.00%), due 2/24/25		2,477,254	2,488,538

	Total Loan Assignments (Cost $166,645,427)			166,950,843

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Wells Fargo Commercial Mortgage Trust (a)(g)
	Series 2018-1745, Class A 3.874%, due 6/15/36		3,450,000	3,415,932
	Series 2018-AUS, Class A 4.194%, due 7/17/36		4,200,000	4,227,656
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 4.231%, due 7/25/36 (g)		14,891	15,103
	Total Mortgage-Backed Securities (Cost $7,713,155)			7,658,691

	U.S. Government & Federal Agencies 0.7%
	Federal National Mortgage Association 0.5%
	(zero coupon), due 10/9/19		5,700,000	5,542,900

	United States Treasury Notes 0.2%
	2.375%, due 4/15/21		2,635,000	2,603,298
	Total U.S. Government & Federal Agencies (Cost $8,211,395)			8,146,198
	Total Long-Term Bonds (Cost $1,187,403,096)			1,170,966,218

	Shares
Common Stocks 0.0%‡
Software 0.0% ‡
salesforce.com, Inc. (h)	1,267	201,491

Total Common Stocks (Cost $146,797)		201,491

Short-Term Investments 6.4%
Affiliated Investment Company 3.9%
MainStay U.S. Government Liquidity Fund, 1.75% (i)	48,170,331	48,170,331
Total Affiliated Investment Companies (Cost $48,170,331)		48,170,331

	Principal Amount
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 1.05%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $648,195 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 3/31/25, with a Principal Amount of $670,000 and Market Value of $663,423)	$648,138	648,138
Total Repurchase Agreement (Cost $648,138)		648,138

U.S. Governments 2.4%
United States Treasury Bills 2.091%, due 10/18/18 (j)	30,000,000	29,970,817
Total U.S. Governments (Cost $29,970,817)		29,970,817
Total Short-Term Investments (Cost $78,789,286)		78,789,286
Total Investments, Before Investments Sold Short (Cost $1,266,339,179)	102.1%	1,249,956,995

	Principal Amount
Investments Sold Short (1.2%)
Corporate Bonds Sold Short (1.2%)
Internet & Direct Marketing Retail (0.7%)
Netflix, Inc.	(8,495,000)	(7,945,373)

Oil & Gas (0.5%)
Noble Energy, Inc.
4.15%, due 12/15/21	(1,000,000)	(1,012,190)
3.90%, due 11/15/24	(5,655,000)	(5,553,490)
		(6,565,680)
Total Investments Sold Short (Proceeds $14,460,373)		(14,511,053)
Total Investments, Net of Investments Sold Short (Cost $1,251,878,806)	100.9%	1,235,445,942
Other Assets, Less Liabilities	(0.9)	(10,674,461)
Net Assets	100.0%	$1,224,771,481

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for securities Sold Short.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon - Rate shown was the rate in effect as of September 30, 2018.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2018.
(h)	Non-income producing security.
(i)	Current yield as of September 30, 2018.
(j)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of September 30, 2018, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,357,139	EUR	2,853,000	JPMorgan Chase Bank N.A.	11/1/18	$36,904
USD	694,899	GBP	526,000	JPMorgan Chase Bank N.A.	11/1/18	8,399
Total unrealized appreciation						45,303

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,338)	December 2018	$(282,733,222)	$(281,962,596)	$770,626
5-Year United States Treasury Note	(1,900)	December 2018	(215,408,998)	(213,705,469)	1,703,529
10-Year United States Treasury Note	(112)	December 2018	(13,469,335)	(13,303,500)	165,835
10-Year United States Treasury Ultra Note	324	December 2018	41,525,014	40,824,000	(701,014)
Euro-BTP	(47)	December 2018	(6,687,400)	(6,757,871)	(70,471)
Euro Bund	(113)	December 2018	(21,006,653)	(20,833,042)	173,611
United States Treasury Long Bond	(68)	December 2018	(9,828,446)	(9,554,000)	274,446
United States Treasury Ultra Bond	(64)	December 2018	(10,238,033)	(9,874,000)	364,033
			$(517,847,073)	$(515,166,478)	$2,680,595

1.	As of September 30, 2018, cash in the amount of $2,015,456 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

Swap Contracts

As of September 30, 2018, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$100,000,000	USD	8/8/2019	Fixed 2.343%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$9,970	$938,116	$948,086
330,000,000	USD	11/9/2019	Fixed 2.341%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(17,177)	3,587,344	3,570,167
50,000,000	USD	3/16/2023	Fixed 2.334%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	577,785	577,785
50,000,000	USD	3/29/2023	Fixed 2.334%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	653,170	653,170
						$(7,207)	$5,756,415	$5,749,208

1	As of September 30, 2018, cash in the amount of $ 2,015,456 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio 's assets and liabilities:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,256,654	$—	$4,256,654
Convertible Bonds	—	4,151	—	4,151
Corporate Bonds	—	983,331,959	—	983,331,959
Foreign Bonds	—	617,722	—	617,722
Loan Assignments	—	166,950,843	—	166,950,843
Mortgage-Backed Securities	—	7,658,691	—	7,658,691
U.S. Government & Federal Agencies	—	8,146,198	—	8,146,198
Total Long-Term Bonds	—	1,170,966,218	—	1,170,966,218
Common Stocks	201,491	—	—	201,491
Short-Term Investments
Affiliated Investment Company	48,170,331	—	—	48,170,331
Repurchase Agreement	—	648,138	—	648,138
U.S. Governments	—	29,970,817	—	29,970,817
Total Short-Term Investments	48,170,331	30,618,955	—	78,789,286
Total Investments in Securities	48,371,822	1,201,585,173	—	1,249,956,995
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	45,303	—	45,303
Futures Contracts (b)	3,452,080	—	—	3,452,080
Interest Rate Swap Contracts (b)	—	5,749,208	—	5,749,208
Total Other Financial Instruments	3,452,080	5,794,511	—	9,246,591
Total Investments in Securities and Other Financial Instruments	$51,823,902	$1,207,379,684	$—	$1,259,203,586

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(14,511,053)	$—	$(14,511,053)
Total Long-Term Bonds Sold Short	—	(14,511,053)	—	(14,511,053)
Other Financial Instruments
Futures Contracts (b)	(771,485)	—	—	(771,485)
Total Investments in Securities Sold Short and Other Financial Instruments	$(771,485)	$(14,511,053)	$—	$(15,282,538)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2018, a loan assignment with a market value of $2,399,760 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2017, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Long-Term Bonds
Loan Assignments
Commercial Services	$4,274,990	$-	$-	$(9,330)	$-	$(1,865,900)		$-	$(2,399,760)	$-	$-
Iron & Steel	3,921,296	378	4,669	(14,825)	-	(3,911,518	)(a)	-	-	-	-
Total	$8,196,286	$378	$4,669	$(24,155)	$-	$(5,777,418)		$-	$(2,399,760)	$-	$-

(a) Sales include principal reductions.

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 94.2% †
	Commercial Services & Supplies 0.2%
	Covanta Holding Corp.	156,705	$2,546,456

	Diversified Telecommunication Services 8.0%
	Cellnex Telecom S.A. (Spain) (a)	569,161	14,954,462
¤	Com Hem Holding A.B. (Sweden)	1,799,643	29,766,582
	Hellenic Telecommunications Organization S.A. (Greece)	851,679	10,452,063
	Koninklijke KPN N.V. (Netherlands)	3,957,343	10,439,102
	Orange S.A. (France)	740,262	11,804,979
	Telefonica Brasil S.A., ADR (Brazil)	540,178	5,255,932
	Telesites S.A.B. de C.V. (Mexico) (b)	3,770,700	2,945,796
	TELUS Corp. (Canada)	363,445	13,396,521
			99,015,437
	Electric Utilities 34.9%
¤	American Electric Power Co., Inc.	534,840	37,909,459
	Avangrid, Inc.	156,955	7,522,853
	Duke Energy Corp.	358,971	28,724,859
	Edison International	335,414	22,700,819
	Emera, Inc. (Canada)	403,217	12,536,829
	Enel Americas S.A., ADR (Chile)	733,914	5,673,155
	Enel S.p.A. (Italy)	5,247,530	26,880,759
	Entergy Corp.	245,714	19,934,777
	Equatorial Energia S.A. (Brazil)	117,900	1,677,467
	Evergy, Inc.	339,022	18,619,088
	Eversource Energy	103,190	6,339,994
¤	Exelon Corp.	1,511,045	65,972,225
	Iberdrola S.A. (Spain)	3,543,663	26,076,887
¤	NextEra Energy, Inc.	337,148	56,506,005
	PG&E Corp. (b)	485,568	22,340,984
¤	PPL Corp.	1,302,182	38,101,845
	Southern Co.	270,958	11,813,769
	SSE PLC (United Kingdom)	1,431,712	21,385,436
	Xcel Energy, Inc.	57,675	2,722,837
			433,440,047
	Equity Real Estate Investment Trusts 2.2%
	American Tower Corp.	185,541	26,959,107

	Gas Utilities 1.7%
	APA Group (Australia)	773,601	5,580,791
	China Resources Gas Group, Ltd. (China)	3,878,000	15,777,820
			21,358,611
	Independent Power & Renewable Electricity Producers 14.6%
	AES Corp.	915,429	12,816,006
	China Longyuan Power Group Corp., Ltd., Class H (China)	4,946,000	4,157,285
	Clearway Energy, Inc.
	Class A	535,489	10,195,711
	Class C	146,490	2,819,933
¤	EDP Renovaveis S.A. (Spain)	6,464,629	65,600,347
	Engie Brasil Energia S.A. (Brazil)	571,800	5,023,452
	NextEra Energy Partners, L.P.	378,175	18,341,487
¤	NRG Energy, Inc.	844,217	31,573,716
	NTPC, Ltd. (India)	2,711,963	6,283,269
¤	Vistra Energy Corp. (b)	976,813	24,303,107
			181,114,313
	Media 4.4%
	Altice U.S.A., Inc., Class A	999,730	18,135,102
	Comcast Corp., Class A	753,326	26,675,274
	NOS SGPS S.A. (Portugal)	1,704,308	10,210,544
			55,020,920
	Multi-Utilities 8.2%
	CenterPoint Energy, Inc.	776,481	21,469,700
	CMS Energy Corp.	86,972	4,261,628
	Dominion Energy, Inc.	112,444	7,902,564
	E.ON S.E. (Germany)	613,698	6,256,052
	NiSource, Inc.	171,738	4,279,711
	Public Service Enterprise Group, Inc.	412,786	21,790,973
	RWE A.G (Germany)	566,325	13,972,553
¤	Sempra Energy	194,287	22,100,146
			102,033,327
	Oil, Gas & Consumable Fuels 16.5%
	Cheniere Energy, Inc. (b)	348,162	24,193,777
	Enable Midstream Partners, L.P.	300,036	5,052,606
	Enbridge, Inc. (Canada)	728,254	23,499,885
	Energy Transfer Partners, L.P.	392,920	8,746,399
¤	Enterprise Products Partners, L.P.	1,083,559	31,130,650
	EQT GP Holdings, L.P.	57,772	1,203,391
	EQT Midstream Partners, L.P.	355,016	18,737,745
	Kinder Morgan, Inc.	472,911	8,384,712
	Plains All American Pipeline, L.P.	138,545	3,465,011
	Plains GP Holdings, L.P., Class A (b)	307,353	7,539,369
	SemGroup Corp., Class A	158,714	3,499,644
	Targa Resources Corp.	156,498	8,812,402
	TransCanada Corp. (Canada)	649,948	26,296,816
	Western Gas Equity Partners, L.P.	439,937	13,171,714
	Williams Cos., Inc.	765,354	20,809,975
			204,544,096
	Water Utilities 0.6%
	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,333,400	7,788,663

	Wireless Telecommunication Services 2.9%
	Advanced Info Service PCL (Thailand)	1,036,600	6,442,690
	KDDI Corp. (Japan)	247,600	6,840,490
	Millicom International Cellular S.A. (Colombia)	81,293	4,669,541
	Mobile TeleSystems PJSC, Sponsored ADR (Russia)	850,257	7,252,692
	PT XL Axiata Tbk (Indonesia) (b)	24,655,500	4,566,599
	Vodafone Group PLC (United Kingdom)	2,688,975	5,765,414
			35,537,426
	Total Common Stocks (Cost $1,064,018,460)		1,169,358,403

	Convertible Preferred Stocks 4.3%
	Electric Utilities 1.3%
¤	Nextera Energy, Inc. 6.123%	287,410	16,368,000

	Gas Utilities 0.3%
	South Jersey Industries, Inc. 7.25%	65,904	3,678,102

	Independent Power & Renewable Electricity Producers 0.5%
¤	Vistra Energy Corp. 7.00%	60,778	5,913,092

	Multi-Utilities 2.2%
	Centerpoint Energy, Inc. 7.00%	63,810	3,221,767
	Dominion Energy, Inc. 6.75%	267,580	12,656,534
¤	Sempra Energy
	6.00%	62,265	6,278,802
	6.75%	60,371	6,085,095
			28,242,198
	Total Convertible Preferred Stocks (Cost $51,679,379)		54,201,392

	Short-Term Investment 1.9%
	Affiliated Investment Company 1.9%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	23,459,421	23,459,421
	Total Short-Term Investment (Cost $23,459,421)		23,459,421
	Total Investments (Cost $1,139,157,260)	100.4%	1,247,019,216
	Other Assets, Less Liabilities	(0.4)	(5,321,566)
	Net Assets	100.0%	$1,241,697,650

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2018.

Foreign Currency Forward Contracts

As of September 30, 2018, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	118,445	USD	135,570	JPMorgan Chase Bank N.A.	10/17/18	$2,112
USD	5,782,574	EUR	4,918,498	Deutsche Bank AG	10/17/18	65,249
USD	2,830,318	EUR	2,403,000	HSBC Bank USA	10/17/18	37,040
USD	119,683,374	EUR	101,629,761	JPMorgan Chase Bank N.A.	10/17/18	1,547,628
USD	3,951,718	EUR	3,366,000	JPMorgan Chase Bank N.A.	12/18/18	18,420
USD	48,142	GBP	36,490	BNP Paribas S.A.	10/17/18	550
USD	839,957	GBP	637,960	JPMorgan Chase Bank N.A.	10/17/18	7,890
USD	19,064,480	GBP	14,456,971	Merrill Lynch International	10/17/18	208,783
Total unrealized appreciation						1,887,672
EUR	226,360	USD	265,967	BNP Paribas S.A.	10/17/18	(2,843)
EUR	2,017,406	USD	2,359,284	Citibank N.A.	10/17/18	(14,225)
EUR	313,792	USD	369,532	Deutsche Bank AG	10/17/18	(4,776)
EUR	619,974	USD	729,091	Goldman Sachs & Co.	10/17/18	(8,425)
EUR	1,782,044	USD	2,090,879	Royal Bank of Scotland PLC	10/17/18	(19,408)
GBP	2,231,000	USD	2,938,404	Morgan Stanley & Co.	10/17/18	(28,593)
USD	245,875	CAD	323,632	JPMorgan Chase Bank N.A.	10/17/18	(4,771)
USD	49,276,090	CAD	64,741,391	Merrill Lynch International	10/17/18	(864,882)
USD	164,612	CAD	216,160	Royal Bank of Scotland PLC	10/17/18	(2,799)
USD	2,985,069	EUR	2,574,677	Morgan Stanley & Co.	10/17/18	(7,769)
Total unrealized depreciation						(958,491)
Net unrealized appreciation						$929,181

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,169,358,403	$—	$—	$1,169,358,403
Convertible Preferred Stocks	54,201,392	—	—	54,201,392
Short-Term Investment
Affiliated Investment Company	23,459,421	—	—	23,459,421
Total Investments in Securities	1,247,019,216	—	—	1,247,019,216
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	1,887,672	—	1,887,672
Total Investments in Securities and Other Financial Instruments	$1,247,019,216	$1,887,672	$—	$1,248,906,888

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(958,491)	$—	$(958,491)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.0% †
Equity Funds 63.8%
IQ 50 Percent Hedged FTSE International ETF (a)	3,105,367	$65,461,136
IQ Chaikin U.S. Large Cap ETF (a)	1,054,571	27,513,757
IQ Chaikin U.S. Small Cap ETF	615,916	17,405,786
IQ Global Resources ETF (a)(b)	623,607	17,018,235
MainStay Cushing MLP Premier Fund Class I	758,692	9,301,563
MainStay Epoch Capital Growth Fund Class I (a)(b)	907,987	12,230,583
MainStay Epoch Global Choice Fund Class I (a)	1,360,059	29,690,097
MainStay Epoch International Choice Fund Class I (a)	1,454,705	52,471,213
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	1,558,794	46,841,751
MainStay Epoch U.S. Equity Yield Fund Class R6	185,953	3,075,667
MainStay MacKay International Opportunities Fund Class I (a)	6,427,278	56,495,773
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	5,043,702	52,404,061
MainStay MAP Equity Fund Class I (a)	1,068,916	48,977,714
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	987,899	8,401,579
MainStay VP Common Stock Portfolio Initial Class	622	20,460
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,508,406	26,023,270
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,041,348	17,028,092
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,810,819	70,291,284
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,592,971	43,010,990
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,339,878	31,900,122
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,097,694	32,337,635
MainStay VP MacKay Growth Portfolio Initial Class	691,765	25,020,609
MainStay VP MacKay International Equity Portfolio Initial Class	260,089	4,698,853
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	3,278,399	54,516,201
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	70,742	4,063,880
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,356,097	19,407,588
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,072,255	59,391,525
Total Equity Funds (Cost $748,679,185)		834,999,424
Fixed Income Funds 33.2%
IQ Enhanced Core Bond U.S. ETF (a)	718,808	13,319,512
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,304,488	24,967,900
IQ S&P High Yield Low Volatility Bond ETF (a)	192,214	4,674,644
MainStay MacKay High Yield Municipal Bond Fund Class I	1,606,866	20,134,030
MainStay MacKay Short Duration High Yield Fund Class I	2,722,530	26,871,373
MainStay MacKay Short Term Municipal Fund Class I (a)(b)	1,640,325	15,648,703
MainStay MacKay Total Return Bond Fund Class R6	127,173	1,299,706
MainStay VP Bond Portfolio Initial Class (a)	9,548,298	133,935,773
MainStay VP Floating Rate Portfolio Initial Class (a)	3,536,735	32,136,438
MainStay VP Indexed Bond Portfolio Initial Class (a)	9,542,933	93,872,473
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,095,506	15,900,218
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	602,386	6,181,241
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	3,585,637	35,713,506
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,219,806	10,287,223
Total Fixed Income Funds (Cost $439,597,264)		434,942,740
Total Affiliated Investment Companies (Cost $1,188,276,449)		1,269,942,164

Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 1.75% (c)	39,228,728	39,228,728
Total Short-Term Investment (Cost $39,228,728)		39,228,728
Total Investments (Cost $1,227,505,177)	100.0%	1,309,170,892
Other Assets, Less Liabilities	0.0 ‡	152,712
Net Assets	100.0%	$1,309,323,604

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$834,999,424	$—	$—	$834,999,424
Fixed Income Funds	434,942,740	—	—	434,942,740
Short-Term Investment	39,228,728	—	—	39,228,728
Total Investments in Securities	$1,309,170,892	$—	$—	$1,309,170,892

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.8% †
Equity Funds 83.3%
IQ 50 Percent Hedged FTSE International ETF (a)	5,432,672	$114,520,726
IQ Chaikin U.S. Large Cap ETF (a)	2,011,858	52,489,375
IQ Chaikin U.S. Small Cap ETF (a)	1,468,311	41,494,469
IQ Global Resources ETF (a)(b)	1,463,034	39,926,198
MainStay Cushing MLP Premier Fund Class I	1,419,736	17,405,967
MainStay Epoch Capital Growth Fund Class I (a)(b)	1,572,850	21,186,291
MainStay Epoch Global Choice Fund Class I (a)	2,425,732	52,953,728
MainStay Epoch International Choice Fund Class I (a)	3,553,988	128,192,362
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	4,234,778	127,255,069
MainStay Epoch U.S. Equity Yield Fund Class R6	292,762	4,842,282
MainStay MacKay International Opportunities Fund Class I (a)	15,174,493	133,383,794
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	9,312,435	96,756,195
MainStay MAP Equity Fund Class I (a)	2,079,419	95,278,963
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class (a)	644,003	5,476,914
MainStay VP Common Stock Portfolio Initial Class (a)	1,039,939	34,198,995
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	5,458,881	56,632,758
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,131,619	67,560,125
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	16,340,947	147,055,793
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	6,511,401	108,008,073
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	7,268,927	99,099,023
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,782,091	52,499,726
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,553,121	56,175,207
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,214,737	21,945,839
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	8,731,867	145,201,417
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	88,610	5,090,334
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	3,395,270	48,590,904
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	9,219,558	134,462,000
Total Equity Funds (Cost $1,725,204,577)		1,907,682,527
Fixed Income Funds 13.5%
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,091,145	20,884,515
IQ S&P High Yield Low Volatility Bond ETF	83,951	2,041,688
MainStay MacKay High Yield Municipal Bond Fund Class I	2,798,209	35,061,556
MainStay MacKay Short Duration High Yield Fund Class I (a)	4,545,396	44,863,059
MainStay MacKay Short Term Municipal Fund Class I (a)(b)	2,871,625	27,395,306
MainStay MacKay Total Return Bond Fund Class R6	57,677	589,462
MainStay VP Bond Portfolio Initial Class (a)	1,485,766	20,841,112
MainStay VP Floating Rate Portfolio Initial Class (a)	4,953,676	45,011,426
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,887,594	27,396,607
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	228,204	2,341,660
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	6,311,009	62,858,641
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,323,718	19,597,059
Total Fixed Income Funds (Cost $306,645,237)		308,882,091
Total Affiliated Investment Companies (Cost $2,031,849,814)		2,216,564,618

Short-Term Investment 3.3%
Affiliated Investment Company 3.3%
MainStay U.S. Government Liquidity Fund, 1.75% (a)(c)	74,389,642	74,389,642
Total Short-Term Investment (Cost $74,389,642)		74,389,642
Total Investments (Cost $2,106,239,456)	100.1%	2,290,954,260
Other Assets, Less Liabilities	(0.1)	(1,226,238)
Net Assets	100.0%	$2,289,728,022

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of September 30, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$1,907,682,527	$—	$—	$1,907,682,527
Fixed Income Funds	308,882,091	—	—	308,882,091
Short-Term Investment	74,389,642	—	—	74,389,642
Total Investments in Securities	$2,290,954,260	$—	$—	$2,290,954,260

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 137.7% †
	Asset-Backed Securities 5.9%
	Other Asset-Backed Securities 5.9%
	Atrium CDO Corp. Series 2012-A, Class AR 3.192% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		$300,000	$298,857
	Bayview Opportunity Master Fund Trust Series 2018-RN4, Class A1 3.623%, due 3/28/33 (a)(c)		167,838	166,995
	Black Diamond CLO, Ltd. Series 2015-1A, Class A1R 0.65% (3 Month LIBOR + 0.65%), due 10/3/29 (a)(b)	EUR	260,000	299,353
	Catamaran CLO, Ltd. Series 2013-1A, Class AR 3.216% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,180,000	1,176,290
	CIFC Funding, Ltd. Series 2015-2A, Class AR 3.128% (3 Month LIBOR + 0.78%), due 4/15/27 (a)(b)		1,460,000	1,454,259
	Colony American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (a)		93,950	91,659
	Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 3.279% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		300,000	299,813
	Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 3.038% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		532,375	530,705
	Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 3.19% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		1,450,000	1,445,359
	Jubilee CDO B.V. Series 2015-16A, Class A1R 0.481% (3 Month LIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	1,915,350
	KVK CLO, Ltd. Series 2013-1A, Class AR 3.248% (3 Month LIBOR + 0.90%), due 1/15/28 (a)(b)		$1,660,000	1,657,219
	Marathon CLO V, Ltd. Series 2013-5A, Class A1R 3.201% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		1,660,000	1,655,057
	Navient Student Loan Trust Series 2016-7A, Class A 3.215% (1 Month LIBOR + 1.15%), due 3/25/66 (a)(b)		464,504	472,102
¤	OCP CLO, Ltd. (a)(b)
	Series 2015-9A, Class A1R 3.148% (3 Month LIBOR + 0.80%), due 7/15/27		300,000	298,940
	Series 2015-10A, Class A1R 3.182% (3 Month LIBOR + 0.82%), due 10/26/27		1,660,000	1,654,376
	RASC Trust (b)
	Series 2006-KS6, Class A4 2.315% (1 Month LIBOR + 0.25%), due 8/25/36		480,859	476,300
	Series 2005-KS8, Class M4 2.95% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	603,908
	SLM Student Loan Trust
	Series 2004-2, Class A5 (zero coupon) (3 Month EURIBOR + 0.18%), due 1/25/24 (b)	EUR	247,086	286,370
	Series 2003-5, Class A5, Series Reg S (zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24 (b)		63,610	73,520
	Series 2013-B, Class A2A 1.85%, due 6/17/30 (a)		$189,297	188,175
	Series 2004-3A, Class A6B 2.91% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)		500,000	499,702
	Series 2011-B, Class A3 4.313% (1 Month LIBOR + 2.25%), due 6/16/42 (a)(b)		190,000	194,718
	Social Professional Loan Program LLC Series 2017-F, Class A1FX 2.05%, due 1/25/41 (a)		480,396	475,790
	Sound Point CLO VIII, Ltd. Series 2015-1A, Class AR 3.208% (3 Month LIBOR + 0.86%), due 4/15/27 (a)(b)		800,000	798,091
	Venture XX CLO, Ltd. Series 2015-20A, Class AR 3.168% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		970,000	967,358
	Venture XXI CLO, Ltd. Series 2015-21A, Class AR 3.228% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		400,000	399,158
	Voya CLO, Ltd. Series 2014-3A, Class A1R 3.08% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		700,000	697,550
	Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 3.298% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		570,000	568,617
	Total Asset-Backed Securities (Cost $19,676,980)			19,645,591

	Corporate Bonds 8.9%
	Agriculture 0.2%
	BAT Capital Corp. 2.909% (3 Month LIBOR + 0.59%), due 8/14/20 (a)(b)		500,000	501,770

	Banks 2.9%
	Bank of America Corp. 5.875%, due 3/15/28 (d)(e)		190,000	187,625
	Cooperatieve Rabobank U.A. Series Reg S 5.50% (EUR 5 Year Interest Swap Rate + 5.25%), due 6/29/20 (b)(d)	EUR	200,000	244,424
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		$300,000	298,562
	Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,391,208
	Goldman Sachs Group, Inc. 3.534% (3 Month LIBOR + 1.20%), due 9/15/20 (b)		1,300,000	1,320,427
	ING Bank N.V. 2.625%, due 12/5/22 (a)		400,000	388,525
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (a)		400,000	414,024
	Lloyds Banking Group PLC (b)
	3.153% (3 Month LIBOR + 0.80%), due 6/21/21		400,000	401,567
	Series Reg S 6.375% (EUR 5 Year Interest Swap Rate + 5.29%), due 6/27/20 (d)	EUR	200,000	245,562
	Series Reg S 7.00% (GBP 5 Year Interest Swap Rate + 5.06%), due 6/27/19 (d)	GBP	400,000	529,292
	Macquarie Bank, Ltd. 2.687% (3 Month LIBOR + 0.35%), due 4/4/19 (a)(b)		$600,000	600,389
	Nykredit Realkredit A/S Series Reg S 2.50%, due 10/1/47	DKK	15,207	2,468
	Realkredit Danmark A/S 2.50%, due 7/1/47		85,254	13,834
	Royal Bank of Scotland Group PLC
	3.923% (3 Month LIBOR + 1.55%), due 6/25/24 (b)		$300,000	301,916
	4.519%, due 6/25/24 (e)		200,000	199,432
	State Bank of India Series Reg S 3.287% (3 Month LIBOR + 0.95%), due 4/6/20 (b)		700,000	701,679
	Toronto-Dominion Bank 2.25%, due 3/15/21 (a)		600,000	585,911
	UBS A.G. (a)(b)
	2.637% (3 Month LIBOR + 0.32%), due 12/7/18		800,000	800,227
	2.907% (3 Month LIBOR + 0.58%), due 6/8/20		800,000	803,206
				9,430,278
	Beverages 0.9%
	Keurig Dr. Pepper, Inc. (a)
	3.551%, due 5/25/21		1,000,000	998,186
	4.057%, due 5/25/23 (f)		100,000	100,174
	Pernod-Ricard S.A. 5.75%, due 4/7/21 (a)		1,600,000	1,683,591
				2,781,951
	Computers 0.3%
	EMC Corp. 2.65%, due 6/1/20		1,100,000	1,079,986

	Diversified Financial Services 0.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	101,907
	Ally Financial, Inc. 4.125%, due 3/30/20		400,000	401,500
	BRFkredit A/S 2.50%, due 10/1/47	DKK	51,412	8,345
	International Lease Finance Corp. 6.25%, due 5/15/19		$100,000	101,945
	National Rural Utilities Cooperative Finance Corp. 2.771% (3 Month LIBOR + 0.375%), due 6/30/21 (b)		200,000	200,418
	Navient Corp. 5.50%, due 1/15/19		300,000	301,500
	Nordea Kredit Realkreditaktieselskab 2.50%, due 10/1/47	DKK	16,890	2,742
				1,118,357
	Electric 1.1%
	Chugoku Electric Power Co., Inc. Series Reg S 2.701%, due 3/16/20		$500,000	494,728
	Consolidated Edison Co. of New York, Inc. 2.773% (3 Month LIBOR + 0.40%), due 6/25/21 (b)		100,000	100,530
	Dominion Energy, Inc. 2.914% (3 Month LIBOR + 0.60%), due 5/15/20 (a)(b)		800,000	800,336
	Duke Energy Corp. 2.819% (3 Month LIBOR + 0.50%), due 5/14/21 (a)(b)(f)		900,000	902,359
	NextEra Energy Capital Holdings, Inc. (b)
	2.636% (3 Month LIBOR + 0.315%), due 9/3/19		560,000	560,952
	2.711% (3 Month LIBOR + 0.40%), due 8/21/20		600,000	600,412
	Southern Power Co. 2.888% (3 Month LIBOR + 0.55%), due 12/20/20 (a)(b)		300,000	300,064
				3,759,381
	Gas 0.0% ‡
	Sempra Energy 2.784% (3 Month LIBOR + 0.45%), due 3/15/21 (b)		100,000	99,902

	Home Builders 0.3%
	D.R. Horton, Inc. 4.00%, due 2/15/20		900,000	905,433

	Machinery - Diversified 0.3%
	John Deere Capital Corp. 2.656% (3 Month LIBOR + 0.29%), due 6/22/20 (b)		1,100,000	1,102,071

	Miscellaneous - Manufacturing 0.2%
	Textron, Inc. 2.891% (3 Month LIBOR + 0.55%), due 11/10/20 (b)		580,000	579,462

	Oil & Gas 0.4%
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 4.625%, due 10/15/18	EUR	120,000	139,503
	Petrobras Global Finance B.V.
	5.999%, due 1/27/28		$706,000	651,285
	6.125%, due 1/17/22		204,000	210,600
	6.625%, due 1/16/34	GBP	100,000	126,553
	8.375%, due 12/10/18		$100,000	100,875
				1,228,816
	Pipelines 0.7%
	Enbridge, Inc. (b)
	2.731% (3 Month LIBOR + 0.40%), due 1/10/20		600,000	599,957
	3.034% (3 Month LIBOR + 0.70%), due 6/15/20		800,000	802,920
	Florida Gas Transmission Co LLC 5.45%, due 7/15/20 (a)(f)		700,000	722,387
	Spectra Energy Partners, L.P. 3.016% (3 Month LIBOR + 0.70%), due 6/5/20 (b)		100,000	100,449
				2,225,713
	Real Estate Investment Trusts 0.2%
	Unibail-Rodamco SE Series Reg S 3.109% (3 Month LIBOR + 0.77%), due 4/16/19 (b)		700,000	701,630

	Savings & Loans 0.0% ‡
	Nationwide Building Society Series Reg S 6.875% (GBP 5 Year Interest Swap Rate + 4.88%), due 6/20/19 (b)(d)	GBP	100,000	132,825

	Semiconductors 0.5%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, due 1/15/20		$1,500,000	1,482,401

	Telecommunications 0.5%
	AT&T, Inc.
	3.071% (3 Month LIBOR + 0.75%), due 6/1/21 (b)		500,000	504,485
	3.289% (3 Month LIBOR + 0.95%), due 7/15/21 (b)		800,000	809,482
	5.15%, due 2/15/50 (a)		300,000	284,524
	5.30%, due 8/15/58 (a)		100,000	95,448
				1,693,939
	Utilities 0.1%
	Dominion Energy Gas Holdings LLC 2.934% (3 Month LIBOR + 0.60%), due 6/15/21 (b)		400,000	399,791
	Total Corporate Bonds (Cost $29,394,966)			29,223,706

	Foreign Government Bonds 5.5%
	Argentina 0.4%
	Argentina Bocon 30.131% (BADLARPP Index + 0.00%), due 10/4/22 (b)	ARS	100,000	4,251
	Argentina Bonar Bonds 37.717% (BADLARPP Index + 2.00%), due 4/3/22 (b)		2,684,000	68,189
	Argentina POM Politica Monetaria 43.077%, due 6/21/20 (g)		13,583,000	396,404
	Argentine Republic Government International Bond
	5.875%, due 1/11/28		$310,000	245,365
	6.875%, due 1/26/27		760,000	646,000
				1,360,209
	Australia 0.7%
¤	Australia Government Bond
	Series Reg S 1.25%, due 2/21/22	AUD	980,000	823,790
	Series Reg S 3.00%, due 9/20/25		1,450,000	1,472,679
				2,296,469
	Canada 0.3%
	Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	917,340	914,137

	Cyprus 0.2%
	Cyprus Government International Bond
	Series Reg S 2.75%, due 6/27/24	EUR	50,000	63,022
	Series Reg S 3.75%, due 7/26/23		140,000	183,629
	Series Reg S 3.875%, due 5/6/22		110,000	142,151
	Series Reg S 4.25%, due 11/4/25		110,000	150,053
				538,855
	France 1.4%
¤	France Government Bond OAT Series Reg S 1.85%, due 7/25/27		1,853,796	2,691,342
¤	French Republic Government Bond OAT
	Series Reg S 0.10%, due 3/1/25		1,082,487	1,346,341
	Series Reg S 0.25%, due 7/25/24		503,313	637,369
				4,675,052
	Italy 0.2%
	Italy Buoni Poliennali Del Tesoro Series Reg S 2.35%, due 9/15/19		685,596	821,317

	New Zealand 0.7%
¤	New Zealand Government Inflation Linked Bond
	Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,348,630
	Series Reg S 2.50%, due 9/20/35		800,000	622,066
	Series Reg S 3.00%, due 9/20/30		500,000	412,525
				2,383,221
	Nigeria 0.1%
	Nigeria Government International Bond 15.699%, due 11/22/18	NGN	109,100,000	293,146

	Peru 0.2%
	Peru Government Bond Series Reg S 6.15%, due 8/12/32 (a)	PEN	2,600,000	801,088

	Qatar 0.2%
	Qatar Government International Bond (a)
	3.875%, due 4/23/23		$300,000	302,100
	5.103%, due 4/23/48		200,000	208,000
				510,100
	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	608,383

	United Kingdom 0.9%
	United Kingdom Gilt Series Reg S 4.25%, due 12/7/27	GBP	300,000	485,264
¤	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/26		274,884	412,019
	Series Reg S 0.125%, due 3/22/46		166,093	333,737
	Series Reg S 0.125%, due 8/10/48		112,762	235,276
	Series Reg S 0.125%, due 11/22/56		60,617	144,085
	Series Reg S 0.125%, due 11/22/65		129,797	360,054
	Series Reg S 0.75%, due 11/22/47		149,144	352,258
	1.875%, due 11/22/22		315,036	482,841
				2,805,534
	Total Foreign Government Bonds (Cost $19,232,969)			18,007,511

	Mortgage-Backed Securities 3.4%
	Agency (Collateralized Mortgage Obligations) 0.4%
	Federal Home Loan Mortgage Corporation Remics (Collateralized Mortgage Obligations) Series 4779, Class WF 2.442% (1 Month LIBOR + 0.35%), due 7/15/44 (b)		$554,155	552,426
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 2.608% (1 Month LIBOR + 0.45%), due 9/15/42 (b)		656,386	658,394
				1,210,820
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	CGGS Commercial Mortgage Trust Series 2018-WSS, Class A 3.059% (1 Month LIBOR + 0.90%), due 2/15/37 (a)(b)		1,000,000	1,000,939

	Whole Loan (Collateralized Mortgage Obligations) 2.7%
	Banc of America Funding Corp. Series 2015-R2, Class 10A2 3.835%, due 6/29/37 (a)		335,429	320,320
	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (a)(g)		1,267,856	1,297,022
	Countrywide Alternative Loan Trust Series 2007-1T1, Class 1A1 6.00%, due 3/25/37		881,224	645,406
	Eurosail-UK PLC (b)
	Series 2007-3A, Class A3C 1.578% (3 Month LIBOR + 0.95%), due 6/13/45 (a)	GBP	60,940	78,700
	Series 2007-3X, Class A3C, Reg S 1.75% (3 Month LIBOR + 0.95%), due 6/13/45		60,941	78,700
	Series 2007-3X, Class A3A, Reg S 1.75% (3 Month LIBOR + 0.95%), due 6/13/45		228,555	296,577
	IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 1A1A 2.345% (1 Month LIBOR + 0.28%), due 7/25/35 (b)		$1,340,001	1,210,323
	Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 4.085%, due 7/25/35 (h)		296,735	241,139
	Onslow Bay Financial LLC Series 2018-1, Class A2 2.715% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)		142,235	142,294
¤	Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.993% (3 Month LIBOR + 0.24%), due 1/15/39 (b)	GBP	2,203,823	2,751,762
	Residential Asset Securitization Trust Series 2006-A10, Class A5 6.50%, due 9/25/36		$289,409	206,680
	Trinity Square PLC Series 2015-1A, Class A 1.903% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)	GBP	751,533	986,415
	Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1, Class A2A 2.376% (1 Month LIBOR + 0.16%), due 2/25/37 (b)		$835,683	661,386
				8,916,724
	Total Mortgage-Backed Securities (Cost $11,427,949)			11,128,483

	Municipal Bonds 0.0%‡
	South Carolina 0.0% ‡
	South Carolina Student Loan Corp. Series A-3 2.461% (3 Month LIBOR + 0.14%), due 12/1/23 (b)		23,538	23,538
	Total Municipal Bonds (Cost $23,517)			23,538

	U.S. Government & Federal Agencies 114.0%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.4%
	2.947% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43 (b)(i)		356,147	354,267
	3.00%, due 4/29/47 TBA (j)		3,300,000	3,154,223
	3.50%, due 1/29/48 TBA (j)		30,000,000	29,520,867
	3.50%, due 3/1/48		220,000	216,620
	4.00%, due 3/29/48 TBA (j)		13,000,000	13,109,687
	4.162% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (b)(i)		463,161	489,794
	4.279% (11th District Cost of Funds Index + 1.926%), due 12/1/36 (b)(i)		397,769	414,943
				47,260,401
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	Series 2017-H10, Class FB 3.247%, due 4/20/67 (b)		382,672	393,036

	United States Treasury Notes 0.4%
	2.25%, due 11/15/24		300,000	287,496
	2.50%, due 5/15/24 (i)		1,100,000	1,072,801
				1,360,297
¤	United States Treasury Inflation - Indexed Bond 42.8% (i)
	0.375%, due 7/15/25		7,682,041	7,435,576
	0.625%, due 4/15/23		2,587,103	2,553,517
	0.625%, due 2/15/43		1,468,774	1,334,423
	0.75%, due 2/15/42		3,825,342	3,589,446
	0.75%, due 2/15/45		2,889,459	2,685,278
	0.875%, due 2/15/47		10,474,151	10,014,543
	1.00%, due 2/15/46		4,647,757	4,586,513
	1.00%, due 2/15/48		10,973,484	10,836,173
	1.375%, due 2/15/44		14,521,725	15,555,263
	1.75%, due 1/15/28		16,389,400	17,539,645
	2.00%, due 1/15/26		10,967,582	11,796,272
	2.125%, due 2/15/40		2,856,553	3,450,701
	2.125%, due 2/15/41		1,622,572	1,973,643
	2.375%, due 1/15/25		20,215,440	22,023,242
	2.375%, due 1/15/27		974,711	1,085,720
	2.50%, due 1/15/29		13,451,290	15,454,971
	3.375%, due 4/15/32		1,529,071	1,985,184
	3.625%, due 4/15/28		1,801,152	2,234,507
	3.875%, due 4/15/29		3,565,618	4,589,388
				140,724,005
¤	United States Treasury Inflation - Indexed Notes 56.3%
	0.125%, due 4/15/19 (i)		12,249,717	12,171,721
	0.125%, due 4/15/20 (i)		27,185,383	26,830,344
	0.125%, due 4/15/21 (i)		29,054,702	28,454,314
	0.125%, due 1/15/22 (i)		6,313,091	6,156,775
	0.125%, due 4/15/22 (i)		2,579,176	2,505,764
	0.125%, due 7/15/22 (i)		6,325,246	6,171,934
	0.125%, due 1/15/23 (i)		6,957,850	6,735,663
	0.125%, due 7/15/24 (i)		12,299,637	11,814,839
	0.125%, due 7/15/26 (i)		2,975,264	2,804,690
	0.25%, due 1/15/25 (i)		14,026,317	13,457,749
	0.375%, due 7/15/23 (i)		9,109,187	8,930,399
	0.375%, due 1/15/27 (i)		427,733	408,301
	0.50%, due 1/15/28		12,129,029	11,638,340
	0.625%, due 7/15/21 (i)		670,872	669,086
	0.625%, due 1/15/24 (i)		10,342,463	10,203,416
	0.625%, due 1/15/26 (i)		20,194,586	19,756,510
	1.25%, due 7/15/20 (i)		1,271,094	1,285,607
	1.375%, due 1/15/20 (i)		4,661,440	4,694,519
	1.875%, due 7/15/19 (i)		10,622,250	10,751,432
				185,441,403
	Total U.S. Government & Federal Agencies (Cost $379,310,583)			375,179,142
	Total Long-Term Bonds (Cost $459,066,964)			453,207,971

	Short-Term Investments 41.8%
	Affiliated Investment Company 0.2%
	MainStay U.S. Government Liquidity Fund, 1.75% (k)		683,649	683,649
	Total Affiliated Investment Companies (Cost $683,649)			683,649
	Foreign Government Bonds 4.9%
	Argentina Treasury Bills
	(zero coupon), due 10/12/18	ARS$	320,000	105,801
	(zero coupon), due 10/26/18		$100,000	99,794
	(zero coupon), due 11/16/18		269,000	267,982
	(zero coupon), due 12/28/18	ARS	820,000	19,909
	Brazil Letras do Tesouro Nacional (zero coupon), due 1/1/19	BRL	39,946,000	9,734,725
	Hellenic Republic Treasury Bills (zero coupon), due 10/5/18	EUR	280,000	325,088
	Japan Treasury Discount Bills (zero coupon), due 10/29/18	JPY	600,000,000	5,281,278
	Nigeria Treasury Bills (zero coupon), due 11/29/18	NGN	95,200,000	256,071
	Total Foreign Government Bonds (Cost $17,146,416)			16,090,648

	Repurchase Agreements 34.6%
	BNP Paribas Securities Corp. 2.30%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $35,006,708 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $38,042,600 and a Market Value of $35,657,507)		35,000,000	35,000,000
	Credit Agricole Corp. 2.34%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $8,801,716 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 5/15/24, with a Principal Amount of $9,106,000 and a Market Value of $8,882,796)		8,800,000	8,800,000
	Merrill Lynch Pierce Fenner & Smith 2.28%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $35,006,650 (Collateralized by a United States Treasury Bond with a rate of 3.38% and a maturity date of 5/15/44, with a Principal Amount of $34,523,000 and a Market Value of $35,605,890)		35,000,000	35,000,000
	Societe Generale S.A. 2.20%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $35,006,417 (Collateralized by a United States Treasury Bond with a rate of 3.38% and a maturity date of 5/15/44, with a Principal Amount of $34,523,000 and a Market Value of $35,605,890)		35,000,000	35,000,000
	Total Repurchase Agreements (Cost $113,800,000)			113,800,000
	Short Term Instruments 2.1%
	Bank of Montreal
	1.684%, due 10/4/18	CAD	100,000	77,410
	1.71%, due 10/17/18		100,000	77,362
	1.715%, due 10/1/18		500,000	387,102
	Bank of Nova Scotia
	1.701%, due 10/9/18		400,000	309,566
	1.705%, due 10/10/18		700,000	541,715
	1.719%, due 10/1/18		100,000	77,420
	Canadian Imperial Bank of Commerce 1.71%, due 10/4/18		500,000	387,047
	Enterprise Products Operating LLC 2.408%, due 10/17/18 (a)		$2,400,000	2,397,472
	HSBC Bank Canada.
	1.736%, due 10/19/18	CAD	100,000	77,354
	1.746%, due 10/4/18		300,000	232,228
	1.746%, due 10/15/18		700,000	541,580
	1.749%, due 10/4/18		400,000	309,637
	Royal Bank of Canada
	1.684%, due 10/22/18		100,000	77,346
	1.694%, due 10/25/18		100,000	77,334
	1.697%, due 10/9/18		700,000	541,741
	1.705%, due 10/4/18		700,000	541,867
	1.714%, due 10/18/18		100,000	77,359
	Toronto Dominion Bank
	1.676%, due 10/24/18		100,000	77,339
	1.678%, due 10/22/18		200,000	154,691
	1.69%, due 10/12/18		200,000	154,762
	Total Short Term Instruments (Cost $7,057,781)			7,118,332
	Total Short-Term Investments (Cost $138,687,846)			137,692,629
	Total Investments (Cost $597,754,810)		179.5%	590,900,600
	Other Assets, Less Liabilities		(79.5)	(261,749,774)
	Net Assets		100.0%	$329,150,826

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2018.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2018.
(f)	Illiquid security - As of September 30, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,724,920, which represented 0.5% of the Portfolio's net assets.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2018.
(i)	Delayed delivery security.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2018, the total net market value of these securities was $45,784,777, which represented 13.9% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Current yield as of September 30, 2018.

Foreign Currency Forward Contracts

As of September 30, 2018, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	858,945	USD	211,360	JPMorgan Chase Bank N.A.	10/2/18	$1,327
MXN	3,903,781	USD	207,225	JPMorgan Chase Bank N.A.	10/26/18	598
RUB	28,102,770	USD	422,914	Bank of America, N.A.	12/14/18	2,925
RUB	13,763,865	USD	204,101	JPMorgan Chase Bank N.A.	10/15/18	5,711
USD	4,084,268	AUD	5,627,000	Bank of America, N.A.	11/2/18	15,988
USD	214,527	BRL	858,945	Bank of America, N.A.	10/2/18	1,841
USD	10,620,983	BRL	39,946,000	JPMorgan Chase Bank N.A.	1/3/19	804,243
USD	77,515	CAD	100,000	JPMorgan Chase Bank N.A.	10/19/18	63
USD	768,091	CNH	5,237,161	JPMorgan Chase Bank N.A.	12/19/18	9,295
USD	10,219,142	EUR	8,739,000	Bank of America, N.A.	10/2/18	72,722
USD	348,974	EUR	280,000	Bank of America, N.A.	10/5/18	23,803
USD	10,012,455	EUR	8,592,000	Bank of America, N.A.	11/2/18	12,566
USD	9,858,217	GBP	7,473,000	JPMorgan Chase Bank N.A.	11/2/18	104,530
USD	5,441,560	JPY	600,000,000	Bank of America, N.A.	10/29/18	150,498
USD	1,804,912	JPY	203,700,000	JPMorgan Chase Bank N.A.	10/2/18	12,094
USD	893,252	PEN	2,932,992	JPMorgan Chase Bank N.A.	10/24/18	6,232
USD	331,029	SGD	451,458	Credit Suisse International	12/19/18	230
USD	433,293	TRY	2,268,731	Bank of America, N.A.	10/19/18	61,689
Total unrealized appreciation						1,286,355
ARS	11,476,720	USD	283,866	Bank of America, N.A.	10/9/18	$(8,547)
AUD	5,627,000	USD	4,083,527	Bank of America, N.A.	10/2/18	(16,050)
BRL	858,945	USD	214,527	Bank of America, N.A.	10/2/18	(1,841)
COP	2,310,140,000	USD	800,728	Credit Suisse International	10/24/18	(20,875)
EUR	147,000	USD	172,967	Bank of America, N.A.	10/2/18	(2,293)
GBP	566,000	USD	737,799	Bank of America, N.A.	10/2/18	(75)
GBP	454,000	USD	593,614	Bank of America, N.A.	11/2/18	(1,058)
GBP	9,580,000	USD	12,619,863	JPMorgan Chase Bank N.A.	10/2/18	(133,289)
GBP	677,000	USD	884,784	JPMorgan Chase Bank N.A.	11/2/18	(1,170)
IDR	6,681,018,400	USD	444,099	Bank of America, N.A	12/19/18	(170)
INR	32,486,746	USD	452,210	JPMorgan Chase Bank N.A.	12/19/18	(8,307)
JPY	203,700,000	USD	1,836,780	JPMorgan Chase Bank N.A.	10/2/18	(43,962)
JPY	203,700,000	USD	1,808,986	JPMorgan Chase Bank N.A.	11/2/18	(12,154)
TRY	2,073,000	USD	422,125	Bank of America, N.A.	10/19/18	(82,580)
USD	3,350,094	AUD	4,638,000	JPMorgan Chase Bank N.A.	10/2/18	(2,484)
USD	711,932	AUD	989,000	Bank of America, N.A.	10/2/18	(2,967)
USD	208,373	BRL	858,945	Bank of America, N.A.	10/2/18	(4,313)
USD	210,759	BRL	858,945	JPMorgan Chase Bank N.A.	11/5/18	(1,429)
USD	76,010	CAD	100,000	Bank of America, N.A.	10/4/18	(1,416)
USD	532,127	CAD	700,000	Bank of America, N.A.	10/9/18	(9,916)
USD	153,716	CAD	200,000	Bank of America, N.A.	10/12/18	(1,164)
USD	538,009	CAD	700,000	Bank of America, N.A.	10/15/18	(4,105)
USD	456,359	CAD	600,000	JPMorgan Chase Bank N.A.	10/1/18	(8,163)
USD	2,094,121	CAD	2,734,000	JPMorgan Chase Bank N.A.	10/2/18	(22,601)
USD	1,444,305	CAD	1,900,000	JPMorgan Chase Bank N.A.	10/4/18	(26,785)
USD	307,882	CAD	400,000	JPMorgan Chase Bank N.A.	10/9/18	(1,857)
USD	538,864	CAD	700,000	JPMorgan Chase Bank N.A.	10/10/18	(3,191)
USD	77,062	CAD	100,000	JPMorgan Chase Bank N.A.	10/17/18	(386)
USD	77,064	CAD	100,000	JPMorgan Chase Bank N.A.	10/18/18	(386)
USD	232,088	CAD	300,000	JPMorgan Chase Bank N.A.	10/22/18	(281)
USD	77,312	CAD	100,000	JPMorgan Chase Bank N.A.	10/24/18	(148)
USD	77,313	CAD	100,000	JPMorgan Chase Bank N.A.	10/25/18	(148)
USD	12,487,418	GBP	9,692,000	JPMorgan Chase Bank N.A.	10/2/18	(145,138)
USD	648,076	KRW	719,591,080	JPMorgan Chase Bank N.A.	12/19/18	(1,881)
USD	272,750	NGN	102,780,383	JPMorgan Chase Bank N.A.	11/23/18	(4,335)
USD	238,000	NGN	89,369,000	JPMorgan Chase Bank N.A.	11/29/18	(2,376)
USD	2,214,274	NZD	3,350,000	JPMorgan Chase Bank N.A.	10/2/18	(6,273)
USD	329,992	TWD	10,040,675	JPMorgan Chase Bank N.A.	12/19/18	(653)
Total unrealized depreciation						(584,767)
Net unrealized appreciation						$701,588

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
3-Year Australia Government Bond	(13)	December 2018	$(1,047,003)	$(1,045,575)	$1,428
5-Year United States Treasury Note	2	December 2018	226,924	224,953	(1,971)
10-Year Australia Government Bond	(7)	December 2018	(656,619)	(651,990)	4,629
10-Year United States Treasury Note	96	December 2018	11,542,214	11,403,000	(139,214)
10-Year United States Treasury Ultra Note	(42)	December 2018	(5,389,399)	(5,292,000)	97,399
Euro BOBL	(6)	December 2018	(915,227)	(910,496)	4,731
Euro-BTP	(16)	December 2018	(2,327,971)	(2,283,613)	44,358
Euro Bund	29	December 2018	5,383,088	5,346,533	(36,555)
Euro-OAT	(82)	December 2018	(14,517,043)	(14,380,887)	136,156
UK Long Gilt	(103)	December 2018	(16,433,569)	(16,236,223)	197,346
United States Treasury Long Bond	(115)	December 2018	(16,570,357)	(16,157,500)	412,857
United States Treasury Ultra Bond	(20)	December 2018	(3,174,035)	(3,085,625)	88,410
			$(43,878,997)	$(43,069,423)	$809,574

1.	As of September 30, 2018, cash in the amount of $955,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2018.

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Call	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	05/16/2024	(300,000)	(300,000)	(2,085)	(49)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Put	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(1,900,000)	(35,068)	(2,209)
							(37,153)	(2,258)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Call- Brazilian Real	Morgan Stanley & Co., LLC	$4.00	10/17/2018	(650,000)		$(650,000)	$(15,135)	$(19,823)
Call-Euro Bund	Morgan Stanley & Co., LLC	161.50	11/23/2018	(17)	EUR	(1,700,000)	(7,773)	(4,934)
Call-United States Treasury Long Bond	Morgan Stanley & Co., LLC	142.00	10/26/2018	(8)		(8,000)	(3,770)	(3,125)
Call-United States Treasury Long Bond	Morgan Stanley & Co., LLC	142.50	10/26/2018	(5)		(5,000)	(1,400)	(1,328)
							(28,078)	(29,210)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$120.00	10/26/2018	(11)		(11,000)	$(7,034)	$(14,266)
Call-Euro Bund	Morgan Stanley & Co., LLC	159.50	10/26/2018	(9)	EUR	(900,000)	(8,977)	(12,330)
Put-United States Treasury Long Bond	Morgan Stanley & Co., LLC	142.00	10/26/2018	(13)		(13,000)	(10,232)	(24,578)
							(26,243)	(51,174)

Written Swaptions

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put-IRO 5-Year/5-Year Forward Swap Rate	Bank of America	$3.25	12/04/2018	(3,000,000)	(3,000,000)	$(16,800)	$(6,625)

Swap Contracts

As of September 30, 2018, the Portfolio held the following centrally cleared interest rate swap agreements:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$8,200,000	USD	6/20/2020	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$(142,959)	$164,602	$21,643
7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	(12,538)	(246,832)	(259,370)
8,500,000	USD	12/20/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	(9,025)	(273,138)	(282,163)
4,300,000	USD	6/20/2023	3-Month USD-LIBOR	Fixed 2.00%	Quarterly/ Semi-Annually	147,767	(200,992)	(53,225)
900,000	USD	12/19/2023	3-Month USD-LIBOR	Fixed 2.50%	Quarterly/ Semi-Annually	5,146	(24,804)	(19,658)
7,300,000	USD	12/19/2023	3-Month USD-LIBOR	Fixed 2.75%	Quarterly/ Semi-Annually	48,305	(116,942)	(68,637)
6,200,000	USD	7/27/2026	Fixed 2.00%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(152,614)	297,991	145,377
6,400,000	USD	12/7/2026	Fixed 2.40%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(36,260)	196,445	160,185
50,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	1,049	4,899	5,948
350,000	USD	9/15/2027	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(3,570)	9,868	6,298
204,000,000	JPY	9/20/2027	Fixed 0.022%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	3,335	3,680	7,015
50,000,000	JPY	3/20/2028	Fixed 0.022%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	837	1,902	2,739
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	(4,448)	(35,064)	(39,512)
6,890,000	USD	4/17/2028	Fixed 3.10%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	20,222	14,578	34,800
3,700,000	USD	6/20/2028	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(193,770)	268,767	74,997
6,900,000	USD	9/13/2028	Fixed 3.134%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	8,452	8,452
460,000,000	JPY	3/20/2029	Fixed 1.00%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	22,080	(16,020)	6,060
1,340,000	GBP	3/20/2029	Fixed 1.50%	6-Month GBP-LIBOR	Semi-Annually/ Semi-Annually	(21,455)	33,670	12,215
6,100,000	JPY	12/21/2045	Fixed 1.50%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	8,689	(7,688)	1,001
610,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	22,209	78,852	101,061
3,940,000	USD	12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	297,641	672,764	970,405
1,170,000	USD	12/15/2047	Fixed 2.00%	12-Month USD-FEDI	Annually/ Annually	(2,197)	181,901	179,704
1,490,000	USD	12/20/2047	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(70,010)	111,432	41,422
1,290,000	USD	6/20/2048	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(152,302)	161,745	9,443
1,400,000	USD	9/13/2048	3-Month USD-LIBOR	Fixed 3.09%	Semi-Annually/ Quarterly	—	(9,774)	(9,774)
200,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(4,215)	17,051	12,836
940,000	GBP	3/20/2049	Fixed 1.75%	6-Month USD-LIBOR	Semi-Annually/ Semi-Annually	5,766	3,432	9,198
						$(222,317)	$1,300,777	$1,078,460

Open OTC interest rate swap agreements as of September 30, 2018 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$4,190,000	ILS	2/16/2020	Bank of America N.A.	Fixed 0.102%	3-Month TELBOR	Annually/ Quarterly	$—	$(4,791)	$(4,791)
880,000	ILS	2/16/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.963%	Quarterly/ Annually	—	(271)	(271)
2,570,000	ILS	6/20/2020	Bank of America N.A.	Fixed 0.105%	3-Month TELBOR	Annually/ Quarterly	—	1,090	1,090
540,000	ILS	6/20/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.998%	Quarterly/ Annually	—	(1,365)	(1,365)
							$—	$(5,337)	$(5,337)

As of September 30, 2018, the Portfolio held the following open centrally cleared inflation swap agreements:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$2,040,000	USD	3/23/2019	Fixed 2.07%	12-Month USD-CPI	At Maturity	$(56)	$3,601	$3,545
2,160,000	EUR	8/15/2020	Fixed 1.315%	12-Month EUR-MHICP	At Maturity	—	8,973	8,973
1,300,000	USD	11/23/2020	Fixed 2.027%	12-Month USD-CPI	At Maturity	—	15,386	15,386
1,300,000	USD	11/25/2020	Fixed 2.022%	12-Month USD-CPI	At Maturity	—	15,578	15,578
1,400,000	EUR	1/15/2023	12-Month USD-CPI	Fixed 1.35%	At Maturity	(592)	(16,056)	(16,648)
1,100,000	USD	4/27/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	1,987	1,987
510,000	USD	5/9/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	1,199	1,199
780,000	USD	5/10/2023	Fixed 2.281%	12-Month USD-CPI	At Maturity	—	1,196	1,196
658,000	EUR	5/15/2023	Fixed 1.507%	12-Month EUR-CPI	At Maturity	(581)	1,343	762
760,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.385%	At Maturity	2,433	(16,485)	(14,052)
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	10,846	(20,121)	(9,275)
1,100,000	USD	7/25/2027	12-Month USD-CPI	Fixed 2.067%	At Maturity	—	(34,287)	(34,287)
560,000	USD	9/20/2027	12-Month USD-CPI	Fixed 2.18%	At Maturity	—	(12,841)	(12,841)
600,000	USD	9/25/2027	12-Month USD-CPI	Fixed 2.15%	At Maturity	—	(15,631)	(15,631)
1,200,000	USD	10/17/2027	12-Month USD-CPI	Fixed 2.155%	At Maturity	—	(30,200)	(30,200)
3,900,000	EUR	11/15/2027	12-Month EUR-CPI	Fixed 1.52%	At Maturity	3,250	(32,494)	(29,244)
320,000	EUR	1/15/2028	12-Month EUR-CPI	Fixed 1.575%	At Maturity	—	33	33
370,000	EUR	2/15/2028	12-Month EUR-CPI	Fixed 1.59%	At Maturity	285	757	1,042
240,000	EUR	2/15/2028	12-Month EUR-CPI	Fixed 1.606%	At Maturity	—	969	969
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.535%	At Maturity	(123)	(6,505)	(6,628)
510,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.352%	At Maturity	—	(541)	(541)
770,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.36%	At Maturity	—	(272)	(272)
780,000	USD	5/10/2028	12-Month USD-CPI	Fixed 2.364%	At Maturity	—	(40)	(40)
850,000	EUR	5/15/2028	12-Month USD-CPI	Fixed 1.62%	At Maturity	(52)	1,050	998
490,000	EUR	7/15/2028	12-Month EUR-CPI	Fixed 1.161%	At Maturity	—	1,600	1,600
600,000	GBP	9/15/2028	UK RPI	Fixed 3.513%	At Maturity	(32)	822	790
3,860,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	At Maturity	(8,832)	31,962	23,130
2,070,000	GBP	4/15/2031	UK RPI	Fixed 3.14%	At Maturity	182,287	(184,782)	(2,495)
2,690,000	GBP	10/15/2031	UK RPI	Fixed 3.53%	At Maturity	3,217	7,211	10,428
200,000	EUR	3/15/2033	Fixed 1.71%	12-Month EUR-CPI	At Maturity	374	(336)	38
170,000	EUR	1/15/2038	12-Month EUR-CPI	Fixed 1.91%	At Maturity	(69)	3,835	3,766
560,000	GBP	10/15/2046	Fixed 3.585%	UK RPI	Monthly/ Monthly	42,315	(21,853)	20,462
780,000	GBP	3/15/2047	Fixed 3.428%	UK RPI	At Maturity	(48,231)	59,816	11,585
200,000	EUR	3/15/2048	12-Month EUR-CPI	Fixed 1.946%	At Maturity	(808)	(342)	(1,150)
						$185,631	$(235,468)	$(49,837)

As of September 30, 2018, the Portfolio held the following centrally cleared credit default swap contracts:

Reference Entity	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/ Receive Fixed Rate[3]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[4]
Daimler AG 0.625%, 03/05/20	12/20/2020	Sell	150	1.00%	Quarterly	$(1,995)	$2,285	$290
CDX North American High Yield Series 29	6/20/2023	Buy	90	5.00%	Quarterly	5,337	(6,993)	(1,657)
CDX North American High Yield Series 31	12/20/2023	Sell	2,100	5.00%	Quarterly	147,613	(152,658)	(5,045)
						$150,955	$(157,366)	$(6,412)

As of September 30, 2018, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/ Receive Fixed Rate[3]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[4]
Federative Republic of Brazil	Credit Suisse International	6/20/2021	Sell	1,700	1.00%	Quarterly	$66,644	$(36,449)	$30,195
Federative Republic of Brazil	Bank of America	6/20/2022	Sell	300	1.00%	Quarterly	14,156	(11,491)	2,665
							$80,800	$(47,940)	$32,860

1	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
3	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
4	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2018.

The following abbreviations are used in the preceding pages:

ARS	—Argentine Peso
AUD	—Australian Dollar
BADLAR	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD	—Canadian Dollar
CNH	—Chinese Offshore Yuan
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NGN	—Nigerian Naira
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
RUB	—New Russian Ruble
SGD	—Singapore Dollar
TELBOR	—Tel Aviv Interbank Offered Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio 's assets and liabilities:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$19,645,591	$—	$19,645,591
Corporate Bonds	—	29,223,706	—	29,223,706
Foreign Government Bonds	—	18,007,511	—	18,007,511
Mortgage-Backed Securities	—	11,128,483	—	11,128,483
Municipal Bonds	—	23,538	—	23,538
U.S. Government & Federal Agencies	—	375,179,142	—	375,179,142
Total Long-Term Bonds	—	453,207,971	—	453,207,971
Short-Term Investments
Affiliated Investment Company	683,649	—	—	683,649
Foreign Government Bonds	—	16,090,648	—	16,090,648
Short Term Instruments	—	7,118,332	—	7,118,332
Repurchase Agreements	—	113,800,000	—	113,800,000
Total Short-Term Investments	683,649	137,008,980	—	137,692,629
Total Investments in Securities	683,649	590,216,951	—	590,900,600
Other Financial Instruments
Credit Default Swap Contracts (b)	—	33,150	—	33,150
Foreign Currency Forward Contracts (b)	—	1,286,355	—	1,286,355
Futures Contracts (b)	987,314	—	—	987,314
Inflation Swap Contracts (b)	—	123,467	—	123,467
Interest Rate Swap Contracts (b)	—	1,811,889	—	1,811,889
Total Other Financial Instruments	987,314	3,254,861	—	4,242,175
Total Investments in Securities and Other Financial Instruments	$1,670,963	$593,471,812	$—	$595,142,775

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(584,767)	$—	$(584,767)
Futures Contracts (b)	(177,740)	—	—	(177,740)
Credit Default Swap Contracts (b)	—	(6,702)	—	(6,702)
Inflation Swap Contracts (b)	—	(173,304)	—	(173,304)
Interest Rate Swap Contracts (b)	—	(738,766)	—	(738,766)
Written Options	(80,384)	(8,883)	—	(89,267)
Total Other Financial Instruments	$(258,124)	$(1,512,422)	$—	$(1,770,546)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Loan Assignments
Oil & Gas	$198,500	$386	$5,634	$(4,520)	$-	$(200,000)	$-	$-	$-	$-

Sale-Buyback Transactions (a)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Ammount Borrowed	Payable for Sale- Buyback Transcations (b)
Barclays Capital Inc.	2.37%	9/19/2018	10/4/2018	$17,619,002	$17,618,156
Barclays Capital Inc.	2.37	9/19/2018	10/4/2018	22,153,455	22,153,356
Barclays Capital Inc.	2.37	9/19/2018	10/4/2018	26,848,733	26,844,201
Barclays Capital Inc.	2.37	9/19/2018	10/4/2018	28,477,050	28,472,197
Barclays Capital Inc.	2.37	9/19/2018	10/4/2018	19,817,620	19,815,106
Barclays Capital Inc.	2.37	9/19/2018	10/4/2018	1,083,062	1,083,073
					$115,986,089

(a)	During the period ended September 30, 2018, the Portfolio’s average amount of borrowing was $119,200,504 at a weighted average interest rate of 1.86%.
(b)	Payable for sale-buyback transactions includes ($12,833) of deferred price drop.

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.5% †
Convertible Bonds 0.2%
Insurance 0.2%
AXA S.A. 7.25%, due 5/15/21 (a)	$1,406,000	$1,510,505

Total Convertible Bonds (Cost $1,406,000)		1,510,505

Corporate Bonds 0.3%
Toys, Games & Hobbies 0.3%
Mattel, Inc. 6.75%, due 12/31/25 (a)	2,557,000	2,505,860

Total Corporate Bonds (Cost $2,514,771)		2,505,860
Total Long-Term Bonds (Cost $3,920,771)		4,016,365

		Shares
	Common Stocks 95.8%
	Aerospace & Defense 3.6%
	Boeing Co.	37,600	13,983,440
	Harris Corp.	74,689	12,638,126
	Northrop Grumman Corp.	1,800	571,266
			27,192,832
	Air Freight & Logistics 1.3%
	United Parcel Service, Inc., Class B	82,400	9,620,200

	Airlines 1.5%
	Alaska Air Group, Inc.	63,500	4,372,610
	Delta Air Lines, Inc.	60,600	3,504,498
	Southwest Airlines Co.	50,900	3,178,705
			11,055,813
	Auto Components 0.3%
	Adient PLC	49,500	1,945,845

	Banks 12.5%
	Bank of America Corp.	39,700	1,169,562
	Citigroup, Inc.	119,716	8,588,426
	Fifth Third Bancorp	323,500	9,032,120
¤	JPMorgan Chase & Co.	248,325	28,020,993
	KeyCorp	259,099	5,153,479
	PNC Financial Services Group, Inc.	53,400	7,272,546
	U.S. Bancorp	251,700	13,292,277
¤	Wells Fargo & Co.	427,457	22,467,140
			94,996,543
	Beverages 0.5%
	PepsiCo., Inc.	36,390	4,068,402

	Biotechnology 1.3%
	Gilead Sciences, Inc.	123,900	9,566,319

	Building Products 1.5%
	Johnson Controls International PLC	327,132	11,449,620

	Capital Markets 4.9%
	Ameriprise Financial, Inc.	9,400	1,388,004
	Bank of New York Mellon Corp.	106,900	5,450,831
	Franklin Resources, Inc.	196,300	5,969,483
	Morgan Stanley	264,900	12,336,393
	Northern Trust Corp.	20,200	2,063,026
	State Street Corp.	124,900	10,464,122
			37,671,859
	Chemicals 3.4%
	Akzo Nobel N.V.	14,084	1,317,009
	CF Industries Holdings, Inc.	169,300	9,216,692
¤	DowDuPont, Inc.	240,637	15,475,365
			26,009,066
	Commercial Services & Supplies 0.3%
	Stericycle, Inc. (b)	35,600	2,089,008

	Communications Equipment 1.7%
	Cisco Systems, Inc.	271,200	13,193,880

	Construction Materials 0.6%
	Vulcan Materials Co.	39,300	4,370,160

	Containers & Packaging 0.9%
	International Paper Co.	137,500	6,758,125

	Diversified Telecommunication Services 2.9%
	AT&T, Inc.	35,925	1,206,362
	CenturyLink, Inc.	85,100	1,804,120
	Telefonica S.A.	459,390	3,636,551
¤	Verizon Communications, Inc.	287,473	15,348,183
			21,995,216
	Electric Utilities 3.8%
	Duke Energy Corp.	33,104	2,648,982
	Edison International	81,444	5,512,130
	Evergy, Inc.	61,200	3,361,104
	PG&E Corp. (b)	97,620	4,491,496
	Southern Co.	300,820	13,115,752
			29,129,464
	Electrical Equipment 1.0%
	Emerson Electric Co.	80,600	6,172,348
	nVent Electric PLC	42,300	1,148,868
			7,321,216
	Electronic Equipment, Instruments & Components 0.2%
	TE Connectivity, Ltd.	16,500	1,450,845

	Entertainment 2.5%
¤	Twenty-First Century Fox, Inc., Class B	349,100	15,995,762
	Walt Disney Co.	22,900	2,677,926
			18,673,688
	Equity Real Estate Investment Trusts 2.5%
	Equity Residential	93,900	6,221,814
	Rayonier, Inc.	132,565	4,482,023
	SL Green Realty Corp.	45,536	4,441,126
	Weyerhaeuser Co.	131,400	4,240,278
			19,385,241
	Food & Staples Retailing 1.0%
	Walmart, Inc.	84,500	7,935,395

	Food Products 2.4%
	Archer-Daniels-Midland Co.	91,400	4,594,678
	Conagra Brands, Inc.	88,600	3,009,742
	Kellogg Co.	27,000	1,890,540
	Tyson Foods, Inc., Class A	144,400	8,596,132
			18,091,092
	Health Care Equipment & Supplies 2.0%
	Becton Dickinson & Co.	12,157	3,172,977
	Medtronic PLC	119,043	11,710,260
			14,883,237
	Health Care Providers & Services 2.9%
	Anthem, Inc.	52,608	14,417,222
	CVS Health Corp.	98,750	7,773,600
			22,190,822
	Hotels, Restaurants & Leisure 0.8%
	Las Vegas Sands Corp.	107,978	6,406,335

	Household Products 1.4%
	Kimberly-Clark Corp.	95,200	10,818,528

	Industrial Conglomerates 0.3%
	General Electric Co.	216,700	2,446,543

	Insurance 6.9%
	American International Group, Inc.	193,636	10,309,181
	Brighthouse Financial, Inc. (b)	110,091	4,870,426
	Chubb, Ltd.	82,617	11,040,936
	Loews Corp.	160,133	8,043,480
	Marsh & McLennan Cos., Inc.	40,100	3,317,072
	MetLife, Inc.	239,400	11,184,768
	Willis Towers Watson PLC	24,143	3,402,714
			52,168,577
	Leisure Products 0.5%
	Mattel, Inc. (b)	254,600	3,997,220

	Machinery 0.7%
	Flowserve Corp.	22,705	1,241,736
	Illinois Tool Works, Inc.	1,900	268,128
	PACCAR, Inc.	21,400	1,459,266
	Pentair PLC	58,000	2,514,300
			5,483,430
	Media 1.7%
	Comcast Corp., Class A	216,961	7,682,589
	News Corp., Class A	393,709	5,193,022
			12,875,611
	Metals & Mining 0.6%
	Nucor Corp.	69,300	4,397,085

	Multi-Utilities 1.4%
	NiSource, Inc.	373,347	9,303,807
	Sempra Energy	15,329	1,743,674
			11,047,481
	Multiline Retail 0.6%
	Kohl's Corp.	61,400	4,577,370

	Oil, Gas & Consumable Fuels 10.3%
	Apache Corp.	128,060	6,104,620
	Chevron Corp.	63,600	7,777,008
	EQT Corp.	16,970	750,583
¤	Exxon Mobil Corp.	239,900	20,396,298
	Hess Corp.	135,658	9,710,400
	Occidental Petroleum Corp.	97,100	7,978,707
¤	Total S.A. (c)	260,807	16,908,915
	Transcanada Corp.	213,300	8,630,118
			78,256,649
	Personal Products 0.2%
	Coty, Inc., Class A (b)	114,593	1,439,288

	Pharmaceuticals 6.5%
	Bristol-Myers Squibb Co.	90,700	5,630,656
	GlaxoSmithKline PLC	236,538	4,738,011
	GlaxoSmithKline PLC,, Sponsored ADR	71,600	2,876,172
¤	Johnson & Johnson	105,700	14,604,569
	Merck & Co., Inc.	127,100	9,016,474
	Pfizer, Inc.	288,800	12,727,416
			49,593,298
	Professional Services 0.9%
	Nielsen Holdings PLC	256,306	7,089,424

	Semiconductors & Semiconductor Equipment 3.4%
	Applied Materials, Inc.	97,800	3,779,970
	NXP Semiconductors N.V.	8,900	760,950
¤	QUALCOMM, Inc.	226,700	16,329,201
	Texas Instruments, Inc.	49,700	5,332,313
			26,202,434
	Software 2.1%
¤	Microsoft Corp.	139,255	15,926,594

	Specialty Retail 0.4%
	L Brands, Inc.	104,900	3,178,470

	Technology Hardware, Storage & Peripherals 0.4%
	Hewlett Packard Enterprise Co.	91,300	1,489,103
	Western Digital Corp.	25,800	1,510,332
			2,999,435
	Tobacco 1.2%
	Philip Morris International, Inc.	107,600	8,773,704

	Wireless Telecommunication Services 0.0% ‡
	Vodafone Group PLC	69,237	148,451

	Total Common Stocks (Cost $602,112,663)		728,869,815

	Convertible Preferred Stocks 2.4%
	Electric Utilities 0.8%
	Nextera Energy, Inc. 6.123%	105,786	6,024,513

	Health Care Equipment & Supplies 0.8%
	Becton Dickinson & Co. 6.125%	100,349	6,558,810

	Multi-Utilities 0.8%
	DTE Energy Co. 6.50%	25,434	1,315,447
	Sempra Energy
	6.00%	34,999	3,529,299
	6.75%	10,478	1,056,130
			5,900,876
	Total Convertible Preferred Stocks (Cost $16,018,606)		18,484,199

	Short-Term Investment 1.2%
	Affiliated Investment Company 1.2%
	MainStay U.S. Government Liquidity Fund, 1.75% (d)	9,366,091	9,366,091
	Total Short-Term Investment (Cost $9,366,091)		9,366,091
	Total Investments (Cost $631,418,131)	99.9%	760,736,470
	Other Assets, Less Liabilities	0.1	415,806
	Net Assets	100.0%	$761,152,276

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of September 30, 2018, the market value of securities loaned was $189,963 and the Portfolio received non-cash collateral in the amount of $204,472.
(d)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$728,869,815	$—	$—	$728,869,815
Convertible Preferred Stocks	18,484,199	—	—	18,484,199
Long-Term Bonds
Convertible Bonds	—	1,510,505	—	1,510,505
Corporate Bonds	—	2,505,860	—	2,505,860
Total Long-Term Bonds	—	4,016,365	—	4,016,365
Short-Term Investment
Affiliated Investment Company	9,366,091	—	—	9,366,091
Total Investments in Securities	$756,720,105	$4,016,365	$—	$760,736,470

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Government Money Market Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

	Principal Amount	Value
Short-Term Investments 98.8% †
Government Agency Debt 41.6%
Federal Agricultural Mortgage Corp. (a)(b)
1.995% (1 Month LIBOR - 0.08%), due 11/30/18	$10,000,000	$10,000,000
2.024% (1 Month LIBOR - 0.08%), due 2/1/19	10,000,000	10,000,000
Federal Farm Credit Bank (a)(b)
2.308% (1 Month LIBOR + 0.15%), due 3/15/19	3,000,000	3,003,838
2.348% (1 Month LIBOR + 0.19%), due 5/16/19	4,080,000	4,087,940
Federal Home Loan Bank (a)
2.013% (1 Month LIBOR - 0.145%), due 11/16/18 (b)	3,000,000	3,000,000
2.14%, due 10/2/18	39,290,000	39,287,884
2.14%, due 10/4/18	10,000,000	9,998,379
2.14%, due 10/5/18	14,000,000	13,996,944
2.14%, due 10/10/18	8,500,000	8,495,771
2.14%, due 10/12/18	35,200,000	35,178,260
2.18%, due 11/5/18	13,690,000	13,661,717
2.18%, due 11/6/18	5,000,000	4,989,375
Federal National Mortgage Association 2.14%, due 10/10/18 (a)	9,000,000	8,995,511
Tennessee Valley Authority
2.14%, due 10/9/18	15,000,000	14,993,033
2.14%, due 10/16/18	2,000,000	1,998,292
Total Government Agency Debt (Cost $181,686,944)		181,686,944
Treasury Debt 31.5%
United States Treasury Bills (a)
2.052%, due 10/4/18	41,543,000	41,536,300
2.098%, due 10/18/18	4,515,000	4,510,752
2.113%, due 10/25/18	42,118,000	42,059,835
United States Treasury Notes (a)
0.75%, due 10/31/18	5,000,000	4,997,238
1.00%, due 11/30/18	5,000,000	4,995,621
1.125%, due 2/28/19	5,000,000	4,982,300
1.125%, due 5/31/19	5,000,000	4,961,230
1.25%, due 12/31/18	5,000,000	4,993,335
1.25%, due 3/31/19	5,000,000	4,978,433
1.25%, due 6/30/19	5,000,000	4,959,464
1.50%, due 1/31/19	5,000,000	4,993,565
1.625%, due 4/30/19	5,000,000	4,985,350
2.362% (3 Month Treasury Money Market Yield + 0.17%), due 10/31/18	5,000,000	5,001,070
Total Treasury Debt (Cost $137,954,493)		137,954,493

Treasury Repurchase Agreements 25.7%
Bank of America N.A. 2.25%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $25,004,688 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity of 11/15/26, with a Principal Amount of $27,346,700 and a Market Value of $25,500,013)	25,000,000	25,000,000
Bank of Montreal 2.20%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $25,004,583 (Collateralized by United States Treasury securities with rates between 0.00% and 2.375% and maturity dates between 10/31/24 and 8/15/46, with a Principal Amount of $26,855,800 and a Market Value of $25,500,038)	25,000,000	25,000,000
RBC Capital Markets 2.21%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $37,336,875 (Collateralized by United States Treasury securities with rates between 2.125% and 2.25% and maturity dates between 2/29/24 and 8/15/27, with a Principal Amount of $39,911,500 and a Market Value of $38,083,670)	37,330,000	37,330,000
Toronto Dominion Bank 2.22%, dated 9/28/18 due 10/1/18 Proceeds at Maturity $25,004,625 (Collateralized by United States Treasury Note with a rate of 3.75% and a maturity of 11/15/43, with a Principal Amount of $22,948,900 and a Market Value of $25,500,099)	25,000,000	25,000,000
Total Treasury Repurchase Agreements (Cost $112,330,000)		112,330,000
Total Short-Term Investments (Amortized Cost $431,971,437)	98.8%	431,971,437
Other Assets, Less Liabilities	1.2	5,085,102
Net Assets	100.0%	$437,056,539

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate shown represents yield to maturity.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2018.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$181,686,944	$—	$181,686,944
Treasury Debt	—	137,954,493	—	137,954,493
Treasury Repurchase Agreements	—	112,330,000	—	112,330,000
Total Investments in Securities	$—	$431,971,437	$—	$431,971,437

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Brazil 2.3%
	Vale S.A., Sponsored ADR (Metals & Mining)	494,800	$7,342,832

	Canada 17.1%
	Agnico Eagle Mines, Ltd. (Metals & Mining)	176,393	6,031,238
	Barrick Gold Corp. (Metals & Mining)	502,100	5,563,268
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,030,200	11,732,468
	Goldcorp, Inc. (Metals & Mining)	143,000	1,458,600
	IAMGOLD Corp. (Metals & Mining) (a)	405,000	1,490,400
	Kinross Gold Corp. (Metals & Mining) (a)	860,000	2,322,000
¤	Nutrien, Ltd. (Chemicals)	191,589	11,054,685
¤	Teck Resources, Ltd., Class B (Metals & Mining)	594,900	14,337,090
			53,989,749
	Luxembourg 1.1%
	Tenaris S.A., ADR (Energy Equipment & Services)	107,500	3,603,400

	Switzerland 5.4%
¤	Glencore PLC (Metals & Mining) (a)	3,127,430	13,521,065
	Weatherford International PLC (Energy Equipment & Services) (a)	1,323,700	3,587,227
			17,108,292
	United Kingdom 4.1%
	KAZ Minerals PLC (Metals & Mining) (a)	332,100	2,378,994
	Randgold Resources, Ltd., ADR (Metals & Mining)	53,600	3,781,480
	Rio Tinto PLC, Sponsored ADR (Metals & Mining)	134,200	6,846,884
			13,007,358
	United States 66.8%
	Bunge, Ltd. (Food Products)	45,500	3,126,305
¤	CF Industries Holdings, Inc. (Chemicals)	220,000	11,976,800
	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	91,100	8,466,834
	CNX Resources Corp. (Oil, Gas & Consumable Fuels) (a)	423,600	6,061,716
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	106,568	16,278,262
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	123,000	16,628,370
	Energen Corp. (Oil, Gas & Consumable Fuels) (a)	19,600	1,688,932
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	123,000	15,691,110
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	254,500	7,075,100
	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	260,500	4,480,600
	Halliburton Co. (Energy Equipment & Services)	80,200	3,250,506
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage Real Estate Investment Trusts)	84,500	1,814,215
	Kirby Corp. (Marine) (a)	62,400	5,132,400
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	278,000	2,271,260
	Louisiana-Pacific Corp. (Paper & Forest Products)	114,800	3,041,052
	Nabors Industries, Ltd. (Energy Equipment & Services)	1,038,900	6,399,624
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	209,000	6,025,470
	Newmont Mining Corp. (Metals & Mining)	211,390	6,383,978
	Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	26,100	1,412,271
¤	Parsley Energy, Inc., Class A (Oil, Gas & Consumable Fuels) (a)	466,000	13,630,500
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	443,300	7,584,863
	PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels)	56,400	2,814,924
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	145,200	7,108,992
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	80,300	13,987,457
	ProPetro Holding Corp. (Energy Equipment & Services) (a)	349,300	5,759,957
	Schlumberger, Ltd. (Energy Equipment & Services)	49,100	2,991,172
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	556,400	1,118,364
	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment) (a)	74,300	2,797,395
	Steel Dynamics, Inc. (Metals & Mining)	148,900	6,728,791
	Sunrun, Inc. (Electrical Equipment) (a)	203,600	2,532,784
	Superior Energy Services, Inc. (Energy Equipment & Services) (a)	396,800	3,864,832
	Transocean, Ltd. (Energy Equipment & Services) (a)	266,900	3,723,255
	Tyson Foods, Inc., Class A (Food Products)	89,600	5,333,888
	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	203,400	4,092,408
			211,274,387
	Total Common Stocks (Cost $293,504,227)		306,326,018

	Short-Term Investment 2.5%
	Affiliated Investment Company 2.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	7,792,360	7,792,360
	Total Short-Term Investment (Cost $7,792,360)		7,792,360
	Total Investments (Cost $301,296,587)	99.3%	314,118,378
	Other Assets, Less Liabilities	0.7	2,148,449
	Net Assets	100.0%	$316,266,827

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$306,326,018	$—	$—	$306,326,018
Short-Term Investment
Affiliated Investment Company	7,792,360	—	—	7,792,360
Total Investments in Securities	$314,118,378	$—	$—	$314,118,378

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2018, the Portfolio did not have any transfers among levels.

As of September 30, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolios' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of September 30, 2018, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of September 30, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolios' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2018, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the U.S. Government Money Market Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay VP MacKay High Yield Corporate Bond Portfolio

Asset Class	Fair Value at 9/30/18	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (2)	$18,389,632	Market Approach	Estimated Enterprise Value	$1,046.80m - $1,193.10m

Corporate Bonds (1)	28,126,037	Income Approach	Estimated Yield to Maturity	16.20%
			Spread Adjustment	3.28%

Common Stocks (3)	1,905,901	Market Approach	Estimated Enterprise Value	$1,046.80m - $1,193.10m
			Estimated Volatility	20.00%

	448,985	Market Approach	Terminal Value Multiple	9.0x
			Liquidity Discount	20.00%

	3,169,694	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$52,040,249

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Portfolio’s investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments was determined as of September 30, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of September 30, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended September 30, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP Absolute Return Multi-Strategy Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Global Resources ETF	$2,922	$2,843	$(2,762)	$21	$(284)	$2,740	$—	$—	101
MainStay U.S. Government Liquidity Fund	—	273,167	(219,672)	—	—	53,495	257	—	53,495
	$2,922	$276,010	$(222,434)	$21	$(284)	$56,235	$257	$—

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost		Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$13,255	$34		$(13,173)	$863	$(979)	$—	$51	$—	—
IQ 50 Percent Hedged FTSE International ETF	33,112	22,367		(13,660)	1,324	(2,538)	40,605	1,059	—	1,926
IQ Chaikin U.S. Large Cap ETF	41	41,379		(27,150)	470	343	15,083	286	—	578
IQ Chaikin U.S. Small Cap ETF	4,074	10,805		(2,912)	176	(134)	12,009	65	—	425
IQ Enhanced Core Plus Bond U.S. ETF	41,038	11,758		(13,186)	(481)	(1,067)	38,062	759	—	1,989
IQ Global Resources ETF	6,718	3,601		(2,760)	178	(619)	7,118	—	—	261
IQ S&P High Yield Low Volatility Bond ETF	11,148	2,299		(3,962)	(195)	(263)	9,027	312	—	371
MainStay Cushing MLP Premier Fund Class I	5,292	1,142		(882)	(424)	856	5,984	464	—	488
MainStay Epoch Capital Growth Fund Class I	8,176	—		(484)	102	380	8,174	—	—	607
MainStay Epoch Global Choice Fund Class I	20,551	20		(3,323)	361	(53)	17,556	—	—	804
MainStay Epoch International Choice Fund Class I	14,388	5,801		(1,634)	371	(285)	18,641	—	—	517
MainStay Epoch U.S. All Cap Fund Class I	13,133	197		(11,962)	113	(1,481)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	11,795		(1,113)	95	1,988	12,765	—	—	425
MainStay Epoch U.S. Equity Yield Fund Class I	3,248	—		(3,232)	(164)	148	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	1,776		(804)	(13)	33	992	21	—	60
MainStay MAP Equity Fund Class I	13,894	662		(3,145)	292	881	12,584	—	—	275
MainStay MacKay High Yield Municipal Bond Fund Class I (b)	—	13,105		(268)	4	18	12,859	160	—	1,026
MainStay MacKay International Opportunities Fund Class I (c)	17,819	6,508		(2,039)	214	(2,073)	20,429	—	—	2,324
MainStay MacKay Short Duration High Yield Fund Class I (d)	17,767	887		(1,650)	(24)	(85)	16,895	555	—	1,712
MainStay MacKay Short Term Municipal Fund Class I (e)	—	9,914		—	—	(10)	9,904	12	—	1,038
MainStay MacKay Total Return Bond Fund Class I (f)	2,179	0	(a)	(2,165)	9	(23)	—	1	—	—
MainStay MacKay Total Return Bond Fund Class R6 (f)	—	173		(166)	(5)	0 (a)	2	1	—	—
MainStay MacKay U.S. Equity Opportunities Fund Class I (g)	16,013	794		(2,982)	505	221	14,551	—	—	1,400
MainStay U.S. Government Liquidity Fund	—	52,323		(32,069)	—	—	20,254	68	—	20,254
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	50,730	401		(40,355)	(1,207)	(940)	8,629	—	—	1,015
MainStay VP Bond Portfolio Initial Class	114,189	7,950		(113,861)	(4,217)	1,895	5,956	—	—	425
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	15,785	2,385		(4,368)	231	(285)	13,748	—	—	1,325
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	12,529	351		(3,310)	532	1,282	11,384	—	—	696
MainStay VP Emerging Markets Equity Portfolio Initial Class	47,814	6,562		(15,063)	4,575	(9,103)	34,785	—	—	3,865
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	9,635	5,125		(1,164)	144	393	14,133	—	—	852
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	17,267	1,060		(2,188)	331	50	16,520	—	—	1,212
MainStay VP Floating Rate Portfolio Initial Class	50,459	2,881		(12,788)	(234)	252	40,570	1,547	—	4,465
MainStay VP Indexed Bond Portfolio Initial Class	134,317	148,319		(25,786)	(395)	(2,407)	254,048	—	—	25,826
MainStay VP Large Cap Growth Portfolio Initial Class	14,478	120		(7,513)	2,012	398	9,495	—	—	322
MainStay VP MacKay Common Stock Portfolio Initial Class (h)	—	451		—	—	2	453	—	—	14
MainStay VP MacKay Convertible Portfolio Initial Class (i)	15,682	136		(8,499)	911	241	8,471	136	—	584
MainStay VP MacKay Growth Portfolio Initial Class (j)	9,011	—		(1,768)	466	936	8,645	—	—	239
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (k)	23,024	6		(9,784)	968	(669)	13,545	—	—	1,320
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (l)	21,696	3,545		(3,274)	181	1,341	23,489	—	—	1,413
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (m)	13,353	5,591		(15,757)	1,317	(859)	3,645	—	—	63
MainStay VP MacKay Small Cap Core Portfolio Initial Class (n)	15,114	736		(3,765)	1,052	248	13,385	—	—	935
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (o)	23,667	997		(1,565)	(53)	(176)	22,870	380	—	2,296
MainStay VP PIMCO Real Return Portfolio Initial Class	7,690	305		(331)	(21)	(78)	7,565	—	—	897
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	17,938	1,300		(2,561)	123	527	17,327	—	—	1,188
	$856,224	$385,561		$(418,421)	$10,487	$(11,694)	$822,157	$5,877	$—

MainStay VP Cushing Renaissance Advantage Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$14,325	$(14,022)	$—	$—	$303	$7	$—	303

MainStay VP Eagle Small Cap Growth Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$49,054	$(41,220)	$—	$—	$7,834	$24	$—	7,834

MainStay VP Emerging Markets Equity Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$21,391	$(20,740)	$—	$—	$651	$7	$—	651

MainStay VP Epoch U.S. Equity Yield Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$50,773	$(39,867)	$—	$—	$10,906	$48	$—	10,906

MainStay VP Epoch U.S. Small Cap Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$58,550	$(38,249)	$—	$—	$20,301	$73	$—	20,301

MainStay VP Floating Rate Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$2,829	$—	$(25)	$—	$(39)	$2,765	$123	$—	492

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$16,332	$938	$(17,100)	$912	$(1,082)	$—	$67	$—	—
IQ 50 Percent Hedged FTSE International ETF	42,701	25,830	(6,969)	832	(2,493)	59,901	1,423	—	2,842
IQ Chaikin U.S. Large Cap ETF	7,009	49,830	(7,761)	301	714	50,093	583	—	1,920
IQ Chaikin U.S. Small Cap ETF	39,400	1,758	(5,714)	862	(420)	35,886	204	—	1,270
IQ Global Resources ETF	22,198	14,086	(10,787)	648	(2,086)	24,059	—	—	882
MainStay Cushing MLP Premier Fund Class I	6,601	1,898	(113)	(44)	606	8,948	654	—	730
MainStay Epoch Capital Growth Fund Class I	9,836	242	(243)	50	544	10,429	—	—	774
MainStay Epoch Global Choice Fund Class I	23,594	473	(260)	22	193	24,022	—	—	1,100
MainStay Epoch International Choice Fund Class I	67,748	12,744	(5,232)	285	(36)	75,509	—	—	2,093
MainStay Epoch U.S. All Cap Fund Class I	68,618	—	(66,502)	133	(2,249)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	76,654	(3,809)	135	5,989	78,969	—	—	2,628
MainStay Epoch U.S. Equity Yield Fund Class I	5,185	—	(5,013)	94	(266)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	3,303	(2,473)	26	42	898	28	—	54
MainStay MAP Equity Fund Class I	73,392	1,709	(12,811)	(243)	6,471	68,518	—	—	1,495
MainStay MacKay International Opportunities Fund Class I (c)	78,057	12,580	(5,601)	210	(7,140)	78,106	—	—	8,886
MainStay MacKay U.S. Equity Opportunities Fund Class I (g)	74,927	908	(15,769)	2,223	1,002	63,291	—	—	6,092
MainStay U.S. Government Liquidity Fund	—	5,930	(5,930)	—	—	—	1	—	—
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	54,294	2,770	(14,764)	2,459	(2,892)	41,867	—	—	4,036
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	37,815	1,414	(9,937)	634	4,449	34,375	—	—	2,102
MainStay VP Emerging Markets Equity Portfolio Initial Class	103,464	19,618	(22,010)	3,156	(14,001)	90,227	—	—	10,026
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	28,672	40,193	(3,054)	379	2,059	68,249	—	—	4,114
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	46,468	1,980	(4,981)	(185)	1,141	44,423	—	—	3,258
MainStay VP Large Cap Growth Portfolio Initial Class	63,406	176	(32,333)	7,775	3,572	42,596	—	—	1,446
MainStay VP MacKay Common Stock Portfolio Initial Class (h)	—	13,952	—	—	76	14,028	—	—	427
MainStay VP MacKay Growth Portfolio Initial Class (j)	45,676	44	(6,980)	1,960	5,575	46,275	—	—	1,279
MainStay VP MacKay International Equity Portfolio Initial Class (p)	17,776	4,736	(8,234)	1,799	(1,465)	14,612	—	—	809
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (l)	66,131	6,992	(3,460)	78	4,498	74,239	—	—	4,464
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (m)	15,729	6,526	(20,086)	2,613	(2,409)	2,373	—	—	41
MainStay VP MacKay Small Cap Core Portfolio Initial Class (n)	44,679	387	(8,799)	2,482	1,374	40,123	—	—	2,804
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	82,068	4,992	(4,227)	82	2,714	85,629	—	—	5,871
	$1,141,776	$312,663	$(310,952)	$29,678	$4,480	$1,177,645	$2,960	$—

MainStay VP Income Builder Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$84,614	$(56,563)	$—	$—	$28,051	$148	$—	28,051

MainStay VP IQ Hedge Multi-Strategy

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$1,502	$(1,500)	$—	$—	$2	$0	(a)	$—	2

MainStay VP Janus Henderson Balanced Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$127,299	$(121,029)	$—	$—	$6,270	$88	$—	6,270

MainStay VP Large Cap Growth Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$68,527	$(62,270)	$—	$—	$6,257	$38	$—	6,257

MainStay VP MacKay Common Stock Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$54,258	$(54,185)	$—	$—	$73	$9	$—	73

MainStay VP MacKay Convertible Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$78,786	$(43,392)	$—	$—	$35,394	$150	$—	35,394

MainStay VP MacKay Government Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$50,984	$(26,724)	$—	$—	$24,260	$16	$—	24,260

MainStay VP MacKay Growth Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$2,462	$(2,446)	$—	$—	$16	$0	(a)	$—	16

MainStay VP MacKay International Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$12,928	$(12,342)	$—	$—	$586	$4	$—	586

MainStay VP MacKay Mid Cap Core Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$14,679	$(14,352)	$—	$—	$327	$2	$—	327

MainStay VP MacKay S&P 500 Index Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$9,153	$(9,081)	$—	$—	$72	$1	$—	72

MainStay VP MacKay Small Cap Core Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$4,638	$(4,143)	$—	$—	$495	$1	$—	495

MainStay VP MacKay Unconstrained Bond Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$132,524	$(84,354)	$—	$—	$48,170	$155	$—	48,170

MainStay VP MFS® Utilities Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$60,607	$(37,148)	$—	$—	$23,459	$84	$—	23,459

MainStay VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$19,481	$159	$(19,457)	$1,128	$(1,311)	$—	$77	$—	—
IQ 50 Percent Hedged FTSE International ETF	50,557	35,155	(18,253)	1,634	(3,632)	65,461	1,660	—	3,105
IQ Chaikin U.S. Large Cap ETF	175	65,033	(39,079)	743	642	27,514	478	—	1,055
IQ Chaikin U.S. Small Cap ETF	6,109	13,043	(1,860)	120	(6)	17,406	91	—	616
IQ Enhanced Core Bond U.S. ETF	812	12,924	(268)	(12)	(136)	13,320	89	—	719
IQ Enhanced Core Plus Bond U.S. ETF	58,877	14,714	(46,414)	(2,471)	262	24,968	981	—	1,304
IQ Global Resources ETF	15,614	8,227	(5,838)	374	(1,365)	17,012	—	—	624
IQ S&P High Yield Low Volatility Bond ETF	5,661	162	(957)	(44)	(147)	4,675	145	—	192
MainStay Cushing MLP Premier Fund Class I	8,116	596	(111)	(48)	749	9,302	710	—	759
MainStay Epoch Capital Growth Fund Class I	11,684	20	(176)	36	667	12,231	—	—	908
MainStay Epoch Global Choice Fund Class I	31,844	314	(2,723)	603	(348)	29,690	—	—	1,360
MainStay Epoch International Choice Fund Class I	43,321	10,170	(1,187)	106	61	52,471	—	—	1,455
MainStay Epoch U.S. All Cap Fund Class I	50,681	—	(48,281)	180	(2,580)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	45,180	(3,507)	95	5,074	46,842	—	—	1,559
MainStay Epoch U.S. Equity Yield Fund Class I	11,044	—	(11,029)	645	(660)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	5,791	(2,686)	(183)	154	3,076	67	—	186
MainStay MAP Equity Fund Class I	53,962	1,301	(10,752)	91	4,376	48,978	—	—	1,069
MainStay MacKay High Yield Municipal Bond Fund Class I (b)	—	20,220	(121)	2	33	20,134	249	—	1,607
MainStay MacKay International Opportunities Fund Class I (c)	51,245	12,725	(2,467)	73	(5,080)	56,496	—	—	6,427
MainStay MacKay Short Duration High Yield Fund Class I (d)	26,401	1,262	(633)	(14)	(145)	26,871	852	—	2,723
MainStay MacKay Short Term Municipal Fund Class I (e)	—	15,664	—	—	(15)	15,649	16	—	1,640
MainStay MacKay Total Return Bond Fund Class I (f)	9,311	12	(9,212)	(12)	(99)	—	19	—	—
MainStay MacKay Total Return Bond Fund Class R6 (f)	—	3,140	(1,771)	(27)	(42)	1,300	27	—	127
MainStay MacKay U.S. Equity Opportunities Fund Class I (g)	56,622	1,680	(8,387)	1,491	998	52,404	—	—	5,044
MainStay U.S. Government Liquidity Fund	—	72,023	(32,794)	—	—	39,229	126	—	39,229
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	49,704	133	(39,312)	(1,180)	(943)	8,402	—	—	988
MainStay VP Bond Portfolio Initial Class	181,498	13,940	(57,789)	(2,367)	(1,346)	133,936	—	—	9,548
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	24,178	4,950	(2,977)	686	(814)	26,023	—	—	2,508
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	13,627	2,765	(1,728)	171	2,193	17,028	—	—	1,041
MainStay VP Emerging Markets Equity Portfolio Initial Class	86,991	9,696	(17,696)	3,026	(11,726)	70,291	—	—	7,811
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	17,825	24,845	(1,272)	173	1,440	43,011	—	—	2,593
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	38,312	1,451	(8,618)	473	282	31,900	—	—	2,340
MainStay VP Floating Rate Portfolio Initial Class	46,160	1,394	(15,425)	252	(244)	32,137	1,386	—	3,537
MainStay VP Indexed Bond Portfolio Initial Class	5,312	91,995	(3,327)	(108)	1	93,873	—	—	9,543
MainStay VP Large Cap Growth Portfolio Initial Class	52,473	79	(29,195)	6,930	2,051	32,338	—	—	1,098
MainStay VP MacKay Common Stock Portfolio Initial Class (h)	—	21	—	—	—	21	—	—	1
MainStay VP MacKay Convertible Portfolio Initial Class (i)	23,532	218	(9,669)	1,052	767	15,900	218	—	1,096
MainStay VP MacKay Growth Portfolio Initial Class (j)	23,290	—	(2,100)	556	3,275	25,021	—	—	692
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (k)	21,056	—	(15,002)	1,440	(1,313)	6,181	—	—	602
MainStay VP MacKay International Equity Portfolio Initial Class (p)	6,723	2,594	(4,746)	1,077	(949)	4,699	—	—	260
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (l)	53,699	2,583	(5,305)	(328)	3,867	54,516	—	—	3,278
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (m)	16,107	7,507	(19,945)	1,395	(1,000)	4,064	—	—	71
MainStay VP MacKay Small Cap Core Portfolio Initial Class (n)	17,415	2,521	(2,212)	663	1,021	19,408	—	—	1,356
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (o)	35,228	1,219	(403)	(25)	(305)	35,714	578	—	3,586
MainStay VP PIMCO Real Return Portfolio Initial Class	10,168	290	(42)	(3)	(126)	10,287	—	—	1,220
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	60,635	899	(4,194)	(34)	2,086	59,392	—	—	4,072
	$1,295,450	$508,615	$(508,920)	$18,359	$(4,333)	$1,309,171	$7,769	$—

MainStay VP Moderate Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$33,589	$492	$(33,760)	$1,790	$(2,111)	$—	$134	$—	—
IQ 50 Percent Hedged FTSE International ETF	88,657	59,325	(29,827)	2,144	(5,778)	114,521	2,922	—	5,433
IQ Chaikin U.S. Large Cap ETF	12,132	105,239	(67,636)	1,717	1,037	52,489	886	—	2,012
IQ Chaikin U.S. Small Cap ETF	29,482	23,508	(12,139)	1,597	(954)	41,494	241	—	1,468
IQ Enhanced Core Plus Bond U.S. ETF	17,568	21,167	(17,373)	(509)	32	20,885	247	—	1,091
IQ Global Resources ETF	37,099	20,847	(15,653)	974	(3,341)	39,926	—	—	1,463
IQ S&P High Yield Low Volatility Bond ETF	15,045	31	(12,579)	(523)	68	2,042	197	—	84
MainStay Cushing MLP Premier Fund Class I	14,412	2,226	(339)	(170)	1,277	17,406	1,295	—	1,420
MainStay Epoch Capital Growth Fund Class I	20,004	170	(199)	42	1,169	21,186	—	—	1,573
MainStay Epoch Global Choice Fund Class I	54,185	190	(1,881)	532	(72)	52,954	—	—	2,426
MainStay Epoch International Choice Fund Class I	111,529	23,955	(7,621)	(68)	397	128,192	—	—	3,554
MainStay Epoch U.S. All Cap Fund Class I	108,552	—	(104,252)	268	(4,568)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	126,874	(10,459)	392	10,448	127,255	—	—	4,235
MainStay Epoch U.S. Equity Yield Fund Class I	18,314	—	(18,368)	326	(272)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	10,627	(5,646)	(401)	262	4,842	114	—	293
MainStay MAP Equity Fund Class I	115,197	742	(30,130)	3,043	6,427	95,279	—	—	2,079
MainStay MacKay High Yield Municipal Bond Fund Class I (b)	—	35,203	(205)	3	61	35,062	435	—	2,798
MainStay MacKay International Opportunities Fund Class I (c)	130,043	24,597	(8,479)	(293)	(12,484)	133,384	—	—	15,174
MainStay MacKay Short Duration High Yield Fund Class I (d)	46,217	3,991	(5,060)	(73)	(212)	44,863	1,450	—	4,545
MainStay MacKay Short Term Municipal Fund Class I (e)	—	27,554	(128)	0 (a)	(31)	27,395	91	—	2,872
MainStay MacKay Total Return Bond Fund Class I (f)	3,488	7	(3,435)	(7)	(53)	—	9	—	—
MainStay MacKay Total Return Bond Fund Class R6 (f)	—	1,060	(444)	(10)	(17)	589	12	—	58
MainStay MacKay U.S. Equity Opportunities Fund Class I (g)	127,678	443	(36,800)	6,415	(980)	96,756	—	—	9,312
MainStay U.S. Government Liquidity Fund	—	112,550	(38,160)	—	—	74,390	215	—	74,390
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	41,500	259	(34,586)	(1,016)	(680)	5,477	—	—	644
MainStay VP Bond Portfolio Initial Class	17,663	24,396	(20,898)	(511)	191	20,841	—	—	1,486
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	63,760	1,118	(7,374)	797	(1,668)	56,633	—	—	5,459
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	65,384	3,244	(11,037)	1,569	8,400	67,560	—	—	4,132
MainStay VP Emerging Markets Equity Portfolio Initial Class	175,688	21,445	(31,801)	4,024	(22,300)	147,056	—	—	16,341
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	37,798	72,163	(5,675)	703	3,019	108,008	—	—	6,511
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	109,659	3,729	(16,594)	328	1,977	99,099	—	—	7,269
MainStay VP Floating Rate Portfolio Initial Class	78,516	2,776	(36,332)	376	(325)	45,011	1,977	—	4,954
MainStay VP Indexed Bond Portfolio Initial Class	—	21,057	(21,180)	123	—	—	—	—	—
MainStay VP Large Cap Growth Portfolio Initial Class	105,986	—	(71,278)	18,246	(454)	52,500	—	—	1,782
MainStay VP MacKay Common Stock Portfolio Initial Class (h)	—	34,015	—	—	184	34,199	—	—	1,040
MainStay VP MacKay Convertible Portfolio Initial Class (i)	40,930	468	(17,154)	1,863	1,290	27,397	386	—	1,888
MainStay VP MacKay Growth Portfolio Initial Class (j)	52,266	—	(4,742)	1,294	7,357	56,175	—	—	1,553
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (k)	28,469	—	(26,160)	1,914	(1,881)	2,342	—	—	228
MainStay VP MacKay International Equity Portfolio Initial Class (p)	29,331	3,714	(11,892)	2,628	(1,835)	21,946	—	—	1,215
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (l)	136,642	9,265	(9,989)	797	8,486	145,201	—	—	8,732
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (m)	18,317	13,310	(26,729)	1,487	(1,295)	5,090	—	—	89
MainStay VP MacKay Small Cap Core Portfolio Initial Class (n)	78,699	119	(36,317)	9,983	(3,893)	48,591	—	—	3,395
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (o)	61,165	18,937	(16,684)	(1,022)	463	62,859	991	—	6,311
MainStay VP PIMCO Real Return Portfolio Initial Class	19,100	1,298	(558)	(33)	(210)	19,597	—	—	2,324
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	137,975	492	(8,633)	1,337	3,291	134,462	—	—	9,220
	$2,282,039	$832,603	$(876,186)	$62,076	$(9,578)	$2,290,954	$11,602	$—

MainStay VP PIMCO Real Return Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$24,585	$(23,901)	$—	$—	$684	$6	$—	684

MainStay VP T. Rowe Price Equity Income Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$35,196	$(25,830)	$—	$—	$9,366	$39	$—	9,366

MainStay VP VanEck Global Hard Assets Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$19,811	$(12,019)	$—	$—	$7,792	$28	$—	7,792

(a) Less than $500.

(b) Prior to February 28, 2018, known as MainStay High Yield Municipal Bond Fund Class I

(c) Prior to February 28, 2018, known as MainStay International Opportunities Fund Class I.

(d) Prior to February 28, 2018, known as MainStay Short Duration High Yield Fund Class I.

(e) Prior to May 22, 2018, known as MainStay MacKay Tax Advantaged Short Term Bond Fund Class I and prior to February 28, 2018, known as MainStay Tax Advantaged Short Term Bond Fund Class I.

(f) Prior to February 28, 2018, known as MainStay Total Return Bond Fund Class I and Class R6, respectively.

(g) Prior to February 28, 2018, known as MainStay U.S. Equity Opportunities Fund Class I.

(h) Prior to February 28, 2018, known as MainStay Common Stock Fund Class I.

(i) Prior to February 28, 2018, known as MainStay Convertible Fund Class I.

(j) Prior to May 1, 2018, known as MainStay VP Growth Portfolio Initial Class.

(k) Prior to May 1, 2018, known as MainStay VP High Yield Corporate Bond Portfolio Initial Class.

(l) Prior to May 1, 2018, known as MainStay VP Mid Cap Core Portfolio Initial Class.

(m) Prior to May 1, 2018, known as MainStay VP S&P 500 Index Portfolio Initial Class.

(n)Prior to May 1, 2018, known as MainStay VP Small Cap Core Portfolio Initial Class.

(o) Prior to May 1, 2018, known as MainStay VP Unconstrained Bond Portfolio Initial Class.

(p) Prior to May 1, 2018, known as MainStay VP International Equity Portfolio Initial Class.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	November 26, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	November 26, 2018